Schedule of Investments

ARIZONA TAX-EXEMPT FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.0%
Arizona – 94.5%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$901
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	508
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/41	750	826
5.00%, 8/1/43	705	760
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	398
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/41	500	460
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds,
5.00%, 11/1/41	545	573
Arizona State University Sustainable Revenue Bonds, Series A,
5.00%, 7/1/36	795	847
Buckeye Arizona Excise TRB,
5.00%, 7/1/38	650	744
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	914
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	433
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	506
5.00%, 7/1/30	500	506
5.00%, 7/1/31	600	607
Glendal IDA Revenue Bonds, Midwestern University,
5.00%, 5/15/33	500	568
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0%continued
Arizona – 94.5%continued
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	$500	$544
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/32	500	573
5.00%, 7/1/37	1,000	1,144
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	794
Lake Havasu City Wastewater System Senior Lien Revenue G.O. Unlimited Refunding Bonds,
5.00%, 7/1/42	500	552
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	279
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AG Insured),
4.00%, 7/1/36	305	314
Maricopa County Elementary School District No. 1 G.O. Unlimited Bonds, Series B, Project of 2022 (BAM Insured),
5.00%, 7/1/42	540	588
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	264
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,023
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AG Insured),
5.00%, 7/1/30	275	303
NORTHERN FUNDS QUARTERLY REPORT  0 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0%continued
Arizona – 94.5%continued
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AG Insured),
5.00%, 7/1/35	$625	$654
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
5.00%, 7/1/35	965	1,029
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,344
5.00%, 7/1/47	1,000	1,011
Maricopa County IDA Educational Revenue Refunding Bonds, Legacy Traditional School,
4.25%, 7/1/44	300	267
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, HonorHealth,
5.00%, 9/1/42	2,000	2,041
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,271
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,511
Maricopa County Tempe Elementary School District No. 3 G.O. Unlimited Bonds, Series A, Project of 2022,
5.00%, 7/1/36	725	834
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	545
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	500	518
Mesa Utility Systems Revenue Bonds,
3.00%, 7/1/44	500	397
5.00%, 7/1/44	500	529
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0%continued
Arizona – 94.5%continued
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	$1,000	$1,031
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	976
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,545	1,591
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,007
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	865
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	700	739
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	1,250	1,307
Phoenix G.O. Unlimited Bonds, Series A,
5.00%, 7/1/41	750	830
5.00%, 7/1/47	750	793
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	893
Pima County COPS,
5.00%, 12/1/35	555	648
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	701
Pinal County Revenue Obligations Bonds (BAM Insured),
5.25%, 8/1/50	1,000	1,068
FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0%continued
Arizona – 94.5%continued
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/32	$150	$169
5.00%, 7/1/43	200	214
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,214
5.00%, 8/1/54	1,000	1,041
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/50	725	752
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series B,
5.25%, 1/1/53	600	633
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/32	500	544
5.00%, 12/1/37	1,000	1,085
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	500	537
Sedona Excise TRB (AGM Insured),
5.00%, 7/1/41	100	107
Tempe Excise TRB,
5.00%, 7/1/38	500	572
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	453
Yuma IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center,
5.00%, 8/1/40	700	762
Yuma Utility System Revenue Bonds, Series A (AG Insured),
5.00%, 7/1/43	300	326
		49,738
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0%continued
Ohio – 0.3%
Ohio State Housing Finance Agency Residential Mortgage Backed Sustainable Revenue Bonds (GNMA, FNMA, FHLMC Insured),
5.50%, 9/1/29	$160	$175
Virginia – 1.2%
Richmond G.O. Unlimited Refunding Bonds, Series B,
4.00%, 7/15/29	600	613
Total Municipal Bonds
(Cost $53,164)		50,526

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(3) (4)	855,002	$855
Total Investment Companies
(Cost $855)		855

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.0%
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/26	$500	$506
Total Short-Term Investments
(Cost $507)		506

Total Investments – 98.6%
(Cost $54,526)		51,887
Other Assets less Liabilities – 1.4%		740
NET ASSETS – 100.0%		$52,627

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2025 is disclosed.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation
NORTHERN FUNDS QUARTERLY REPORT  2 FIXED INCOME FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued	December 31, 2025 (UNAUDITED)

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$50,526	$—	$50,526
Investment Companies	855	—	—	855
Short-Term Investments	—	506	—	506
Total Investments	$855	$51,032	$—	$51,887

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$534	$21,162	$20,841	$29	$855	855,002
FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

BOND INDEX FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.4%
Auto Loan – 0.2%
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B
5.84%, 7/18/29	$50	$51
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	51
BMW Vehicle Lease Trust, Series 2025-1, Class A3
4.43%, 6/26/28	100	101
BMW Vehicle Lease Trust, Series 2025-2, Class A3
3.97%, 9/25/28	50	50
BMW Vehicle Owner Trust, Series 2025-A, Class A3
4.56%, 9/25/29	100	101
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class B
4.30%, 8/15/31	50	50
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C
4.80%, 8/15/31	25	25
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D
5.41%, 8/15/31	50	51
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 7/16/29	100	101
Capital One Prime Auto Receivables Trust, Series 2025-1, Class A3
3.85%, 7/15/30	100	100
CarMax Auto Owner Trust, Series 2023-4, Class A4
5.96%, 5/15/29	50	52
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	103
CarMax Auto Owner Trust, Series 2024-4, Class A3
4.60%, 10/15/29	50	51
Carmax Auto Owner Trust, Series 2025-2, Class A3
4.48%, 3/15/30	100	101
Carmax Auto Owner Trust, Series 2025-4, Class A3
3.97%, 12/16/30	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Carvana Auto Receivables Trust, Series 2024-P3, Class A4
4.31%, 9/10/30	$25	$25
Carvana Auto Receivables Trust, Series 2025-P3, Class A3
4.04%, 11/11/30	100	100
Carvana Auto Receivables Trust, Series 2025-P4, Class A3
4.14%, 12/10/30	50	50
Carvana Auto Receivables Trust, Series 2025-P4, Class A4
4.25%, 11/10/31	50	50
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class B
4.79%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class C
4.99%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class D
5.41%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class B
4.14%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class C
4.39%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	25	25
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	50	51
Exeter Automobile Receivables Trust, Series 2025-3A, Class B
4.86%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2025-3A, Class C
5.09%, 10/15/31	25	25
NORTHERN FUNDS QUARTERLY REPORT  4 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Exeter Automobile Receivables Trust, Series 2025-3A, Class D
5.57%, 10/15/31	$25	$26
Exeter Automobile Receivables Trust, Series 2025-5A, Class C
4.68%, 3/15/32	50	50
Ford Credit Auto Lease Trust, Series 2025-A, Class A3
4.72%, 6/15/28	100	101
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	100	102
Ford Credit Auto Owner Trust, Series 2024-C, Class A3
4.07%, 7/15/29	100	100
Ford Credit Auto Owner Trust, Series 2024-C, Class B
4.40%, 8/15/30	25	25
Ford Credit Auto Owner Trust, Series 2025-A, Class A3
4.45%, 10/15/29	50	51
Ford Credit Auto Owner Trust, Series 2025-B, Class A3
3.91%, 4/15/30	100	100
Ford Credit Auto Owner Trust, Series 2025-B, Class A4
3.95%, 7/15/31	100	100
GM Financial Automobile Leasing Trust, Series 2025-2, Class A3
4.58%, 5/22/28	50	51
GM Financial Automobile Leasing Trust, Series 2025-3, Class A4
4.20%, 8/20/29	50	50
GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A3
4.40%, 8/16/29	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
4.62%, 12/17/29	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A3
4.28%, 4/16/30	$100	$101
GM Financial Consumer Automobile Receivables Trust, Series 2025-4, Class A4
3.93%, 4/16/32	100	100
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	50	51
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3
4.33%, 5/15/29	100	101
Honda Auto Receivables Owner Trust, Series 2025-1, Class A3
4.57%, 9/21/29	100	101
Honda Auto Receivables Owner Trust, Series 2025-2, Class A3
4.15%, 10/15/29	100	101
Honda Auto Receivables Owner Trust, Series 2025-3, Class A3
4.04%, 2/21/30	75	76
Honda Auto Receivables Owner Trust, Series 2025-4, Class A3
3.98%, 6/17/30	50	50
Honda Auto Receivables Owner Trust, Series 2025-4, Class A4
4.05%, 2/17/32	25	25
Hyundai Auto Receivables Trust, Series 2025-A, Class A3
4.32%, 10/15/29	100	101
Hyundai Auto Receivables Trust, Series 2025-B, Class A3
4.36%, 12/17/29	100	101
Hyundai Auto Receivables Trust, Series 2025-C, Class A3
3.88%, 4/15/30	100	100
Hyundai Auto Receivables Trust, Series 2025-C, Class A4
3.89%, 1/15/32	50	50
Hyundai Auto Receivables Trust, Series 2025-D, Class A3
3.99%, 9/16/30	100	100
FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A3
4.61%, 4/16/29	$50	$51
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A3
3.88%, 4/16/29	50	50
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A4
3.93%, 7/15/31	25	25
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3
4.78%, 12/17/29	50	51
Nissan Auto Lease Trust, Series 2024-B, Class A3
4.92%, 11/15/27	100	101
Nissan Auto Receivables Owner Trust, Series 2025-A, Class A3
4.49%, 12/17/29	150	152
Nissan Auto Receivables Owner Trust, Series 2025-B, Class A3
3.99%, 4/15/30	50	50
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class C
5.84%, 6/17/30	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	25	26
Santander Drive Auto Receivables Trust, Series 2024-5, Class C
4.78%, 1/15/31	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	25	25
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3
4.17%, 4/15/30	100	100
Santander Drive Auto Receivables Trust, Series 2025-4, Class B
4.27%, 1/15/32	50	50
Santander Drive Auto Receivables Trust, Series 2025-4, Class C
4.52%, 1/15/32	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2025-4, Class D
4.95%, 1/15/32	$50	$50
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4
4.83%, 11/15/29	100	102
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A3
4.40%, 6/15/29	50	50
Toyota Auto Receivables Owner Trust, Series 2025-D, Class A3
3.84%, 6/17/30	150	150
Toyota Auto Receivables Owner Trust, Series 2025-D, Class A4
3.94%, 2/17/31	100	100
Volkswagen Auto Lease Trust, Series 2025-A, Class A3
4.50%, 6/20/28	50	51
Volkswagen Auto Lease Trust, Series 2025-B, Class A3
4.01%, 1/22/29	50	50
Volkswagen Auto Loan Enhanced Trust, Series 2025-1, Class A3
4.50%, 8/20/29	50	51
Volkswagen Auto Loan Enhanced Trust, Series 2025-2, Class A3
3.92%, 3/20/30	100	100
World Omni Auto Receivables Trust, Series 2025-A, Class A4
4.86%, 11/15/30	225	230
World Omni Auto Receivables Trust, Series 2025-D, Class A4
4.07%, 2/17/32	100	100
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3
4.42%, 4/17/28	50	51
		5,750
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	103
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	103
NORTHERN FUNDS QUARTERLY REPORT  6 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	$100	$104
American Express Credit Account Master Trust, Series 2024-3, Class A
4.65%, 7/15/29	100	101
American Express Credit Account Master Trust, Series 2025-1, Class A
4.56%, 12/17/29	100	102
American Express Credit Account Master Trust, Series 2025-2, Class A
4.28%, 4/15/30	200	202
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 4/15/32	100	102
American Express Credit Account Master Trust, Series 2025-4, Class A
4.30%, 7/15/30	200	203
American Express Credit Account Master Trust, Series 2025-5, Class A
4.51%, 7/15/32	100	102
BA Credit Card Trust, Series 2024-A1, Class A
4.93%, 5/15/29	125	127
BA Credit Card Trust, Series 2025-A1, Class A
4.31%, 5/15/30	100	101
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	141
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	75	75
Capital One Multi-Asset Execution Trust, Series 2025-A1, Class A
3.82%, 9/15/30	75	75
Capital One Multi-Asset Execution Trust, Series 2025-A3, Class A
4.65%, 10/15/37	100	100
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	104
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	100	103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
Chase Issuance Trust, Series 2025-A1, Class A
4.16%, 7/15/30	$100	$101
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	101
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 6/21/32	100	102
First National Master Note Trust, Series 2024-1, Class A
5.34%, 5/15/30	100	102
First National Master Note Trust, Series 2025-1, Class A
4.85%, 2/15/30	100	102
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	100	102
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	100	102
Synchrony Card Funding LLC, Series 2025-A2, Class A
4.49%, 5/15/31	100	102
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 2/15/31	75	76
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	100	101
WF Card Issuance Trust, Series 2024-A2, Class A
4.29%, 10/15/29	100	101
WF Card Issuance Trust, Series 2025-A1, Class A
4.34%, 5/15/30	100	101
World Financial Network Credit Card Master Note Trust, Series 2024-B, Class A
4.62%, 5/15/31	100	101
FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
World Financial Network Credit Card Master Trust, Series 2024-A, Class A
5.47%, 2/15/31	$100	$102
		3,399
Other – 0.1%
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	50	50
Ford Credit Floorplan Master Owner Trust A, Series 2025-1, Class A1
4.63%, 4/15/30	100	102
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	100
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	50	50
John Deere Owner Trust, Series 2025-A, Class A3
4.23%, 9/17/29	100	101
John Deere Owner Trust, Series 2025-B, Class A3
4.17%, 12/17/29	50	50
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	98
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	100	102
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	100	102
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 8/20/30	100	101
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	100	102
Verizon Master Trust, Series 2025-1, Class A
4.71%, 1/21/31	100	102
Verizon Master Trust, Series 2025-3, Class A1A
4.51%, 3/20/30	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Other – 0.1%continued
Verizon Master Trust, Series 2025-5, Class A1A
4.40%, 6/20/31	$100	$101
		1,211
Total Asset-Backed Securities
(Cost $10,266)		10,360

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non Agency – 0.7%
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	247
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	200	198
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	199
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	300
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	100
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	200
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	301
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	194
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	284
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	446
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	178
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	179
BANK, Series 2021-BN38, Class A5
2.52%, 12/15/64	300	267
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	197
BANK, Series 2022-BNK44, Class A5
5.74%, 11/15/55(1)	500	532
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	200	213
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	200	204
NORTHERN FUNDS QUARTERLY REPORT  8 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
BANK, Series 2025-BNK49, Class A5
5.62%, 3/15/58	$200	$212
BANK5, Series 2025-5YR19, Class A3
5.27%, 12/15/30	500	517
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	196
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	150	133
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	149
BBCMS Mortgage Trust, Series 2024-5C27, Class A3
6.01%, 7/15/57	500	526
BBCMS Mortgage Trust, Series 2024-C30, Class A5
5.53%, 11/15/57	200	210
BBCMS Mortgage Trust, Series 2025-C35, Class A5
5.59%, 7/15/58	250	263
BBCMS Mortgage Trust, Series 2025-C39, Class A5
5.30%, 12/15/58	250	258
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	149
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	99
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	200
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.59%, 10/10/51(1)	125	118
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	99
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	187
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	444
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	$100	$88
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	176
BenchmarkMortgage Trust, Series 2021-B26, Class A5
2.61%, 6/15/54	200	180
BMO Mortgage Trust, Series 2024-C10, Class A5
5.48%, 11/15/57	200	209
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	199
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	141
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	247
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	245
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	100
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	200
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	200
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	197
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.51%, 8/15/57(1)	150	124
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	299
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	175	174
FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	$100	$90
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	247
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	149
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	143
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	283
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	190
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5
5.63%, 8/15/58	500	529
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	99
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	200
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	241
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	453
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	198
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	265
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	97
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	$100	$98
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	149
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	200
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	150
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	200
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	100
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	149
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	99
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	246
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A4
3.47%, 11/15/50	200	197
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	99
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	149
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	100
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	195
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	94
NORTHERN FUNDS QUARTERLY REPORT  10 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%continued
Non Agency – 0.7%continued
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	$500	$464
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class A3
6.10%, 1/15/58	250	265
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class A3
5.59%, 7/15/58	200	209
Wells Fargo Commercial Mortgage Trust, Series 2025-5C7, Class A3
5.20%, 12/15/58	500	515
		17,640
Total Commercial Mortgage-Backed Securities
(Cost $18,046)		17,640

CORPORATE BONDS – 20.3%
Advertising & Marketing – 0.0%
AppLovin Corp.,
5.13%, 12/1/29	500	513
Aerospace & Defense – 0.5%
Boeing (The) Co.,
2.70%, 2/1/27	219	216
6.26%, 5/1/27	500	513
3.25%, 2/1/28	366	360
3.25%, 3/1/28	55	54
3.20%, 3/1/29	159	154
2.95%, 2/1/30	250	237
5.15%, 5/1/30	43	44
6.39%, 5/1/31	500	543
6.13%, 2/15/33	135	146
6.63%, 2/15/38	100	112
5.71%, 5/1/40	200	205
5.81%, 5/1/50	1,060	1,047
5.93%, 5/1/60	500	492
GE Capital Funding LLC,
4.55%, 5/15/32	700	708
General Dynamics Corp.,
2.63%, 11/15/27	104	102
3.75%, 5/15/28	246	246
4.25%, 4/1/40	100	92
2.85%, 6/1/41	160	121
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Aerospace & Defense – 0.5%continued
General Electric Co.,
4.90%, 1/29/36	$250	$254
HEICO Corp.,
5.35%, 8/1/33	150	156
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	194
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	190
L3Harris Technologies, Inc.,
5.40%, 1/15/27	1,000	1,015
4.40%, 6/15/28	449	452
5.50%, 8/15/54 †	100	98
Lockheed Martin Corp.,
5.25%, 1/15/33	1,200	1,263
3.60%, 3/1/35	135	125
4.07%, 12/15/42	168	144
3.80%, 3/1/45	230	185
4.09%, 9/15/52	20	16
5.20%, 2/15/64	200	186
Northrop Grumman Corp.,
3.25%, 1/15/28	500	494
5.05%, 11/15/40	250	247
4.75%, 6/1/43	250	231
3.85%, 4/15/45	8	6
4.03%, 10/15/47	252	203
Precision Castparts Corp.,
4.38%, 6/15/45	100	87
RTX Corp.,
1.90%, 9/1/31	71	62
2.38%, 3/15/32	68	61
4.50%, 6/1/42	250	227
4.80%, 12/15/43	400	368
3.75%, 11/1/46	750	583
4.35%, 4/15/47	200	170
6.40%, 3/15/54	300	331
Textron, Inc.,
2.45%, 3/15/31	250	227
		12,967
Apparel & Textile Products – 0.0%
NIKE, Inc.,
2.85%, 3/27/30	750	716
3.25%, 3/27/40	75	61
FIXED INCOME FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Apparel & Textile Products – 0.0%continued
Ralph Lauren Corp.,
2.95%, 6/15/30	$100	$95
		872
Asset Management – 0.3%
Apollo Global Management, Inc.,
6.38%, 11/15/33	200	220
Ares Capital Corp.,
5.95%, 7/15/29	300	308
Ares Management Corp.,
6.38%, 11/10/28	100	106
Ares Strategic Income Fund,
6.20%, 3/21/32	150	154
BlackRock Funding, Inc.,
4.70%, 3/14/29	500	511
4.90%, 1/8/35	200	205
Blackrock, Inc.,
1.90%, 1/28/31	720	648
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	295
6.00%, 1/29/32	200	203
6.00%, 11/22/34 †	200	202
Blackstone Secured Lending Fund,
5.30%, 6/30/30	200	199
Blue Owl Capital Corp.,
5.95%, 3/15/29	400	404
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	208
5.80%, 3/15/30	400	400
Blue Owl Finance LLC,
4.13%, 10/7/51	200	141
Blue Owl Technology Finance Corp.,
6.10%, 3/15/28 (2)	200	201
6.75%, 4/4/29 †	100	102
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (3)	400	415
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (3) †	200	215
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34 (3) †	300	328
Franklin Resources, Inc.,
2.95%, 8/12/51	150	95
FS KKR Capital Corp.,
3.25%, 7/15/27	200	193
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Asset Management – 0.3%continued
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	$100	$102
Hercules Capital, Inc.,
3.38%, 1/20/27	100	99
HPS Corporate Lending Fund,
5.45%, 1/14/28 †	200	202
Janus Henderson U.S. Holdings, Inc.,
5.45%, 9/10/34	30	31
Main Street Capital Corp.,
6.95%, 3/1/29 †	100	104
Morgan Stanley Direct Lending Fund,
6.15%, 5/17/29	200	205
New Mountain Finance Corp.,
6.20%, 10/15/27	200	203
Oaktree Specialty Lending Corp.,
6.34%, 2/27/30 †	100	100
Raymond James Financial, Inc.,
4.90%, 9/11/35	150	149
3.75%, 4/1/51	100	74
5.65%, 9/11/55	300	295
Sixth Street Specialty Lending, Inc.,
6.13%, 3/1/29 †	100	103
TPG Operating Group II L.P.,
5.88%, 3/5/34	50	52
Voya Financial, Inc.,
4.80%, 6/15/46	100	89
		7,561
Automotive – 0.5%
American Honda Finance Corp.,
4.90%, 3/12/27	1,000	1,011
4.80%, 3/5/30	500	511
Aptiv Swiss Holdings Ltd.,
4.65%, 9/13/29 †	400	408
4.15%, 5/1/52	200	154
BorgWarner, Inc.,
4.38%, 3/15/45	170	143
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	1,000	1,015
5.88%, 11/7/29	400	411
5.73%, 9/5/30	200	203
7.12%, 11/7/33	1,800	1,936
NORTHERN FUNDS QUARTERLY REPORT  12 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Automotive – 0.5%continued
General Motors Co.,
6.80%, 10/1/27	$118	$123
5.00%, 10/1/28 †	227	231
5.60%, 10/15/32	183	192
6.25%, 10/2/43 †	350	356
6.75%, 4/1/46	145	156
5.40%, 4/1/48	267	243
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	643
6.00%, 1/9/28	500	517
2.40%, 4/10/28	119	114
5.80%, 6/23/28	500	518
5.65%, 1/17/29 †	84	87
4.30%, 4/6/29	82	82
3.60%, 6/21/30	99	95
2.35%, 1/8/31	33	30
3.10%, 1/12/32	33	30
5.90%, 1/7/35	500	521
Lear Corp.,
3.55%, 1/15/52	200	136
Toyota Motor Credit Corp.,
3.05%, 3/22/27	500	496
4.35%, 10/8/27	500	505
4.80%, 5/15/30	300	308
4.70%, 1/12/33	500	507
4.80%, 1/5/34	500	511
		12,193
Banking – 2.4%
Associated Banc-Corp,
(Variable, U.S. SOFR + 3.03%), 6.46%, 8/29/30 (3)	100	104
Bank of America Corp.,
4.18%, 11/25/27	146	146
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (3)	18	18
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (3)	106	105
(Variable, U.S. SOFR + 2.04%), 4.95%, 7/22/28 (3)	1,500	1,521
(Variable, U.S. SOFR + 0.83%), 4.98%, 1/24/29 (3)	500	509
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (3)	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.11%), 4.62%, 5/9/29 (3)	$500	$507
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (3)	500	522
(Variable, U.S. SOFR + 1.00%), 5.16%, 1/24/31 (3) †	1,500	1,550
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (3)	2	2
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (3)	3	3
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	380	349
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (3)	1,403	1,433
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (3)	1,000	1,031
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34 (3)	400	427
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35 (3)	600	626
(Variable, U.S. SOFR + 1.31%), 5.51%, 1/24/36 (3)	200	209
(Variable, U.S. SOFR + 1.70%), 5.74%, 2/12/36 (3)	700	731
(Variable, U.S. SOFR + 1.64%), 5.46%, 5/9/36 (3) †	250	261
6.11%, 1/29/37	150	162
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (3)	600	482
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (3)	755	637
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (3)	810	652
Bank of America N.A.,
6.00%, 10/15/36	250	272
BankUnited, Inc.,
5.13%, 6/11/30	100	101
Capital One N.A.,
2.70%, 2/6/30	250	236
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (3)	28	28
(Variable, U.S. SOFR + 0.87%), 4.79%, 3/4/29 (3)	500	507
(Variable, U.S. SOFR + 1.36%), 5.17%, 2/13/30 (3)	500	513
FIXED INCOME FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3) †	$500	$500
(Variable, U.S. SOFR + 1.17%), 4.50%, 9/11/31 (3)	500	502
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (3)	800	727
6.63%, 6/15/32	100	111
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (3)	1,400	1,489
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%), 5.59%, 11/19/34 (3)	2,000	2,053
(Variable, U.S. SOFR + 1.83%), 6.02%, 1/24/36 (3)	500	525
(Variable, U.S. SOFR + 1.47%), 5.33%, 3/27/36 (3)	600	615
6.13%, 8/25/36	125	133
(Variable, U.S. SOFR + 1.49%), 5.17%, 9/11/36 (3)	400	405
8.13%, 7/15/39	332	427
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (3)	180	181
5.88%, 1/30/42	30	32
4.65%, 7/23/48	300	266
(Variable, U.S. SOFR + 1.75%), 5.61%, 3/4/56 (3)	500	499
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (3)	500	504
Citizens Financial Group, Inc.,
(Variable, U.S. SOFR + 2.33%), 6.65%, 4/25/35 (3)	200	220
Comerica Bank,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (3) †	250	252
Fifth Third Bancorp,
8.25%, 3/1/38	275	338
First Citizens BancShares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.97%), 6.25%, 3/12/40 (3)	100	102
First Horizon Corp.,
(Variable, U.S. SOFR + 1.77%), 5.51%, 3/7/31 (3)	100	103
First-Citizens Bank & Trust Co.,
6.13%, 3/9/28	50	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.4%continued
FNB Corp.,
(Variable, U.S. SOFR Compounded Index + 1.93%), 5.72%, 12/11/30 (3)	$50	$51
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	409
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (3)	500	503
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29 (3)	500	524
Independent Bank Corp.,
(Variable, CME Term SOFR 3M + 3.53%), 7.25%, 4/1/35 (3)	50	52
JPMorgan Chase & Co.,
8.00%, 4/29/27	658	694
4.25%, 10/1/27	299	301
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (3)	204	201
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (3)	176	177
(Variable, U.S. SOFR + 0.93%), 4.98%, 7/22/28 (3)	250	254
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (3)	33	33
(Variable, U.S. SOFR + 0.80%), 4.92%, 1/24/29 (3)	500	509
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (3)	34	34
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (3)	800	825
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (3)	59	60
(Variable, U.S. SOFR + 1.31%), 5.01%, 1/23/30 (3)	500	513
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (3)	500	522
(Variable, U.S. SOFR + 1.01%), 5.14%, 1/24/31 (3)	1,500	1,552
(Variable, U.S. SOFR + 1.44%), 5.10%, 4/22/31 (3)	500	517
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (3)	545	515
(Variable, U.S. SOFR + 0.93%), 4.26%, 10/22/31 (3)	500	499
NORTHERN FUNDS QUARTERLY REPORT  14 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.4%continued
(Variable, U.S. SOFR + 1.80%), 4.59%, 4/26/33 (3)	$300	$302
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (3)	500	529
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (3)	1,000	1,100
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35 (3)	1,000	1,067
(Variable, U.S. SOFR + 1.68%), 5.57%, 4/22/36 (3)	600	631
(Variable, U.S. SOFR + 1.64%), 5.58%, 7/23/36 (3)	400	415
(Variable, U.S. SOFR + 1.19%), 4.81%, 10/22/36 (3)	500	497
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (3)	100	79
5.60%, 7/15/41	405	423
5.63%, 8/16/43	150	154
(Variable, U.S. SOFR + 1.55%), 5.53%, 11/29/45 (3)	500	510
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (3)	114	97
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (3)	85	70
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (3)	400	323
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (3)	700	559
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,300	886
KeyBank N.A.,
5.00%, 1/26/33	500	506
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.26%), 6.08%, 3/13/32 (3)	100	106
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	507
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.91%), 5.02%, 1/12/29 (3)	700	713
Morgan Stanley Private Bank N.A.,
(Variable, U.S. SOFR + 0.77%), 4.47%, 7/6/28 (3)	500	503
(Variable, U.S. SOFR + 1.08%), 4.73%, 7/18/31 (3)	500	507
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.4%continued
Pinnacle Bank,
5.63%, 2/15/28	$250	$255
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	451
2.55%, 1/22/30	545	513
(Variable, U.S. SOFR + 1.20%), 5.49%, 5/14/30 (3) †	700	729
(Variable, U.S. SOFR + 1.26%), 4.81%, 10/21/32 (3)	300	306
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (3) †	300	307
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (3)	400	453
Regions Financial Corp.,
(Variable, U.S. SOFR + 2.06%), 5.50%, 9/6/35 (3)	300	310
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (3)	300	313
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30 (3)	500	521
Truist Financial Corp.,
1.13%, 8/3/27	221	212
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (3)	1,000	1,016
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (3) †	57	54
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30 (3)	800	829
(Variable, U.S. SOFR + 1.92%), 5.71%, 1/24/35 (3)	500	527
U.S. Bancorp,
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (3)	322	316
3.90%, 4/26/28	402	403
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (3)	500	520
1.38%, 7/22/30	143	127
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (3)	500	505
(Variable, U.S. SOFR + 1.41%), 5.42%, 2/12/36 (3) †	300	312
Webster Financial Corp.,
4.10%, 3/25/29	30	30
FIXED INCOME FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Banking – 2.4%continued
Wells Fargo & Co.,
(Variable, U.S. SOFR + 0.78%), 4.90%, 1/24/28 (3)	$2,000	$2,017
(Variable, U.S. SOFR + 1.98%), 4.81%, 7/25/28 (3)	500	506
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (3) †	500	515
(Variable, U.S. SOFR + 1.50%), 5.15%, 4/23/31 (3) †	1,000	1,033
(Variable, U.S. SOFR + 2.10%), 4.90%, 7/25/33 (3)	800	814
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (3)	700	735
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34 (3)	300	333
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (3)	600	627
(Variable, U.S. SOFR + 1.74%), 5.61%, 4/23/36 (3)	300	315
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (3)	100	78
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (3)	800	734
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (3)	1,000	865
Wells Fargo Bank N.A.,
5.85%, 2/1/37	500	530
6.60%, 1/15/38	50	56
Wintrust Financial Corp.,
4.85%, 6/6/29	100	99
Zions Bancorp N.A.,
3.25%, 10/29/29	250	236
		61,418
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	174
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	133
1.50%, 3/5/28	81	77
2.13%, 9/6/29	243	229
1.65%, 6/1/30	179	162
2.00%, 3/5/31	1,204	1,092
5.00%, 5/13/34	500	522
4.65%, 8/14/34	500	511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Beverages – 0.3%continued
Coca-Cola Consolidated, Inc.,
5.45%, 6/1/34	$200	$210
Constellation Brands, Inc.,
4.65%, 11/15/28	44	45
2.25%, 8/1/31	284	252
5.25%, 11/15/48	167	155
Keurig Dr. Pepper, Inc.,
5.05%, 3/15/29	500	511
4.42%, 12/15/46	300	245
Molson Coors Beverage Co.,
4.20%, 7/15/46	300	242
Pepsico Singapore Financing I Pte. Ltd.,
4.55%, 2/16/29	1,800	1,831
PepsiCo, Inc.,
2.75%, 3/19/30	483	459
1.63%, 5/1/30	77	70
1.95%, 10/21/31	500	445
5.00%, 2/7/35	300	309
5.25%, 7/17/54	400	389
		8,063
Biotechnology & Pharmaceuticals – 1.1%
AbbVie, Inc.,
4.80%, 3/15/29	500	513
4.95%, 3/15/31	500	517
5.05%, 3/15/34	500	515
4.05%, 11/21/39	200	179
4.85%, 6/15/44	750	697
4.25%, 11/21/49	500	413
5.40%, 3/15/54	700	683
Amgen, Inc.,
5.15%, 3/2/28	500	512
2.00%, 1/15/32	1,000	872
5.15%, 11/15/41	126	122
5.60%, 3/2/43	600	605
3.38%, 2/21/50	400	286
5.65%, 3/2/53	1,000	983
5.75%, 3/2/63	200	196
Biogen, Inc.,
2.25%, 5/1/30	40	37
3.15%, 5/1/50	400	259
3.25%, 2/15/51	200	132
Bristol-Myers Squibb Co.,
4.35%, 11/15/47	1,083	919
NORTHERN FUNDS QUARTERLY REPORT  16 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Biotechnology & Pharmaceuticals – 1.1%continued
5.55%, 2/22/54	$700	$690
Eli Lilly & Co.,
4.90%, 2/12/32	1,000	1,035
4.55%, 10/15/32	800	812
4.60%, 8/14/34	500	502
5.55%, 10/15/55	250	253
4.95%, 2/27/63	100	91
5.60%, 2/12/65	500	503
5.65%, 10/15/65	250	253
Gilead Sciences, Inc.,
1.20%, 10/1/27	1,050	1,006
5.25%, 10/15/33	1,000	1,053
2.60%, 10/1/40	100	74
4.80%, 4/1/44	185	171
4.50%, 2/1/45	150	133
4.75%, 3/1/46	168	153
4.15%, 3/1/47	60	50
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	300
5.38%, 4/15/34	150	159
6.38%, 5/15/38	274	308
Johnson & Johnson,
4.70%, 3/1/30	350	361
4.90%, 6/1/31	500	523
4.38%, 12/5/33	332	337
5.95%, 8/15/37	32	36
3.70%, 3/1/46	600	488
5.25%, 6/1/54 †	200	201
2.45%, 9/1/60 †	120	66
Merck & Co., Inc.,
1.70%, 6/10/27	263	256
1.90%, 12/10/28	279	265
3.40%, 3/7/29	389	383
2.15%, 12/10/31	688	613
4.50%, 5/17/33 †	1,000	1,011
3.60%, 9/15/42	25	20
3.70%, 2/10/45	60	48
5.70%, 9/15/55	400	406
5.15%, 5/17/63	200	184
Mylan, Inc.,
4.55%, 4/15/28	171	171
5.40%, 11/29/43	400	345
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Biotechnology & Pharmaceuticals – 1.1%continued
Novartis Capital Corp.,
2.20%, 8/14/30	$524	$485
5.20%, 11/5/45	400	392
4.70%, 9/18/54	300	268
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	700	709
5.30%, 5/19/53	800	760
Pfizer, Inc.,
3.45%, 3/15/29	24	24
2.63%, 4/1/30	500	472
7.20%, 3/15/39	311	372
5.60%, 9/15/40	194	202
4.30%, 6/15/43	100	87
4.13%, 12/15/46	262	217
5.70%, 11/15/65	400	395
Pharmacia LLC,
6.60%, 12/1/28	125	134
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	268
Royalty Pharma PLC,
3.55%, 9/2/50	300	208
5.90%, 9/2/54	100	99
5.95%, 9/25/55	250	249
Sanofi S.A.,
3.63%, 6/19/28	250	250
Takeda U.S. Financing, Inc.,
5.90%, 7/7/55	250	254
Wyeth LLC,
5.95%, 4/1/37	625	674
Zoetis, Inc.,
3.95%, 9/12/47	250	201
4.45%, 8/20/48	40	34
		28,454
Cable & Satellite – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.75%, 2/15/28	251	248
6.10%, 6/1/29	500	522
2.80%, 4/1/31	650	585
6.55%, 6/1/34	500	527
5.85%, 12/1/35	900	900
5.75%, 4/1/48	520	445
FIXED INCOME FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Cable & Satellite – 0.4%continued
3.90%, 6/1/52	$800	$518
5.50%, 4/1/63	200	158
Comcast Corp.,
4.55%, 1/15/29	300	305
5.10%, 6/1/29	500	516
3.40%, 4/1/30	1,370	1,330
4.95%, 5/15/32	200	205
4.25%, 1/15/33	400	392
7.05%, 3/15/33	140	160
3.75%, 4/1/40	1,000	826
2.89%, 11/1/51 †	100	59
5.35%, 5/15/53	700	631
6.05%, 5/15/55 †	600	596
2.99%, 11/1/63	500	272
5.50%, 5/15/64	550	494
Time Warner Cable LLC,
7.30%, 7/1/38	600	644
		10,333
Capital Goods – 0.0%
Ferguson Enterprises, Inc.,
5.00%, 10/3/34	100	101
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
4.30%, 6/11/28	250	253
2.80%, 5/15/50	300	192
Albemarle Corp.,
4.65%, 6/1/27	300	302
Avery Dennison Corp.,
2.65%, 4/30/30	200	187
Cabot Corp.,
5.00%, 6/30/32	70	71
Dow Chemical (The) Co.,
4.80%, 1/15/31	250	249
4.25%, 10/1/34	470	430
9.40%, 5/15/39	174	224
5.25%, 11/15/41	200	182
5.55%, 11/30/48	200	176
5.95%, 3/15/55	250	228
DuPont de Nemours, Inc.,
4.73%, 11/15/28 (2)	108	109
5.42%, 11/15/48 †	64	61
Eastman Chemical Co.,
4.80%, 9/1/42	200	178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Chemicals – 0.3%continued
Ecolab, Inc.,
4.30%, 6/15/28	$250	$253
2.75%, 8/18/55	300	181
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	41	36
Linde, Inc.,
2.00%, 8/10/50	200	107
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	56
LYB International Finance B.V.,
5.25%, 7/15/43	565	489
LYB International Finance III LLC,
4.20%, 5/1/50	35	25
Mosaic (The) Co.,
5.45%, 11/15/33	250	257
NewMarket Corp.,
2.70%, 3/18/31	100	92
PPG Industries, Inc.,
2.55%, 6/15/30	100	93
RPM International, Inc.,
3.75%, 3/15/27	100	99
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	203
4.30%, 8/15/28	250	252
2.95%, 8/15/29	167	160
2.30%, 5/15/30	153	141
4.50%, 8/15/30	250	253
2.20%, 3/15/32	475	417
4.55%, 8/1/45	30	26
Westlake Corp.,
3.38%, 6/15/30	249	238
		6,220
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28	300	286
Block Financial LLC,
3.88%, 8/15/30	200	193
Cintas Corp. No. 2,
4.00%, 5/1/32	150	147
Paychex, Inc.,
5.35%, 4/15/32	400	414
Republic Services, Inc.,
3.38%, 11/15/27	296	294
NORTHERN FUNDS QUARTERLY REPORT  18 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Commercial Support Services – 0.1%continued
3.95%, 5/15/28	$432	$433
2.30%, 3/1/30	118	110
5.00%, 12/15/33	300	311
Waste Connections, Inc.,
2.95%, 1/15/52	300	195
Waste Management, Inc.,
4.15%, 7/15/49	200	166
2.50%, 11/15/50	500	300
		2,849
Construction Materials – 0.1%
Amrize Finance U.S. LLC,
5.40%, 4/7/35	200	207
Carlisle Cos., Inc.,
2.75%, 3/1/30	300	283
CRH America Finance, Inc.,
5.50%, 1/9/35	200	209
5.00%, 2/9/36	250	251
5.60%, 2/9/56 †	250	247
CRH SMW Finance DAC,
5.20%, 5/21/29	200	207
Eagle Materials, Inc.,
2.50%, 7/1/31	100	91
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	497
5.50%, 12/1/54	200	195
Owens Corning,
3.88%, 6/1/30	500	491
Vulcan Materials Co.,
3.50%, 6/1/30	200	194
5.35%, 12/1/34	300	312
		3,184
Consumer Non-Cyclical – 0.0%
Solventum Corp.,
5.90%, 4/30/54	293	295
Consumer Services – 0.1%
California Endowment (The),
2.50%, 4/1/51	100	59
California Institute of Technology,
4.70%, 11/1/11 (4)	110	88
Duke University,
2.68%, 10/1/44	200	146
Emory University,
2.97%, 9/1/50	500	328
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Consumer Services – 0.1%continued
Johns Hopkins University,
4.08%, 7/1/53	$100	$80
Massachusetts Institute of Technology,
5.60%, 7/1/11 (4)	190	190
4.68%, 7/1/14 (5)	15	13
3.89%, 7/1/16 (6)	300	208
Northwestern University,
4.64%, 12/1/44	50	47
President and Fellows of Harvard College,
2.52%, 10/15/50	300	183
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (7)	100	82
University of Southern California,
2.81%, 10/1/50	500	320
		1,744
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc.,
5.10%, 3/17/30	200	205
AptarGroup, Inc.,
3.60%, 3/15/32	150	140
Berry Global, Inc.,
5.80%, 6/15/31	300	317
International Paper Co.,
6.00%, 11/15/41	350	363
Packaging Corp. of America,
3.05%, 10/1/51	200	131
Sonoco Products Co.,
2.85%, 2/1/32 †	300	271
WestRock MWV LLC,
7.95%, 2/15/31	100	115
		1,542
Diversified Industrials – 0.1%
3M Co.,
3.05%, 4/15/30	1,000	956
3.70%, 4/15/50	200	147
Dover Corp.,
2.95%, 11/4/29	10	10
Emerson Electric Co.,
2.80%, 12/21/51	300	192
Honeywell International, Inc.,
1.10%, 3/1/27	182	176
FIXED INCOME FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Diversified Industrials – 0.1%continued
2.70%, 8/15/29	$137	$131
4.75%, 2/1/32	500	511
3.81%, 11/21/47	425	334
5.25%, 3/1/54	200	190
Illinois Tool Works, Inc.,
3.90%, 9/1/42	100	85
Parker-Hannifin Corp.,
4.45%, 11/21/44	300	264
		2,996
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
1.20%, 6/3/27	544	526
1.65%, 5/12/28	533	509
4.65%, 12/1/29 †	500	514
3.88%, 8/22/37 †	250	230
2.88%, 5/12/41	600	457
4.95%, 12/5/44	156	150
2.50%, 6/3/50 †	200	120
3.10%, 5/12/51	800	539
5.45%, 11/20/55	1,000	979
4.25%, 8/22/57	400	322
eBay, Inc.,
2.60%, 5/10/31	167	153
4.00%, 7/15/42	235	195
		4,694
Electric & Gas Marketing & Trading – 0.0%
Evergy Metro, Inc.,
5.30%, 10/1/41	50	49
4.20%, 3/15/48	300	246
		295
Electric Utilities – 2.1%
AEP Texas, Inc.,
4.15%, 5/1/49	200	154
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	161
3.65%, 4/1/50	100	74
AES (The) Corp.,
5.45%, 6/1/28	350	358
Alabama Power Co.,
4.30%, 7/15/48	300	250
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 2.1%continued
Alliant Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 5.75%, 4/1/56 (3)	$500	$499
Ameren Illinois Co.,
3.85%, 9/1/32	500	481
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.13%), 5.80%, 3/15/56 (3)	500	496
Appalachian Power Co.,
7.00%, 4/1/38	75	85
Arizona Public Service Co.,
4.50%, 4/1/42	230	203
4.20%, 8/15/48	100	81
4.25%, 3/1/49	200	160
Avangrid, Inc.,
3.80%, 6/1/29	200	198
Avista Corp.,
4.00%, 4/1/52	100	75
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	475	364
5.40%, 6/1/53	200	193
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	300	289
4.45%, 1/15/49	200	167
4.25%, 10/15/50	200	160
Black Hills Corp.,
2.50%, 6/15/30	500	464
CenterPoint Energy Houston Electric LLC,
3.55%, 8/1/42	40	32
2.90%, 7/1/50	400	259
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.22%), 5.95%, 4/1/56 (3)	500	503
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	100	87
CMS Energy Corp.,
3.45%, 8/15/27	500	495
4.88%, 3/1/44	500	448
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 6/1/55 (3)	250	257
NORTHERN FUNDS QUARTERLY REPORT  20 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 2.1%continued
Commonwealth Edison Co.,
5.30%, 6/1/34	$300	$313
6.45%, 1/15/38	200	224
4.60%, 8/15/43	100	89
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	200
5.25%, 1/15/53	500	475
Consolidated Edison Co. of New York, Inc.,
5.38%, 5/15/34	300	312
5.85%, 3/15/36	100	106
6.75%, 4/1/38	100	114
5.50%, 12/1/39	85	87
3.95%, 3/1/43	120	99
4.45%, 3/15/44	100	87
3.85%, 6/15/46	100	79
4.65%, 12/1/48	100	87
6.15%, 11/15/52	500	528
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	439
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	50	52
Consumers Energy Co.,
4.50%, 1/15/31	250	253
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	286
5.10%, 6/1/65	50	44
Dominion Energy, Inc.,
4.25%, 6/1/28	500	502
5.25%, 8/1/33	250	257
5.95%, 6/15/35	500	533
7.00%, 6/15/38	20	23
4.90%, 8/1/41	35	32
4.05%, 9/15/42	100	82
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 7.00%, 6/1/54 (3)	500	541
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55 (3)	250	258
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.26%), 6.00%, 2/15/56 (3)	500	503
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 2.1%continued
DTE Electric Co.,
5.25%, 5/15/35	$200	$206
4.05%, 5/15/48	300	245
5.85%, 5/15/55	200	206
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37	30	32
DTE Energy Co.,
5.20%, 4/1/30 †	250	258
Duke Energy Carolinas LLC,
4.85%, 3/15/30	500	515
6.45%, 10/15/32	106	118
6.10%, 6/1/37	150	162
3.75%, 6/1/45	350	276
Duke Energy Carolinas Nc Storm Funding II LLC,
5.07%, 1/1/46	50	50
Duke Energy Carolinas SC Storm Funding LLC,
4.90%, 3/1/46	100	100
Duke Energy Corp.,
4.50%, 8/15/32	551	550
4.95%, 9/15/35	250	248
3.75%, 9/1/46	120	91
5.80%, 6/15/54	200	198
Duke Energy Florida LLC,
6.35%, 9/15/37	340	378
3.40%, 10/1/46	290	212
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	542
6.35%, 8/15/38	25	28
4.90%, 7/15/43	500	467
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	400	392
Duke Energy Progress LLC,
4.35%, 3/6/27	250	252
5.55%, 3/15/55	300	297
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	50	43
Edison International,
6.25%, 3/15/30 †	250	262
Entergy Arkansas LLC,
5.75%, 6/1/54	300	303
FIXED INCOME FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 2.1%continued
Entergy Louisiana LLC,
3.05%, 6/1/31	$950	$892
3.10%, 6/15/41	300	229
4.75%, 9/15/52	300	262
Eversource Energy,
1.65%, 8/15/30	165	146
Exelon Corp.,
5.13%, 3/15/31	500	517
5.63%, 6/15/35	75	78
4.70%, 4/15/50	100	86
4.10%, 3/15/52	550	426
5.88%, 3/15/55	200	201
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.98%), 6.50%, 3/15/55 (3)	500	521
FirstEnergy Corp.,
3.40%, 3/1/50	300	208
Florida Power & Light Co.,
5.65%, 2/1/37	335	359
5.95%, 2/1/38	150	163
5.96%, 4/1/39	250	270
3.99%, 3/1/49	200	159
5.60%, 6/15/54	300	302
5.80%, 3/15/65	300	306
Georgia Power Co.,
4.85%, 3/15/31	300	308
5.20%, 3/15/35 †	300	308
Idaho Power Co.,
5.50%, 3/15/53	100	98
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	218
5.63%, 4/1/53	500	497
Interstate Power and Light Co.,
3.10%, 11/30/51	300	193
ITC Holdings Corp.,
3.35%, 11/15/27	200	198
MidAmerican Energy Co.,
3.65%, 8/1/48	300	225
National Grid U.S.A.,
5.80%, 4/1/35	50	52
National Rural Utilities Cooperative Finance Corp.,
5.10%, 5/6/27	700	711
8.00%, 3/1/32	50	59
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 2.1%continued
4.30%, 3/15/49 †	$125	$105
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (3)	400	420
Nevada Power Co.,
6.65%, 4/1/36	100	113
5.90%, 5/1/53	400	403
6.00%, 3/15/54	200	205
NextEra Energy Capital Holdings, Inc.,
4.69%, 9/1/27	250	253
4.85%, 2/4/28	250	255
5.05%, 3/15/30	250	258
2.25%, 6/1/30 †	400	368
2.44%, 1/15/32	439	391
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54 (3)	500	534
5.90%, 3/15/55	200	203
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 8/15/55 (3)	500	516
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.98%), 6.50%, 8/15/55 (3) †	250	263
Northern States Power Co.,
5.65%, 6/15/54	400	404
Oglethorpe Power Corp.,
4.50%, 4/1/47	300	252
Ohio Power Co.,
5.65%, 6/1/34	300	313
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	162
Oncor Electric Delivery Co. LLC,
4.50%, 3/20/27 (2)	250	252
4.15%, 6/1/32	200	196
7.50%, 9/1/38	145	174
4.10%, 11/15/48	300	242
4.60%, 6/1/52	300	254
Pacific Gas and Electric Co.,
5.55%, 5/15/29	500	516
4.55%, 7/1/30	1,909	1,902
5.90%, 6/15/32	800	839
5.05%, 10/15/32	250	252
4.50%, 7/1/40	500	437
4.20%, 6/1/41	400	334
NORTHERN FUNDS QUARTERLY REPORT  22 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 2.1%continued
4.95%, 7/1/50	$100	$85
PacifiCorp,
5.30%, 2/15/31	400	412
6.10%, 8/1/36	200	208
6.25%, 10/15/37	275	288
4.13%, 1/15/49	50	37
5.80%, 1/15/55	100	94
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	37
PG&E Recovery Funding LLC,
5.05%, 7/15/32	19	19
4.84%, 6/1/33	87	88
5.26%, 1/15/38	25	26
5.54%, 7/15/47	50	50
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	12	11
4.02%, 6/1/31	54	54
4.72%, 6/1/37	100	99
4.45%, 12/1/47	135	120
5.21%, 12/1/47	100	97
4.67%, 12/1/51	100	88
5.10%, 6/1/52	75	70
PPL Capital Funding, Inc.,
5.25%, 9/1/34	350	359
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	302
4.15%, 6/15/48	300	248
Public Service Co. of Colorado,
4.10%, 6/15/48	300	239
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	42
3.65%, 9/1/42	30	24
4.05%, 5/1/48	300	242
5.50%, 3/1/55	150	148
Public Service Enterprise Group, Inc.,
5.20%, 4/1/29	600	617
4.90%, 3/15/30	700	716
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	82
5.64%, 4/15/41	340	341
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	137
5.35%, 4/1/53	300	285
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 2.1%continued
SCE Recovery Funding LLC,
5.11%, 12/15/47	$100	$95
5.54%, 9/15/50	50	49
Sempra,
3.25%, 6/15/27	150	148
6.00%, 10/15/39	250	261
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/1/54 (3)	500	509
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.38%, 4/1/56 (3)	500	511
Southern (The) Co.,
4.85%, 3/15/35	400	396
4.40%, 7/1/46	1,000	847
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.07%), 6.38%, 3/15/55 (3)	250	261
Southern California Edison Co.,
6.00%, 1/15/34	100	105
5.35%, 7/15/35	400	403
5.55%, 1/15/37	275	275
5.95%, 2/1/38	710	727
6.05%, 3/15/39	50	51
5.50%, 3/15/40	150	147
3.90%, 3/15/43	150	116
4.13%, 3/1/48	90	69
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	250
3.90%, 4/1/45	170	132
Southwestern Public Service Co.,
6.00%, 6/1/54	300	308
Tampa Electric Co.,
4.10%, 6/15/42	50	42
4.30%, 6/15/48	100	83
Tucson Electric Power Co.,
5.50%, 4/15/53	200	193
Union Electric Co.,
3.90%, 9/15/42	50	41
4.00%, 4/1/48	250	199
5.25%, 1/15/54	250	234
Virginia Electric and Power Co.,
4.90%, 9/15/35	250	249
6.00%, 5/15/37	15	16
FIXED INCOME FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electric Utilities – 2.1%continued
6.35%, 11/30/37	$40	$44
8.88%, 11/15/38	100	134
4.65%, 8/15/43	150	135
4.45%, 2/15/44	75	65
3.80%, 9/15/47	125	96
5.35%, 1/15/54	300	282
5.65%, 3/15/55	200	197
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	102
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	83
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	90
3.30%, 9/1/49	150	105
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	996
5.60%, 4/15/35	200	207
6.50%, 7/1/36	100	110
		53,865
Electrical Equipment – 0.2%
Allegion U.S. Holding Co., Inc.,
5.60%, 5/29/34	200	209
Amphenol Corp.,
2.20%, 9/15/31	200	179
5.00%, 1/15/35	300	306
4.63%, 2/15/36	300	295
Carrier Global Corp.,
2.72%, 2/15/30	1,000	942
6.20%, 3/15/54 †	75	81
Fortive Corp.,
4.30%, 6/15/46	105	87
Hubbell, Inc.,
2.30%, 3/15/31	150	137
Johnson Controls International PLC,
4.95%, 7/2/64	110	95
Keysight Technologies, Inc.,
3.00%, 10/30/29	200	192
Lennox International, Inc.,
5.50%, 9/15/28	200	206
Otis Worldwide Corp.,
5.13%, 9/4/35	250	255
3.36%, 2/15/50	200	143
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Electrical Equipment – 0.2%continued
Rockwell Automation, Inc.,
4.20%, 3/1/49	$100	$84
Trane Technologies Financing Ltd.,
4.65%, 11/1/44	35	32
Trane Technologies Holdco, Inc.,
5.75%, 6/15/43	150	156
Trimble, Inc.,
6.10%, 3/15/33	200	216
Vontier Corp.,
2.95%, 4/1/31	200	184
		3,799
Engineering & Construction – 0.0%
MasTec, Inc.,
5.90%, 6/15/29	100	104
Nature Conservancy (The),
3.96%, 3/1/52	50	39
Quanta Services, Inc.,
5.25%, 8/9/34	200	206
		349
Entertainment Content – 0.2%
Electronic Arts, Inc.,
1.85%, 2/15/31	300	289
Fox Corp.,
5.58%, 1/25/49	300	289
Netflix, Inc.,
6.38%, 5/15/29	600	642
Paramount Global,
4.20%, 5/19/32	600	543
5.85%, 9/1/43	197	163
5.25%, 4/1/44	30	23
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	408
Walt Disney (The) Co.,
3.70%, 3/23/27	297	297
6.40%, 12/15/35	31	35
4.13%, 12/1/41	105	92
4.95%, 10/15/45	1,200	1,131
3.60%, 1/13/51	300	224
		4,136
Food – 0.3%
Campbell's (The) Co.,
3.13%, 4/24/50	350	230
NORTHERN FUNDS QUARTERLY REPORT  24 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Food – 0.3%continued
Conagra Brands, Inc.,
1.38%, 11/1/27	$85	$81
7.00%, 10/1/28	200	213
4.85%, 11/1/28	100	101
5.30%, 11/1/38	200	192
Flowers Foods, Inc.,
6.20%, 3/15/55	200	188
General Mills, Inc.,
2.88%, 4/15/30	218	206
2.25%, 10/14/31	432	384
Hershey (The) Co.,
4.25%, 5/4/28	200	202
4.95%, 2/24/32	200	208
Hormel Foods Corp.,
1.70%, 6/3/28	500	475
3.05%, 6/3/51	100	66
J.M. Smucker (The) Co.,
4.38%, 3/15/45	250	210
6.50%, 11/15/53 †	100	109
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
3.63%, 1/15/32	400	374
7.25%, 11/15/53	400	448
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co.,
5.50%, 1/15/36 (2) (8)	400	407
Kellanova,
5.75%, 5/16/54	200	201
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	399
4.88%, 10/1/49	800	690
McCormick & Co., Inc.,
4.95%, 4/15/33	200	204
Mondelez International, Inc.,
3.00%, 3/17/32	500	459
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	388
Tyson Foods, Inc.,
5.10%, 9/28/48	300	277
		6,712
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	564
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27 †	$1,000	$985
6.59%, 10/15/37	105	119
4.30%, 12/1/42	75	66
3.45%, 5/1/50	12	9
3.25%, 6/1/51	58	39
5.45%, 3/1/54	300	292
Atmos Energy Corp.,
4.15%, 1/15/43	250	213
4.13%, 10/15/44	75	63
6.20%, 11/15/53	200	217
CenterPoint Energy Resources Corp.,
5.25%, 3/1/28	500	513
5.85%, 1/15/41	50	52
Essential Utilities, Inc.,
4.80%, 8/15/27	600	607
NiSource, Inc.,
4.80%, 2/15/44	580	523
5.85%, 4/1/55	100	100
Northwest Natural Holding Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 7.00%, 9/15/55 (3)	250	260
ONE Gas, Inc.,
4.25%, 9/1/32	150	148
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	179
Southern California Gas Co.,
5.45%, 6/15/35	300	313
3.75%, 9/15/42	250	201
4.30%, 1/15/49	125	102
5.60%, 4/1/54	150	147
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	310
Southwest Gas Corp.,
3.80%, 9/29/46	50	38
Spire Missouri, Inc.,
3.30%, 6/1/51 †	100	68
Washington Gas Light Co.,
3.65%, 9/15/49	100	73
		5,637
FIXED INCOME FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Health Care Facilities & Services – 1.1%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	$265	$174
Aetna, Inc.,
6.63%, 6/15/36	40	44
6.75%, 12/15/37	150	165
AHS Hospital Corp.,
5.02%, 7/1/45	100	94
Ascension Health,
2.53%, 11/15/29	750	710
Cardinal Health, Inc.,
4.50%, 9/15/30	250	253
5.35%, 11/15/34 †	200	207
4.50%, 11/15/44	200	172
Cencora, Inc.,
4.85%, 12/15/29	150	153
5.13%, 2/15/34	150	154
4.25%, 3/1/45	60	51
4.30%, 12/15/47	100	84
Centene Corp.,
2.63%, 8/1/31	1,000	860
Cigna Group (The),
4.50%, 9/15/30 †	450	453
4.88%, 9/15/32	300	304
5.25%, 1/15/36	250	255
4.80%, 7/15/46	880	786
5.60%, 2/15/54 †	200	195
6.00%, 1/15/56	300	310
CommonSpirit Health,
4.35%, 9/1/30	250	249
4.98%, 9/1/35	250	248
3.82%, 10/1/49	200	150
CVS Health Corp.,
1.30%, 8/21/27	39	37
4.30%, 3/25/28	234	235
3.25%, 8/15/29	191	184
3.75%, 4/1/30	386	377
5.00%, 9/15/32	300	307
5.70%, 6/1/34	250	262
5.45%, 9/15/35	600	615
5.30%, 12/5/43	150	140
5.13%, 7/20/45	1,286	1,164
5.05%, 3/25/48	319	282
6.05%, 6/1/54 †	200	200
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Health Care Facilities & Services – 1.1%continued
6.00%, 6/1/63	$400	$388
Dignity Health,
5.27%, 11/1/64	200	180
Elevance Health, Inc.,
4.10%, 3/1/28	245	245
4.60%, 9/15/32	250	250
6.38%, 6/15/37	500	545
4.63%, 5/15/42	325	293
3.60%, 3/15/51	100	71
5.65%, 6/15/54	300	293
5.70%, 2/15/55	300	294
5.70%, 9/15/55	250	246
HCA, Inc.,
5.00%, 3/1/28	450	459
5.25%, 3/1/30	300	310
5.50%, 6/1/33 †	500	521
5.75%, 3/1/35 †	300	315
5.13%, 6/15/39	200	194
5.50%, 6/15/47	330	313
5.25%, 6/15/49	50	45
6.00%, 4/1/54	300	299
5.95%, 9/15/54	100	99
6.20%, 3/1/55 †	200	204
6.10%, 4/1/64	200	199
Humana, Inc.,
5.75%, 12/1/28	500	520
3.13%, 8/15/29	85	82
5.38%, 4/15/31	300	310
5.50%, 3/15/53	300	274
6.00%, 5/1/55	250	244
Icon Investments Six DAC,
5.85%, 5/8/29	250	261
IQVIA, Inc.,
6.25%, 2/1/29 †	250	264
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	350
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	268
McKesson Corp.,
4.65%, 5/30/30 †	500	509
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52 †	100	80
NORTHERN FUNDS QUARTERLY REPORT  26 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Health Care Facilities & Services – 1.1%continued
Novant Health, Inc.,
3.32%, 11/1/61	$120	$77
NYU Langone Hospitals,
4.37%, 7/1/47	200	175
Providence St. Joseph Health Obligated Group,
5.37%, 10/1/32	250	258
Quest Diagnostics, Inc.,
4.20%, 6/30/29	59	59
6.40%, 11/30/33	200	222
Sutter Health,
4.09%, 8/15/48	500	409
UnitedHealth Group, Inc.,
3.45%, 1/15/27	300	299
3.70%, 5/15/27	55	55
3.88%, 12/15/28	218	218
4.25%, 1/15/29	500	504
4.00%, 5/15/29	600	600
4.80%, 1/15/30 †	1,000	1,025
2.00%, 5/15/30	216	197
4.65%, 1/15/31	300	305
2.30%, 5/15/31	200	181
5.15%, 7/15/34	300	308
6.63%, 11/15/37	640	723
6.88%, 2/15/38	170	197
4.38%, 3/15/42	219	193
4.75%, 7/15/45	281	254
5.05%, 4/15/53	750	679
5.95%, 6/15/55	250	258
5.50%, 4/15/64	100	94
5.75%, 7/15/64	900	882
Universal Health Services, Inc.,
4.63%, 10/15/29	250	251
5.05%, 10/15/34	250	246
		27,468
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	500	492
Home Construction – 0.1%
D.R. Horton, Inc.,
5.50%, 10/15/35	200	209
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	50	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Home Construction – 0.1%continued
Lennar Corp.,
4.75%, 11/29/27	$200	$202
Masco Corp.,
1.50%, 2/15/28	500	473
Meritage Homes Corp.,
5.65%, 3/15/35	100	102
Mohawk Industries, Inc.,
5.85%, 9/18/28	100	104
NVR, Inc.,
3.00%, 5/15/30	100	95
Sekisui House U.S., Inc.,
2.50%, 1/15/31	200	178
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	148
		1,551
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	80
Colgate-Palmolive Co.,
4.60%, 3/1/33	200	205
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	108
4.38%, 6/15/45	150	127
4.15%, 3/15/47	70	56
5.15%, 5/15/53	100	93
Haleon U.S. Capital LLC,
3.63%, 3/24/32	600	572
Kenvue, Inc.,
4.90%, 3/22/33	200	204
5.10%, 3/22/43	200	193
5.05%, 3/22/53 †	200	183
Kimberly-Clark Corp.,
2.00%, 11/2/31 †	200	180
6.63%, 8/1/37	350	404
3.20%, 7/30/46	25	18
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	766
1.20%, 10/29/30 †	300	264
2.30%, 2/1/32	200	183
		3,636
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	96
FIXED INCOME FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	$100	$91
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
3.25%, 5/16/27	500	497
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (3)	1,000	995
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30 (3)	500	515
(Variable, U.S. SOFR + 1.23%), 5.06%, 7/22/32 (3)	250	259
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (3)	500	503
BGC Group, Inc.,
6.60%, 6/10/29	100	104
Cboe Global Markets, Inc.,
3.00%, 3/16/32	100	93
CME Group, Inc.,
3.75%, 6/15/28	300	300
5.30%, 9/15/43	45	45
Goldman Sachs Group (The), Inc.,
5.95%, 1/15/27	613	625
3.85%, 1/26/27	623	623
(Variable, U.S. SOFR + 1.32%), 4.94%, 4/23/28 (3)	1,000	1,012
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (3)	579	576
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (3)	70	70
(Variable, U.S. SOFR + 0.90%), 4.15%, 10/21/29 (3)	500	500
(Variable, U.S. SOFR + 1.08%), 5.21%, 1/28/31 (3)	1,000	1,033
(Variable, U.S. SOFR + 1.06%), 4.37%, 10/21/31 (3)	500	499
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (3) †	1,500	1,334
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34 (3) †	400	446
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (3)	700	745
(Variable, U.S. SOFR + 1.38%), 5.54%, 1/28/36 (3) †	400	416
(Variable, U.S. SOFR + 1.33%), 4.94%, 10/21/36 (3)	500	497
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Institutional Financial Services – 1.1%continued
(Variable, CME Term SOFR 3M + 1.69%), 4.41%, 4/23/39 (3)	$500	$463
6.25%, 2/1/41	192	211
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (3)	808	627
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (3)	400	314
4.80%, 7/8/44	350	325
(Variable, U.S. SOFR + 1.58%), 5.56%, 11/19/45 (3)	500	502
(Variable, U.S. SOFR + 1.70%), 5.73%, 1/28/56 (3)	500	508
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	400	420
5.20%, 6/15/62	600	552
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	355
6.20%, 4/14/34	200	211
Lazard Group LLC,
6.00%, 3/15/31	125	132
LPL Holdings, Inc.,
5.20%, 3/15/30	250	256
Morgan Stanley,
3.63%, 1/20/27	27	27
(Variable, U.S. SOFR + 0.91%), 4.13%, 10/18/29 (3)	500	500
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30 (3)	1,000	1,043
(Variable, U.S. SOFR + 1.11%), 5.23%, 1/15/31 (3)	2,400	2,478
(Variable, U.S. SOFR + 1.07%), 4.36%, 10/22/31 (3)	500	499
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (3)	36	32
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	58
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (3)	500	521
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35 (3)	700	729
(Variable, U.S. SOFR + 1.42%), 5.59%, 1/18/36 (3)	300	314
(Variable, U.S. SOFR + 1.76%), 5.66%, 4/17/36 (3)	300	316
(Variable, U.S. SOFR + 1.36%), 2.48%, 9/16/36 (3)	600	528
NORTHERN FUNDS QUARTERLY REPORT  28 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 1.31%), 4.89%, 10/22/36 (3) †	$500	$497
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (3)	800	843
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 2/7/39 (3)	200	211
6.38%, 7/24/42	300	335
4.30%, 1/27/45	784	681
(Variable, U.S. SOFR + 1.71%), 5.52%, 11/19/55 (3)	300	298
Nasdaq, Inc.,
5.95%, 8/15/53 (9)	300	313
State Street Corp.,
4.73%, 2/28/30	500	512
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (3)	300	304
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (3)	400	414
		28,016
Insurance – 0.6%
Aflac, Inc.,
3.60%, 4/1/30	500	492
Allstate (The) Corp.,
4.50%, 6/15/43	45	40
4.20%, 12/15/46	100	83
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	236
American Financial Group, Inc.,
5.25%, 4/2/30	150	157
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.38%, 6/30/50	300	251
American National Group, Inc.,
5.75%, 10/1/29	150	155
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52	300	225
Aon North America, Inc.,
5.13%, 3/1/27	2,000	2,025
5.30%, 3/1/31	300	313
Arch Capital Group Ltd.,
3.64%, 6/30/50	200	149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Insurance – 0.6%continued
Arthur J Gallagher & Co.,
5.75%, 3/2/53	$250	$246
5.55%, 2/15/55	200	193
Assurant, Inc.,
4.90%, 3/27/28	215	218
Assured Guaranty U.S. Holdings, Inc.,
6.13%, 9/15/28	120	126
Athene Holding Ltd.,
6.65%, 2/1/33	300	326
6.25%, 4/1/54	100	98
6.63%, 5/19/55	100	102
AXIS Specialty Finance LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 4.90%, 1/15/40 (3)	200	193
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32	178	166
4.40%, 5/15/42	100	92
4.30%, 5/15/43	300	268
4.25%, 1/15/49	300	253
Berkshire Hathaway, Inc.,
4.50%, 2/11/43	255	240
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	151
Brown & Brown, Inc.,
4.95%, 3/17/52	200	175
6.25%, 6/23/55	200	209
Chubb INA Holdings LLC,
6.70%, 5/15/36	50	57
6.00%, 5/11/37	50	54
6.50%, 5/15/38	85	97
4.15%, 3/13/43	100	86
2.85%, 12/15/51	100	64
3.05%, 12/15/61	200	123
CNA Financial Corp.,
5.50%, 6/15/33	200	207
Corebridge Financial, Inc.,
4.40%, 4/5/52	300	244
Enstar Group Ltd.,
3.10%, 9/1/31	150	135
Equitable Holdings, Inc.,
5.00%, 4/20/48	136	122
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	127
FIXED INCOME FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Insurance – 0.6%continued
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	$100	$105
Globe Life, Inc.,
5.85%, 9/15/34	150	158
Hartford Insurance Group (The), Inc.,
5.95%, 10/15/36	285	308
Horace Mann Educators Corp.,
7.25%, 9/15/28	150	161
Lincoln National Corp.,
3.80%, 3/1/28	117	116
6.30%, 10/9/37	100	108
Loews Corp.,
4.13%, 5/15/43	75	64
Markel Group, Inc.,
5.00%, 5/20/49	200	177
3.45%, 5/7/52	100	68
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	100	109
5.15%, 3/15/34	500	517
5.45%, 3/15/53	200	195
5.40%, 3/15/55	300	290
MetLife, Inc.,
6.38%, 6/15/34	485	544
4.72%, 12/15/44	370	334
5.25%, 1/15/54	100	95
Old Republic International Corp.,
5.75%, 3/28/34	150	156
Principal Financial Group, Inc.,
5.50%, 3/15/53	200	195
Progressive (The) Corp.,
2.45%, 1/15/27	250	246
4.20%, 3/15/48	300	250
Prudential Financial, Inc.,
5.20%, 3/14/35	400	411
3.00%, 3/10/40	300	234
3.94%, 12/7/49	335	260
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	200	213
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 9/15/55 (3)	250	258
Selective Insurance Group, Inc.,
5.90%, 4/15/35	100	105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Insurance – 0.6%continued
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	$70	$88
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	418
5.45%, 5/25/53	200	198
5.70%, 7/24/55	250	256
Unum Group,
4.13%, 6/15/51	200	152
W R Berkley Corp.,
3.55%, 3/30/52	200	141
Willis North America, Inc.,
2.95%, 9/15/29	500	476
		15,912
Internet Media & Services – 0.4%
Alphabet, Inc.,
4.00%, 5/15/30	1,300	1,304
5.35%, 11/15/45	1,000	997
2.05%, 8/15/50	75	41
2.25%, 8/15/60 †	400	206
5.30%, 5/15/65	250	236
Expedia Group, Inc.,
4.63%, 8/1/27	300	302
Meta Platforms, Inc.,
4.60%, 5/15/28	300	306
4.30%, 8/15/29 †	750	759
4.55%, 8/15/31	1,000	1,018
4.60%, 11/15/32	2,000	2,019
4.95%, 5/15/33	1,800	1,856
5.63%, 11/15/55	1,200	1,154
Uber Technologies, Inc.,
4.15%, 1/15/31	250	249
4.80%, 9/15/35	250	249
5.35%, 9/15/54	250	238
		10,934
IT Services – 0.1%
Accenture Capital, Inc.,
4.25%, 10/4/31	200	201
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	300	303
5.30%, 2/5/54	300	281
International Business Machines Corp.,
6.50%, 1/15/28	226	237
1.95%, 5/15/30	797	727
NORTHERN FUNDS QUARTERLY REPORT  30 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
IT Services – 0.1%continued
5.20%, 2/10/35 †	$700	$719
4.25%, 5/15/49	300	243
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	500	479
Leidos, Inc.,
5.75%, 3/15/33	300	318
		3,508
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	300	305
Las Vegas Sands Corp.,
6.20%, 8/15/34	200	211
Marriott International, Inc.,
4.80%, 3/15/30	400	409
2.85%, 4/15/31	500	464
5.10%, 4/15/32	300	309
McDonald's Corp.,
4.80%, 8/14/28	700	715
5.00%, 5/17/29	400	412
5.00%, 2/13/36	250	253
4.88%, 12/9/45	200	183
4.45%, 3/1/47	200	172
4.45%, 9/1/48	112	95
5.45%, 8/14/53	300	292
Starbucks Corp.,
5.00%, 2/15/34	250	255
5.40%, 5/15/35 †	250	260
3.50%, 11/15/50	600	422
		4,757
Leisure Products – 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	50	53
Machinery – 0.3%
AGCO Corp.,
5.80%, 3/21/34	100	105
Caterpillar Financial Services Corp.,
1.70%, 1/8/27	186	182
3.60%, 8/12/27	500	499
Caterpillar, Inc.,
3.80%, 8/15/42	185	156
4.30%, 5/15/44	235	207
3.25%, 9/19/49	220	157
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Machinery – 0.3%continued
CNH Industrial Capital LLC,
5.10%, 4/20/29	$300	$307
Deere & Co.,
3.75%, 4/15/50	633	498
Eaton Corp.,
3.10%, 9/15/27	250	247
4.35%, 5/18/28	500	506
4.70%, 8/23/52	100	89
Flowserve Corp.,
2.80%, 1/15/32	100	90
IDEX Corp.,
2.63%, 6/15/31	100	92
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	523
John Deere Capital Corp.,
4.15%, 9/15/27	118	119
4.65%, 1/7/28	400	407
4.95%, 7/14/28	1,000	1,027
4.40%, 9/8/31	300	303
Kennametal, Inc.,
4.63%, 6/15/28	100	100
Oshkosh Corp.,
3.10%, 3/1/30	100	95
Regal Rexnord Corp.,
6.05%, 4/15/28	500	517
Snap-on, Inc.,
3.10%, 5/1/50	100	68
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	179
Xylem, Inc.,
2.25%, 1/30/31	200	182
		6,655
Medical Equipment & Devices – 0.3%
Abbott Laboratories,
1.15%, 1/30/28	400	380
4.75%, 11/30/36	353	356
6.15%, 11/30/37	202	226
4.75%, 4/15/43	100	95
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	272
Baxter International, Inc.,
1.92%, 2/1/27	109	106
3.50%, 8/15/46	350	249
FIXED INCOME FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Medical Equipment & Devices – 0.3%continued
3.13%, 12/1/51	$150	$95
Becton Dickinson & Co.,
4.69%, 2/13/28	800	811
4.69%, 12/15/44	210	187
Boston Scientific Corp.,
7.38%, 1/15/40	240	297
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	1,043
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	600	647
Medtronic, Inc.,
4.63%, 3/15/45	406	373
Revvity, Inc.,
2.25%, 9/15/31	300	264
Stryker Corp.,
4.55%, 2/10/27	250	252
3.65%, 3/7/28	152	151
4.85%, 2/10/30	250	257
4.10%, 4/1/43	50	42
4.38%, 5/15/44	200	174
2.90%, 6/15/50	200	131
Thermo Fisher Scientific, Inc.,
1.75%, 10/15/28	38	36
5.00%, 1/31/29	250	258
4.20%, 3/1/31	250	250
4.47%, 10/7/32	250	251
2.80%, 10/15/41	500	371
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	362
		7,936
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.63%, 8/1/30	500	504
Newmont Corp.,
5.88%, 4/1/35	100	108
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50	300	245
		857
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	98
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Oil & Gas Services & Equipment – 0.1%continued
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	$110	$88
Halliburton Co.,
2.92%, 3/1/30	300	284
4.85%, 11/15/35	275	272
7.45%, 9/15/39	160	189
4.75%, 8/1/43	15	13
NOV, Inc.,
3.60%, 12/1/29 †	150	146
		1,090
Oil & Gas Supply Chain – 1.4%
APA Corp.,
6.10%, 2/15/35 †	200	206
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	151
BP Capital Markets America, Inc.,
3.02%, 1/16/27	312	310
4.23%, 11/6/28	428	431
2.72%, 1/12/32	110	100
4.99%, 4/10/34	500	511
3.38%, 2/8/61	800	525
BP Capital Markets PLC,
3.28%, 9/19/27	138	137
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	256
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	500	531
5.55%, 10/30/35 (2)	250	256
Cheniere Energy, Inc.,
5.65%, 4/15/34	250	260
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	30
4.69%, 4/15/30	500	512
4.50%, 10/15/32	400	404
4.85%, 10/15/35	250	253
2.34%, 8/12/50 †	200	117
ConocoPhillips Co.,
5.05%, 9/15/33	200	206
3.76%, 3/15/42	100	82
5.30%, 5/15/53	300	280
5.50%, 1/15/55	200	192
4.03%, 3/15/62	405	295
NORTHERN FUNDS QUARTERLY REPORT  32 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Oil & Gas Supply Chain – 1.4%continued
Coterra Energy, Inc.,
4.38%, 3/15/29	$200	$201
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	306
Devon Energy Corp.,
5.25%, 10/15/27	250	250
5.75%, 9/15/54 †	500	461
Diamondback Energy, Inc.,
5.40%, 4/18/34 †	400	410
6.25%, 3/15/53	200	203
5.75%, 4/18/54	300	285
5.90%, 4/18/64	100	95
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44	200	172
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	59
Energy Transfer L.P.,
4.40%, 3/15/27	90	90
4.20%, 4/15/27	160	160
5.50%, 6/1/27	266	270
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	218
4.15%, 9/15/29	183	182
6.40%, 12/1/30	400	432
7.50%, 7/1/38	310	359
4.95%, 1/15/43 †	500	440
5.15%, 2/1/43	309	279
5.30%, 4/1/44	15	14
5.35%, 5/15/45	80	73
6.25%, 4/15/49	400	397
6.05%, 9/1/54 †	200	193
Enterprise Products Operating LLC,
3.95%, 2/15/27	529	529
3.13%, 7/31/29	138	134
6.88%, 3/1/33	50	57
7.55%, 4/15/38	515	621
5.95%, 2/1/41	40	42
4.80%, 2/1/49	200	177
4.20%, 1/31/50	700	564
5.55%, 2/16/55	300	292
EOG Resources, Inc.,
5.35%, 1/15/36	250	257
4.95%, 4/15/50	100	90
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Oil & Gas Supply Chain – 1.4%continued
5.95%, 7/15/55	$150	$153
EQT Corp.,
5.75%, 2/1/34	200	209
Exxon Mobil Corp.,
3.48%, 3/19/30	125	122
2.61%, 10/15/30	1,010	948
3.00%, 8/16/39	200	160
4.33%, 3/19/50	500	420
Hess Corp.,
7.13%, 3/15/33	390	452
HF Sinclair Corp.,
4.50%, 10/1/30	250	246
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	201
6.55%, 9/15/40	205	223
7.50%, 11/15/40	305	356
6.38%, 3/1/41	35	37
5.63%, 9/1/41	310	306
5.40%, 9/1/44	50	47
Kinder Morgan, Inc.,
5.45%, 8/1/52	300	280
5.95%, 8/1/54	200	199
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	38
6.50%, 3/1/41	300	320
MPLX L.P.,
4.80%, 2/15/29	300	305
2.65%, 8/15/30	300	278
5.40%, 9/15/35	500	505
5.20%, 12/1/47	407	364
4.70%, 4/15/48	400	334
5.65%, 3/1/53	100	93
Occidental Petroleum Corp.,
6.13%, 1/1/31	1,160	1,226
6.60%, 3/15/46	100	104
6.05%, 10/1/54	100	96
ONEOK Partners L.P.,
6.65%, 10/1/36	80	87
ONEOK, Inc.,
4.55%, 7/15/28	23	23
4.35%, 3/15/29	12	12
4.75%, 10/15/31	700	704
6.05%, 9/1/33	300	320
FIXED INCOME FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Oil & Gas Supply Chain – 1.4%continued
5.40%, 10/15/35	$250	$253
5.15%, 10/15/43	20	18
5.45%, 6/1/47	100	92
7.15%, 1/15/51	400	441
5.70%, 11/1/54	300	281
5.85%, 11/1/64	100	94
Ovintiv, Inc.,
7.10%, 7/15/53	50	53
Phillips 66,
5.88%, 5/1/42	140	142
Phillips 66 Co.,
4.95%, 3/15/35	400	398
4.90%, 10/1/46	200	175
5.65%, 6/15/54	350	330
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	554	539
3.80%, 9/15/30	137	133
5.60%, 1/15/36	250	253
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	268	270
4.50%, 5/15/30	300	301
Shell Finance U.S., Inc.,
3.88%, 11/13/28 (2)	9	9
2.38%, 11/7/29	287	271
4.13%, 5/11/35	300	289
4.55%, 8/12/43	60	54
4.38%, 5/11/45	390	337
3.75%, 9/12/46	230	180
3.13%, 11/7/49 (2)	100	68
3.00%, 11/26/51 (2)	150	97
Shell International Finance B.V.,
3.63%, 8/21/42	230	185
Spectra Energy Partners L.P.,
5.95%, 9/25/43	89	90
4.50%, 3/15/45	110	93
Targa Resources Corp.,
6.13%, 3/15/33	500	536
5.65%, 2/15/36	250	257
6.50%, 2/15/53	200	209
6.13%, 5/15/55	200	200
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	158	164
7.00%, 10/15/28	295	317
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Oil & Gas Supply Chain – 1.4%continued
7.63%, 4/1/37	$5	$6
Valero Energy Corp.,
7.50%, 4/15/32	765	877
Western Midstream Operating L.P.,
6.15%, 4/1/33 †	700	742
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	546
4.90%, 3/15/29	500	511
4.65%, 8/15/32 †	600	602
5.15%, 3/15/34	500	509
5.30%, 9/30/35 †	250	255
5.80%, 11/15/43	200	199
		34,928
Real Estate Investment Trusts – 0.8%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	1,000	939
4.85%, 4/15/49	200	170
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	159
American Tower Corp.,
3.13%, 1/15/27	128	127
3.60%, 1/15/28	79	78
1.50%, 1/31/28	39	37
3.95%, 3/15/29	134	133
3.80%, 8/15/29	500	493
5.90%, 11/15/33	300	321
5.45%, 2/15/34	300	312
2.95%, 1/15/51	100	64
Americold Realty Operating Partnership L.P.,
5.60%, 5/15/32 †	100	101
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	240
Boston Properties L.P.,
4.50%, 12/1/28	100	101
6.50%, 1/15/34	500	539
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	270
COPT Defense Properties L.P.,
2.90%, 12/1/33	200	171
Crown Castle, Inc.,
3.30%, 7/1/30	200	190
5.80%, 3/1/34	300	315
NORTHERN FUNDS QUARTERLY REPORT  34 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Real Estate Investment Trusts – 0.8%continued
5.20%, 2/15/49	$350	$317
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	294
EPR Properties,
3.60%, 11/15/31	250	232
Equinix, Inc.,
2.15%, 7/15/30	1,000	908
ERP Operating L.P.,
3.50%, 3/1/28	500	495
4.50%, 6/1/45	55	48
Essential Properties L.P.,
2.95%, 7/15/31	100	91
Essex Portfolio L.P.,
4.00%, 3/1/29	146	145
3.00%, 1/15/30	154	146
Extra Space Storage L.P.,
5.70%, 4/1/28	700	723
5.90%, 1/15/31	300	318
Federal Realty OP L.P.,
5.38%, 5/1/28	250	256
First Industrial L.P.,
5.25%, 1/15/31	100	102
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	271
5.75%, 11/1/37	200	199
Healthcare Realty Holdings L.P.,
2.00%, 3/15/31	100	88
Healthpeak OP LLC,
3.50%, 7/15/29	277	269
4.75%, 1/15/33	300	299
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	118	113
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	190
Kilroy Realty L.P.,
4.75%, 12/15/28	112	113
Kimco Realty OP LLC,
6.40%, 3/1/34	200	221
4.25%, 4/1/45	200	169
Kite Realty Group L.P.,
4.95%, 12/15/31	100	102
Kite Realty Group Trust,
4.75%, 9/15/30	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Real Estate Investment Trusts – 0.8%continued
LXP Industrial Trust,
2.38%, 10/1/31	$100	$87
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	128
NNN REIT, Inc.,
3.10%, 4/15/50	300	195
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33	300	267
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 7/15/34	100	105
Prologis L.P.,
4.88%, 6/15/28	150	154
1.75%, 7/1/30	200	180
4.75%, 1/15/31	400	409
4.75%, 6/15/33	300	303
5.00%, 1/31/35	300	304
5.25%, 5/15/35	200	207
5.25%, 6/15/53	100	95
Public Storage Operating Co.,
5.13%, 1/15/29	300	310
2.30%, 5/1/31	300	272
2.25%, 11/9/31	200	179
Realty Income Corp.,
3.00%, 1/15/27	56	55
3.40%, 1/15/28	61	60
2.10%, 3/15/28	600	576
3.10%, 12/15/29	123	118
4.90%, 7/15/33	300	305
Regency Centers L.P.,
3.70%, 6/15/30	400	393
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	204
Sabra Health Care L.P.,
3.90%, 10/15/29 †	150	147
Safehold GL Holdings LLC,
6.10%, 4/1/34	100	106
Simon Property Group L.P.,
2.45%, 9/13/29 †	1,001	947
4.75%, 9/26/34	300	299
6.75%, 2/1/40	242	279
4.25%, 10/1/44	148	125
Store Capital LLC,
2.70%, 12/1/31	200	177
FIXED INCOME FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Real Estate Investment Trusts – 0.8%continued
Sun Communities Operating L.P.,
2.30%, 11/1/28	$300	$286
Tanger Properties L.P.,
2.75%, 9/1/31	100	91
UDR, Inc.,
2.10%, 6/15/33	300	250
Ventas Realty L.P.,
4.75%, 11/15/30	300	304
5.70%, 9/30/43	100	101
VICI Properties L.P.,
5.63%, 4/1/35	200	205
5.63%, 5/15/52	200	187
Welltower OP LLC,
2.05%, 1/15/29	67	63
4.13%, 3/15/29	260	261
3.10%, 1/15/30	218	209
4.95%, 9/1/48	100	93
Weyerhaeuser Co.,
4.00%, 3/9/52	200	155
		20,161
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	200	214
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	300	261
Dollar General Corp.,
5.50%, 11/1/52	200	191
Dollar Tree, Inc.,
2.65%, 12/1/31	200	181
Kroger (The) Co.,
5.00%, 9/15/34	800	806
6.90%, 4/15/38	100	115
5.40%, 7/15/40	100	100
5.50%, 9/15/54 †	200	191
5.65%, 9/15/64	100	96
Target Corp.,
4.35%, 6/15/28	250	253
5.00%, 4/15/35 †	300	304
5.25%, 2/15/36	250	257
4.80%, 1/15/53 †	400	357
Walmart, Inc.,
4.10%, 4/28/27	250	252
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Retail - Consumer Staples – 0.2%continued
3.70%, 6/26/28	$251	$252
1.80%, 9/22/31	2,000	1,784
3.95%, 6/28/38	200	186
4.50%, 4/15/53	300	266
		5,852
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32 †	300	282
AutoZone, Inc.,
3.75%, 4/18/29	121	119
4.00%, 4/15/30	129	128
6.55%, 11/1/33	300	334
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	100	73
Home Depot (The), Inc.,
3.75%, 9/15/28	250	250
4.75%, 6/25/29	600	616
3.95%, 9/15/30	250	249
4.65%, 9/15/35	250	248
5.40%, 9/15/40	680	705
5.95%, 4/1/41	405	435
4.50%, 12/6/48	400	347
3.63%, 4/15/52	643	471
Lowe's Cos., Inc.,
3.35%, 4/1/27	115	114
3.95%, 10/15/27	250	250
4.00%, 10/15/28	250	251
3.65%, 4/5/29	76	75
4.25%, 3/15/31	250	249
3.75%, 4/1/32	500	480
4.50%, 10/15/32	300	299
4.85%, 10/15/35	250	249
2.80%, 9/15/41	200	144
4.05%, 5/3/47	94	75
3.00%, 10/15/50	700	445
5.85%, 4/1/63	300	294
O'Reilly Automotive, Inc.,
3.90%, 6/1/29 †	500	496
Ross Stores, Inc.,
1.88%, 4/15/31	200	176
TJX (The) Cos., Inc.,
1.15%, 5/15/28	74	70
		7,924
NORTHERN FUNDS QUARTERLY REPORT  36 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Semiconductors – 0.5%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	$150	$127
Analog Devices, Inc.,
3.45%, 6/15/27	500	497
2.80%, 10/1/41	300	222
Applied Materials, Inc.,
1.75%, 6/1/30	500	453
5.85%, 6/15/41	100	107
Broadcom, Inc.,
4.15%, 2/15/28	1,000	1,004
2.45%, 2/15/31	1,024	937
4.15%, 4/15/32 (2)	500	490
5.20%, 7/15/35	700	719
4.80%, 2/15/36	250	247
4.93%, 5/15/37 (2) (8)	200	198
4.90%, 2/15/38	250	246
3.50%, 2/15/41	200	163
3.75%, 2/15/51	700	530
Intel Corp.,
5.13%, 2/10/30	250	257
5.00%, 2/21/31	400	409
2.00%, 8/12/31	50	44
5.20%, 2/10/33 †	300	306
4.80%, 10/1/41	80	71
3.73%, 12/8/47	741	529
3.25%, 11/15/49	200	128
4.75%, 3/25/50	200	164
3.05%, 8/12/51	350	216
5.70%, 2/10/53	700	655
KLA Corp.,
5.25%, 7/15/62	250	233
Lam Research Corp.,
1.90%, 6/15/30	700	638
Marvell Technology, Inc.,
5.75%, 2/15/29	300	313
Micron Technology, Inc.,
5.30%, 1/15/31	200	207
5.65%, 11/1/32	500	526
5.80%, 1/15/35	100	106
NVIDIA Corp.,
3.50%, 4/1/50	400	297
QUALCOMM, Inc.,
5.40%, 5/20/33 †	300	318
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Semiconductors – 0.5%continued
4.80%, 5/20/45	$300	$275
6.00%, 5/20/53	200	211
Texas Instruments, Inc.,
2.25%, 9/4/29	200	189
4.90%, 3/14/33	800	827
5.15%, 2/8/54 †	200	189
5.05%, 5/18/63	300	270
		13,318
Software – 0.6%
Adobe, Inc.,
2.15%, 2/1/27	419	412
5.30%, 1/17/35	200	211
Autodesk, Inc.,
3.50%, 6/15/27	135	134
Cadence Design Systems, Inc.,
4.30%, 9/10/29	400	402
Concentrix Corp.,
6.85%, 8/2/33 †	200	204
Fortinet, Inc.,
2.20%, 3/15/31	100	90
Intuit, Inc.,
5.20%, 9/15/33	300	314
Microsoft Corp.,
1.35%, 9/15/30	300	269
4.50%, 6/15/47	900	810
2.50%, 9/15/50	200	122
2.92%, 3/17/52	500	329
2.68%, 6/1/60	100	58
3.04%, 3/17/62	1,000	626
Oracle Corp.,
2.80%, 4/1/27	7	7
4.50%, 5/6/28	600	600
2.88%, 3/25/31	509	457
5.25%, 2/3/32	900	901
4.80%, 9/26/32	2,200	2,134
4.90%, 2/6/33	300	290
4.70%, 9/27/34	1,000	930
3.90%, 5/15/35	336	290
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	529
3.60%, 4/1/50	1,000	625
5.55%, 2/6/53	500	416
4.38%, 5/15/55	25	17
FIXED INCOME FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Software – 0.6%continued
5.95%, 9/26/55	$300	$267
6.10%, 9/26/65	500	443
Roper Technologies, Inc.,
4.90%, 10/15/34	400	400
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,232
1.95%, 7/15/31	300	267
Synopsys, Inc.,
4.85%, 4/1/30	1,000	1,022
VMware LLC,
2.20%, 8/15/31	300	267
Workday, Inc.,
3.80%, 4/1/32	300	288
		15,367
Specialty Finance – 0.6%
Air Lease Corp.,
3.63%, 12/1/27	163	161
2.10%, 9/1/28	131	123
4.63%, 10/1/28	651	654
3.25%, 10/1/29	500	478
Ally Financial, Inc.,
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30 (3) †	500	531
American Express Co.,
5.85%, 11/5/27	500	517
4.05%, 5/3/29	72	72
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29 (3)	200	206
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31 (3)	700	765
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34 (3)	300	314
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36 (3)	300	318
(Variable, U.S. SOFR + 1.24%), 4.80%, 10/24/36 (3)	200	198
Capital One Financial Corp.,
3.75%, 3/9/27	250	249
3.65%, 5/11/27	144	143
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (3) †	700	719
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (3)	500	525
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Specialty Finance – 0.6%continued
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (3)	$400	$433
(Variable, U.S. SOFR Compounded Index + 3.37%), 7.96%, 11/2/34 (3)	300	354
Equifax, Inc.,
2.35%, 9/15/31	380	338
FactSet Research Systems, Inc.,
3.45%, 3/1/32	100	93
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	127
Fidelity National Information Services, Inc.,
5.10%, 7/15/32 †	400	409
Fiserv, Inc.,
5.38%, 8/21/28	500	513
3.50%, 7/1/29	200	194
4.55%, 2/15/31	200	198
5.15%, 8/12/34	500	497
GATX Corp.,
3.50%, 3/15/28	500	493
5.20%, 3/15/44	35	33
6.05%, 6/5/54	150	152
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,011
5.20%, 11/15/32	600	601
Mastercard, Inc.,
4.35%, 1/15/32	500	503
3.80%, 11/21/46	500	401
Moody's Corp.,
4.25%, 8/8/32	500	494
PayPal Holdings, Inc.,
2.85%, 10/1/29 †	300	288
5.15%, 6/1/34	500	514
S&P Global, Inc.,
2.45%, 3/1/27	300	295
5.25%, 9/15/33	300	316
3.70%, 3/1/52	100	76
Synchrony Financial,
3.95%, 12/1/27 †	400	398
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	318
Visa, Inc.,
2.05%, 4/15/30	400	371
NORTHERN FUNDS QUARTERLY REPORT  38 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Specialty Finance – 0.6%continued
4.15%, 12/14/35	$100	$98
2.00%, 8/15/50	500	272
		15,763
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	275	171
Steel Dynamics, Inc.,
3.45%, 4/15/30	300	290
5.75%, 5/15/55	250	250
		711
Technology Hardware – 0.5%
Apple, Inc.,
3.35%, 2/9/27	345	344
3.20%, 5/11/27	201	200
2.90%, 9/12/27	400	395
4.00%, 5/10/28	500	504
3.25%, 8/8/29	37	36
2.20%, 9/11/29	188	177
4.15%, 5/10/30	400	405
4.50%, 5/12/32 †	300	307
3.35%, 8/8/32	450	432
4.30%, 5/10/33	300	304
2.38%, 2/8/41	215	156
3.85%, 5/4/43	305	258
3.45%, 2/9/45	25	19
4.38%, 5/13/45	160	143
4.65%, 2/23/46	206	190
3.85%, 8/4/46	20	16
4.25%, 2/9/47	11	9
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	20
2.95%, 9/11/49 †	700	469
4.85%, 5/10/53	900	854
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	248
CDW LLC/CDW Finance Corp.,
3.28%, 12/1/28	500	486
Cisco Systems, Inc.,
4.95%, 2/24/32	400	413
5.90%, 2/15/39	200	216
5.50%, 1/15/40	90	94
5.35%, 2/26/64	500	474
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Technology Hardware – 0.5%continued
Corning, Inc.,
5.35%, 11/15/48	$300	$292
Dell International LLC/EMC Corp.,
5.50%, 4/1/35	200	207
5.10%, 2/15/36	300	297
8.35%, 7/15/46	223	284
Dell, Inc.,
7.10%, 4/15/28	1,000	1,062
Flex Ltd.,
6.00%, 1/15/28	300	310
Hewlett Packard Enterprise Co.,
4.85%, 10/15/31	800	809
6.35%, 10/15/45	200	206
HP, Inc.,
6.00%, 9/15/41	275	278
Jabil, Inc.,
3.00%, 1/15/31	300	280
Juniper Networks, Inc.,
5.95%, 3/15/41	100	101
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	421
TD SYNNEX Corp.,
2.65%, 8/9/31	150	135
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	185
Western Digital Corp.,
3.10%, 2/1/32	250	231
		12,273
Telecommunications – 0.7%
AT&T, Inc.,
4.70%, 8/15/30	400	407
2.75%, 6/1/31	359	330
5.40%, 2/15/34	1,700	1,765
4.90%, 11/1/35	250	247
3.10%, 2/1/43	900	661
5.55%, 11/1/45	250	242
4.50%, 3/9/48	574	475
3.30%, 2/1/52	550	359
5.70%, 11/1/54	400	385
6.05%, 8/15/56	250	252
3.80%, 12/1/57	700	483
3.65%, 9/15/59	500	332
FIXED INCOME FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Telecommunications – 0.7%continued
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	$1,066	$1,066
4.80%, 7/15/28	785	800
3.88%, 4/15/30 †	500	492
5.15%, 4/15/34 †	500	512
5.30%, 5/15/35 †	250	257
3.00%, 2/15/41	300	224
4.50%, 4/15/50	400	331
6.00%, 6/15/54	200	204
5.50%, 1/15/55 †	500	475
5.88%, 11/15/55	300	301
5.70%, 1/15/56	250	245
5.80%, 9/15/62	100	99
Verizon Communications, Inc.,
3.15%, 3/22/30	1,352	1,296
1.68%, 10/30/30	818	726
4.78%, 2/15/35	1,465	1,445
5.00%, 1/15/36	2,000	1,988
3.40%, 3/22/41	300	236
3.88%, 3/1/52	300	223
5.50%, 2/23/54 †	200	193
2.99%, 10/30/56	700	419
3.70%, 3/22/61	1,000	678
		18,148
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
6.20%, 11/1/28	500	528
2.45%, 2/4/32	200	177
4.50%, 5/2/43	410	351
5.95%, 2/14/49	517	518
Philip Morris International, Inc.,
5.25%, 9/7/28	800	826
4.88%, 2/13/29 †	600	615
1.75%, 11/1/30 †	181	161
4.75%, 11/1/31	400	409
4.13%, 3/4/43	591	502
4.88%, 11/15/43	100	93
		4,180
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34	252	230
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Transportation & Logistics – 0.4%continued
Burlington Northern Santa Fe LLC,
3.25%, 6/15/27	$325	$323
6.20%, 8/15/36	455	510
5.15%, 9/1/43	280	272
3.55%, 2/15/50	400	294
5.50%, 3/15/55	150	148
5.80%, 3/15/56	200	205
CH Robinson Worldwide, Inc.,
4.20%, 4/15/28	100	100
CSX Corp.,
5.20%, 11/15/33	200	209
6.00%, 10/1/36	100	109
6.15%, 5/1/37	190	209
6.22%, 4/30/40	365	402
4.75%, 11/15/48	200	178
4.50%, 3/15/49	100	86
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA,
2.00%, 6/10/28	101	96
Delta Air Lines, Inc.,
5.25%, 7/10/30	250	257
FedEx Corp.,
3.10%, 8/5/29	250	240
4.25%, 5/15/30 †	95	96
2.40%, 5/15/31	400	363
4.10%, 4/15/43	300	242
4.75%, 11/15/45	200	174
GXO Logistics, Inc.,
6.50%, 5/6/34	200	216
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 5/15/34	134	128
Kirby Corp.,
4.20%, 3/1/28	100	100
Norfolk Southern Corp.,
5.05%, 8/1/30	400	415
4.45%, 6/15/45	275	238
3.94%, 11/1/47	300	238
5.35%, 8/1/54	100	96
5.95%, 3/15/64	200	205
Ryder System, Inc.,
6.60%, 12/1/33	100	112
Southwest Airlines Co.,
5.13%, 6/15/27	400	405
NORTHERN FUNDS QUARTERLY REPORT  40 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Transportation & Logistics – 0.4%continued
Union Pacific Corp.,
2.89%, 4/6/36	$300	$254
3.38%, 2/14/42	100	79
3.25%, 2/5/50	800	556
5.60%, 12/1/54	100	100
5.15%, 1/20/63	500	459
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	317	312
United Airlines Pass Through Trust, Series 2024-1, Class A,
5.88%, 2/15/37	193	198
United Parcel Service, Inc.,
5.20%, 4/1/40	500	505
3.75%, 11/15/47	180	140
5.30%, 4/1/50	377	362
5.95%, 5/14/55	250	259
5.60%, 5/22/64	200	194
6.05%, 5/14/65	250	259
		10,573
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30 †	500	447
4.88%, 10/1/43	90	87
PACCAR Financial Corp.,
4.00%, 9/26/29	200	200
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	253
		987
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
3.75%, 9/15/47	295	229
Bunge Ltd. Finance Corp.,
3.20%, 4/21/31	200	188
Sysco Corp.,
3.25%, 7/15/27	523	518
5.38%, 9/21/35	250	259
4.45%, 3/15/48	300	255
		1,449
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.3% continued
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	$200	$207
Total Corporate Bonds
(Cost $533,466)		516,463

FOREIGN ISSUER BONDS – 6.3%
Aerospace & Defense – 0.0%
Embraer Netherlands Finance B.V.,
5.98%, 2/11/35	100	106
Asset Management – 0.1%
Brookfield Asset Management Ltd.,
5.80%, 4/24/35	200	210
Brookfield Finance LLC/Brookfield Finance, Inc.,
3.45%, 4/15/50	500	346
Brookfield Finance, Inc.,
4.85%, 3/29/29	300	305
4.35%, 4/15/30	500	502
5.68%, 1/15/35	300	311
CI Financial Corp.,
4.10%, 6/15/51	100	68
UBS A.G.,
5.65%, 9/11/28	800	835
		2,577
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	1,000	983
5.34%, 7/8/35	200	205
Magna International, Inc.,
5.50%, 3/21/33	200	210
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	207
		1,605
Banking – 1.5%
Australia & New Zealand Banking Group Ltd.,
4.62%, 12/16/29	350	358
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (3)	400	414
FIXED INCOME FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.5%continued
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (3)	$200	$200
3.31%, 6/27/29	1,400	1,360
6.94%, 11/7/33	400	458
Bank of Montreal,
2.65%, 3/8/27 †	1,000	986
(Variable, U.S. SOFR + 1.25%), 4.64%, 9/10/30 (3)	300	304
Bank of Nova Scotia (The),
5.65%, 2/1/34	500	532
Barclays PLC,
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30 (3)	500	521
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (3)	500	572
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (3)	1,000	1,078
(Variable, U.S. SOFR + 1.59%), 5.79%, 2/25/36 (3) †	300	314
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (3)	100	77
5.25%, 8/17/45	144	139
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	500	497
6.09%, 10/3/33	300	327
Cooperatieve Rabobank U.A.,
3.96%, 10/17/28	600	602
5.75%, 12/1/43	250	253
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (3)	900	990
(Variable, U.S. SOFR + 2.05%), 5.40%, 9/11/35 (3) †	300	307
HSBC Holdings PLC,
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (3)	200	200
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (3)	400	386
(Variable, U.S. SOFR + 1.04%), 5.13%, 11/19/28 (3)	1,500	1,528
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (3)	750	781
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.5%continued
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (3)	$150	$143
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (3)	1,000	1,037
(Variable, U.S. SOFR + 1.29%), 5.13%, 3/3/31 (3)	500	513
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (3)	1,300	1,184
(Variable, U.S. SOFR + 1.52%), 5.73%, 5/17/32 (3)	800	844
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (3)	500	519
6.80%, 6/1/38	150	167
(Variable, U.S. SOFR + 2.65%), 6.33%, 3/9/44 (3)	500	549
5.25%, 3/14/44 †	200	196
ING Groep N.V.,
(Variable, U.S. SOFR + 1.01%), 4.86%, 3/25/29 (3)	700	711
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34 (3)	200	216
(Variable, U.S. SOFR + 1.61%), 5.53%, 3/25/36 (3)	200	208
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 1/5/28 (3)	500	507
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 5.09%, 11/26/28 (3)	500	510
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.07%, 6/13/36 (3)	300	316
4.34%, 1/9/48	500	413
Mitsubishi UFJ Financial Group, Inc.,
3.29%, 7/25/27	378	375
3.74%, 3/7/29	1,500	1,487
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (3)	1,000	1,044
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 7/20/33 (3)	200	206
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.93%), 5.19%, 9/12/36 (3)	200	204
NORTHERN FUNDS QUARTERLY REPORT  42 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.5%continued
Mitsubshi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36 (3) †	$200	$210
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (3)	1,000	929
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (3)	500	530
National Australia Bank Ltd.,
4.90%, 1/14/30	500	516
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (3)	1,000	1,017
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (3)	300	318
Royal Bank of Canada,
(Variable, U.S. SOFR Compounded Index + 0.86%), 4.52%, 10/18/28 (3)	1,000	1,010
3.88%, 5/4/32	600	584
5.15%, 2/1/34	200	209
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (3)	700	732
Standard Chartered Bank,
4.85%, 12/3/27 †	250	255
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28	1,250	1,240
2.13%, 7/8/30	400	365
(Variable, U.S. SOFR + 1.38%), 4.95%, 7/8/33 (3)	200	204
5.78%, 7/13/33 †	800	854
5.81%, 9/14/33	500	537
Toronto-Dominion Bank (The),
1.95%, 1/12/27	2,052	2,013
4.46%, 6/8/32	400	400
Westpac Banking Corp.,
3.35%, 3/8/27	500	498
5.46%, 11/18/27	500	515
1.95%, 11/20/28	308	292
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 1.5%continued
5.05%, 4/16/29	$500	$517
6.82%, 11/17/33	300	336
		38,614
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,500	1,394
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	300	293
8.00%, 11/15/39	310	395
4.95%, 1/15/42	190	182
5.55%, 1/23/49	700	701
4.50%, 6/1/50	200	180
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	169
Diageo Capital PLC,
5.63%, 10/5/33	500	533
Diageo Investment Corp.,
5.13%, 8/15/30	200	207
5.63%, 4/15/35	300	318
		4,372
Biotechnology & Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	31	31
1.38%, 8/6/30	731	650
6.45%, 9/15/37	450	514
4.00%, 9/18/42	250	216
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	384
3.18%, 7/9/50	204	137
		1,932
Chemicals – 0.0%
Nutrien Ltd.,
4.13%, 3/15/35	23	21
5.88%, 12/1/36	27	28
5.63%, 12/1/40	150	151
6.13%, 1/15/41	200	208
5.80%, 3/27/53	200	201
		609
FIXED INCOME FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Commercial Support Services – 0.0%
RELX Capital, Inc.,
4.75%, 3/27/30	$300	$306
Thomson Reuters Corp.,
5.50%, 8/15/35	150	153
		459
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54†	200	201
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
5.25%, 5/26/35 †	200	209
4.40%, 12/6/57	600	501
JD.com, Inc.,
3.38%, 1/14/30	300	292
		1,002
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	271
National Grid PLC,
5.60%, 6/12/28	150	155
		426
Electrical Equipment – 0.0%
ABB Finance U.S.A., Inc.,
3.80%, 4/3/28	200	201
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	59
		260
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32†	400	358
Governmental Banks – 0.5%
Export Development Canada,
3.88%, 2/14/28	500	503
4.13%, 2/13/29	1,000	1,015
Export-Import Bank of Korea,
5.25%, 1/14/35	300	320
2.50%, 6/29/41	500	366
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,349
4.63%, 7/19/28	200	204
3.50%, 10/31/28	301	299
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Governmental Banks – 0.5%continued
1.88%, 4/15/31	$500	$451
Korea Development Bank (The),
4.88%, 2/3/30	200	207
4.38%, 2/15/33	800	802
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28 †	1,215	1,198
3.88%, 5/15/28	1,000	1,008
4.63%, 3/18/30	1,000	1,036
3.75%, 7/15/30	1,000	1,003
4.38%, 2/28/34	1,500	1,530
0.00%, 4/18/36 (10)	500	323
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	504
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	507
		12,625
Household Products – 0.0%
Unilever Capital Corp.,
2.90%, 5/5/27	326	323
4.88%, 9/8/28	400	411
5.90%, 11/15/32	125	136
4.63%, 8/12/34	100	101
		971
Industrial Support Services – 0.0%
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 3/15/32	200	182
Institutional Financial Services – 0.1%
Marex Group PLC,
6.40%, 11/4/29	50	52
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,222
6.07%, 7/12/28	500	522
		1,796
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
6.35%, 3/22/54	200	208
6.50%, 5/20/55	250	265
Manulife Financial Corp.,
3.70%, 3/16/32	300	288
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	200	210
NORTHERN FUNDS QUARTERLY REPORT  44 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Insurance – 0.0%continued
XL Group Ltd.,
5.25%, 12/15/43	$50	$47
		1,018
Internet Media & Services – 0.0%
Baidu, Inc.,
2.38%, 8/23/31	300	273
Weibo Corp.,
3.38%, 7/8/30	200	190
		463
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.30%, 3/8/27	700	683
Machinery – 0.0%
nVent Finance S.a.r.l.,
5.65%, 5/15/33	200	209
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	253
5.00%, 3/15/42	100	92
Smith & Nephew PLC,
5.40%, 3/20/34	250	259
		604
Metals & Mining – 0.1%
AngloGold Ashanti Holdings PLC,
3.75%, 10/1/30	200	191
Barrick North America Finance LLC,
5.70%, 5/30/41	300	307
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	200	173
5.50%, 9/8/53	300	300
Kinross Gold Corp.,
6.25%, 7/15/33	100	109
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	110
5.75%, 6/1/35	100	107
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	250	253
4.75%, 3/22/42	150	140
4.13%, 8/21/42	300	259
5.75%, 3/14/55	250	256
5.88%, 3/14/65	300	311
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Metals & Mining – 0.1%continued
Southern Copper Corp.,
7.50%, 7/27/35 †	$300	$353
6.75%, 4/16/40	90	102
Vale Overseas Ltd.,
6.13%, 6/12/33	600	642
		3,613
Oil & Gas Supply Chain – 0.3%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	395	394
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	146
6.75%, 2/1/39	200	220
Cenovus Energy, Inc.,
3.75%, 2/15/52	200	140
Enbridge, Inc.,
6.00%, 11/15/28 †	400	420
6.20%, 11/15/30	500	537
5.63%, 4/5/34	300	314
3.40%, 8/1/51	300	206
5.95%, 4/5/54	100	102
Equinor ASA,
3.00%, 4/6/27	52	52
2.38%, 5/22/30	870	810
4.25%, 11/23/41	350	311
South Bow U.S.A. Infrastructure Holdings LLC,
5.03%, 10/1/29	400	406
Suncor Energy, Inc.,
7.15%, 2/1/32	200	225
5.95%, 12/1/34	50	53
6.80%, 5/15/38	130	144
3.75%, 3/4/51	100	71
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	500	479
TotalEnergies Capital S.A.,
5.15%, 4/5/34	400	416
5.28%, 9/10/54	500	471
5.64%, 4/5/64	250	242
5.43%, 9/10/64	250	235
TransCanada PipeLines Ltd.,
6.10%, 6/1/40	200	211
5.10%, 3/15/49	400	371
FIXED INCOME FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Oil & Gas Supply Chain – 0.3%continued
Woodside Finance Ltd.,
5.70%, 9/12/54	$100	$94
		7,087
Regional – 0.3%
Province of Alberta Canada,
4.50%, 1/24/34	500	506
Province of British Columbia Canada,
4.80%, 11/15/28	750	773
4.90%, 4/24/29	500	518
4.75%, 6/12/34	250	256
7.25%, 9/1/36	175	212
Province of Manitoba Canada,
4.90%, 5/31/34	500	516
Province of Ontario Canada,
4.20%, 1/18/29 †	1,000	1,014
1.13%, 10/7/30	426	375
2.13%, 1/21/32	60	54
5.05%, 4/24/34	500	524
Province of Quebec Canada,
3.63%, 4/13/28	250	250
7.50%, 9/15/29	375	423
4.50%, 9/8/33	500	507
4.63%, 8/28/35	300	303
		6,231
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	120
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,000	965
TSMC Arizona Corp.,
3.13%, 10/25/41	500	404
		1,369
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	402
Sovereign Government – 1.1%
Canada Government International Bond,
4.63%, 4/30/29	1,200	1,238
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Sovereign Government – 1.1%continued
Chile Government International Bond,
2.75%, 1/31/27	$1,000	$984
5.65%, 1/13/37	300	317
3.50%, 1/25/50	210	154
5.33%, 1/5/54 †	500	482
3.10%, 1/22/61	500	309
Indonesia Government International Bond,
3.50%, 1/11/28	500	495
5.60%, 1/15/35 †	1,000	1,057
5.35%, 2/11/49	1,000	1,001
5.65%, 1/11/53 †	300	304
Israel Government International Bond,
5.38%, 3/12/29	1,000	1,029
5.63%, 2/19/35	500	522
4.50%, 1/30/43	200	176
3.88%, 7/3/50	600	439
Korea International Bond,
2.75%, 1/19/27	200	198
3.50%, 9/20/28	500	497
Mexico Government International Bond,
5.40%, 2/9/28	1,000	1,022
3.25%, 4/16/30	742	701
4.88%, 5/19/33	258	248
3.50%, 2/12/34 (11)	—	—
6.35%, 2/9/35	500	524
5.63%, 9/22/35	1,000	986
4.75%, 3/8/44	1,000	824
5.55%, 1/21/45 †	500	463
4.60%, 1/23/46	500	393
4.35%, 1/15/47	500	377
4.40%, 2/12/52	700	510
6.34%, 5/4/53	500	476
Panama Government International Bond,
3.88%, 3/17/28	565	554
3.16%, 1/23/30	33	31
2.25%, 9/29/32	102	84
6.88%, 1/31/36	500	544
4.50%, 5/15/47 †	250	198
4.50%, 4/1/56	1,000	749
NORTHERN FUNDS QUARTERLY REPORT  46 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Sovereign Government – 1.1%continued
Peruvian Government International Bond,
6.55%, 3/14/37	$500	$553
3.30%, 3/11/41	500	386
5.63%, 11/18/50	600	584
Philippine Government International Bond,
4.38%, 3/5/30 †	700	709
7.75%, 1/14/31	500	580
6.38%, 10/23/34	500	561
5.00%, 1/13/37	500	505
3.70%, 2/2/42	500	413
Republic of Italy Government International Bond,
2.88%, 10/17/29	1,200	1,154
5.38%, 6/15/33	175	185
Republic of Poland Government International Bond,
5.13%, 9/18/34	1,000	1,024
5.38%, 2/12/35	400	415
5.50%, 4/4/53	500	479
5.50%, 3/18/54	200	192
Uruguay Government International Bond,
7.63%, 3/21/36 †	250	302
5.10%, 6/18/50	750	707
		26,635
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.88%, 1/23/28	124	123
5.75%, 6/6/28	300	311
3.30%, 1/30/32	1,000	924
5.30%, 1/19/34	200	205
ORIX Corp.,
5.00%, 9/13/27	300	305
		1,868
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32†	500	561
Supranationals – 1.3%
African Development Bank,
4.38%, 3/14/28	1,000	1,017
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Supranationals – 1.3%continued
Asian Development Bank,
2.50%, 11/2/27	$500	$491
4.50%, 8/25/28	700	716
4.13%, 5/30/30	1,750	1,778
4.00%, 1/12/33	2,000	2,000
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	1,000	1,015
Council of Europe Development Bank,
4.13%, 1/24/29	500	507
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,016
European Investment Bank,
3.88%, 3/15/28	1,000	1,007
3.88%, 6/15/28	500	504
4.00%, 2/15/29	1,000	1,012
3.75%, 11/15/29	500	502
3.88%, 10/15/30	2,000	2,010
4.38%, 10/10/31	900	925
3.75%, 2/14/33	1,900	1,872
4.88%, 2/15/36	200	210
Inter-American Development Bank,
1.13%, 7/20/28	197	185
3.13%, 9/18/28	1,000	988
3.75%, 6/14/30	1,000	1,001
1.13%, 1/13/31	1,000	879
3.50%, 4/12/33	300	290
3.88%, 10/28/41	200	180
International Bank for Reconstruction & Development,
3.63%, 5/5/28	2,000	2,003
3.50%, 7/12/28	2,000	1,996
4.00%, 7/25/30	500	505
3.50%, 10/28/30	2,000	1,978
2.50%, 3/29/32	1,000	922
4.00%, 5/6/32	1,400	1,404
3.88%, 8/28/34	500	491
4.70%, 11/8/34	500	504
4.75%, 2/15/35	25	26
5.06%, 2/28/39	1,000	997
International Finance Corp.,
4.25%, 7/2/29	1,000	1,020
FIXED INCOME FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Supranationals – 1.3%continued
Nordic Investment Bank,
4.38%, 3/14/28	$700	$711
		32,662
Telecommunications – 0.2%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	543
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	400	331
British Telecommunications PLC,
5.13%, 12/4/28	200	205
9.63%, 12/15/30	100	122
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	467
Orange S.A.,
9.00%, 3/1/31	610	735
Rogers Communications, Inc.,
4.50%, 3/15/42	400	343
5.45%, 10/1/43	49	46
4.55%, 3/15/52	500	400
Telefonica Emisiones S.A.,
4.10%, 3/8/27	469	469
5.21%, 3/8/47	570	504
TELUS Corp.,
3.40%, 5/13/32	400	370
Vodafone Group PLC,
7.88%, 2/15/30	2	2
6.15%, 2/27/37	59	64
5.63%, 2/10/53	400	384
5.88%, 6/28/64 †	300	292
		5,277
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.91%, 4/2/30	400	409
5.83%, 2/20/31	400	425
4.63%, 3/22/33	300	299
5.63%, 8/15/35	250	261
7.08%, 8/2/53	100	114
Reynolds American, Inc.,
7.25%, 6/15/37	250	289
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Tobacco & Cannabis – 0.1%continued
6.15%, 9/15/43	$65	$67
5.85%, 8/15/45	795	784
		2,648
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	17
6.20%, 6/1/36	40	44
6.38%, 11/15/37	20	22
4.40%, 8/5/52	300	254
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	765
4.95%, 8/15/45	100	93
		1,222
Total Foreign Issuer Bonds
(Cost $162,593)		160,767

U.S. GOVERNMENT AGENCIES – 25.5% (12)
Fannie Mae – 12.9%
7.13%, 1/15/30	1,175	1,327
0.88%, 8/5/30†	600	530
6.63%, 11/15/30	200	226
5.63%, 7/15/37	250	276
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	103	100
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.81%, 11/25/27(1)	182	179
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.55%, 12/25/26(1)	85	84
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	190	189
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1)	149	147
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.35%, 7/25/28(1)	192	191
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(1)	110	108
NORTHERN FUNDS QUARTERLY REPORT  48 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(1)	$142	$140
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.90%, 1/25/28(1)	96	94
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(1)	61	60
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(1)	79	78
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	90	86
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	127	124
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	154	150
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	112	110
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	177
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	487	441
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(1)	328	291
Fannie Mae-Aces, Series 2020-M53, Class A2,
1.69%, 11/25/32(1)	200	171
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(1)	200	175
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(1)	200	175
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.93%, 1/25/32(1)	250	221
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.50%, 4/25/33(1)	$350	$353
Fannie Mae-Aces, Series 2025-M1, Class A2,
4.70%, 1/25/35	150	151
Fannie Mae-Aces, Series 2025-M4, Class A2,
4.39%, 4/25/35	75	74
Pool #256925,
6.00%, 10/1/37	4	4
Pool #256959,
6.00%, 11/1/37	26	27
Pool #257042,
6.50%, 1/1/38	58	62
Pool #257237,
4.50%, 6/1/28	2	2
Pool #707791,
5.00%, 6/1/33	23	23
Pool #725425,
5.50%, 4/1/34	10	10
Pool #730811,
4.50%, 8/1/33	9	9
Pool #735222,
5.00%, 2/1/35	6	6
Pool #735358,
5.50%, 2/1/35	25	26
Pool #735502,
6.00%, 4/1/35	4	4
Pool #737853,
5.00%, 9/1/33	59	59
Pool #745336,
5.00%, 3/1/36	127	130
Pool #745418,
5.50%, 4/1/36	9	10
Pool #745754,
5.00%, 9/1/34	98	100
Pool #745826,
6.00%, 7/1/36	42	45
Pool #747383,
5.50%, 10/1/33	18	18
Pool #755632,
5.00%, 4/1/34	18	19
FIXED INCOME FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #772730,
5.00%, 4/1/34	$20	$20
Pool #790406,
6.00%, 9/1/34	9	10
Pool #793666,
5.50%, 9/1/34	6	7
Pool #796250,
5.50%, 11/1/34	13	13
Pool #800471,
5.50%, 10/1/34	25	26
Pool #817795,
6.00%, 8/1/36	7	7
Pool #826057,
5.00%, 7/1/35	22	22
Pool #826585,
5.00%, 8/1/35	27	28
Pool #828523,
5.00%, 7/1/35	12	12
Pool #831676,
6.50%, 8/1/36	3	3
Pool #833067,
5.50%, 9/1/35	52	55
Pool #833163,
5.00%, 9/1/35	20	21
Pool #845425,
6.00%, 2/1/36	4	5
Pool #868435,
6.00%, 4/1/36	50	52
Pool #869710,
6.00%, 4/1/36	11	12
Pool #871135,
6.00%, 1/1/37	15	15
Pool #885866,
6.00%, 6/1/36	53	56
Pool #888100,
5.50%, 9/1/36	44	46
Pool #888205,
6.50%, 2/1/37	10	11
Pool #889224,
5.50%, 1/1/37	48	51
Pool #889401,
6.00%, 3/1/38	23	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #889579,
6.00%, 5/1/38	$51	$53
Pool #889630,
6.50%, 3/1/38	5	6
Pool #889970,
5.00%, 12/1/36	34	35
Pool #890234,
6.00%, 10/1/38	24	25
Pool #890796,
3.50%, 12/1/45	432	412
Pool #893363,
5.00%, 6/1/36	8	8
Pool #893366,
5.00%, 4/1/35	16	16
Pool #898417,
6.00%, 10/1/36	7	7
Pool #899079,
5.00%, 3/1/37	14	14
Pool #902414,
5.50%, 11/1/36	35	37
Pool #906090,
5.50%, 1/1/37	27	28
Pool #918515,
5.00%, 6/1/37	24	25
Pool #923123,
5.00%, 4/1/36	7	7
Pool #923166,
7.50%, 1/1/37	3	4
Pool #928261,
4.50%, 3/1/36	23	23
Pool #928584,
6.50%, 8/1/37	77	82
Pool #928909,
6.00%, 12/1/37(11)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	106	104
Pool #932023,
5.00%, 1/1/38	19	20
Pool #940623,
5.50%, 8/1/37	7	7
NORTHERN FUNDS QUARTERLY REPORT  50 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #943388,
6.00%, 6/1/37	$25	$26
Pool #943617,
6.00%, 8/1/37	9	10
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	16	17
Pool #953018,
6.50%, 10/1/37	28	30
Pool #953910,
6.00%, 11/1/37	16	17
Pool #955771,
6.50%, 10/1/37	10	11
Pool #959604,
6.50%, 11/1/37	2	2
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	27	28
Pool #968037,
6.00%, 1/1/38	21	21
Pool #969632,
6.50%, 1/1/38	14	15
Pool #970013,
4.50%, 6/1/38	59	60
Pool #972452,
5.50%, 3/1/38	35	36
Pool #981854,
5.50%, 7/1/38	7	7
Pool #986760,
5.50%, 7/1/38	80	83
Pool #992472,
6.00%, 10/1/38	7	8
Pool #995018,
5.50%, 6/1/38	16	17
Pool #995203,
5.00%, 7/1/35	100	102
Pool #995879,
6.00%, 4/1/39	21	22
Pool #AA0649,
5.00%, 12/1/38	77	79
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #AA4482,
4.00%, 4/1/39	$96	$95
Pool #AA8978,
4.50%, 7/1/39	12	12
Pool #AA9357,
4.50%, 8/1/39	88	89
Pool #AB2067,
3.50%, 1/1/41	211	204
Pool #AB2092,
4.00%, 1/1/41	134	131
Pool #AB2693,
4.50%, 4/1/41	136	137
Pool #AB2768,
4.50%, 4/1/41	123	124
Pool #AB3035,
5.00%, 5/1/41	229	236
Pool #AB3246,
5.00%, 7/1/41	46	47
Pool #AB4293,
3.50%, 1/1/42	259	249
Pool #AB6016,
3.50%, 8/1/42	156	149
Pool #AB7076,
3.00%, 11/1/42	776	719
Pool #AB7503,
3.00%, 1/1/43	280	259
Pool #AB7733,
3.00%, 1/1/43	614	569
Pool #AB9019,
3.00%, 4/1/43	322	298
Pool #AB9136,
2.50%, 4/1/43	34	31
Pool #AB9990,
3.00%, 7/1/33	61	59
Pool #AC3263,
4.50%, 9/1/29	23	23
Pool #AC6118,
4.50%, 11/1/39	53	53
Pool #AC8518,
5.00%, 12/1/39	83	86
Pool #AD0119,
6.00%, 7/1/38	67	71
FIXED INCOME FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #AD0639,
6.00%, 12/1/38	$18	$19
Pool #AD0969,
5.50%, 8/1/37	79	82
Pool #AD5241,
4.50%, 7/1/40	67	67
Pool #AD5525,
5.00%, 6/1/40	98	101
Pool #AD7859,
5.00%, 6/1/40	39	40
Pool #AE0981,
3.50%, 3/1/41	163	157
Pool #AE1807,
4.00%, 10/1/40	257	253
Pool #AE3873,
4.50%, 10/1/40	38	38
Pool #AE5436,
4.50%, 10/1/40	65	65
Pool #AH1295,
3.50%, 1/1/26(11)	—	—
Pool #AH3226,
5.00%, 2/1/41	34	35
Pool #AH4158,
4.00%, 1/1/41	47	46
Pool #AH4450,
3.00%, 1/1/26(11)	—	—
Pool #AH5614,
3.50%, 2/1/26	1	1
Pool #AH8854,
4.50%, 4/1/41	56	57
Pool #AI1247,
4.00%, 4/1/26	1	1
Pool #AI3470,
4.50%, 6/1/41	92	93
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 6.55%, 9/1/41(13)	2	2
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.18%, 11/1/41(13)	5	5
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #AI5603,
4.50%, 7/1/41	$51	$52
Pool #AI7743,
4.00%, 8/1/41	53	52
Pool #AI9555,
4.00%, 9/1/41	124	122
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.34%, 11/1/41(13)	3	3
Pool #AJ4093,
3.50%, 10/1/26	2	2
Pool #AJ4408,
4.50%, 10/1/41	54	53
Pool #AJ6086,
3.00%, 12/1/26	7	7
Pool #AJ9218,
4.00%, 2/1/42	200	196
Pool #AJ9326,
3.50%, 1/1/42	424	408
Pool #AJ9355,
3.00%, 1/1/27	17	17
Pool #AK4813,
3.50%, 3/1/42	142	135
Pool #AK4945,
3.50%, 2/1/42	108	104
Pool #AK7766,
2.50%, 3/1/27	25	25
Pool #AK9444,
4.00%, 3/1/42	23	22
Pool #AL0442,
5.50%, 6/1/40	25	26
Pool #AL1849,
6.00%, 2/1/39	94	100
Pool #AL1939,
3.50%, 6/1/42	399	384
Pool #AL2243,
4.00%, 3/1/42	272	266
Pool #AL2303,
4.50%, 6/1/26(11)	—	—
NORTHERN FUNDS QUARTERLY REPORT  52 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.71% Floor, 7.77% Cap), 6.41%, 8/1/42(13)	$4	$4
Pool #AL3803,
3.00%, 6/1/28	47	47
Pool #AL4462,
2.50%, 6/1/28	67	66
Pool #AL5167,
3.50%, 1/1/34	60	58
Pool #AL5254,
3.00%, 11/1/27	27	27
Pool #AL5377,
4.00%, 6/1/44	893	873
Pool #AL5734,
3.50%, 9/1/29	105	105
Pool #AL5785,
4.00%, 9/1/44	531	519
Pool #AL6488,
3.50%, 8/1/43	201	193
Pool #AL7807,
3.00%, 11/1/30	112	110
Pool #AL8951,
3.00%, 8/1/46	258	235
Pool #AO0752,
3.00%, 4/1/42	166	154
Pool #AO0800,
3.00%, 4/1/27	21	21
Pool #AO4136,
3.50%, 6/1/42	220	211
Pool #AO8629,
3.50%, 7/1/42	84	80
Pool #AP6273,
3.00%, 10/1/42	241	224
Pool #AQ6784,
3.50%, 12/1/42	210	201
Pool #AQ8185,
2.50%, 1/1/28	17	17
Pool #AQ8647,
3.50%, 12/1/42	333	318
Pool #AR1706,
2.50%, 1/1/28	157	155
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #AR3054,
3.00%, 1/1/28	$50	$50
Pool #AR3792,
3.00%, 2/1/43	173	160
Pool #AR9188,
2.50%, 3/1/43	55	50
Pool #AR9582,
3.00%, 3/1/43	139	128
Pool #AS0018,
3.00%, 7/1/43	165	153
Pool #AS0275,
3.00%, 8/1/33	75	73
Pool #AS3294,
4.00%, 9/1/44	326	317
Pool #AS3600,
3.00%, 10/1/29	236	232
Pool #AS4085,
4.00%, 12/1/44	150	146
Pool #AS4306,
3.00%, 1/1/45	235	216
Pool #AS5500,
3.00%, 7/1/35	88	85
Pool #AS5666,
4.00%, 8/1/45	219	212
Pool #AS5892,
3.50%, 10/1/45	244	232
Pool #AS6262,
3.50%, 11/1/45	315	299
Pool #AS6398,
3.50%, 12/1/45	269	256
Pool #AS6730,
3.50%, 2/1/46	411	391
Pool #AS7149,
3.00%, 5/1/46	471	432
Pool #AS7157,
3.00%, 5/1/46	180	164
Pool #AS7247,
4.00%, 5/1/46	89	86
Pool #AS7343,
3.00%, 6/1/46	174	159
Pool #AS7480,
2.00%, 7/1/31	39	37
FIXED INCOME FUNDS 53 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #AS7580,
3.00%, 7/1/46	$209	$189
Pool #AS8067,
3.00%, 10/1/46	477	435
Pool #AS8074,
3.00%, 10/1/46	147	134
Pool #AS8178,
3.00%, 10/1/36	48	45
Pool #AS8194,
2.50%, 10/1/31	521	504
Pool #AS8424,
3.00%, 12/1/36	87	82
Pool #AS8699,
4.00%, 1/1/47	516	499
Pool #AS8960,
4.00%, 3/1/47	179	173
Pool #AS9505,
3.00%, 4/1/32	145	142
Pool #AS9615,
4.50%, 5/1/47	112	111
Pool #AT2720,
3.00%, 5/1/43	390	362
Pool #AT3180,
3.00%, 5/1/43	199	185
Pool #AU1657,
2.50%, 7/1/28	44	44
Pool #AU1689,
3.50%, 8/1/43	957	914
Pool #AU3164,
3.00%, 8/1/33	75	73
Pool #AU5919,
3.50%, 9/1/43	299	286
Pool #AV2339,
4.00%, 12/1/43	153	150
Pool #AW8167,
3.50%, 2/1/42	140	135
Pool #AW8595,
3.00%, 8/1/29	49	48
Pool #AX2163,
3.50%, 11/1/44	172	164
Pool #AX4413,
4.00%, 11/1/44	186	180
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #AX4839,
3.50%, 11/1/44	$252	$239
Pool #AY3062,
3.00%, 11/1/26	4	4
Pool #AY9555,
3.00%, 5/1/45	230	211
Pool #AZ1449,
3.00%, 7/1/45	185	169
Pool #AZ2936,
3.00%, 9/1/45	126	116
Pool #AZ2947,
4.00%, 9/1/45	252	244
Pool #AZ4775,
3.50%, 10/1/45	166	158
Pool #AZ6684,
3.00%, 2/1/31	200	195
Pool #BA2911,
3.00%, 11/1/30	61	60
Pool #BC0326,
3.50%, 12/1/45	127	121
Pool #BC0822,
3.50%, 4/1/46	1,104	1,047
Pool #BC1510,
3.00%, 8/1/46	158	144
Pool #BC9096,
3.50%, 12/1/46	224	212
Pool #BE3171,
2.50%, 2/1/32	169	163
Pool #BH1130,
3.50%, 4/1/32	89	89
Pool #BH7032,
3.50%, 12/1/47	102	96
Pool #BH7106,
3.50%, 1/1/48	217	204
Pool #BJ0648,
3.50%, 3/1/48	233	219
Pool #BJ9181,
5.00%, 5/1/48	191	194
Pool #BJ9260,
4.00%, 4/1/48	178	172
Pool #BJ9977,
4.00%, 5/1/48	145	140
NORTHERN FUNDS QUARTERLY REPORT  54 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #BK0276,
4.00%, 9/1/48	$68	$66
Pool #BK0920,
4.00%, 7/1/48	297	288
Pool #BK0922,
4.50%, 7/1/48	50	50
Pool #BK3044,
2.50%, 9/1/50	393	336
Pool #BK4740,
4.00%, 8/1/48	92	89
Pool #BK4764,
4.00%, 8/1/48	93	90
Pool #BK4816,
4.00%, 9/1/48	132	128
Pool #BM1787,
4.00%, 9/1/47	101	98
Pool #BM2001,
3.50%, 12/1/46	65	62
Pool #BM3286,
4.50%, 11/1/47	37	37
Pool #BM5288,
3.50%, 1/1/34	88	87
Pool #BM5804,
5.00%, 1/1/49	207	210
Pool #BN1176,
4.50%, 11/1/48	87	86
Pool #BN1628,
4.50%, 11/1/48	57	57
Pool #BN5947,
3.50%, 6/1/49	147	137
Pool #BN6097,
4.00%, 6/1/49	415	400
Pool #BN6683,
3.50%, 6/1/49	203	190
Pool #BN8985,
2.00%, 3/1/51	287	233
Pool #BN9007,
2.00%, 3/1/51	691	568
Pool #BO1012,
3.50%, 8/1/49	78	73
Pool #BO1021,
3.50%, 8/1/49	96	90
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #BO1169,
3.50%, 7/1/49	$70	$65
Pool #BO1444,
3.00%, 10/1/49	165	149
Pool #BO1461,
3.00%, 10/1/49	98	88
Pool #BO3181,
2.50%, 10/1/49	369	317
Pool #BO4708,
3.00%, 11/1/49	313	282
Pool #BO8620,
3.00%, 12/1/49	353	317
Pool #BP3454,
2.00%, 5/1/36	355	329
Pool #BP4660,
2.50%, 5/1/50	111	95
Pool #BP6496,
2.00%, 7/1/35	500	464
Pool #BP6626,
2.00%, 8/1/50	742	606
Pool #BP6683,
2.50%, 9/1/50	491	420
Pool #BP7273,
2.50%, 8/1/50	283	243
Pool #BP7585,
2.00%, 9/1/50	2,438	1,994
Pool #BQ0202,
2.50%, 8/1/50	372	322
Pool #BQ1147,
2.50%, 10/1/50	552	477
Pool #BQ1351,
2.50%, 8/1/50	469	403
Pool #BQ4077,
2.00%, 12/1/50	798	648
Pool #BQ5056,
2.00%, 10/1/50	283	234
Pool #BQ5979,
2.00%, 11/1/50	1,223	1,005
Pool #BR1035,
2.00%, 5/1/51	4,933	4,022
Pool #BR4450,
1.50%, 2/1/36	484	440
FIXED INCOME FUNDS 55 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #BR6042,
2.00%, 2/1/51	$1,763	$1,438
Pool #BR9755,
2.00%, 4/1/51	1,193	988
Pool #BR9761,
2.00%, 4/1/51	895	729
Pool #BT1034,
2.00%, 7/1/51	1,714	1,400
Pool #BT2034,
2.50%, 3/1/42	729	652
Pool #BT4528,
2.50%, 9/1/51	7,801	6,780
Pool #BT8308,
4.50%, 8/1/52	703	690
Pool #BT9031,
2.00%, 8/1/41	709	619
Pool #BU0066,
2.50%, 10/1/51	802	692
Pool #BU4046,
5.00%, 7/1/53	828	830
Pool #BX1915,
6.00%, 1/1/53	675	704
Pool #BX6021,
5.00%, 2/1/53	318	319
Pool #BY0545,
5.00%, 5/1/53	1,925	1,926
Pool #BY4424,
5.50%, 7/1/53	750	764
Pool #CA0110,
3.50%, 8/1/47	195	184
Pool #CA0619,
4.00%, 10/1/47	56	54
Pool #CA0620,
4.00%, 10/1/47	727	703
Pool #CA0656,
3.50%, 11/1/47	538	507
Pool #CA0859,
3.50%, 12/1/47	388	364
Pool #CA0917,
3.50%, 12/1/47	344	324
Pool #CA1370,
4.00%, 3/1/48	184	178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #CA1378,
4.00%, 3/1/48	$148	$143
Pool #CA1564,
4.50%, 4/1/48	64	64
Pool #CA1711,
4.50%, 5/1/48	187	185
Pool #CA1902,
4.50%, 6/1/48	181	180
Pool #CA1909,
4.50%, 6/1/48	96	95
Pool #CA1951,
4.00%, 7/1/48	100	97
Pool #CA1952,
4.50%, 6/1/48	43	43
Pool #CA2056,
4.50%, 7/1/48	57	57
Pool #CA2208,
4.50%, 8/1/48	57	56
Pool #CA2256,
3.50%, 8/1/33	76	76
Pool #CA2366,
3.50%, 9/1/48	65	61
Pool #CA2375,
4.00%, 9/1/48	272	263
Pool #CA2559,
4.00%, 11/1/33	92	92
Pool #CA2729,
4.50%, 11/1/48	233	232
Pool #CA3640,
4.00%, 6/1/49	242	234
Pool #CA4029,
4.00%, 8/1/49	672	647
Pool #CA4143,
3.00%, 9/1/49	2,085	1,880
Pool #CA4420,
3.00%, 10/1/49	312	282
Pool #CA4792,
3.00%, 12/1/49	185	166
Pool #CA5020,
3.50%, 1/1/50	339	317
Pool #CA5452,
3.00%, 3/1/50	593	532
NORTHERN FUNDS QUARTERLY REPORT  56 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #CA5508,
3.00%, 4/1/50	$742	$660
Pool #CA5700,
2.50%, 5/1/50	3,187	2,757
Pool #CA6072,
2.50%, 6/1/50	312	267
Pool #CA6074,
2.50%, 6/1/50	427	366
Pool #CA6144,
2.50%, 6/1/50	488	418
Pool #CA6290,
3.00%, 7/1/50	370	332
Pool #CA6305,
2.50%, 7/1/50	843	722
Pool #CA6339,
2.50%, 7/1/50	860	736
Pool #CA6346,
2.50%, 7/1/50	488	418
Pool #CA6563,
2.50%, 8/1/35	371	352
Pool #CA6601,
2.50%, 8/1/50	364	313
Pool #CA6951,
2.50%, 9/1/50	338	291
Pool #CA6962,
2.50%, 9/1/50	498	431
Pool #CA7216,
2.00%, 10/1/50	2,167	1,782
Pool #CA7232,
2.50%, 10/1/50	965	826
Pool #CA7596,
2.00%, 11/1/50	377	306
Pool #CA7600,
2.50%, 11/1/50	1,001	856
Pool #CA7697,
1.50%, 11/1/50	1,247	968
Pool #CA7736,
2.50%, 11/1/50	996	856
Pool #CA8043,
2.50%, 12/1/50	603	521
Pool #CA9143,
2.00%, 2/1/36	646	600
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #CA9355,
2.00%, 3/1/41	$390	$341
Pool #CA9418,
1.50%, 3/1/36	107	97
Pool #CB0113,
2.00%, 4/1/41	600	524
Pool #CB0325,
2.00%, 4/1/51	1,413	1,152
Pool #CB1903,
2.50%, 10/1/51	1,355	1,174
Pool #CB2049,
2.50%, 11/1/51	1,539	1,304
Pool #CB2079,
2.00%, 11/1/51	3,537	2,883
Pool #CB3597,
3.50%, 5/1/52	1,374	1,275
Pool #CB3705,
3.00%, 5/1/37	191	184
Pool #CB4377,
4.00%, 8/1/52	469	449
Pool #CB5094,
6.50%, 11/1/52	1,092	1,155
Pool #CB6031,
5.00%, 4/1/53	78	79
Pool #CB6034,
6.50%, 4/1/53	223	234
Pool #CB6750,
5.50%, 7/1/53	882	899
Pool #CB6755,
6.00%, 7/1/53	732	756
Pool #CB6933,
6.50%, 8/1/53	218	230
Pool #CB7120,
6.00%, 9/1/53	305	314
Pool #CB7123,
6.00%, 9/1/53	300	312
Pool #CB7444,
6.50%, 11/1/53	752	794
Pool #CB8484,
5.50%, 5/1/54	632	645
Pool #CB8821,
6.00%, 7/1/54	833	866
FIXED INCOME FUNDS 57 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #CB9323,
5.50%, 10/1/54	$914	$935
Pool #CB9485,
5.50%, 11/1/54	4,074	4,174
Pool #CB9506,
6.00%, 11/1/54	958	996
Pool #CC0260,
6.00%, 4/1/55	564	587
Pool #CC1056,
6.50%, 9/1/55	2,044	2,151
Pool #DA0508,
6.00%, 10/1/53	246	253
Pool #FA0386,
5.00%, 12/1/54	937	943
Pool #FA0684,
6.00%, 2/1/55	1,694	1,740
Pool #FA1595,
5.50%, 5/1/55	932	957
Pool #FA2470,
3.50%, 5/1/53	1,415	1,314
Pool #FM1496,
3.50%, 9/1/49	1,010	945
Pool #FM1708,
3.00%, 12/1/45	194	180
Pool #FM1742,
3.00%, 10/1/49	198	179
Pool #FM1938,
4.50%, 9/1/49	297	295
Pool #FM2305,
3.50%, 2/1/50	514	481
Pool #FM2715,
3.00%, 3/1/50	131	117
Pool #FM2778,
3.00%, 3/1/50	824	743
Pool #FM2963,
3.00%, 2/1/50	704	638
Pool #FM3125,
3.50%, 3/1/50	705	657
Pool #FM3225,
3.00%, 5/1/50	483	436
Pool #FM3610,
4.00%, 6/1/50	227	217
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #FM3747,
2.50%, 8/1/50	$782	$673
Pool #FM4055,
2.50%, 8/1/50	5,518	4,750
Pool #FM4149,
3.00%, 9/1/50	2,360	2,127
Pool #FM4193,
2.50%, 9/1/50	549	475
Pool #FM4476,
2.00%, 10/1/50	1,436	1,181
Pool #FM4544,
2.00%, 10/1/50	756	618
Pool #FM4598,
2.00%, 11/1/40	169	149
Pool #FM4734,
2.00%, 11/1/35	872	810
Pool #FM4799,
2.00%, 11/1/50	651	535
Pool #FM4868,
2.00%, 11/1/50	1,079	892
Pool #FM4951,
1.50%, 11/1/35	394	359
Pool #FM5087,
2.00%, 12/1/50	454	373
Pool #FM5210,
2.00%, 12/1/50	639	533
Pool #FM5534,
2.00%, 1/1/41	251	220
Pool #FM5570,
2.00%, 1/1/36	479	445
Pool #FM5849,
2.00%, 12/1/50	857	695
Pool #FM6055,
2.00%, 2/1/51	1,670	1,373
Pool #FM6099,
2.00%, 2/1/51	1,673	1,360
Pool #FM6338,
2.00%, 2/1/51	1,011	831
Pool #FM6496,
2.00%, 2/1/51	465	386
Pool #FM6550,
2.00%, 3/1/51	327	270
NORTHERN FUNDS QUARTERLY REPORT  58 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #FM6943,
2.00%, 4/1/51	$1,110	$918
Pool #FM6964,
2.00%, 5/1/51	871	721
Pool #FM6991,
2.00%, 4/1/51	1,372	1,128
Pool #FM7078,
2.00%, 4/1/51	1,037	860
Pool #FM7080,
2.00%, 4/1/51	537	445
Pool #FM7411,
2.00%, 5/1/51	2,798	2,267
Pool #FM7429,
1.50%, 5/1/36	168	153
Pool #FM7622,
2.00%, 5/1/51	698	578
Pool #FM8146,
2.00%, 7/1/36	1,119	1,038
Pool #FM8848,
2.50%, 9/1/41	678	613
Pool #FS0153,
2.00%, 12/1/36	304	281
Pool #FS1096,
2.00%, 1/1/51	1,201	982
Pool #FS2039,
2.00%, 2/1/51	784	641
Pool #FS2442,
4.00%, 7/1/52	705	674
Pool #FS2815,
4.00%, 9/1/52	379	364
Pool #FS3086,
5.50%, 10/1/52	1,399	1,428
Pool #FS3402,
5.00%, 11/1/52	299	300
Pool #FS3421,
5.00%, 12/1/52	310	311
Pool #FS3452,
5.00%, 12/1/52	526	536
Pool #FS3747,
5.50%, 12/1/52	556	566
Pool #FS3762,
5.00%, 12/1/52	452	455
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #FS3921,
5.50%, 2/1/53	$363	$375
Pool #FS4041,
5.50%, 3/1/53	549	560
Pool #FS4047,
3.50%, 12/1/42	154	149
Pool #FS4463,
1.50%, 8/1/37	450	407
Pool #FS4485,
6.00%, 5/1/53	508	528
Pool #FS4522,
5.00%, 5/1/53	160	160
Pool #FS4842,
5.50%, 6/1/53	232	238
Pool #FS4931,
6.00%, 6/1/53	707	729
Pool #FS5050,
3.00%, 6/1/52	5,466	4,852
Pool #FS5115,
5.50%, 6/1/53	401	408
Pool #FS5116,
5.50%, 6/1/53	378	387
Pool #FS5119,
6.00%, 7/1/53	2,290	2,383
Pool #FS5304,
5.50%, 7/1/53	158	162
Pool #FS5396,
5.00%, 7/1/53	1,689	1,707
Pool #FS5436,
5.50%, 8/1/53	270	278
Pool #FS5562,
2.00%, 3/1/52	2,903	2,384
Pool #FS5584,
6.50%, 8/1/53	351	370
Pool #FS5696,
2.00%, 4/1/51	257	210
Pool #FS5709,
5.00%, 8/1/53	724	729
Pool #FS5838,
6.00%, 9/1/53	1,032	1,077
Pool #FS5946,
2.00%, 3/1/37	2,251	2,085
FIXED INCOME FUNDS 59 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #FS5965,
6.00%, 10/1/53	$313	$325
Pool #FS6092,
6.00%, 10/1/53	270	278
Pool #FS6315,
6.50%, 11/1/53	341	356
Pool #FS6461,
6.00%, 10/1/53	393	409
Pool #FS6533,
6.00%, 6/1/53	1,614	1,684
Pool #FS6598,
3.50%, 8/1/52	2,513	2,335
Pool #FS6611,
7.00%, 12/1/53	1,082	1,138
Pool #FS6635,
3.00%, 11/1/53	1,322	1,173
Pool #FS6855,
6.50%, 2/1/54	412	432
Pool #FS7033,
6.00%, 8/1/53	555	572
Pool #FS8129,
5.50%, 5/1/54	521	535
Pool #FS8144,
5.50%, 5/1/54	721	742
Pool #MA0361,
4.00%, 3/1/30	19	19
Pool #MA0711,
3.50%, 4/1/31	39	38
Pool #MA1138,
3.50%, 8/1/32	77	77
Pool #MA1141,
3.00%, 8/1/32	36	35
Pool #MA1200,
3.00%, 10/1/32	215	208
Pool #MA2320,
3.00%, 7/1/35	189	180
Pool #MA2473,
3.50%, 12/1/35	76	75
Pool #MA2512,
4.00%, 1/1/46	101	97
Pool #MA2670,
3.00%, 7/1/46	490	445
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #MA2672,
3.00%, 7/1/36	$99	$94
Pool #MA2705,
3.00%, 8/1/46	354	323
Pool #MA2737,
3.00%, 9/1/46	166	151
Pool #MA2771,
3.00%, 10/1/46	179	163
Pool #MA2775,
2.50%, 10/1/31	77	74
Pool #MA2781,
2.50%, 10/1/46	136	118
Pool #MA2804,
3.00%, 11/1/36	193	184
Pool #MA2863,
3.00%, 1/1/47	2,965	2,683
Pool #MA2895,
3.00%, 2/1/47	185	167
Pool #MA3028,
3.50%, 6/1/37	151	147
Pool #MA3057,
3.50%, 7/1/47	275	260
Pool #MA3058,
4.00%, 7/1/47	102	98
Pool #MA3059,
3.50%, 7/1/37	25	24
Pool #MA3073,
4.50%, 7/1/47	208	207
Pool #MA3127,
3.00%, 9/1/37	61	58
Pool #MA3150,
4.50%, 10/1/47	112	111
Pool #MA3181,
3.50%, 11/1/37	40	39
Pool #MA3182,
3.50%, 11/1/47	339	318
Pool #MA3184,
4.50%, 11/1/47	40	40
Pool #MA3185,
3.00%, 11/1/37	67	64
Pool #MA3188,
3.00%, 11/1/32	177	172
NORTHERN FUNDS QUARTERLY REPORT  60 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #MA3211,
4.00%, 12/1/47	$64	$62
Pool #MA3239,
4.00%, 1/1/48	273	265
Pool #MA3276,
3.50%, 2/1/48	281	264
Pool #MA3281,
4.00%, 2/1/38	142	140
Pool #MA3334,
4.50%, 4/1/48	210	209
Pool #MA3385,
4.50%, 6/1/48	70	70
Pool #MA3413,
4.00%, 7/1/38	25	24
Pool #MA3443,
4.00%, 8/1/48	65	63
Pool #MA3444,
4.50%, 8/1/48	61	60
Pool #MA3467,
4.00%, 9/1/48	62	60
Pool #MA3492,
4.00%, 10/1/38	21	21
Pool #MA3547,
3.00%, 12/1/33	105	102
Pool #MA3590,
4.00%, 2/1/39	21	21
Pool #MA3685,
3.00%, 6/1/49	108	98
Pool #MA3692,
3.50%, 7/1/49	83	77
Pool #MA3695,
3.00%, 7/1/34	40	39
Pool #MA3744,
3.00%, 8/1/49	121	108
Pool #MA3765,
2.50%, 9/1/49	260	222
Pool #MA3870,
2.50%, 12/1/49	135	116
Pool #MA3871,
3.00%, 12/1/49	125	112
Pool #MA3896,
2.50%, 1/1/35	653	621
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #MA3898,
3.50%, 1/1/35	$209	$205
Pool #MA3902,
2.50%, 1/1/50	131	113
Pool #MA3934,
3.00%, 2/1/40	78	73
Pool #MA3958,
3.00%, 3/1/40	80	75
Pool #MA4013,
2.50%, 5/1/35	140	133
Pool #MA4014,
3.00%, 5/1/35	219	213
Pool #MA4053,
2.50%, 6/1/35	586	557
Pool #MA4072,
2.50%, 7/1/40	181	165
Pool #MA4078,
2.50%, 7/1/50	1,115	955
Pool #MA4094,
2.50%, 8/1/40	202	184
Pool #MA4096,
2.50%, 8/1/50	699	598
Pool #MA4099,
2.50%, 8/1/35	606	576
Pool #MA4100,
2.00%, 8/1/50	1,396	1,139
Pool #MA4119,
2.00%, 9/1/50	1,642	1,344
Pool #MA4122,
1.50%, 9/1/35	215	196
Pool #MA4123,
2.00%, 9/1/35	750	696
Pool #MA4128,
2.00%, 9/1/40	347	308
Pool #MA4153,
2.50%, 10/1/40	100	91
Pool #MA4154,
1.50%, 10/1/35	329	299
Pool #MA4155,
2.00%, 10/1/35	825	766
Pool #MA4181,
1.50%, 11/1/50	2,112	1,633
FIXED INCOME FUNDS 61 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #MA4232,
2.00%, 1/1/41	$300	$263
Pool #MA4254,
1.50%, 2/1/51	468	362
Pool #MA4266,
1.50%, 2/1/41	450	385
Pool #MA4278,
1.50%, 3/1/36	1,502	1,364
Pool #MA4280,
1.50%, 3/1/51	814	631
Pool #MA4305,
2.00%, 4/1/51	2,552	2,083
Pool #MA4310,
1.50%, 4/1/41	270	231
Pool #MA4326,
2.50%, 5/1/51	967	827
Pool #MA4333,
2.00%, 5/1/41	713	623
Pool #MA4334,
2.50%, 5/1/41	260	234
Pool #MA4355,
2.00%, 6/1/51	11,054	9,010
Pool #MA4496,
1.50%, 12/1/36	1,628	1,475
Pool #MA4500,
1.50%, 12/1/41	367	310
Pool #MA4652,
2.50%, 7/1/52	5,340	4,545
Pool #MA4692,
2.50%, 8/1/37	136	129
Pool #MA4731,
3.50%, 9/1/52	911	846
Pool #MA4732,
4.00%, 9/1/52	4,326	4,127
Pool #MA4733,
4.50%, 9/1/52	4,668	4,581
Pool #MA4779,
4.00%, 10/1/42	143	141
Pool #MA4805,
4.50%, 11/1/52	2,167	2,126
Pool #MA4823,
4.50%, 10/1/37	164	165
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
Pool #MA4915,
5.00%, 2/1/38	$137	$139
Pool #MA4991,
5.50%, 4/1/38	80	82
Pool #MA5039,
5.50%, 6/1/53	607	618
Pool #MA5042,
4.50%, 6/1/38	65	65
Pool #MA5060,
5.00%, 6/1/43	66	67
Pool #MA5088,
6.00%, 7/1/38	102	106
Pool #MA5330,
5.50%, 4/1/39	60	61
Pool #MA5353,
5.50%, 5/1/54	6,485	6,585
Pool #MA5389,
6.00%, 6/1/54	926	951
Pool #MA5445,
6.00%, 8/1/54	3,644	3,743
Pool #MA5557,
4.50%, 12/1/39	167	167
Pool #MA5559,
5.50%, 12/1/39	225	230
Pool #MA5590,
5.00%, 1/1/40	391	397
Pool #MA5596,
4.50%, 1/1/45	91	90
Pool #MA5597,
5.00%, 1/1/45	174	175
Pool #MA5711,
5.00%, 5/1/40	560	568
Pool #MA5744,
4.50%, 6/1/40	177	177
Pool #MA5773,
6.00%, 7/1/40	262	272
Pool #MA5830,
5.50%, 8/1/40	364	374
Pool #MB0301,
5.00%, 2/1/55	1,873	1,871
Pool TBA,
1/1/40(14)	1,100	996
1/1/40(14)	1,900	1,760
NORTHERN FUNDS QUARTERLY REPORT  62 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 12.9%continued
1/1/40(14)	$900	$852
1/1/40(14)	500	482
1/1/52(14)	7,200	6,100
1/1/52(14)	1,200	1,063
1/1/52(14)	1,000	926
1/1/53(14)	3,000	2,428
1/1/53(14)	8,400	8,386
1/1/53(14)	11,800	11,972
1/1/53(14)	13,200	13,557
1/1/54(14)	4,000	3,799
1/1/54(14)	6,200	6,060
1/1/55(14)	1,000	772
1/1/55(14)	5,500	5,716
1/1/55(14)	2,500	2,631
		327,351
Federal Farm Credit Bank – 0.2%
Federal Farm Credit Banks Funding Corp.,
3.97%, 8/26/27	3,918	3,918
3.38%, 9/15/27	1,475	1,472
		5,390
Federal Home Loan Bank – 0.2%
4.13%, 9/10/27	875	884
3.25%, 11/16/28	1,000	995
5.50%, 7/15/36	500	549
Federal Home Loan Banks,
4.38%, 9/8/28	1,500	1,532
		3,960
Freddie Mac – 6.8%
Federal Home Loan Mortgage Corp.,
4.50%, 7/14/28	1,300	1,300
6.75%, 3/15/31	700	798
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	347
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	248
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	$146	$144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	201
FIXED INCOME FUNDS 63 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	$200	$200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	295
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	197	192
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	291
Freddie Mac Multifamily Structured Pass Through Certificates, Series K096, Class A2,
2.52%, 7/25/29	300	287
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	238
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	235
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	185
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	449
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	447
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	$500	$448
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	89
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	224
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	178
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	270
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	180
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	452
Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class A2,
3.00%, 6/25/32	250	233
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	450	431
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	292
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	98
NORTHERN FUNDS QUARTERLY REPORT  64 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	$100	$96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	91
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	82
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	159
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	100	79
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	120
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	225	187
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	81
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	$500	$486
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-154, Class A2,
4.35%, 1/25/33	200	201
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-158, Class A2,
4.05%, 7/25/33	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	200	202
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	103
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class A2,
5.00%, 5/25/34	150	156
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-169, Class A2,
4.66%, 12/25/34	200	203
FIXED INCOME FUNDS 65 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	$100	$102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	514
Freddie Mac Multifamily Structured Pass Through Certificates, Series K533, Class A2,
4.23%, 12/25/29	500	504
Freddie Mac Multifamily Structured Pass Through Certificates, Series K754, Class A2,
4.94%, 11/25/30	250	259
Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, Class A2,
5.20%, 2/25/31	150	157
Freddie Mac Multifamily Structured Pass Through Certificates, Series K757, Class A2,
4.46%, 8/25/31	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K760, Class A2,
4.55%, 1/25/32	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K761, Class A2,
4.40%, 6/25/32(1)	200	202
Freddie Mac Multifamily Structured Pass Through Certificates, Series-K516, Class A2,
5.48%, 1/25/29	500	521
Freddie Mac Multifamily Structured Pass Through Certificates, Series-K518, Class A2,
5.40%, 1/25/29	500	520
Pool #QA0127,
3.50%, 6/1/49	480	450
Pool #QA1132,
3.50%, 7/1/49	170	159
Pool #QA1263,
3.50%, 7/1/49	173	163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #QA1752,
3.50%, 8/1/49	$868	$813
Pool #QA1883,
4.00%, 8/1/49	278	268
Pool #QA3149,
3.00%, 10/1/49	295	266
Pool #QA4699,
3.00%, 11/1/49	170	152
Pool #QA8043,
3.00%, 3/1/50	1,321	1,192
Pool #QB0211,
2.50%, 6/1/50	423	361
Pool #QB2516,
2.50%, 8/1/50	312	267
Pool #QB2545,
2.00%, 8/1/50	1,789	1,462
Pool #QB2682,
2.50%, 8/1/50	352	302
Pool #QB2966,
2.50%, 9/1/50	106	91
Pool #QB3199,
2.00%, 9/1/50	616	504
Pool #QB4275,
2.00%, 10/1/50	254	208
Pool #QB5128,
2.00%, 10/1/50	898	734
Pool #QB5507,
2.00%, 11/1/50	654	541
Pool #QB6246,
2.00%, 12/1/50	304	253
Pool #QB6448,
2.00%, 12/1/50	1,001	818
Pool #QB8131,
2.00%, 2/1/51	3,138	2,563
Pool #QB8132,
2.00%, 1/1/51	816	663
Pool #QB9266,
2.00%, 3/1/51	413	341
Pool #QB9410,
2.00%, 1/1/51	1,240	1,013
Pool #QC1443,
2.00%, 5/1/51	1,679	1,390
NORTHERN FUNDS QUARTERLY REPORT  66 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #QC1809,
2.00%, 5/1/51	$395	$323
Pool #QC2062,
2.00%, 5/1/51	703	569
Pool #QC3259,
2.00%, 6/1/51	2,705	2,191
Pool #QC9442,
2.50%, 10/1/51	3,577	3,068
Pool #QD0822,
3.00%, 11/1/51	930	841
Pool #QD2146,
2.00%, 12/1/51	761	624
Pool #QE9161,
4.50%, 9/1/52	719	706
Pool #QF7121,
5.50%, 2/1/53	756	769
Pool #QG5959,
5.00%, 7/1/53	836	837
Pool #QG7215,
5.50%, 7/1/53	803	818
Pool #QG8401,
5.50%, 8/1/53	576	587
Pool #QG8408,
5.00%, 8/1/53	1,074	1,076
Pool #QH1135,
7.00%, 9/1/53	329	351
Pool #QI2828,
5.50%, 4/1/54	894	909
Pool #QJ5279,
6.00%, 10/1/54	889	914
Pool #QK0622,
1.50%, 2/1/41	443	379
Pool #QN0818,
2.50%, 10/1/34	176	168
Pool #QN5018,
2.00%, 1/1/36	431	400
Pool #QN5866,
2.00%, 4/1/36	237	220
Pool #QN6394,
1.50%, 5/1/36	1,300	1,181
Pool #QN7743,
2.00%, 9/1/36	678	628
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #QN8899,
2.00%, 12/1/36	$632	$586
Pool #RA1196,
4.00%, 8/1/49	618	596
Pool #RA1343,
3.00%, 9/1/49	1,848	1,667
Pool #RA1493,
3.00%, 10/1/49	341	308
Pool #RA1501,
3.00%, 10/1/49	113	102
Pool #RA2010,
3.50%, 1/1/50	199	186
Pool #RA2117,
3.00%, 2/1/50	267	241
Pool #RA2386,
3.00%, 4/1/50	705	636
Pool #RA2457,
3.00%, 4/1/50	413	373
Pool #RA2730,
2.50%, 6/1/50	247	213
Pool #RA2790,
2.50%, 6/1/50	388	332
Pool #RA2853,
2.50%, 6/1/50	470	402
Pool #RA2959,
2.50%, 7/1/50	452	388
Pool #RA3086,
2.50%, 7/1/50	343	295
Pool #RA3306,
2.50%, 8/1/50	321	275
Pool #RA3524,
2.00%, 9/1/50	1,738	1,435
Pool #RA3563,
2.00%, 9/1/50	846	696
Pool #RA3578,
2.00%, 9/1/50	1,146	943
Pool #RA3580,
2.00%, 9/1/50	1,052	869
Pool #RA3662,
2.50%, 10/1/50	509	435
Pool #RA3663,
2.50%, 10/1/50	537	464
FIXED INCOME FUNDS 67 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #RA3723,
2.00%, 10/1/50	$1,091	$897
Pool #RA3765,
2.50%, 10/1/50	520	447
Pool #RA3913,
2.50%, 11/1/50	2,635	2,288
Pool #RA4209,
1.50%, 12/1/50	1,619	1,255
Pool #RA4218,
2.50%, 12/1/50	6,683	5,758
Pool #RA5204,
2.00%, 5/1/51	1,430	1,159
Pool #RA5373,
2.00%, 6/1/51	653	538
Pool #RA6333,
2.00%, 11/1/51	3,376	2,735
Pool #RA6340,
2.50%, 11/1/51	2,208	1,888
Pool #RA7097,
3.50%, 4/1/52	737	687
Pool #RA7099,
2.00%, 1/1/51	2,433	1,987
Pool #RA8761,
5.50%, 3/1/53	455	468
Pool #RA8791,
5.00%, 4/1/53	1,139	1,142
Pool #RB0452,
2.00%, 2/1/41	737	644
Pool #RB5032,
2.50%, 2/1/40	58	53
Pool #RB5033,
3.00%, 2/1/40	217	203
Pool #RB5043,
2.50%, 4/1/40	108	99
Pool #RB5048,
2.50%, 5/1/40	59	54
Pool #RB5059,
2.50%, 7/1/40	75	69
Pool #RB5066,
2.50%, 8/1/40	203	185
Pool #RB5076,
2.00%, 8/1/40	440	391
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #RB5085,
2.00%, 11/1/40	$396	$351
Pool #RB5095,
2.00%, 1/1/41	298	264
Pool #RB5110,
1.50%, 5/1/41	964	821
Pool #RB5111,
2.00%, 5/1/41	399	348
Pool #RB5131,
2.00%, 10/1/41	696	606
Pool #RC1857,
1.50%, 2/1/36	417	378
Pool #RC2045,
2.00%, 6/1/36	213	198
Pool #RJ1229,
6.00%, 4/1/54	780	802
Pool #RJ2693,
5.00%, 10/1/54	468	471
Pool #SB0048,
3.00%, 8/1/34	322	312
Pool #SB0330,
2.00%, 5/1/35	274	255
Pool #SB0434,
2.00%, 10/1/35	485	450
Pool #SB0571,
2.00%, 10/1/36	938	870
Pool #SB0726,
4.00%, 8/1/37	245	242
Pool #SB0834,
2.50%, 2/1/36	740	704
Pool #SB0955,
5.50%, 8/1/38	58	60
Pool #SB8045,
2.50%, 5/1/35	120	115
Pool #SB8046,
3.00%, 5/1/35	201	195
Pool #SB8057,
2.00%, 8/1/35	428	397
Pool #SB8058,
2.50%, 8/1/35	485	460
Pool #SB8061,
2.00%, 9/1/35	757	703
NORTHERN FUNDS QUARTERLY REPORT  68 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #SB8067,
1.50%, 9/1/35	$199	$181
Pool #SB8068,
1.50%, 10/1/35	215	196
Pool #SB8069,
2.00%, 10/1/35	606	563
Pool #SB8073,
1.50%, 11/1/35	279	255
Pool #SB8078,
1.50%, 12/1/35	589	537
Pool #SB8083,
1.50%, 1/1/36	342	312
Pool #SB8092,
1.50%, 3/1/36	618	562
Pool #SB8122,
1.50%, 10/1/36	1,306	1,183
Pool #SB8177,
3.50%, 9/1/37	185	180
Pool #SB8178,
4.00%, 9/1/37	173	171
Pool #SB8182,
3.00%, 10/1/37	263	253
Pool #SB8206,
5.00%, 1/1/38	108	109
Pool #SB8208,
5.50%, 1/1/38	54	55
Pool #SB8233,
4.50%, 6/1/38	169	170
Pool #SB8247,
5.00%, 8/1/38	61	62
Pool #SB8332,
4.00%, 10/1/39	145	144
Pool #SB8501,
2.00%, 8/1/35	472	439
Pool #SD0163,
3.00%, 12/1/49	501	452
Pool #SD0261,
3.00%, 2/1/50	206	186
Pool #SD0262,
3.50%, 2/1/50	334	315
Pool #SD0410,
2.50%, 8/1/50	1,049	907
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #SD0414,
2.50%, 8/1/50	$186	$161
Pool #SD0467,
2.00%, 12/1/50	521	423
Pool #SD0537,
2.00%, 3/1/51	2,784	2,258
Pool #SD0608,
2.50%, 5/1/51	2,451	2,137
Pool #SD0764,
2.50%, 10/1/51	2,136	1,842
Pool #SD1592,
4.00%, 8/1/52	623	596
Pool #SD1596,
4.00%, 9/1/52	526	505
Pool #SD1855,
5.00%, 9/1/52	473	477
Pool #SD1958,
5.00%, 11/1/52	306	310
Pool #SD2236,
5.50%, 11/1/52	973	991
Pool #SD2258,
5.00%, 1/1/53	588	590
Pool #SD2266,
5.00%, 1/1/53	518	524
Pool #SD2666,
5.00%, 3/1/53	568	574
Pool #SD2693,
6.50%, 4/1/53	497	526
Pool #SD2922,
5.00%, 5/1/53	420	422
Pool #SD2936,
5.00%, 4/1/53	315	318
Pool #SD3074,
5.50%, 5/1/53	766	782
Pool #SD3683,
5.50%, 9/1/53	857	878
Pool #SD3713,
6.50%, 8/1/53	731	769
Pool #SD3714,
6.50%, 8/1/53	433	453
Pool #SD3904,
6.50%, 9/1/53	335	351
FIXED INCOME FUNDS 69 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #SD3913,
5.50%, 9/1/53	$236	$241
Pool #SD3990,
5.50%, 9/1/53	814	840
Pool #SD3992,
5.50%, 9/1/53	493	507
Pool #SD4204,
6.50%, 10/1/53	517	544
Pool #SD4262,
6.00%, 11/1/53	548	572
Pool #SD4668,
6.00%, 10/1/53	354	367
Pool #SD4702,
6.50%, 1/1/54	477	502
Pool #SD4919,
6.50%, 2/1/54	399	426
Pool #SD5058,
5.50%, 3/1/54	265	272
Pool #SD5316,
6.00%, 4/1/54	704	724
Pool #SD5958,
6.50%, 8/1/54	857	893
Pool #SD6004,
6.00%, 8/1/54	1,744	1,818
Pool #SD7440,
5.00%, 1/1/55	935	944
Pool #SD7512,
3.00%, 2/1/50	425	385
Pool #SD7536,
2.50%, 2/1/51	4,855	4,197
Pool #SD7539,
2.00%, 4/1/51	332	275
Pool #SD7541,
2.00%, 5/1/51	1,796	1,487
Pool #SD8019,
4.50%, 10/1/49	282	279
Pool #SD8023,
2.50%, 11/1/49	247	212
Pool #SD8029,
2.50%, 12/1/49	278	237
Pool #SD8037,
2.50%, 1/1/50	281	241
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #SD8083,
2.50%, 8/1/50	$638	$545
Pool #SD8090,
2.00%, 9/1/50	2,028	1,659
Pool #SD8097,
2.00%, 8/1/50	1,771	1,444
Pool #SD8104,
1.50%, 11/1/50	3,506	2,710
Pool #SD8112,
1.50%, 12/1/50	1,040	804
Pool #SD8139,
1.50%, 4/1/51	1,995	1,543
Pool #SD8213,
3.00%, 5/1/52	1,358	1,208
Pool #SD8225,
3.00%, 7/1/52	1,654	1,468
Pool #SD8266,
4.50%, 11/1/52	2,186	2,145
Pool #SD8325,
6.00%, 5/1/53	736	759
Pool #SD8331,
5.50%, 6/1/53	537	546
Pool #SD8332,
6.00%, 6/1/53	554	570
Pool #SD8374,
6.50%, 11/1/53	268	279
Pool #SD8386,
7.00%, 12/1/53	202	212
Pool #SD8399,
7.50%, 1/1/54	104	110
6.50%, 2/1/54	569	595
Pool #SL0231,
5.00%, 1/1/55	939	946
Pool #SL1560,
5.50%, 6/1/55	919	942
Pool #ZA1036,
4.50%, 2/1/40	55	56
Pool #ZA1159,
3.50%, 4/1/42	162	157
Pool #ZA1165,
3.50%, 4/1/42	253	243
Pool #ZA1254,
3.00%, 10/1/42	772	715
NORTHERN FUNDS QUARTERLY REPORT  70 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #ZA1334,
3.50%, 7/1/42	$87	$83
Pool #ZA1361,
3.50%, 5/1/43	126	120
Pool #ZA1375,
4.00%, 9/1/44	72	70
Pool #ZA1378,
3.50%, 10/1/44	116	111
Pool #ZA2773,
2.50%, 8/1/27	16	16
Pool #ZA3862,
2.50%, 5/1/31	150	145
Pool #ZA4194,
3.00%, 4/1/43	179	166
Pool #ZA4214,
3.00%, 5/1/43	279	258
Pool #ZA4715,
4.00%, 9/1/46	469	454
Pool #ZA5107,
4.00%, 11/1/47	132	127
Pool #ZA5642,
4.00%, 9/1/48	114	111
Pool #ZA5950,
4.50%, 11/1/48	336	334
Pool #ZI6135,
5.00%, 9/1/34	233	237
Pool #ZI6854,
4.50%, 12/1/37	38	38
Pool #ZI7645,
5.00%, 6/1/38	53	54
Pool #ZI8519,
4.50%, 2/1/39	12	12
Pool #ZI9349,
4.50%, 10/1/39	192	193
Pool #ZI9657,
4.50%, 1/1/40	256	256
Pool #ZI9939,
4.50%, 4/1/40	71	71
Pool #ZJ0631,
4.50%, 10/1/40	84	84
Pool #ZJ1046,
4.00%, 1/1/41	130	128
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #ZJ1052,
4.00%, 1/1/41	$114	$111
Pool #ZJ1228,
4.00%, 2/1/41	164	161
Pool #ZJ1359,
4.50%, 3/1/41	84	85
Pool #ZK5468,
2.00%, 5/1/28	106	104
Pool #ZL1714,
4.50%, 7/1/41	122	122
Pool #ZL1806,
4.50%, 8/1/41	326	329
Pool #ZL1922,
4.00%, 9/1/41	37	37
Pool #ZL2350,
3.50%, 11/1/41	58	56
Pool #ZL3211,
3.50%, 6/1/42	240	230
Pool #ZL3551,
3.50%, 8/1/42	345	331
Pool #ZL4709,
3.00%, 1/1/43	254	235
Pool #ZL5074,
3.00%, 2/1/43	112	104
Pool #ZL5915,
3.50%, 5/1/43	515	492
Pool #ZL5927,
3.00%, 5/1/43	143	132
Pool #ZL6381,
3.00%, 6/1/43	247	229
Pool #ZL6467,
3.00%, 7/1/43	191	177
Pool #ZL6920,
3.50%, 8/1/43	70	67
Pool #ZL7780,
4.00%, 2/1/44	188	184
Pool #ZL8709,
4.00%, 11/1/44	54	52
Pool #ZM0489,
4.00%, 11/1/45	139	135
Pool #ZM0617,
3.50%, 12/1/45	180	171
FIXED INCOME FUNDS 71 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #ZM1194,
3.00%, 6/1/46	$217	$198
Pool #ZM1933,
3.00%, 10/1/46	248	226
Pool #ZM2167,
3.00%, 11/1/46	403	366
Pool #ZM2286,
3.50%, 12/1/46	651	616
Pool #ZM3525,
3.50%, 6/1/47	97	92
Pool #ZM4305,
3.50%, 9/1/47	347	327
Pool #ZM4711,
4.00%, 11/1/47	553	537
Pool #ZM4736,
3.50%, 11/1/47	134	126
Pool #ZM4908,
3.50%, 11/1/47	254	240
Pool #ZM5133,
3.50%, 12/1/47	113	106
Pool #ZM5397,
3.50%, 1/1/48	186	175
Pool #ZM5659,
3.50%, 2/1/48	210	197
Pool #ZM5917,
4.00%, 3/1/48	151	146
Pool #ZM6682,
4.50%, 5/1/48	100	99
Pool #ZM7370,
4.00%, 7/1/48	99	96
Pool #ZM7378,
5.00%, 7/1/48	120	122
Pool #ZM7849,
4.00%, 8/1/48	47	45
Pool #ZM8045,
4.00%, 9/1/48	139	134
Pool #ZM8575,
4.50%, 10/1/48	66	66
Pool #ZN1506,
3.50%, 11/1/48	516	486
Pool #ZN3447,
3.50%, 2/1/49	111	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #ZS0932,
4.50%, 8/1/34	$6	$6
Pool #ZS1567,
5.00%, 8/1/37	8	8
Pool #ZS2391,
5.00%, 9/1/38	17	17
Pool #ZS2499,
5.00%, 3/1/38	36	37
Pool #ZS2533,
4.50%, 2/1/39	40	41
Pool #ZS2827,
4.50%, 11/1/39	102	103
Pool #ZS3554,
3.50%, 7/1/42	156	150
Pool #ZS3596,
4.00%, 6/1/42	398	389
Pool #ZS4078,
3.50%, 1/1/45	223	213
Pool #ZS4127,
4.50%, 7/1/44	94	94
Pool #ZS4472,
3.50%, 2/1/42	153	148
Pool #ZS4536,
3.50%, 10/1/43	227	217
Pool #ZS4584,
3.00%, 9/1/44	87	81
Pool #ZS4600,
4.00%, 1/1/45	236	229
Pool #ZS4607,
3.50%, 3/1/45	301	287
Pool #ZS4617,
3.00%, 6/1/45	156	142
Pool #ZS4618,
3.50%, 6/1/45	243	231
Pool #ZS4621,
3.00%, 7/1/45	376	344
Pool #ZS4627,
4.00%, 8/1/45	81	78
Pool #ZS4629,
3.00%, 9/1/45	478	438
Pool #ZS4630,
3.50%, 9/1/45	164	156
NORTHERN FUNDS QUARTERLY REPORT  72 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #ZS4634,
4.00%, 10/1/45	$97	$94
Pool #ZS4639,
4.00%, 11/1/45	99	96
Pool #ZS4642,
3.50%, 12/1/45	338	321
Pool #ZS4655,
3.50%, 3/1/46	166	157
Pool #ZS4667,
3.00%, 6/1/46	240	218
Pool #ZS4671,
3.00%, 8/1/46	542	494
Pool #ZS4677,
3.00%, 9/1/46	150	137
Pool #ZS4703,
3.00%, 2/1/47	158	144
Pool #ZS4722,
3.50%, 6/1/47	148	140
Pool #ZS4730,
3.50%, 8/1/47	56	53
Pool #ZS4740,
4.00%, 10/1/47	269	260
Pool #ZS4743,
3.50%, 11/1/47	370	348
Pool #ZS4745,
4.50%, 11/1/47	247	245
Pool #ZS4747,
3.50%, 12/1/47	102	97
Pool #ZS4748,
4.00%, 12/1/47	277	268
Pool #ZS4749,
4.50%, 12/1/47	83	83
Pool #ZS4752,
4.00%, 1/1/48	221	214
Pool #ZS4759,
3.50%, 3/1/48	219	206
Pool #ZS4769,
4.00%, 5/1/48	115	112
Pool #ZS4773,
4.50%, 6/1/48	36	36
Pool #ZS4781,
4.50%, 7/1/48	89	89
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 6.8%continued
Pool #ZS4785,
4.00%, 8/1/48	$90	$87
Pool #ZS8023,
2.00%, 8/1/32	29	28
Pool #ZS8628,
2.00%, 11/1/31	48	46
Pool #ZS8639,
2.00%, 1/1/32	17	16
Pool #ZS9449,
3.50%, 8/1/45	243	231
Pool #ZS9495,
3.50%, 10/1/45	384	366
Pool #ZS9580,
3.50%, 12/1/45	353	336
Pool #ZS9805,
3.00%, 9/1/46	375	341
Pool #ZS9827,
3.00%, 10/1/46	332	304
Pool #ZT0495,
4.50%, 8/1/48	37	37
Pool #ZT0524,
4.50%, 9/1/48	201	200
Pool #ZT0712,
4.00%, 10/1/48	128	123
Pool #ZT0787,
4.00%, 10/1/48	117	114
Pool #ZT1702,
4.00%, 1/1/49	220	213
Pool #ZT2091,
3.00%, 6/1/34	46	44
		172,182
Freddie Mac Gold – 0.1%
Pool #A16753,
5.00%, 11/1/33	20	20
Pool #A17665,
5.00%, 1/1/34	18	18
Pool #A27950,
5.50%, 11/1/34	45	46
Pool #A31136,
5.50%, 1/1/35	71	72
Pool #A39306,
5.50%, 11/1/35	18	18
FIXED INCOME FUNDS 73 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #A46224,
5.00%, 7/1/35	$5	$5
Pool #A48104,
5.00%, 1/1/36	19	20
Pool #A57604,
5.00%, 3/1/37	18	18
Pool #A58718,
5.50%, 3/1/37	4	4
Pool #A59081,
5.50%, 4/1/37	21	22
Pool #A61560,
5.50%, 10/1/36	52	55
Pool #A64474,
5.50%, 9/1/37	6	6
Pool #A67116,
7.00%, 10/1/37	12	12
Pool #A68761,
5.50%, 9/1/37	92	95
Pool #A69303,
6.00%, 11/1/37	3	3
Pool #A73778,
5.00%, 2/1/38	28	29
Pool #A74134,
7.00%, 2/1/38	15	16
Pool #A83008,
5.50%, 11/1/38	77	80
Pool #A91541,
5.00%, 3/1/40	56	58
Pool #C91009,
5.00%, 11/1/26	1	1
Pool #C91247,
5.00%, 4/1/29	13	13
Pool #C91370,
4.50%, 5/1/31	36	36
Pool #C91826,
3.00%, 5/1/35	60	57
Pool #C91858,
3.00%, 12/1/35	62	59
Pool #C91879,
3.00%, 6/1/36	75	72
Pool #C91908,
3.00%, 1/1/37	37	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #D97564,
5.00%, 1/1/28	$28	$28
Pool #D99094,
3.00%, 3/1/32	46	45
Pool #E04044,
3.50%, 8/1/27	30	30
Pool #G02064,
5.00%, 2/1/36	29	30
Pool #G02069,
5.50%, 3/1/36	4	5
Pool #G02386,
6.00%, 11/1/36	42	45
Pool #G02391,
6.00%, 11/1/36	1	2
Pool #G02540,
5.00%, 11/1/34	15	15
Pool #G02649,
6.00%, 1/1/37	2	2
Pool #G02789,
6.00%, 4/1/37	224	238
Pool #G02911,
6.00%, 4/1/37	4	4
Pool #G02973,
6.00%, 6/1/37	6	7
Pool #G03121,
5.00%, 6/1/36	28	28
Pool #G03134,
5.50%, 8/1/36	12	13
Pool #G03218,
6.00%, 9/1/37	4	4
Pool #G03351,
6.00%, 9/1/37	12	13
Pool #G03513,
6.00%, 11/1/37	15	16
Pool #G03600,
7.00%, 11/1/37	7	7
Pool #G03737,
6.50%, 11/1/37	85	91
Pool #G03992,
6.00%, 3/1/38	10	11
Pool #G04287,
5.00%, 5/1/38	18	18
NORTHERN FUNDS QUARTERLY REPORT  74 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #G04459,
5.50%, 6/1/38	$24	$25
Pool #G04611,
6.00%, 7/1/38	40	42
Pool #G04650,
6.50%, 9/1/38	20	21
Pool #G05733,
5.00%, 11/1/39	76	78
Pool #G05969,
5.00%, 8/1/40	35	36
Pool #G06767,
5.00%, 10/1/41	164	169
Pool #G06947,
6.00%, 5/1/40	54	57
Pool #G08189,
7.00%, 3/1/37	11	11
Pool #G08192,
5.50%, 4/1/37	11	12
Pool #G08341,
5.00%, 4/1/39	194	200
Pool #G14554,
4.50%, 7/1/26(11)	—	—
Pool #G14891,
3.00%, 10/1/28	29	29
Pool #G15134,
3.00%, 5/1/29	26	26
Pool #G16774,
3.50%, 2/1/34	65	64
Pool #G18438,
2.50%, 6/1/27	20	20
Pool #G18571,
2.50%, 10/1/30	70	68
Pool #G18664,
3.50%, 10/1/32	59	59
Pool #G30327,
4.50%, 1/1/27	1	1
Pool #G67713,
4.00%, 6/1/48	431	418
Pool #J14808,
3.50%, 3/1/26	3	3
Pool #J16932,
3.00%, 10/1/26	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #J17055,
3.00%, 11/1/26	$8	$8
Pool #J17232,
3.00%, 11/1/26	7	7
Pool #J20834,
2.50%, 10/1/27	36	36
Pool #J22069,
2.50%, 1/1/28	11	10
Pool #K90641,
3.50%, 6/1/33	18	18
Pool #V60886,
2.50%, 8/1/30	45	43
Pool #V60902,
2.50%, 8/1/30	36	35
Pool #V61347,
2.50%, 10/1/31	164	159
		3,184
Government National Mortgage Association I – 0.1%
Pool #510835,
5.50%, 2/15/35	6	6
Pool #553463,
3.50%, 1/15/42	210	196
Pool #597889,
5.50%, 6/15/33	48	48
Pool #614169,
5.00%, 7/15/33	10	10
Pool #616879,
3.50%, 2/15/42	149	140
Pool #617739,
6.00%, 10/15/37	3	3
Pool #634431,
6.00%, 9/15/34	8	8
Pool #641416,
5.50%, 4/15/35	37	37
Pool #646341,
6.00%, 11/15/36	5	5
Pool #648538,
5.00%, 12/15/35	41	42
Pool #651753,
5.50%, 3/15/36	3	3
Pool #670030,
3.00%, 7/15/45	139	125
FIXED INCOME FUNDS 75 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association I – 0.1%continued
Pool #675211,
6.50%, 3/15/38	$3	$4
Pool #675484,
5.50%, 6/15/38	10	10
Pool #676360,
6.50%, 10/15/37	1	1
Pool #682899,
6.00%, 9/15/40	46	48
Pool #687824,
5.50%, 8/15/38	32	34
Pool #687900,
5.00%, 9/15/38	47	48
Pool #687901,
5.00%, 9/15/38	14	15
Pool #692309,
6.00%, 1/15/39	13	14
Pool #697645,
5.50%, 10/15/38	14	15
Pool #698236,
5.00%, 6/15/39	81	83
Pool #698336,
4.50%, 5/15/39	82	82
Pool #699277,
6.00%, 9/15/38	2	2
Pool #700918,
5.50%, 11/15/38	14	15
Pool #700972,
5.50%, 11/15/38	8	8
Pool #703677,
5.50%, 6/15/39	56	58
Pool #704185,
5.50%, 1/15/39	10	10
Pool #704514,
4.50%, 5/15/39	173	173
Pool #717175,
4.50%, 6/15/39	87	87
Pool #719262,
5.00%, 8/15/40	53	54
Pool #720202,
4.50%, 7/15/39	67	67
Pool #723231,
4.00%, 10/15/39	68	66
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association I – 0.1%continued
Pool #723339,
5.00%, 9/15/39	$38	$38
Pool #728629,
4.50%, 1/15/40	116	117
Pool #736768,
3.00%, 11/15/42	373	344
Pool #737286,
4.50%, 5/15/40	88	88
Pool #738134,
3.50%, 4/15/26	1	1
Pool #738247,
4.50%, 4/15/41	45	45
Pool #747643,
4.50%, 8/15/40	122	122
Pool #768800,
4.50%, 6/15/41	22	22
Pool #773939,
4.00%, 11/15/41	160	154
Pool #778957,
3.50%, 3/15/42	194	182
Pool #782131,
5.50%, 12/15/36	11	12
Pool #782150,
5.50%, 4/15/37	16	16
Pool #782259,
5.00%, 2/15/36	30	31
Pool #782272,
5.50%, 2/15/38	29	30
Pool #782498,
6.00%, 12/15/38	13	14
Pool #782584,
5.00%, 3/15/39	19	20
Pool #782696,
5.00%, 6/15/39	78	80
Pool #782831,
6.00%, 12/15/39	10	11
Pool #783176,
4.00%, 11/15/40	221	214
Pool #783740,
2.50%, 12/15/27	9	9
Pool #AA5391,
3.50%, 6/15/42	12	12
NORTHERN FUNDS QUARTERLY REPORT  76 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association I – 0.1%continued
Pool #AA6089,
3.00%, 2/15/43	$149	$137
Pool #AB2761,
3.50%, 8/15/42	39	37
Pool #AB2891,
3.00%, 9/15/42	55	51
Pool #AD8781,
3.00%, 3/15/43	131	121
Pool #AD9016,
3.00%, 4/15/43	106	97
Pool #AL1763,
3.50%, 1/15/45	54	50
		3,572
Government National Mortgage Association II – 5.2%
Pool #3570,
6.00%, 6/20/34	13	14
Pool #3665,
5.50%, 1/20/35	34	36
Pool #3852,
6.00%, 5/20/36	6	7
Pool #3879,
6.00%, 7/20/36	17	18
Pool #3910,
6.00%, 10/20/36	9	10
Pool #3994,
5.00%, 6/20/37	6	7
Pool #4018,
6.50%, 8/20/37	24	26
Pool #4026,
5.00%, 9/20/37	8	8
Pool #4027,
5.50%, 9/20/37	4	4
Pool #4040,
6.50%, 10/20/37	5	6
Pool #4098,
5.50%, 3/20/38	29	30
Pool #4116,
6.50%, 4/20/38	12	12
Pool #4170,
6.00%, 6/20/38	22	24
Pool #4194,
5.50%, 7/20/38	52	53
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #4243,
5.00%, 9/20/38	$12	$13
Pool #4244,
5.50%, 9/20/38	15	16
Pool #4245,
6.00%, 9/20/38	8	9
Pool #4269,
6.50%, 10/20/38	11	12
Pool #4290,
5.50%, 11/20/38	10	10
Pool #4344,
6.00%, 1/20/39	18	19
Pool #4345,
6.50%, 1/20/39	12	13
Pool #4425,
5.50%, 4/20/39	29	30
Pool #4559,
5.00%, 10/20/39	63	65
Pool #4561,
6.00%, 10/20/39	35	37
Pool #4617,
4.50%, 1/20/40	18	19
Pool #4619,
5.50%, 1/20/40	69	71
Pool #4713,
4.50%, 6/20/40	53	54
Pool #4747,
5.00%, 7/20/40	48	49
Pool #4923,
4.50%, 1/20/41	49	49
Pool #5050,
4.00%, 5/20/26	1	1
Pool #5081,
4.00%, 6/20/41	81	79
Pool #5082,
4.50%, 6/20/41	80	80
Pool #5114,
4.00%, 7/20/41	298	289
Pool #5141,
5.00%, 8/20/41	46	47
Pool #5175,
4.50%, 9/20/41	47	48
FIXED INCOME FUNDS 77 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #5202,
3.50%, 10/20/41	$126	$119
Pool #5203,
4.00%, 10/20/41	74	72
Pool #5232,
3.50%, 11/20/41	234	222
Pool #5264,
5.50%, 12/20/41	5	5
Pool #5280,
4.00%, 1/20/42	87	84
Pool #5304,
3.50%, 2/20/42	88	83
Pool #5317,
5.50%, 2/20/42	39	41
Pool #5331,
3.50%, 3/20/42	139	131
Pool #737602,
4.00%, 11/20/40	109	105
Pool #752757,
4.50%, 11/20/40	153	151
Pool #755677,
4.00%, 12/20/40	63	61
Pool #782433,
6.00%, 10/20/38	32	34
Pool #784345,
3.50%, 7/20/47	297	281
Pool #AA5970,
3.00%, 1/20/43	412	381
Pool #AA6160,
3.50%, 3/20/43	120	112
Pool #AA6243,
3.50%, 4/20/43	41	38
Pool #AF5097,
4.00%, 8/20/43	353	339
Pool #AJ0645,
3.50%, 7/20/44	89	82
Pool #AJ3643,
4.00%, 10/20/44	241	232
Pool #AO7682,
4.00%, 8/20/45	247	237
Pool #BE9902,
4.50%, 6/20/48	43	43
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA0022,
3.50%, 4/20/42	$136	$129
Pool #MA0088,
3.50%, 5/20/42	313	296
Pool #MA0220,
3.50%, 7/20/42	162	153
Pool #MA0318,
3.50%, 8/20/42	303	287
Pool #MA0321,
5.00%, 8/20/42	62	64
Pool #MA0391,
3.00%, 9/20/42	702	652
Pool #MA0392,
3.50%, 9/20/42	135	128
Pool #MA0698,
3.00%, 1/20/43	164	152
Pool #MA0826,
3.00%, 3/20/28	12	12
Pool #MA0850,
2.50%, 3/20/43	68	61
Pool #MA0851,
3.00%, 3/20/43	238	221
Pool #MA0934,
3.50%, 4/20/43	94	89
Pool #MA1011,
3.00%, 5/20/43	278	257
Pool #MA1012,
3.50%, 5/20/43	254	240
Pool #MA1089,
3.00%, 6/20/43	294	272
Pool #MA1224,
3.50%, 8/20/43	206	192
Pool #MA1285,
3.50%, 9/20/43	122	115
Pool #MA1839,
4.00%, 4/20/44	61	59
Pool #MA1920,
4.00%, 5/20/44	65	63
Pool #MA2224,
4.00%, 9/20/44	370	358
Pool #MA2444,
3.00%, 12/20/44	43	40
NORTHERN FUNDS QUARTERLY REPORT  78 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA2521,
3.50%, 1/20/45	$182	$170
Pool #MA2522,
4.00%, 1/20/45	79	76
Pool #MA2677,
3.00%, 3/20/45	88	80
Pool #MA2753,
3.00%, 4/20/45	241	221
Pool #MA2754,
3.50%, 4/20/45	98	91
Pool #MA2891,
3.00%, 6/20/45	269	246
Pool #MA2892,
3.50%, 6/20/45	92	86
Pool #MA2960,
3.00%, 7/20/45	221	202
Pool #MA3034,
3.50%, 8/20/45	271	252
Pool #MA3104,
3.00%, 9/20/45	320	292
Pool #MA3106,
4.00%, 9/20/45	233	225
Pool #MA3172,
3.00%, 10/20/45	59	54
Pool #MA3174,
4.00%, 10/20/45	130	126
Pool #MA3244,
3.50%, 11/20/45	207	193
Pool #MA3245,
4.00%, 11/20/45	473	457
Pool #MA3310,
3.50%, 12/20/45	770	718
Pool #MA3378,
4.50%, 1/20/46	299	298
Pool #MA3521,
3.50%, 3/20/46	381	355
Pool #MA3522,
4.00%, 3/20/46	109	105
Pool #MA3596,
3.00%, 4/20/46	218	199
Pool #MA3597,
3.50%, 4/20/46	387	361
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA3662,
3.00%, 5/20/46	$363	$332
Pool #MA3663,
3.50%, 5/20/46	228	213
Pool #MA3664,
4.00%, 5/20/46	105	102
Pool #MA3735,
3.00%, 6/20/46	436	397
Pool #MA3736,
3.50%, 6/20/46	297	277
Pool #MA3778,
3.00%, 7/20/31	35	34
Pool #MA3802,
3.00%, 7/20/46	516	471
Pool #MA3873,
3.00%, 8/20/46	199	181
Pool #MA3874,
3.50%, 8/20/46	207	193
Pool #MA3936,
3.00%, 9/20/46	452	414
Pool #MA4002,
2.50%, 10/20/46	35	31
Pool #MA4003,
3.00%, 10/20/46	303	276
Pool #MA4067,
2.50%, 11/20/46	279	247
Pool #MA4125,
2.50%, 12/20/46	19	17
Pool #MA4196,
3.50%, 1/20/47	313	291
Pool #MA4322,
4.00%, 3/20/47	120	116
Pool #MA4382,
3.50%, 4/20/47	98	92
Pool #MA4509,
3.00%, 6/20/47	477	435
Pool #MA4512,
4.50%, 6/20/47	174	173
Pool #MA4624,
3.00%, 8/20/32	31	30
Pool #MA4652,
3.50%, 8/20/47	409	381
FIXED INCOME FUNDS 79 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA4718,
3.00%, 9/20/47	$237	$216
Pool #MA4778,
3.50%, 10/20/47	397	369
Pool #MA4838,
4.00%, 11/20/47	55	53
Pool #MA4900,
3.50%, 12/20/47	400	373
Pool #MA4962,
3.50%, 1/20/48	369	343
Pool #MA4963,
4.00%, 1/20/48	135	130
Pool #MA5021,
4.50%, 2/20/48	177	176
Pool #MA5077,
3.50%, 3/20/48	426	396
Pool #MA5137,
4.00%, 4/20/48	57	55
Pool #MA5191,
3.50%, 5/20/48	253	235
Pool #MA5264,
4.00%, 6/20/48	144	138
Pool #MA5265,
4.50%, 6/20/48	144	143
Pool #MA5266,
5.00%, 6/20/48	183	186
Pool #MA5330,
4.00%, 7/20/48	191	183
Pool #MA5331,
4.50%, 7/20/48	288	286
Pool #MA5398,
4.00%, 8/20/48	135	130
Pool #MA5399,
4.50%, 8/20/48	143	142
Pool #MA5466,
4.00%, 9/20/48	327	315
Pool #MA5467,
4.50%, 9/20/48	168	167
Pool #MA5528,
4.00%, 10/20/48	188	181
Pool #MA5529,
4.50%, 10/20/48	164	163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA5595,
4.00%, 11/20/48	$66	$63
Pool #MA5653,
5.00%, 12/20/48	209	212
Pool #MA5818,
4.50%, 3/20/49	167	165
Pool #MA5931,
4.00%, 5/20/49	339	325
Pool #MA5985,
3.50%, 6/20/49	355	328
Pool #MA6040,
4.00%, 7/20/49	402	385
Pool #MA6218,
3.00%, 10/20/49	596	539
Pool #MA6310,
3.00%, 12/20/34	28	27
Pool #MA6337,
2.50%, 12/20/49	128	111
Pool #MA6338,
3.00%, 12/20/49	1,356	1,225
Pool #MA6339,
3.50%, 12/20/49	685	630
Pool #MA6408,
2.50%, 1/20/50	338	294
Pool #MA6409,
3.00%, 1/20/50	390	352
Pool #MA6410,
3.50%, 1/20/50	688	635
Pool #MA6654,
2.00%, 5/20/50	998	832
Pool #MA6655,
2.50%, 5/20/50	279	242
Pool #MA6709,
2.50%, 6/20/50	1,300	1,126
Pool #MA6765,
2.50%, 7/20/50	1,497	1,297
Pool #MA6819,
2.50%, 8/20/50	830	719
Pool #MA6820,
3.00%, 8/20/50	640	578
Pool #MA6865,
2.50%, 9/20/50	649	562
NORTHERN FUNDS QUARTERLY REPORT  80 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA6866,
3.00%, 9/20/50	$3,063	$2,767
Pool #MA6930,
2.00%, 10/20/50	998	828
Pool #MA6994,
2.00%, 11/20/50	1,307	1,084
Pool #MA6995,
2.50%, 11/20/50	1,035	895
Pool #MA7051,
2.00%, 12/20/50	870	722
Pool #MA7052,
2.50%, 12/20/50	1,184	1,024
Pool #MA7135,
2.00%, 1/20/51	2,356	1,955
Pool #MA7136,
2.50%, 1/20/51	1,364	1,180
Pool #MA7164,
2.00%, 2/20/36	249	235
Pool #MA7192,
2.00%, 2/20/51	2,756	2,287
Pool #MA7254,
2.00%, 3/20/51	3,047	2,529
Pool #MA7312,
2.50%, 4/20/51	1,161	1,004
Pool #MA7366,
2.00%, 5/20/51	703	584
Pool #MA7367,
2.50%, 5/20/51	1,800	1,557
Pool #MA7417,
2.00%, 6/20/51	2,786	2,312
Pool #MA7418,
2.50%, 6/20/51	1,255	1,085
Pool #MA7471,
2.00%, 7/20/51	2,535	2,103
Pool #MA7472,
2.50%, 7/20/51	1,949	1,686
Pool #MA7534,
2.50%, 8/20/51	1,724	1,491
Pool #MA7535,
3.00%, 8/20/51	808	728
Pool #MA7588,
2.00%, 9/20/51	1,383	1,148
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA7589,
2.50%, 9/20/51	$2,025	$1,752
Pool #MA7590,
3.00%, 9/20/51	874	788
Pool #MA7647,
1.50%, 10/20/51	365	288
Pool #MA7649,
2.50%, 10/20/51	1,315	1,137
Pool #MA7704,
2.00%, 11/20/51	1,430	1,187
Pool #MA7705,
2.50%, 11/20/51	1,399	1,210
Pool #MA7880,
2.00%, 2/20/52	1,492	1,238
Pool #MA7881,
2.50%, 2/20/52	1,092	944
Pool #MA7936,
2.50%, 3/20/52	726	628
Pool #MA7988,
3.00%, 4/20/52	1,470	1,326
Pool #MA7989,
3.50%, 4/20/52	447	411
Pool #MA8148,
3.00%, 7/20/52	512	461
Pool #MA8151,
4.50%, 7/20/52	1,499	1,474
Pool #MA8199,
3.50%, 8/20/52	826	758
Pool #MA8201,
4.50%, 8/20/52	600	590
Pool #MA8266,
3.50%, 9/20/52	775	716
Pool #MA8267,
4.00%, 9/20/52	1,560	1,487
Pool #MA8268,
4.50%, 9/20/52	760	747
Pool #MA8429,
5.50%, 11/20/52	205	209
Pool #MA8430,
6.00%, 11/20/52	52	53
Pool #MA8489,
4.50%, 12/20/52	1,584	1,556
FIXED INCOME FUNDS 81 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA8490,
5.00%, 12/20/52	$1,511	$1,515
Pool #MA8491,
5.50%, 12/20/52	1,311	1,336
Pool #MA8492,
6.00%, 12/20/52	990	1,017
Pool #MA8569,
5.00%, 1/20/53	1,490	1,493
Pool #MA8723,
4.00%, 3/20/53	1,515	1,444
Pool #MA8945,
4.00%, 6/20/53	254	242
Pool #MA8947,
5.00%, 6/20/53	821	824
Pool #MA8948,
5.50%, 6/20/53	735	747
Pool #MA8949,
6.00%, 6/20/53	1,435	1,471
Pool #MA8950,
6.50%, 6/20/53	597	620
Pool #MA9015,
4.50%, 7/20/53	859	843
Pool #MA9016,
5.00%, 7/20/53	1,993	1,998
Pool #MA9017,
5.50%, 7/20/53	1,182	1,202
Pool #MA9106,
5.50%, 8/20/53	740	752
Pool #MA9107,
6.00%, 8/20/53	287	295
Pool #MA9240,
5.00%, 10/20/53	704	707
Pool #MA9241,
5.50%, 10/20/53	599	609
Pool #MA9242,
6.00%, 10/20/53	598	610
Pool #MA9243,
6.50%, 10/20/53	219	227
Pool #MA9244,
7.00%, 10/20/53	163	169
Pool #MA9305,
5.50%, 11/20/53	1,002	1,017
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MA9306,
6.00%, 11/20/53	$419	$428
Pool #MA9307,
6.50%, 11/20/53	225	233
Pool #MA9366,
7.50%, 12/20/53	41	43
Pool #MA9424,
6.00%, 1/20/54	275	282
Pool #MA9425,
6.50%, 1/20/54	497	515
Pool #MA9426,
7.00%, 1/20/54	233	241
Pool #MA9541,
5.50%, 3/20/54	1,914	1,936
Pool #MA9604,
5.00%, 4/20/54	355	356
Pool #MA9605,
5.50%, 4/20/54	2,161	2,191
Pool #MA9606,
6.00%, 4/20/54	492	502
Pool #MA9669,
6.00%, 5/20/54	1,195	1,221
Pool #MA9670,
6.50%, 5/20/54	701	726
Pool #MA9906,
5.50%, 9/20/54	1,062	1,074
Pool #MA9907,
6.00%, 9/20/54	1,337	1,364
Pool #MA9908,
6.50%, 9/20/54	576	596
Pool #MB0025,
5.00%, 11/20/54	1,971	1,969
Pool #MB0090,
4.50%, 12/20/54	1,340	1,308
Pool #MB0091,
5.00%, 12/20/54	2,357	2,356
Pool #MB0092,
5.50%, 12/20/54	865	875
Pool #MB0310,
6.50%, 4/20/55	854	883
Pool #MB0555,
5.00%, 8/20/55	2,579	2,577
NORTHERN FUNDS QUARTERLY REPORT  82 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.2%continued
Pool #MB0556,
5.50%, 8/20/55	$2,968	$3,000
Pool #MB0557,
6.00%, 8/20/55	1,975	2,017
Pool #MB0686,
5.50%, 10/20/55	2,588	2,615
Pool #MB0687,
6.00%, 10/20/55	1,989	2,029
		131,134
Tennessee Valley Authority – 0.0%
5.25%, 9/15/39	1,050	1,112
Total U.S. Government Agencies
(Cost $697,810)		647,885

U.S. GOVERNMENT OBLIGATIONS – 45.2%
U.S. Treasury Bonds – 9.8%
6.63%, 2/15/27†	5,000	5,180
4.50%, 2/15/36	700	725
4.75%, 2/15/37	500	525
5.00%, 5/15/37	500	536
4.38%, 2/15/38	600	607
4.50%, 5/15/38	600	613
3.50%, 2/15/39	700	640
4.25%, 5/15/39	1,000	983
4.50%, 8/15/39	1,000	1,005
4.38%, 11/15/39	1,000	990
4.63%, 2/15/40	1,200	1,217
1.13%, 5/15/40	3,500	2,229
4.38%, 5/15/40	1,100	1,085
1.13%, 8/15/40	3,500	2,207
3.88%, 8/15/40	1,000	929
1.38%, 11/15/40	4,000	2,606
4.25%, 11/15/40	1,000	968
1.88%, 2/15/41	5,000	3,506
4.75%, 2/15/41	1,175	1,200
2.25%, 5/15/41	3,750	2,768
4.38%, 5/15/41	2,000	1,955
1.75%, 8/15/41	5,500	3,726
3.75%, 8/15/41	4,000	3,618
2.00%, 11/15/41	5,000	3,503
3.13%, 11/15/41	1,000	830
2.38%, 2/15/42	4,000	2,956
3.13%, 2/15/42	1,000	826
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.2%continued
U.S. Treasury Bonds – 9.8%continued
3.00%, 5/15/42	$1,000	$808
3.25%, 5/15/42	3,500	2,930
2.75%, 8/15/42	1,500	1,162
3.38%, 8/15/42	3,000	2,544
2.75%, 11/15/42	2,000	1,543
4.00%, 11/15/42	3,500	3,220
3.13%, 2/15/43	1,500	1,218
3.88%, 2/15/43	3,000	2,709
2.88%, 5/15/43	2,500	1,948
3.88%, 5/15/43	3,000	2,701
3.63%, 8/15/43	2,000	1,733
4.38%, 8/15/43	3,300	3,163
3.75%, 11/15/43	2,000	1,759
4.75%, 11/15/43	3,500	3,513
3.63%, 2/15/44	2,000	1,723
4.50%, 2/15/44	3,500	3,398
3.38%, 5/15/44	1,600	1,325
4.63%, 5/15/44	2,750	2,710
3.13%, 8/15/44	2,000	1,589
4.13%, 8/15/44	3,000	2,763
3.00%, 11/15/44	2,000	1,553
4.63%, 11/15/44	3,500	3,442
2.50%, 2/15/45	2,500	1,778
4.75%, 2/15/45	3,300	3,295
3.00%, 5/15/45	1,500	1,159
5.00%, 5/15/45	3,500	3,606
2.88%, 8/15/45	1,500	1,130
4.88%, 8/15/45	3,000	3,040
3.00%, 11/15/45	1,000	767
4.63%, 11/15/45	2,400	2,354
2.50%, 2/15/46	2,000	1,399
2.50%, 5/15/46	2,000	1,393
2.25%, 8/15/46	3,000	1,983
2.88%, 11/15/46	1,500	1,112
3.00%, 2/15/47	2,000	1,512
3.00%, 5/15/47	2,000	1,508
2.75%, 8/15/47	2,500	1,794
2.75%, 11/15/47	2,500	1,789
3.00%, 2/15/48	3,000	2,242
3.13%, 5/15/48	3,000	2,288
3.00%, 8/15/48	3,500	2,603
3.38%, 11/15/48	3,500	2,781
3.00%, 2/15/49	4,000	2,959
FIXED INCOME FUNDS 83 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.2%continued
U.S. Treasury Bonds – 9.8%continued
2.88%, 5/15/49	$4,500	$3,242
2.25%, 8/15/49	3,500	2,205
2.38%, 11/15/49	3,500	2,258
2.00%, 2/15/50	4,500	2,650
1.25%, 5/15/50	5,000	2,406
1.38%, 8/15/50	5,500	2,718
1.63%, 11/15/50	6,000	3,166
1.88%, 2/15/51	6,000	3,370
2.38%, 5/15/51	6,000	3,799
2.00%, 8/15/51	6,000	3,454
1.88%, 11/15/51	5,700	3,166
2.25%, 2/15/52	5,500	3,353
2.88%, 5/15/52	5,500	3,861
3.00%, 8/15/52	5,000	3,598
4.00%, 11/15/52	5,000	4,355
3.63%, 2/15/53	4,500	3,660
3.63%, 5/15/53	4,500	3,657
4.13%, 8/15/53	4,900	4,357
4.75%, 11/15/53	5,900	5,817
4.25%, 2/15/54	5,500	4,994
4.63%, 5/15/54	5,350	5,175
4.25%, 8/15/54	5,400	4,904
4.50%, 11/15/54	6,000	5,684
4.63%, 2/15/55	6,000	5,805
4.75%, 5/15/55	6,000	5,922
4.75%, 8/15/55	8,000	7,900
4.63%, 11/15/55	3,500	3,387
		248,742
U.S. Treasury Notes – 35.4%
4.00%, 1/15/27	5,000	5,024
1.50%, 1/31/27	10,000	9,787
4.13%, 1/31/27	5,000	5,031
2.25%, 2/15/27	5,000	4,931
1.13%, 2/28/27	5,000	4,865
1.88%, 2/28/27	5,000	4,908
4.13%, 2/28/27	5,000	5,034
4.25%, 3/15/27	5,000	5,043
2.50%, 3/31/27	5,000	4,938
3.88%, 3/31/27	5,000	5,022
4.50%, 4/15/27	5,000	5,062
2.75%, 4/30/27	5,000	4,952
3.75%, 4/30/27	5,000	5,016
2.38%, 5/15/27	5,000	4,925
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.2%continued
U.S. Treasury Notes – 35.4%continued
4.50%, 5/15/27	$5,000	$5,067
0.50%, 5/31/27	5,000	4,796
2.63%, 5/31/27	5,000	4,940
3.88%, 5/31/27	5,000	5,026
4.63%, 6/15/27	5,000	5,080
3.25%, 6/30/27	5,000	4,983
3.75%, 6/30/27	5,000	5,020
4.38%, 7/15/27	5,000	5,067
2.75%, 7/31/27	5,000	4,944
3.88%, 7/31/27	5,000	5,030
3.75%, 8/15/27	5,000	5,021
0.50%, 8/31/27	5,000	4,761
3.13%, 8/31/27	5,000	4,972
3.63%, 8/31/27	5,000	5,012
3.38%, 9/15/27	5,000	4,991
0.38%, 9/30/27	5,000	4,740
3.50%, 9/30/27	5,000	5,002
4.13%, 9/30/27	5,000	5,054
3.88%, 10/15/27	5,000	5,034
3.50%, 10/31/27	5,000	5,002
4.13%, 10/31/27	5,000	5,056
2.25%, 11/15/27	5,000	4,890
0.63%, 11/30/27	5,000	4,739
3.38%, 11/30/27	1,500	1,497
4.00%, 12/15/27	5,000	5,049
0.63%, 12/31/27	5,000	4,727
3.38%, 12/31/27	5,000	4,991
3.88%, 12/31/27	5,000	5,038
0.75%, 1/31/28	5,000	4,728
3.50%, 1/31/28	5,000	5,002
2.75%, 2/15/28	5,000	4,925
4.25%, 2/15/28	5,000	5,077
1.13%, 2/29/28	5,000	4,756
4.00%, 2/29/28	1,000	1,011
3.88%, 3/15/28	5,000	5,041
1.25%, 3/31/28	5,000	4,760
3.63%, 3/31/28	5,000	5,014
3.75%, 4/15/28	5,000	5,027
1.25%, 4/30/28	5,000	4,751
3.50%, 4/30/28	5,000	5,000
2.88%, 5/15/28	5,000	4,930
3.75%, 5/15/28	5,000	5,028
1.25%, 5/31/28	5,000	4,742
NORTHERN FUNDS QUARTERLY REPORT  84 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.2%continued
U.S. Treasury Notes – 35.4%continued
3.63%, 5/31/28	$5,000	$5,014
3.88%, 6/15/28	5,000	5,044
1.25%, 6/30/28	5,000	4,733
4.00%, 6/30/28	5,000	5,060
3.88%, 7/15/28	5,000	5,044
1.00%, 7/31/28	5,000	4,693
4.13%, 7/31/28	5,000	5,076
2.88%, 8/15/28	5,000	4,921
3.63%, 8/15/28	5,000	5,014
1.13%, 8/31/28	5,000	4,698
4.38%, 8/31/28	5,000	5,107
3.38%, 9/15/28	5,000	4,981
1.25%, 9/30/28	5,000	4,705
4.63%, 9/30/28	5,000	5,143
3.50%, 10/15/28	5,000	4,997
1.38%, 10/31/28	5,000	4,712
4.88%, 10/31/28	5,000	5,179
3.13%, 11/15/28	5,000	4,946
3.50%, 11/15/28	5,000	4,996
1.50%, 11/30/28	5,000	4,721
4.38%, 11/30/28	5,000	5,115
3.50%, 12/15/28	5,000	4,996
1.38%, 12/31/28	5,000	4,696
3.75%, 12/31/28	5,000	5,030
1.75%, 1/31/29	5,000	4,740
4.00%, 1/31/29	5,000	5,066
2.63%, 2/15/29	5,000	4,864
1.88%, 2/28/29	4,000	3,801
4.25%, 2/28/29	5,000	5,103
2.38%, 3/31/29	4,000	3,856
4.13%, 3/31/29	5,000	5,085
2.88%, 4/30/29	4,000	3,913
4.63%, 4/30/29	5,000	5,164
2.38%, 5/15/29	5,000	4,810
2.75%, 5/31/29	3,500	3,408
4.50%, 5/31/29	5,000	5,146
3.25%, 6/30/29	3,000	2,967
4.25%, 6/30/29	5,000	5,108
2.63%, 7/31/29	3,000	2,903
4.00%, 7/31/29	5,000	5,067
1.63%, 8/15/29	5,000	4,670
3.13%, 8/31/29	5,000	4,918
3.63%, 8/31/29	5,000	5,002
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.2%continued
U.S. Treasury Notes – 35.4%continued
3.50%, 9/30/29	$5,000	$4,980
3.88%, 9/30/29	5,000	5,046
4.00%, 10/31/29	3,000	3,041
4.13%, 10/31/29	5,000	5,089
1.75%, 11/15/29	3,500	3,271
3.88%, 11/30/29	5,000	5,045
4.13%, 11/30/29	5,000	5,090
4.38%, 12/31/29	5,000	5,137
3.50%, 1/31/30	5,000	4,975
4.25%, 1/31/30	5,000	5,115
1.50%, 2/15/30	5,000	4,596
4.00%, 2/28/30	9,000	9,121
4.00%, 3/31/30	5,000	5,067
3.50%, 4/30/30	5,000	4,968
3.88%, 4/30/30	5,000	5,043
0.63%, 5/15/30	5,000	4,391
3.75%, 5/31/30	5,000	5,016
4.00%, 5/31/30	5,000	5,068
3.88%, 6/30/30	5,000	5,042
3.88%, 7/31/30	5,000	5,041
0.63%, 8/15/30	10,000	8,709
3.63%, 8/31/30	5,000	4,987
3.63%, 9/30/30	5,000	4,985
4.63%, 9/30/30	5,000	5,200
3.63%, 10/31/30	10,000	9,967
0.88%, 11/15/30	5,000	4,375
3.50%, 11/30/30	5,000	4,954
4.38%, 11/30/30	5,000	5,149
3.75%, 12/31/30	5,000	5,007
4.00%, 1/31/31	5,000	5,063
1.13%, 2/15/31	10,000	8,814
4.25%, 2/28/31	5,000	5,120
4.13%, 3/31/31	5,000	5,090
4.63%, 4/30/31	5,000	5,210
1.63%, 5/15/31	10,000	8,969
4.63%, 5/31/31	5,000	5,210
4.25%, 6/30/31	5,000	5,119
4.13%, 7/31/31	5,000	5,087
1.25%, 8/15/31	8,500	7,415
3.75%, 8/31/31	5,000	4,989
3.63%, 9/30/31	5,000	4,956
1.38%, 11/15/31	10,000	8,722
4.50%, 12/31/31	5,000	5,181
FIXED INCOME FUNDS 85 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.2%continued
U.S. Treasury Notes – 35.4%continued
4.38%, 1/31/32	$5,000	$5,146
1.88%, 2/15/32	5,000	4,465
4.13%, 3/31/32	5,000	5,075
4.00%, 4/30/32	6,500	6,551
2.88%, 5/15/32	5,000	4,721
4.13%, 5/31/32	5,000	5,073
4.00%, 6/30/32	5,000	5,036
4.00%, 7/31/32	5,000	5,033
2.75%, 8/15/32	5,000	4,668
3.88%, 9/30/32	5,000	4,992
3.75%, 10/31/32	5,000	4,952
4.13%, 11/15/32	2,000	2,026
3.88%, 12/31/32	3,650	3,640
3.50%, 2/15/33	5,000	4,867
3.38%, 5/15/33	5,000	4,815
3.88%, 8/15/33	10,000	9,934
4.50%, 11/15/33	10,000	10,343
4.00%, 2/15/34	5,000	4,994
4.38%, 5/15/34	10,000	10,238
3.88%, 8/15/34	15,000	14,798
4.25%, 11/15/34	20,000	20,251
4.63%, 2/15/35	10,000	10,401
4.25%, 5/15/35	10,000	10,105
4.25%, 8/15/35	10,000	10,094
4.00%, 11/15/35	7,000	6,915
		901,624
Total U.S. Government Obligations
(Cost $1,191,229)		1,150,366

MUNICIPAL BONDS – 0.4%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	108
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
California – 0.1%continued
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	$150	$170
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,071
7.63%, 3/1/40	405	488
7.60%, 11/1/40	100	123
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	318
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	166
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	103
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	83
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(7)	500	415
		3,108
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	323
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	92	100
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	63	68
7.06%, 4/1/57	279	313
		481
NORTHERN FUNDS QUARTERLY REPORT  86 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	$263	$294
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	135	143
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	615	631
		1,068
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	250
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	104
		354
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	103
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	222
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	225
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	150
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	150
		525
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	$70	$82
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	202
5.72%, 6/15/42	250	251
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	102
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	256
New York State Dormitory Authority State Personal Income TRB, Build America Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	77
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	75	77
New York Taxable Sustainable G.O. Unlimited Bonds, Series E2,
5.39%, 10/1/55	400	387
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	373
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	213
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	233
		2,253
FIXED INCOME FUNDS 87 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
Ohio – 0.0%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	$200	$211
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	377
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	190
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	200	165
		943
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	193	197
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	106
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	167
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	203
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	137
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	215
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.4%continued
Texas – 0.1%continued
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	$187	$192
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	307
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	95
		1,316
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	300	175
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	82
Total Municipal Bonds
(Cost $11,311)		11,364

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.2%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(15) (16) (17)	20,482,385	$20,482
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(15) (16)	87,666,152	87,666
Total Investment Companies
(Cost $108,149)		108,148

Total Investments – 103.0%
(Cost $2,732,870)		2,622,993
Liabilities less Other Assets – (3.0%)		(77,208)
NET ASSETS – 100.0%		$2,545,785

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately $2,087,000 or 0.1% of net assets.

NORTHERN FUNDS QUARTERLY REPORT  88 FIXED INCOME FUNDS

Schedule of Investments

BOND INDEX FUND continued
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(9)	Investment in affiliate.
(10)	Zero coupon bond.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(13)	Variable or floating rate security. Rate as of December 31, 2025 is disclosed.
(14)	When-Issued Security. Coupon rate is not in effect at December 31, 2025.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of December 31, 2025 is disclosed.
(17)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$10,360	$—	$10,360
Commercial Mortgage-Backed Securities	—	17,640	—	17,640
Corporate Bonds(1)	—	516,463	—	516,463
Foreign Issuer Bonds(1)	—	160,767	—	160,767
U.S. Government Agencies(1)	—	647,885	—	647,885
U.S. Government Obligations(1)	—	1,150,366	—	1,150,366
Municipal Bonds(1)	—	11,364	—	11,364
Investment Companies	108,148	—	—	108,148
Total Investments	$108,148	$2,514,845	$—	$2,622,993

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 89 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$306	$—	$—	$7	$13	$313	300,000
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	166,516	146,034	—	121 (1)	20,482	20,482,385
Northern Institutional Funds - U.S. Government Portfolio (Shares)	41,789	455,869	409,992	—	1,766	87,666	87,666,152
Total	$42,095	$622,385	$556,026	$7	$1,900	$108,461	108,448,537

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  90 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.8%
California – 94.8%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$2,000	$2,048
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,010
Alum Rock Union Elementary School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 8/1/33	1,750	2,074
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,758
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
5.00%, 4/1/32	795	928
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,549
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
4.00%, 12/1/27(1) (2)	1,400	1,413
5.25%, 4/1/30(1) (2)	1,215	1,291
5.00%, 12/1/32(1) (2)	1,250	1,303
5.00%, 8/1/33(1) (2)	2,000	2,189
5.00%, 10/1/33(1) (2)	2,000	2,123
5.00%, 7/1/34(1) (2)	2,000	2,074
5.00%, 5/1/35(1) (2)	1,000	1,090
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	2,320	2,489
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	786
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/32(1) (2)	$2,000	$2,081
5.00%, 9/1/32(1) (2)	2,720	2,953
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,880	1,904
California PFA Revenue Refunding Bonds, Series A, PIH Health,
5.00%, 6/1/32	1,500	1,673
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	759
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	1,500	1,574
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/43	610	666
5.00%, 11/1/44	700	759
California State Educational Facilities Authority Revenue Refunding Bonds, University of the Pacific,
5.00%, 11/1/35	750	889
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project ,
5.00%, 11/1/32	2,875	3,368
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,443
California State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/30(3)	25	28
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 11/1/32	1,515	1,692
FIXED INCOME FUNDS 91 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	$2,500	$2,937
5.00%, 8/1/34	2,000	2,378
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,028
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/35	2,500	2,837
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	251
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/33	700	823
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Stanford Health Care,
5.00%, 8/15/33	690	824
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	1,855	2,086
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	2,000	2,201
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	1,350	1,503
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/29	2,045	2,179
5.00%, 11/1/33	200	221
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, California Science Center Phase III Project,
5.00%, 11/1/31	$1,500	$1,701
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,054
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,794
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,234	2,886
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	766
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,378
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	368
California State Public Works Board Lease Revenue Bonds, Series C, Various Capital Projects,
5.00%, 11/1/35	405	485
5.00%, 11/1/39	500	579
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,707
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/32	3,500	4,050
NORTHERN FUNDS QUARTERLY REPORT  92 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	$4,630	$5,079
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	4,560	4,773
5.25%, 10/1/39	1,500	1,508
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	781
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,373
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	1,230	1,445
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series D, Election of 2016,
5.00%, 8/1/32	750	878
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,027
Fontana PFA Lease Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	425	498
5.00%, 11/1/37	450	535
Garden Grove PFA Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	580	677
Garden Grove PFS Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	328
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	992
2.53%, 6/1/28	1,500	1,438
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
Hayward Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/33	$3,750	$4,433
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,519
Inglewood Joint Powers Authority Lease Revenue Bonds, Inglewood Main Library Renovation (BAM Insured),
5.00%, 8/1/40	1,070	1,210
Irvine Unified School District Special Refunding Tax Refunding Bonds, Community Facilities District No. 01-1 (BAM Insured),
5.00%, 9/1/32	1,400	1,617
Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series C, Measure Z, Election of 2020,
5.00%, 8/1/34	300	362
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/33	1,750	2,043
Long Beach Community College District G.O. Unlimited Bonds, Series E,
5.00%, 8/1/52	2,000	2,124
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,338
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,044
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/33	700	797
Los Alamitos Unified School District COPS, Capital Projects,
5.95%, 8/1/34	1,100	1,227
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,145
FIXED INCOME FUNDS 93 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	$1,665	$1,669
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series J,
5.00%, 12/1/43	1,750	1,949
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,548
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,105
5.00%, 5/15/44	1,500	1,528
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,152
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/35	1,850	2,152
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/33	4,210	4,805
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,891
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment & Real Property,
5.00%, 5/1/30	600	668
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/40	1,930	2,183
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
Los Angeles Special Refunding Tax Refunding Bonds, Community Facilities District No. 4 Playa Vista (AG Insured),
5.00%, 9/1/30	$775	$863
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	201
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008 (BAM-TCRS Insured),
5.00%, 7/1/31	1,500	1,583
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	3,500	4,163
Menifee Community Facilities District Special Tax Bonds, McCall,
3.00%, 9/1/42	385	308
4.00%, 9/1/51	1,000	850
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	2,920	3,235
Moreland School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/32	1,300	1,526
Morongo Unified School District G.O. Unlimited Bonds, Election of 2024,
5.00%, 8/1/41	375	423
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	750	884
Natomas Unified School District G.O. Unlimited Bonds (AG Insured),
3.00%, 8/1/39	1,655	1,519
3.00%, 8/1/40	2,000	1,780
Ontario PFA Lease Revenue Bonds, Series A,
5.00%, 11/1/32	300	353
5.00%, 11/1/33	475	568
NORTHERN FUNDS QUARTERLY REPORT  94 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	$1,000	$1,065
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,943
Peralta Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,150	2,562
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,500	1,742
Redding Joint Powers Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 6/1/55	2,250	2,322
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County,
3.00%, 7/1/30	2,295	2,305
Rialto Unified School District COPS, Kitchen & Meeting (BAM Insured),
5.00%, 9/1/31	270	304
Sacramento City Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/34	1,295	1,538
5.00%, 8/1/35	845	1,013
Sacramento County Airport System Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	325	362
Sacramento County Special Refunding Tax Refunding Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,029
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/37	1,000	1,030
San Diego County Regional Airport Authority Senior Revenue Bonds, (AMT), Private Activity,
5.00%, 7/1/36	1,100	1,250
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A,
5.00%, 10/15/38	$2,500	$2,947
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT),
5.25%, 5/1/41	1,000	1,092
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	395
San Francisco City & County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Mission Bay South Redevelopment (AG Insured),
5.00%, 8/1/31	1,150	1,298
5.00%, 8/1/32	1,420	1,627
San Francisco City & County Refunding COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,517
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,500
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	1,003
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,500	1,693
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election of 2016 (BAM Insured),
5.00%, 8/1/32	560	601
San Mateo Union High School District G.O. Unlimited Refunding Bonds,
9/1/35(4)	600	710
FIXED INCOME FUNDS 95 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
Santa Cruz County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Series B (BAM Insured),
5.00%, 9/1/32	$560	$652
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AG Insured), Prerefunded,
5.00%, 8/1/26(3)	1,145	1,152
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AG Insured),
5.00%, 8/1/43	1,000	1,006
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,988
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds, Series A (AG Insured),
5.00%, 12/1/35	360	430
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
5.00%, 7/1/35	1,000	1,096
Sutter Butte Flood Control Agency Special Assessment Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/35	500	594
Temecula Valley Unified School District Financing Authority Special Tax Revenue Refunding Bonds (BAM Insured),
5.00%, 9/1/32	670	777
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	491
5.00%, 10/1/34	600	626
University of California Revenue Bonds, Series CD,
5.00%, 5/15/36	2,000	2,391
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	3,000	3,415
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
California – 94.8%continued
Val Verde Unified School District Special Tax Refunding Bonds,
5.00%, 9/1/32	$245	$284
Vista Joint Powers Financing Authority Revenue Refunding Bonds, Series A,
5.00%, 5/1/33	900	1,070
West Contra Costa Unified School District G.O. Unlimited Bonds, Series B, Election of 2020 (BAM Insured),
5.00%, 8/1/31	235	270
		224,137
Total Municipal Bonds
(Cost $227,794)		224,137

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(5) (6)	2,169,424	$2,169
Total Investment Companies
(Cost $2,169)		2,169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.9%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	$6,825	$6,821
Total Short-Term Investments
(Cost $6,827)		6,821

Total Investments – 98.6%
(Cost $236,790)		233,127
Other Assets less Liabilities – 1.4%		3,364
NET ASSETS – 100.0%		$236,491

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2025 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2025.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
NORTHERN FUNDS QUARTERLY REPORT  96 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2025 (UNAUDITED)
(6)	7-day current yield as of December 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CD - Certificate of Deposit

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$224,137	$—	$224,137
Investment Companies	2,169	—	—	2,169
Short-Term Investments	—	6,821	—	6,821
Total Investments	$2,169	$230,958	$—	$233,127
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,563	$87,874	$91,268	$135	$2,169	2,169,424
FIXED INCOME FUNDS 97 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.5%
California – 93.5%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$512
Antioch Unified School District G.O. Unlimited Bonds, Series A, Election of 2024 (AGC Insured),
5.00%, 8/1/42	900	977
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
4.00%, 12/1/27(1) (2)	600	606
5.25%, 4/1/30(1) (2)	500	531
5.00%, 12/1/32(1) (2)	750	782
5.00%, 8/1/33(1) (2)	1,500	1,641
5.00%, 10/1/33(1) (2)	1,000	1,061
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	1,385	1,486
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/32(1) (2)	1,000	1,040
5.00%, 9/1/32(1) (2)	500	543
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	891
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	331
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,157	1,146
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	470	476
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	$600	$411
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	750	787
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/55	1,500	1,573
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	905	1,060
California State G.O. Unlimited Bonds,
5.00%, 3/1/55	1,000	1,056
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/42	1,000	1,088
5.00%, 8/1/45	2,000	2,177
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/35	1,300	1,475
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	1,893
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/34	800	949
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	225	253
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	1,000	1,100
NORTHERN FUNDS QUARTERLY REPORT  98 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/42	$275	$288
5.00%, 11/1/44	625	631
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	2,000	1,863
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	215
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/49	1,000	738
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	514
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,043
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	161
California State Public Works Board Lease Revenue Bonds, Series C, Various Capital Projects,
5.00%, 11/1/50	1,000	1,061
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/27	1,750	1,826
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	500	548
3.00%, 5/15/51	500	378
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	$1,000	$1,047
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	2,000	2,027
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	468
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,706
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	397
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,335
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	240
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,512
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/34	1,000	1,178
Long Beach Community College District G.O. Unlimited Bonds, Series E,
5.00%, 8/1/52	1,000	1,062
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/34	700	804
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series K, Election of 2008,
4.00%, 8/1/39	2,915	2,919
FIXED INCOME FUNDS 99 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	$1,600	$1,102
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series J,
5.25%, 12/1/50	1,500	1,624
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series H,
5.25%, 12/1/41	1,000	1,148
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,054
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,055
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	509
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	511
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,060
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	512
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	501
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	560
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
Los Angeles Harbor Department Sustainable Revenue Refunding Bonds, Exempt Facility,
5.00%, 8/1/44	$375	$413
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/55	1,000	1,036
Los Angeles Unified School District Sustainable G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/38	1,000	1,172
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	818
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,508
Menifee Community Facilities District Special Tax Bonds, McCall,
3.00%, 9/1/42	165	132
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,156
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	1,000	1,108
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,054
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,235
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/34	750	910
Mountain View Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	504
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(3)	7,000	5,677
NORTHERN FUNDS QUARTERLY REPORT  100 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
Oakland G.O. Unlimited Bonds, Series B-1, Measure U,
5.00%, 7/15/55	$750	$780
Ontario PFA Lease Revenue Bonds, Series A,
5.00%, 11/1/34	450	544
Pasadena Unified School District G.O. Unlimited Bonds, Series D, Election of 2020,
5.25%, 8/1/47	1,000	1,102
Redding Joint Powers Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 6/1/55	1,250	1,290
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,296
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	680
Sacramento City Unified School District G.O. Unlimited Bonds, Series C, Measure H, Election of 2020 (AG Insured),
5.00%, 8/1/43	1,330	1,453
Sacramento County Airport System Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	300	334
Sacramento County Special Refunding Tax Refunding Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,070
San Carlos School District G.O. Unlimited Refunding Bonds,
5.00%, 10/1/41	400	452
San Diego Community College District G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/55	1,500	1,594
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,513
5.00%, 5/1/49	1,000	1,006
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	$1,000	$1,013
5.00%, 5/1/50	1,500	1,508
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	992
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	449
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	1,034
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 11/1/32	205	242
San Francisco City & County Refunding COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,079
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	501
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	800
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	522
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,000	1,129
FIXED INCOME FUNDS 101 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	$500	$553
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,376
San Mateo Union High School District G.O. Unlimited Refunding Bonds,
9/1/35(4)	400	473
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,071
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	300	313
4.00%, 6/1/34	330	343
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,992
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	883
Southern California Logistics Airport Authority Junior Lien Tax Allocation Refunding Bonds, Series A (AG Insured),
5.00%, 12/1/43	500	552
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	696
Sutter Butte Flood Control Agency Special Assessment Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/38	750	868
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	703
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,004
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.5%continued
California – 93.5%continued
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	$805	$873
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	85	90
University of California Revenue Bonds, Series CD,
5.25%, 5/15/40	600	733
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/35	1,500	1,735
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	1,940
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,540
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,175
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	692
		119,153
Total Municipal Bonds
(Cost $124,054)		119,153

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(5) (6)	2,768,845	$2,769
Total Investment Companies
(Cost $2,769)		2,769

NORTHERN FUNDS QUARTERLY REPORT  102 FIXED INCOME FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued	December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.4%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	$3,400	$3,398
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(1) (2)	3,500	3,460
Total Short-Term Investments
(Cost $6,901)		6,858

Total Investments – 101.1%
(Cost $133,724)		128,780
Liabilities less Other Assets – (1.1%)		(1,381)
NET ASSETS – 100.0%		$127,399

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2025 is disclosed.

(3)	Zero coupon bond.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2025.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CD - Certificate of Deposit

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$119,153	$—	$119,153
Investment Companies	2,769	—	—	2,769
Short-Term Investments	—	6,858	—	6,858
Total Investments	$2,769	$126,011	$—	$128,780
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,723	$45,130	$45,084	$62	$2,769	2,768,845
FIXED INCOME FUNDS 103 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

CORE BOND FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 18.7%
Auto Loan – 8.2%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$400	$409
Chase Auto Owner Trust, Series 2025-2A, Class A4
3.98%, 2/25/31(1)	400	399
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	287	289
Drive Auto Receivables Trust, Series 2024-2, Class A3
4.50%, 9/15/28	2,390	2,393
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	200	201
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	185	188
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	180	184
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	74	74
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	153
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	94	95
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	138	138
Research-Driven Pagaya Motor Trust, Series 2025-5A, Class B
5.23%, 6/26/34(1)	300	301
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	700	700
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	270	271
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	549	556
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 18.7%continued
Auto Loan – 8.2%continued
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	$570	$578
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	190	192
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	500	504
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	100	102
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	200	203
		7,930
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	230
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	77	78
		308
Other – 4.1%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	216	224
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	83	84
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	200	201
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	53	53
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	253	255
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	394	358
NORTHERN FUNDS QUARTERLY REPORT  104 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 18.7%continued
Other – 4.1%continued
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	$206	$189
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	304	290
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	165	167
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	610	612
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	280	283
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A2
(Step to 6.22% on 11/25/29), 5.22%, 9/25/55(1) (2)	730	729
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A3
(Step to 6.37% on 11/25/29), 5.37%, 9/25/55(1) (2)	500	499
		3,944
Whole Loan – 6.1%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.70% on 5/25/26), 4.75%, 9/26/67(1) (2)	206	206
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.66% on 4/25/28), 6.20%, 1/25/69(1) (2)	457	462
Chase Home Lending Mortgage Trust, Series 2023-1, Class B3
6.31%, 6/25/54(1) (3)	338	337
Colt Mortgage Loan Trust, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	249	251
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	254	223
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	175	174
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 18.7%continued
Whole Loan – 6.1%continued
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (2) (4)	$250	$250
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	252	211
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.56% on 10/25/27), 6.84%, 4/25/63(1) (2)	254	257
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.56% on 10/25/27), 7.30%, 4/25/63(1) (2)	54	54
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	140	141
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	197	200
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	430	439
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	652	655
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	508	516
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class A3
(Step to 6.76% on 8/25/29), 5.76%, 7/25/65(1) (2)	442	444
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A3
(Step to 6.47% on 10/25/29), 5.47%, 8/25/65(1) (2)	145	145
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1
5.14%, 11/25/65(1) (3)	226	226
FIXED INCOME FUNDS 105 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 18.7%continued
Whole Loan – 6.1%continued
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A3
(Step to 6.44% on 11/25/29), 5.44%, 11/25/65(1) (2)	$108	$108
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	78	78
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	544	523
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	63	61
		5,961
Total Asset-Backed Securities
(Cost $18,044)		18,143

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.2%
Non Agency – 6.2%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	250	224
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	210	221
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	272
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	352	366
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (3)	120	125
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.84%, 3/15/41(1) (5)	343	343
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	165	162
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	800	850
Fashion Show Mall LLC, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	135	138
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%continued
Non Agency – 6.2%continued
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	$260	$267
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A
2.84%, 8/10/38(1)	280	277
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.63%, 10/15/42(1) (3)	130	131
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	79
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	115	114
MSRW Pass Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	595	598
MSRW Pass Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	300	301
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1) (3)	300	303
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	90	89
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	1,100	1,140
		6,000
Total Commercial Mortgage-Backed Securities
(Cost $5,923)		6,000

CORPORATE BONDS – 18.1%
Aerospace & Defense – 0.8%
Boeing (The) Co.,
6.53%, 5/1/34	400	444
General Dynamics Corp.,
2.25%, 6/1/31	230	209
Howmet Aerospace, Inc.,
4.85%, 10/15/31	110	113
		766
NORTHERN FUNDS QUARTERLY REPORT  106 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Asset Management – 2.3%
Affiliated Managers Group, Inc.,
5.50%, 2/15/36	$460	$461
Ares Capital Corp.,
5.95%, 7/15/29	160	164
Blackstone Private Credit Fund,
2.63%, 12/15/26	300	295
5.95%, 7/16/29	160	163
5.25%, 4/1/30	300	298
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	450	476
Citadel L.P.,
6.38%, 1/23/32 (1)	390	415
		2,272
Automotive – 0.9%
Ford Motor Credit Co. LLC,
5.87%, 10/31/35†	890	881
Banking – 3.9%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (6)	165	172
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (6)	131	130
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (6)	133	133
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (6)	130	137
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (6)	270	282
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (6)	700	731
KeyBank N.A.,
5.00%, 1/26/33	210	212
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (6)	160	174
(Variable, U.S. SOFR + 1.40%), 5.18%, 7/8/31 (6)	440	452
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Banking – 3.9%continued
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.40%), 4.96%, 10/23/36 (6)	$900	$892
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (6)	159	155
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (6)	300	309
		3,779
Beverages – 0.0%
Constellation Brands, Inc.,
2.88%, 5/1/30	44	41
Construction Materials – 1.1%
Carlisle Cos., Inc.,
5.55%, 9/15/40	180	183
CRH America Finance, Inc.,
5.50%, 1/9/35	290	303
Vulcan Materials Co.,
5.35%, 12/1/34	525	545
		1,031
Electric Utilities – 1.4%
Ameren Corp.,
3.50%, 1/15/31	93	89
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	130	113
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	2	2
Duke Energy Progress LLC,
3.40%, 4/1/32	114	108
5.25%, 3/15/33	173	180
PacifiCorp,
5.45%, 2/15/34	230	234
PSEG Power LLC,
5.75%, 5/15/35 (1)	285	297
Public Service Co. of Colorado,
5.15%, 9/15/35	260	264
Virginia Electric and Power Co.,
2.40%, 3/30/32	92	82
		1,369
Electrical Equipment – 0.2%
Hubbell, Inc.,
2.30%, 3/15/31	180	164
FIXED INCOME FUNDS 107 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Energy – 0.1%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34	$65	$68
Food – 0.0%
Tyson Foods, Inc.,
4.35%, 3/1/29	47	47
Health Care Facilities & Services – 0.6%
CVS Health Corp.,
5.45%, 9/15/35	425	436
HCA, Inc.,
4.90%, 11/15/35	170	168
		604
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	2	2
Institutional Financial Services – 0.3%
LPL Holdings, Inc.,
5.75%, 6/15/35	290	299
Insurance – 1.7%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	270	273
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	190	197
New York Life Global Funding,
4.40%, 4/25/28 (1)	440	445
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	105	115
Willis North America, Inc.,
5.15%, 3/15/36	600	601
		1,631
Internet Media & Services – 0.4%
Beignet Investor LLC,
6.58%, 5/30/49(1)	375	397
Oil & Gas Supply Chain – 1.3%
Marathon Petroleum Corp.,
5.70%, 3/1/35	380	392
ONEOK, Inc.,
6.05%, 9/1/33	58	62
Ovintiv, Inc.,
6.25%, 7/15/33	325	345
Targa Resources Corp.,
4.95%, 4/15/52	500	429
		1,228
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Real Estate Investment Trusts – 0.8%
Boston Properties L.P.,
2.55%, 4/1/32	$44	$38
Essex Portfolio L.P.,
2.65%, 3/15/32	66	59
NNN REIT, Inc.,
5.50%, 6/15/34	130	135
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	18	17
Store Capital LLC,
5.40%, 4/30/30 (1)	480	489
		738
Real Estate Services – 0.3%
CBRE Services, Inc.,
4.90%, 1/15/33	250	252
Retail - Discretionary – 0.0%
Tractor Supply Co.,
1.75%, 11/1/30	23	20
Semiconductors – 0.7%
Broadcom, Inc.,
4.80%, 10/15/34	110	110
Foundry JV Holdco LLC,
6.30%, 1/25/39 (1)	450	476
KLA Corp.,
5.65%, 11/1/34	71	76
		662
Software – 0.9%
Fortinet, Inc.,
2.20%, 3/15/31	97	87
Oracle Corp.,
4.45%, 9/26/30	430	421
Roper Technologies, Inc.,
5.10%, 9/15/35	350	353
VMware LLC,
1.80%, 8/15/28	42	40
		901
Specialty Finance – 0.3%
American Express Co.,
(Variable, U.S. SOFR + 1.22%), 4.92%, 7/20/33 (6)	110	112
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	42	40
NORTHERN FUNDS QUARTERLY REPORT  108 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.1% continued
Specialty Finance – 0.3%continued
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (6)	$120	$125
		277
Technology Hardware – 0.0%
Motorola Solutions, Inc.,
2.30%, 11/15/30	44	40
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	102	91
Transportation & Logistics – 0.0%
Union Pacific Corp.,
2.38%, 5/20/31	1	1
Total Corporate Bonds
(Cost $17,358)		17,561

FOREIGN ISSUER BONDS – 5.5%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	70	72
Automotive – 0.2%
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30(1)	200	202
Banking – 2.5%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (6)	200	204
(Variable, U.S. SOFR + 1.83%), 5.86%, 8/11/46 (6)	230	236
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.36%), 4.82%, 9/25/33 (1) (6)	500	500
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.30%), 4.95%, 8/4/31 (6)	100	101
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (6)	200	207
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Banking – 2.5%continued
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.82%), 4.43%, 11/4/31 (6)	$200	$200
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (6)	250	247
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.20%), 6.48%, 6/1/34 (6)	200	210
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (6)	200	200
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.95%), 7.13%, 1/19/55 (1) (6)	269	282
		2,387
Beverages – 0.2%
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	173
Institutional Financial Services – 0.9%
Nomura Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(6)	925	915
Metals & Mining – 0.7%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35	650	673
Oil & Gas Supply Chain – 0.7%
Aker BP ASA,
5.25%, 10/30/35 (1)	340	333
Harbour Energy PLC,
6.33%, 4/1/35 (1)	375	380
		713
Specialty Finance – 0.1%
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31(1)	97	104
FIXED INCOME FUNDS 109 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	$80	$84
Total Foreign Issuer Bonds
(Cost $5,304)		5,323

U.S. GOVERNMENT AGENCIES – 22.8% (7)
Fannie Mae – 11.7%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.38%, 2/25/43(3)	663	650
Pool #889641,
5.50%, 8/1/37	75	77
Pool #995802,
5.50%, 12/1/35	75	77
Pool #AB5209,
3.00%, 5/1/32	138	134
Pool #AD0248,
5.50%, 11/1/37	137	141
Pool #AD0494,
5.50%, 8/1/37	75	78
Pool #AD0925,
5.00%, 4/1/40	77	79
Pool #AL5119,
4.00%, 4/1/34	75	75
Pool #AL6041,
4.00%, 8/1/33	348	347
Pool #AL7497,
3.50%, 9/1/40	160	155
Pool #AL8352,
3.00%, 10/1/44	197	182
Pool #AS3655,
4.50%, 10/1/44	100	100
Pool #AS6520,
3.50%, 1/1/46	190	180
Pool #AS6730,
3.50%, 2/1/46	247	235
Pool #AS7088,
2.50%, 5/1/31	54	52
Pool #AS8576,
4.50%, 12/1/46	140	140
Pool #BJ0686,
4.00%, 4/1/48	108	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.8% (7)continued
Fannie Mae – 11.7%continued
Pool #BM1761,
4.00%, 8/1/44	$97	$95
Pool #BM5984,
5.00%, 5/1/49	52	53
Pool #BM5996,
5.00%, 12/1/48	34	35
Pool #BX4910,
5.00%, 1/1/53	205	207
Pool #BY5368,
6.00%, 7/1/53	67	69
Pool #CA6359,
2.50%, 7/1/50	240	208
Pool #CB1666,
2.50%, 9/1/51	145	126
Pool #CB2286,
2.50%, 12/1/51	220	189
Pool #CB3515,
3.50%, 5/1/52	192	179
Pool #CB4842,
5.50%, 10/1/52	220	225
Pool #CB4844,
5.50%, 10/1/52	116	118
Pool #CB5113,
5.50%, 11/1/52	66	67
Pool #CB7114,
5.50%, 9/1/53	120	122
Pool #CB8223,
6.00%, 3/1/54	165	171
Pool #DA0017,
6.00%, 9/1/53	198	204
Pool #FM1303,
3.00%, 1/1/48	366	335
Pool #FM1472,
3.50%, 3/1/34	18	17
Pool #FM1534,
4.50%, 9/1/49	177	176
Pool #FM2671,
4.00%, 1/1/48	85	83
Pool #FM3173,
3.50%, 7/1/47	294	281
Pool #FM3201,
3.50%, 4/1/34	57	56
NORTHERN FUNDS QUARTERLY REPORT  110 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.8% (7)continued
Fannie Mae – 11.7%continued
Pool #FM3727,
3.00%, 7/1/50	$235	$210
Pool #FM4491,
3.50%, 12/1/36	188	183
Pool #FM5237,
5.00%, 7/1/47	116	120
Pool #FM6125,
2.50%, 1/1/51	266	231
Pool #FM8215,
2.50%, 3/1/51	240	207
Pool #FP0012,
3.00%, 8/1/51	218	197
Pool #FS3063,
4.50%, 10/1/52	328	324
Pool #FS3120,
5.00%, 9/1/52	330	331
Pool #FS3384,
4.50%, 10/1/50	279	277
Pool #FS3391,
2.50%, 8/1/51	282	245
Pool #FS3662,
5.00%, 1/1/53	241	243
Pool #FS4040,
5.00%, 2/1/53	225	227
Pool #FS4045,
5.50%, 2/1/53	218	222
Pool #FS4267,
4.50%, 3/1/38	248	250
Pool #FS4300,
5.50%, 4/1/53	155	159
Pool #FS4610,
6.50%, 6/1/40	99	105
Pool #FS4653,
5.50%, 5/1/53	153	156
Pool #FS4663,
5.00%, 5/1/53	257	259
Pool #FS5441,
6.00%, 8/1/53	228	237
Pool #FS5952,
6.50%, 10/1/53	154	162
Pool #FS6869,
7.00%, 1/1/40	54	57
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.8% (7)continued
Fannie Mae – 11.7%continued
Pool #MA2232,
3.50%, 4/1/35	$133	$130
Pool #MA2864,
3.50%, 1/1/47	237	225
Pool #MA3088,
4.00%, 8/1/47	165	159
Pool #MA3183,
4.00%, 11/1/47	324	314
Pool #MA3184,
4.50%, 11/1/47	60	60
Pool #MA4186,
3.00%, 10/1/35	80	77
Pool #MA5098,
5.50%, 7/1/43	149	154
		11,343
Freddie Mac – 8.4%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	130	133
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(8)	256	198
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	125	127
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-1, Class TT,
2.00%, 9/25/60	342	314
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.55%, 9/1/37(5)	3	3
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.46%, 11/1/37(5)	8	8
Pool #QF3725,
5.00%, 11/1/52	244	244
Pool #QF8053,
5.50%, 2/1/53	294	300
Pool #QG4632,
5.50%, 6/1/53	238	243
FIXED INCOME FUNDS 111 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.8% (7)continued
Freddie Mac – 8.4%continued
Pool #RA7677,
5.00%, 7/1/52	$223	$225
Pool #RA8880,
5.50%, 4/1/53	224	230
Pool #RA9840,
5.50%, 9/1/53	233	239
Pool #RD5026,
3.00%, 4/1/30	28	28
Pool #SB0084,
3.00%, 2/1/32	141	139
Pool #SB0216,
3.00%, 12/1/32	51	50
Pool #SB0328,
3.00%, 6/1/34	161	158
Pool #SB0826,
2.50%, 1/1/35	163	157
Pool #SB8502,
2.00%, 8/1/35	394	366
Pool #SD1518,
4.50%, 8/1/52	241	238
Pool #SD2347,
5.50%, 2/1/53	226	233
Pool #SD2477,
5.50%, 3/1/53	258	265
Pool #SD2642,
5.50%, 4/1/53	245	250
Pool #SD2665,
6.00%, 4/1/53	71	73
Pool #SD2757,
5.00%, 5/1/53	239	241
Pool #SD2920,
5.50%, 5/1/53	238	244
Pool #SD2922,
5.00%, 5/1/53	252	253
Pool #SD2999,
5.50%, 6/1/53	245	250
Pool #SD3133,
5.00%, 6/1/53	183	185
Pool #SD3136,
5.50%, 6/1/53	244	249
Pool #SD3174,
5.50%, 6/1/53	237	243
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.8% (7)continued
Freddie Mac – 8.4%continued
Pool #SD3189,
6.00%, 6/1/53	$166	$172
Pool #SD3251,
6.00%, 7/1/53	214	222
Pool #SD3515,
6.00%, 7/1/53	144	150
Pool #SD3760,
6.00%, 8/1/53	174	181
Pool #SD4013,
4.00%, 5/1/53	166	159
Pool #SD4027,
6.50%, 10/1/53	195	206
Pool #SD4285,
5.50%, 11/1/53	204	209
Pool #SD5136,
6.00%, 4/1/54	166	172
Pool #ZK7457,
3.50%, 2/1/29	34	33
Pool #ZM5332,
3.00%, 1/1/48	179	162
Pool #ZT1333,
2.50%, 10/1/31	317	307
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	247	238
		8,097
Freddie Mac Gold – 0.5%
Pool #G07505,
7.00%, 2/1/39	105	115
Pool #G16396,
3.50%, 2/1/33	43	43
Pool #G30926,
3.50%, 4/1/36	42	42
Pool #Q15842,
3.00%, 2/1/43	263	244
Pool #Q63667,
4.50%, 5/1/49	55	54
		498
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	149	141
NORTHERN FUNDS QUARTERLY REPORT  112 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.8% (7)continued
Government National Mortgage Association I – 0.4%
Pool #604183,
5.50%, 4/15/33	$1	$1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	211	197
Pool #786470,
5.00%, 11/15/40	215	221
		421
Government National Mortgage Association II – 1.6%
Pool #784801,
3.50%, 6/20/47	224	206
Pool #786922,
5.50%, 9/1/53	212	216
Pool #MA0089,
4.00%, 5/20/42	332	322
Pool #MA0782,
3.00%, 2/20/43	117	109
Pool #MA1287,
4.50%, 9/20/43	57	57
Pool #MA1996,
4.00%, 6/20/44	59	57
Pool #MA2755,
4.00%, 4/20/45	44	43
Pool #MA3666,
5.00%, 5/20/46	112	115
Pool #MA8346,
4.00%, 10/20/52	235	223
Pool #MA8724,
4.50%, 3/20/53	241	236
		1,584
Total U.S. Government Agencies
(Cost $22,476)		22,084

U.S. GOVERNMENT OBLIGATIONS – 21.3%
U.S. Treasury Bonds – 8.1%
4.63%, 11/15/45	3,733	3,661
4.63%, 11/15/55	4,332	4,192
		7,853
U.S. Treasury Notes – 10.9%
3.88%, 10/15/27(9)	138	139
3.88%, 7/15/28(9)	1,618	1,632
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 21.3%continued
U.S. Treasury Notes – 10.9%continued
3.88%, 6/30/30	$3,766	$3,798
4.00%, 11/15/35	5,093	5,031
		10,600
U.S. Treasury Strips – 2.3%
1.47%, 2/15/51(10)	7,762	2,222
Total U.S. Government Obligations
(Cost $23,233)		20,675

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(11) (12) (13)	243,355	$243
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(11) (12)	5,604,414	5,604
Total Investment Companies
(Cost $5,847)		5,847

Total Investments – 98.7%
(Cost $98,185)		95,633
Other Assets less Liabilities – 1.3%		1,286
NET ASSETS – 100.0%		$96,919

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately
$19,515,000 or 20.1% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Variable or floating rate security. Rate as of December 31, 2025 is disclosed.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Zero coupon bond.
(9)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(10)	Discount rate at the time of purchase.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2025 is disclosed.
FIXED INCOME FUNDS 113 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
(13)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	18	$3,758	Long	3/26	$(2)
5-Year U.S. Treasury Note	46	5,028	Long	3/26	(15)
U.S. Treasury Long Bond	47	5,433	Long	3/26	(56)
Ultra 10-Year U.S. Treasury Note	(40)	(4,601)	Short	3/26	28
Ultra Long U.S. Treasury Bond	(13)	(1,534)	Short	3/26	27
Total					$(18)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities:
Whole Loan	$—	$5,711	$250	$5,961
All Other Industries(1)	—	12,182	—	12,182
Total Asset-Backed Securities	—	17,893	250	18,143
Commercial Mortgage-Backed Securities	—	6,000	—	6,000
Corporate Bonds(1)	—	17,561	—	17,561
Foreign Issuer Bonds(1)	—	5,323	—	5,323
U.S. Government Agencies(1)	—	22,084	—	22,084
U.S. Government Obligations(1)	—	20,675	—	20,675
Investment Companies	5,847	—	—	5,847
Total Investments	$5,847	$89,536	$250	$95,633
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$55	$—	$—	$55
Liabilities
Futures Contracts	(73)	—	—	(73)
Total Other Financial Instruments	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  114 FIXED INCOME FUNDS

Schedule of Investments

CORE BOND FUND continued	December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,240	$4,997	$1 (1)	$243	243,355
Northern Institutional Funds - U.S. Government Portfolio (Shares)	769	35,428	30,593	117	5,604	5,604,414
Total	$769	$40,668	$35,590	$118	$5,847	5,847,769

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
FIXED INCOME FUNDS 115 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

FIXED INCOME FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 19.2%
Auto Loan – 7.0%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$1,692	$1,729
Chase Auto Owner Trust, Series 2025-2A, Class A4
3.98%, 2/25/31(1)	2,000	1,998
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	958	962
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	1,390	1,396
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	615	624
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	590	604
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	273	275
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	521
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	349	352
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	505	508
Research-Driven Pagaya Motor Trust, Series 2025-5A, Class B
5.23%, 6/26/34(1)	1,000	1,002
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	2,500	2,501
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	730	732
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	1,805	1,827
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	1,830	1,855
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 19.2%continued
Auto Loan – 7.0%continued
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	$630	$636
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	1,600	1,614
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	305
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	800	814
		20,255
Credit Card – 0.4%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	940	941
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	301	305
		1,246
Other – 4.5%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	926	961
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	333	335
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	1,000	1,003
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	214	215
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	1,013	1,020
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	1,970	1,792
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	795	729
NORTHERN FUNDS QUARTERLY REPORT  116 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 19.2%continued
Other – 4.5%continued
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	$1,092	$1,043
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	550	555
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	2,240	2,247
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	500	508
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	900	910
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A3
(Step to 6.37% on 11/25/29), 5.37%, 9/25/55(1) (2)	1,650	1,648
		12,966
Whole Loan – 7.3%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.70% on 5/25/26), 4.75%, 9/26/67(1) (2)	833	830
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.66% on 4/25/28), 6.20%, 1/25/69(1) (2)	1,697	1,716
Colt Mortgage Loan Trust, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	1,162	1,169
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,101	966
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	735	732
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (2) (4)	757	757
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,070	897
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 19.2%continued
Whole Loan – 7.3%continued
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.56% on 10/25/27), 6.84%, 4/25/63(1) (2)	$915	$923
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.56% on 10/25/27), 7.30%, 4/25/63(1) (2)	232	234
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	555	559
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	736	746
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	1,549	1,580
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	2,365	2,374
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	1,676	1,704
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class A3
(Step to 6.76% on 8/25/29), 5.76%, 7/25/65(1) (2)	1,937	1,946
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1
5.14%, 11/25/65(1) (3)	1,050	1,053
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A3
(Step to 6.44% on 11/25/29), 5.44%, 11/25/65(1) (2)	363	363
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	547	544
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	1,697	1,632
FIXED INCOME FUNDS 117 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 19.2%continued
Whole Loan – 7.3%continued
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	$314	$303
		21,028
Total Asset-Backed Securities
(Cost $55,123)		55,495

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.6%
Non Agency – 7.6%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	898	804
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	897
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,140
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	1,265	1,315
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (3)	380	397
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.84%, 3/15/41(1) (5)	1,208	1,208
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	610	597
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	2,900	3,082
Fashion Show Mall LLC, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	580	593
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,169
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A
2.84%, 8/10/38(1)	910	900
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.63%, 10/15/42(1) (3)	460	464
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%continued
Non Agency – 7.6%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	$350	$347
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	449	446
MSRW Pass Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	1,983	1,992
MSRW Pass Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	940	944
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1) (3)	1,200	1,213
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	370	367
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	3,960	4,103
		21,978
Total Commercial Mortgage-Backed Securities
(Cost $21,689)		21,978

CORPORATE BONDS – 25.1%
Aerospace & Defense – 0.9%
Boeing (The) Co.,
6.53%, 5/1/34	1,375	1,525
General Dynamics Corp.,
2.25%, 6/1/31	790	719
Howmet Aerospace, Inc.,
4.85%, 10/15/31	420	431
		2,675
Asset Management – 3.1%
Affiliated Managers Group, Inc.,
5.50%, 2/15/36	1,430	1,434
Ares Capital Corp.,
5.95%, 7/15/29	610	626
Blackstone Private Credit Fund,
2.63%, 12/15/26	720	707
5.95%, 7/16/29	595	607
NORTHERN FUNDS QUARTERLY REPORT  118 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.1% continued
Asset Management – 3.1%continued
5.25%, 4/1/30	$1,125	$1,118
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	2,000	2,116
Citadel L.P.,
6.38%, 1/23/32 (1)	1,440	1,531
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	835	824
		8,963
Automotive – 1.2%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	314
6.80%, 11/7/28	305	320
5.87%, 10/31/35 †	2,780	2,750
		3,384
Banking – 4.6%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (6)	1,092	1,139
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (6)	1,010	1,001
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (6) †	400	421
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (6)	1,020	1,065
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (6)	2,000	2,088
KeyBank N.A.,
5.00%, 1/26/33	660	668
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (6) †	660	716
(Variable, U.S. SOFR + 1.40%), 5.18%, 7/8/31 (6)	1,460	1,500
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.40%), 4.96%, 10/23/36 (6)	2,950	2,924
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.1% continued
Banking – 4.6%continued
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (6)	$810	$792
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (6)	1,000	1,031
		13,345
Construction Materials – 1.4%
Carlisle Cos., Inc.,
5.55%, 9/15/40	584	594
CRH America Finance, Inc.,
5.50%, 1/9/35	1,320	1,376
Vulcan Materials Co.,
5.35%, 12/1/34	1,975	2,051
		4,021
Electric Utilities – 1.1%
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	395	344
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	7	7
PacifiCorp,
5.45%, 2/15/34	900	915
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	230	227
PSEG Power LLC,
5.75%, 5/15/35 (1)	980	1,019
Public Service Co. of Colorado,
5.15%, 9/15/35	840	853
		3,365
Electrical Equipment – 0.2%
Hubbell, Inc.,
2.30%, 3/15/31	660	602
Energy – 0.1%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34	260	272
Entertainment Content – 0.3%
TEGNA, Inc.,
5.00%, 9/15/29	775	768
FIXED INCOME FUNDS 119 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.1% continued
Finance Companies – 0.3%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 9/24/29(6) (7)	$800	$763
Health Care Facilities & Services – 1.3%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	850	829
CVS Health Corp.,
5.45%, 9/15/35	1,350	1,384
HCA, Inc.,
4.90%, 11/15/35	530	524
LifePoint Health, Inc.,
8.38%, 2/15/32 (1)	850	923
		3,660
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	7	7
Institutional Financial Services – 0.3%
LPL Holdings, Inc.,
5.75%, 6/15/35	970	1,000
Insurance – 1.2%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	1,000	1,013
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	430	471
Willis North America, Inc.,
5.15%, 3/15/36	1,890	1,894
		3,378
Internet Media & Services – 0.4%
Beignet Investor LLC,
6.58%, 5/30/49(1)	1,225	1,298
Metals & Mining – 0.4%
Novelis Corp.,
3.88%, 8/15/31(1)	1,375	1,253
Oil & Gas Supply Chain – 3.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 7/1/34 (1)	450	454
Chord Energy Corp.,
6.75%, 3/15/33 (1)	850	879
Crescent Energy Finance LLC,
7.63%, 4/1/32 (1)	1,375	1,333
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.1% continued
Oil & Gas Supply Chain – 3.2%continued
Marathon Petroleum Corp.,
5.70%, 3/1/35	$1,380	$1,423
ONEOK, Inc.,
6.05%, 9/1/33	180	192
Ovintiv, Inc.,
6.25%, 7/15/33	1,200	1,275
Targa Resources Corp.,
4.95%, 4/15/52	1,600	1,373
Venture Global LNG, Inc.,
7.00%, 1/15/30 (1) †	850	818
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,598
		9,345
Real Estate Investment Trusts – 0.7%
NNN REIT, Inc.,
5.50%, 6/15/34	510	529
Store Capital LLC,
5.40%, 4/30/30 (1)	1,580	1,610
		2,139
Real Estate Services – 0.3%
CBRE Services, Inc.,
4.90%, 1/15/33	800	805
Semiconductors – 0.6%
Foundry JV Holdco LLC,
6.30%, 1/25/39(1)	1,650	1,746
Software – 1.1%
Fortinet, Inc.,
2.20%, 3/15/31	275	246
Oracle Corp.,
4.45%, 9/26/30	1,430	1,400
Roper Technologies, Inc.,
5.10%, 9/15/35	1,170	1,181
VMware LLC,
1.80%, 8/15/28	135	128
4.70%, 5/15/30	205	209
		3,164
Specialty Finance – 1.3%
American Express Co.,
(Variable, U.S. SOFR + 1.22%), 4.92%, 7/20/33 (6)	330	336
Block, Inc.,
5.63%, 8/15/30 (1)	455	464
NORTHERN FUNDS QUARTERLY REPORT  120 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.1% continued
Specialty Finance – 1.3%continued
6.00%, 8/15/33 (1)	$900	$924
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	686
OneMain Finance Corp.,
5.38%, 11/15/29	825	826
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (6)	450	469
		3,705
Technology Hardware – 0.5%
Zebra Technologies Corp.,
6.50%, 6/1/32(1)	1,375	1,422
Telecommunications – 0.5%
Cipher Compute LLC,
7.13%, 11/15/30(1) †	1,375	1,400
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	350	312
Total Corporate Bonds
(Cost $71,769)		72,792

FOREIGN ISSUER BONDS – 6.0%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	375	385
Automotive – 0.3%
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30(1)	880	889
Banking – 2.0%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (6)	200	204
(Variable, U.S. SOFR + 1.83%), 5.86%, 8/11/46 (6)	710	730
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (6)	430	407
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.0% continued
Banking – 2.0%continued
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.36%), 4.82%, 9/25/33 (1) (6)	$1,250	$1,250
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.30%), 4.95%, 8/4/31 (6)	400	404
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (6)	620	640
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.82%), 4.43%, 11/4/31 (6)	200	200
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.63%, 9/27/35 (6) (7)	210	210
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (6)	800	801
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.95%), 7.13%, 1/19/55 (1) (6)	906	951
		5,797
Biotechnology & Pharmaceuticals – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V.,
6.00%, 12/1/32	770	808
Institutional Financial Services – 1.1%
Nomura Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(6)	3,125	3,092
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.85%, 3/8/29(8)	—	—
Metals & Mining – 1.2%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35	2,250	2,329
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	935	993
		3,322
FIXED INCOME FUNDS 121 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.0% continued
Oil & Gas Supply Chain – 0.8%
Aker BP ASA,
5.25%, 10/30/35 (1)	$1,170	$1,145
Harbour Energy PLC,
6.33%, 4/1/35 (1)	1,275	1,293
		2,438
Specialty Finance – 0.1%
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31(1)	375	401
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	345	361
Total Foreign Issuer Bonds
(Cost $17,329)		17,493

U.S. GOVERNMENT AGENCIES – 28.0% (9)
Fannie Mae – 13.3%
Fannie Mae Pool,
8.00%, 5/1/31(8)	—	—
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.38%, 2/25/43(3)	2,441	2,394
Pool #545437,
7.00%, 2/1/32	9	10
Pool #545556,
7.00%, 4/1/32	6	6
Pool #555189,
7.00%, 12/1/32	53	56
Pool #581806,
7.00%, 7/1/31	9	9
Pool #585617,
7.00%, 5/1/31(8)	—	—
Pool #889641,
5.50%, 8/1/37	322	332
Pool #995802,
5.50%, 12/1/35	323	332
Pool #AB5209,
3.00%, 5/1/32	1,193	1,164
Pool #AB9546,
3.50%, 6/1/28	16	16
Pool #AD0248,
5.50%, 11/1/37	586	603
Pool #AD0494,
5.50%, 8/1/37	324	333
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (9)continued
Fannie Mae – 13.3%continued
Pool #AD0925,
5.00%, 4/1/40	$39	$40
Pool #AK9457,
3.50%, 3/1/32	57	56
Pool #AL3063,
3.50%, 1/1/28	35	35
Pool #AL5119,
4.00%, 4/1/34	493	489
Pool #AL7497,
3.50%, 9/1/40	778	753
Pool #AL8876,
3.00%, 10/1/44	247	228
Pool #AO2961,
4.00%, 5/1/42	130	127
Pool #AQ9360,
2.50%, 1/1/28	15	15
Pool #AS1991,
3.50%, 3/1/29	103	102
Pool #AS3655,
4.50%, 10/1/44	377	377
Pool #AS6520,
3.50%, 1/1/46	827	785
Pool #AS7088,
2.50%, 5/1/31	629	610
Pool #AS8576,
4.50%, 12/1/46	673	671
Pool #BJ0686,
4.00%, 4/1/48	432	418
Pool #BM1761,
4.00%, 8/1/44	138	135
Pool #BM5984,
5.00%, 5/1/49	94	95
Pool #BM5996,
5.00%, 12/1/48	62	63
Pool #BX4910,
5.00%, 1/1/53	959	968
Pool #BY5368,
6.00%, 7/1/53	263	272
Pool #CA6359,
2.50%, 7/1/50	940	814
Pool #CA6417,
3.00%, 7/1/50	688	620
NORTHERN FUNDS QUARTERLY REPORT  122 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (9)continued
Fannie Mae – 13.3%continued
Pool #CB1666,
2.50%, 9/1/51	$579	$500
Pool #CB2286,
2.50%, 12/1/51	1,025	883
Pool #CB3515,
3.50%, 5/1/52	768	715
Pool #CB4844,
5.50%, 10/1/52	425	433
Pool #CB5113,
5.50%, 11/1/52	263	269
Pool #CB7114,
5.50%, 9/1/53	529	538
Pool #DA0017,
6.00%, 9/1/53	844	869
Pool #FM1303,
3.00%, 1/1/48	818	749
Pool #FM1438,
3.00%, 8/1/38	287	276
Pool #FM1472,
3.50%, 3/1/34	14	14
Pool #FM1534,
4.50%, 9/1/49	749	745
Pool #FM1572,
3.00%, 9/1/48	518	471
Pool #FM2671,
4.00%, 1/1/48	274	265
Pool #FM3201,
3.50%, 4/1/34	308	305
Pool #FM4491,
3.50%, 12/1/36	751	734
Pool #FM6125,
2.50%, 1/1/51	1,060	920
Pool #FM8215,
2.50%, 3/1/51	917	793
Pool #FP0012,
3.00%, 8/1/51	799	722
Pool #FS3063,
4.50%, 10/1/52	948	935
Pool #FS3120,
5.00%, 9/1/52	1,233	1,239
Pool #FS3391,
2.50%, 8/1/51	1,081	938
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (9)continued
Fannie Mae – 13.3%continued
Pool #FS3662,
5.00%, 1/1/53	$965	$972
Pool #FS4040,
5.00%, 2/1/53	977	984
Pool #FS4045,
5.50%, 2/1/53	943	962
Pool #FS4267,
4.50%, 3/1/38	805	813
Pool #FS4610,
6.50%, 6/1/40	385	408
Pool #FS4653,
5.50%, 5/1/53	690	702
Pool #FS4663,
5.00%, 5/1/53	1,116	1,122
Pool #FS5441,
6.00%, 8/1/53	836	870
Pool #FS5952,
6.50%, 10/1/53	606	638
Pool #FS5965,
6.00%, 10/1/53	125	130
Pool #FS6176,
5.00%, 12/1/47	689	709
Pool #FS6869,
7.00%, 1/1/40	203	214
Pool #MA0878,
4.00%, 10/1/31	211	211
Pool #MA2522,
3.50%, 2/1/46	1,049	996
Pool #MA2864,
3.50%, 1/1/47	665	631
Pool #MA3004,
4.00%, 5/1/37	254	251
Pool #MA3088,
4.00%, 8/1/47	509	493
Pool #MA3183,
4.00%, 11/1/47	240	232
Pool #MA3184,
4.50%, 11/1/47	21	21
Pool #MA4186,
3.00%, 10/1/35	293	284
Pool #MA5098,
5.50%, 7/1/43	573	592
		38,476
FIXED INCOME FUNDS 123 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (9)continued
Freddie Mac – 11.5%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	$444	$453
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(10)	843	650
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	9	8
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	486	494
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.55%, 9/1/37(5)	40	42
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.46%, 11/1/37(5)	83	86
Pool #QF3725,
5.00%, 11/1/52	1,057	1,059
Pool #QF8053,
5.50%, 2/1/53	1,207	1,229
Pool #QG4632,
5.50%, 6/1/53	1,034	1,052
Pool #RA7677,
5.00%, 7/1/52	965	974
Pool #RA8880,
5.50%, 4/1/53	897	920
Pool #RA9840,
5.50%, 9/1/53	927	953
Pool #RD5026,
3.00%, 4/1/30	185	183
Pool #SB0084,
3.00%, 2/1/32	557	549
Pool #SB0216,
3.00%, 12/1/32	288	283
Pool #SB0328,
3.00%, 6/1/34	654	640
Pool #SB0826,
2.50%, 1/1/35	704	678
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (9)continued
Freddie Mac – 11.5%continued
Pool #SB8502,
2.00%, 8/1/35	$1,578	$1,466
Pool #SD0033,
3.00%, 12/1/47	560	512
Pool #SD1360,
5.50%, 7/1/52	922	939
Pool #SD1518,
4.50%, 8/1/52	1,046	1,032
Pool #SD2347,
5.50%, 2/1/53	906	932
Pool #SD2477,
5.50%, 3/1/53	1,116	1,146
Pool #SD2642,
5.50%, 4/1/53	1,060	1,085
Pool #SD2665,
6.00%, 4/1/53	120	125
Pool #SD2757,
5.00%, 5/1/53	1,037	1,043
Pool #SD2920,
5.50%, 5/1/53	1,032	1,057
Pool #SD2922,
5.00%, 5/1/53	1,092	1,097
Pool #SD2999,
5.50%, 6/1/53	1,060	1,085
Pool #SD3133,
5.00%, 6/1/53	643	648
Pool #SD3136,
5.50%, 6/1/53	895	915
Pool #SD3174,
5.50%, 6/1/53	870	892
Pool #SD3189,
6.00%, 6/1/53	648	673
Pool #SD3251,
6.00%, 7/1/53	870	904
Pool #SD3515,
6.00%, 7/1/53	560	583
Pool #SD3760,
6.00%, 8/1/53	720	748
Pool #SD4027,
6.50%, 10/1/53	786	828
Pool #SD4285,
5.50%, 11/1/53	757	776
NORTHERN FUNDS QUARTERLY REPORT  124 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (9)continued
Freddie Mac – 11.5%continued
Pool #SD5136,
6.00%, 4/1/54	$664	$689
Pool #ZK7457,
3.50%, 2/1/29	392	390
Pool #ZM4714,
3.50%, 11/1/47	1,195	1,128
Pool #ZM5332,
3.00%, 1/1/48	429	388
Pool #ZT1333,
2.50%, 10/1/31	1,145	1,111
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	836	805
		33,250
Freddie Mac Gold – 0.6%
Pool #A87842,
4.50%, 8/1/39	134	135
Pool #C00910,
7.50%, 1/1/30	28	29
Pool #G07068,
5.00%, 7/1/41	201	207
Pool #G07505,
7.00%, 2/1/39	424	464
Pool #G15612,
3.50%, 12/1/29	9	9
Pool #G16396,
3.50%, 2/1/33	505	501
Pool #G18643,
2.50%, 5/1/32	45	44
Pool #G30926,
3.50%, 4/1/36	182	177
Pool #G61723,
3.50%, 1/1/43	68	65
Pool #Q63667,
4.50%, 5/1/49	181	180
		1,811
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	632	595
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.0% (9)continued
Government National Mortgage Association – 0.3%continued
Government National Mortgage Association, Series 2025-33, Class LH,
5.00%, 5/20/54	$267	$271
		866
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	845	789
Pool #786470,
5.00%, 11/15/40	930	957
		1,746
Government National Mortgage Association II – 1.7%
Pool #786922,
5.50%, 9/1/53	859	874
Pool #MA0089,
4.00%, 5/20/42	990	963
Pool #MA1996,
4.00%, 6/20/44	184	178
Pool #MA3666,
5.00%, 5/20/46	423	434
Pool #MA4008,
5.50%, 10/20/46	61	63
Pool #MA6870,
5.00%, 9/20/50	312	319
Pool #MA8346,
4.00%, 10/20/52	1,018	969
Pool #MA8724,
4.50%, 3/20/53	1,042	1,023
		4,823
Total U.S. Government Agencies
(Cost $81,964)		80,972

U.S. GOVERNMENT OBLIGATIONS – 13.1%
U.S. Treasury Bonds – 3.8%
4.63%, 11/15/45	2,317	2,272
4.63%, 11/15/55	8,941	8,652
		10,924
U.S. Treasury Notes – 6.4%
3.88%, 7/15/28	2,324	2,345
4.38%, 12/31/29(11)	810	832
4.25%, 1/31/30(11)	50	51
3.88%, 6/30/30(11)	4,877	4,918
FIXED INCOME FUNDS 125 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 13.1%continued
U.S. Treasury Notes – 6.4%continued
4.25%, 5/15/35(11)	$105	$106
4.00%, 11/15/35	10,422	10,295
		18,547
U.S. Treasury Strips – 2.9%
1.48%, 2/15/51(12)	29,423	8,422
Total U.S. Government Obligations
(Cost $47,515)		37,893

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(13) (14) (15)	2,826,695	$2,827
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(13) (14)	294,814	295
Total Investment Companies
(Cost $3,122)		3,122

Total Investments – 100.1%
(Cost $298,511)		289,745
Liabilities less Other Assets – (0.1%)		(316)
NET ASSETS – 100.0%		$289,429

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately
$78,759,000 or 27.2% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Variable or floating rate security. Rate as of December 31, 2025 is disclosed.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(7)	Perpetual bond. Maturity date represents next call date.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Zero coupon bond.
(11)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(12)	Discount rate at the time of purchase.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of December 31, 2025 is disclosed.
(15)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	90	$18,791	Long	3/26	$(8)
5-Year U.S. Treasury Note	23	2,514	Long	3/26	(8)
U.S. Treasury Long Bond	190	21,963	Long	3/26	(225)
Ultra 10-Year U.S. Treasury Note	(126)	(14,492)	Short	3/26	89
Ultra Long U.S. Treasury Bond	(35)	(4,130)	Short	3/26	71
Total					$(81)
NORTHERN FUNDS QUARTERLY REPORT  126 FIXED INCOME FUNDS

Schedule of Investments

FIXED INCOME FUND continued	December 31, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities:
Whole Loan	$—	$20,271	$757	$21,028
All Other Industries(1)	—	34,467	—	34,467
Total Asset-Backed Securities	—	54,738	757	55,495
Commercial Mortgage-Backed Securities	—	21,978	—	21,978
Corporate Bonds(1)	—	72,792	—	72,792
Foreign Issuer Bonds(1)	—	17,493	—	17,493
U.S. Government Agencies(1)	—	80,972	—	80,972
U.S. Government Obligations(1)	—	37,893	—	37,893
Investment Companies	3,122	—	—	3,122
Total Investments	$3,122	$285,866	$757	$289,745
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$160	$—	$—	$160
Liabilities
Futures Contracts	(241)	—	—	(241)
Total Other Financial Instruments	$(81)	$—	$—	$(81)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$28,452	$25,625	$4 (1)	$2,827	2,826,695
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,380	105,991	108,076	122	295	294,814
Total	$2,380	$134,443	$133,701	$126	$3,122	3,121,509

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
FIXED INCOME FUNDS 127 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

HIGH YIELD FIXED INCOME FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 80.6%
Advertising & Marketing – 1.0%
Dotdash Meredith, Inc.,
7.63%, 6/15/32 (1)	$5,125	$4,668
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	16,097	16,124
10.38%, 5/15/31 (1)	2,365	2,425
		23,217
Aerospace & Defense – 1.5%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	5,375	5,562
Axon Enterprise, Inc.,
6.13%, 3/15/30 (1)	2,865	2,957
6.25%, 3/15/33 (1)	1,655	1,722
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	3,595	3,599
TransDigm, Inc.,
6.88%, 12/15/30 (1)	3,615	3,783
7.13%, 12/1/31 (1)	1,105	1,161
6.00%, 1/15/33 (1)	2,159	2,210
6.38%, 5/31/33 (1)	8,800	9,030
6.25%, 1/31/34 (1)	1,865	1,935
6.75%, 1/31/34 (1)	1,365	1,422
		33,381
Apparel & Textile Products – 0.2%
William Carter (The) Co.,
7.38%, 2/15/31(1) †	3,645	3,769
Asset Management – 0.9%
Hightower Holding LLC,
9.13%, 1/31/30 (1)	6,530	6,922
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	4,830	4,815
10.00%, 11/15/29 (1)	3,175	3,173
9.00%, 6/15/30	3,375	3,226
Osaic Holdings, Inc.,
6.75%, 8/1/32 (1)	465	486
8.00%, 8/1/33 (1)	1,370	1,425
		20,047
Automotive – 1.8%
Adient Global Holdings Ltd.,
7.50%, 2/15/33 (1) †	5,235	5,403
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28 †	4,252	4,253
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Automotive – 1.8%continued
6.38%, 10/15/32 (1)	$1,445	$1,471
7.75%, 10/15/33 (1)	2,150	2,191
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1) †	3,050	3,128
Dana, Inc.,
4.25%, 9/1/30	6,855	6,637
Ford Motor Co.,
9.63%, 4/22/30	2,030	2,351
4.75%, 1/15/43	2,095	1,664
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31 †	2,690	2,582
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28 (1) †	1,825	1,830
6.13%, 9/30/30 (1)	1,825	1,825
Phinia, Inc.,
6.75%, 4/15/29 (1)	6,540	6,772
		40,107
Basic Industry – 0.4%
Avient Corp.,
6.25%, 11/1/31(1)	8,620	8,861
Biotechnology & Pharmaceuticals – 1.3%
1261229 B.C. Ltd.,
10.00%, 4/15/32 (1)	8,500	8,843
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	11,455	11,341
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 4/30/28 (1)	6,060	5,905
5.13%, 4/30/31 (1) †	5,255	4,352
		30,441
Cable & Satellite – 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	20,652	20,490
4.25%, 2/1/31 (1)	9,935	9,131
4.75%, 2/1/32 (1)	14,295	13,065
4.50%, 6/1/33 (1)	9,815	8,592
4.25%, 1/15/34 (1) †	5,906	5,022
CSC Holdings LLC,
11.75%, 1/31/29 (1)	3,025	2,248
6.50%, 2/1/29 (1)	10,985	7,277
5.75%, 1/15/30 (1)	7,445	2,752
NORTHERN FUNDS QUARTERLY REPORT  128 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Cable & Satellite – 4.3%continued
4.63%, 12/1/30 (1)	$3,735	$1,334
Directv Financing LLC,
8.88%, 2/1/30 (1)	2,455	2,484
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	3,954	3,977
DISH DBS Corp.,
7.75%, 7/1/26 †	9,155	9,044
5.25%, 12/1/26 (1) †	8,257	8,007
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,420	2,518
Midcontinent Communications,
8.00%, 8/15/32 (1)	2,380	2,437
		98,378
Chemicals – 1.7%
Celanese U.S. Holdings LLC,
6.50%, 4/15/30	4,970	4,994
6.75%, 4/15/33 †	4,655	4,631
Celanese US Holdings LLC,
7.00%, 2/15/31	985	1,009
7.38%, 2/15/34	1,910	1,942
Huntsman International LLC,
5.70%, 10/15/34 †	2,370	2,147
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	866	867
Inversion Escrow Issuer LLC,
6.75%, 8/1/32 (1)	5,080	5,061
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	7,720	7,704
Olympus Water U.S. Holding Corp.,
7.25%, 2/15/33 (1)	3,995	4,015
Qnity Electronics, Inc.,
5.75%, 8/15/32 (1)	2,980	3,047
6.25%, 8/15/33 (1)	2,980	3,089
		38,506
Commercial Support Services – 2.3%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	3,285	3,204
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	5,170	5,449
AMN Healthcare, Inc.,
6.50%, 1/15/31 (1) †	2,445	2,446
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Commercial Support Services – 2.3%continued
Brink's (The) Co.,
6.50%, 6/15/29 (1)	$4,228	$4,378
GFL Environmental, Inc.,
6.75%, 1/15/31 (1)	5,695	5,975
Luna 1.5 S.a.r.l.,
12.00%, 7/1/32 (1) (2)	6,085	6,370
OT Midco, Inc.,
10.00%, 2/15/30 (1) †	4,000	1,592
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	4,851	4,998
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	2,835	2,921
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	3,530	3,531
VT Topco, Inc.,
8.50%, 8/15/30 (1) †	6,720	7,018
Williams Scotsman, Inc.,
6.63%, 6/15/29 (1)	3,060	3,160
		51,042
Construction Materials – 0.8%
Quikrete Holdings, Inc.,
6.38%, 3/1/32 (1)	5,976	6,220
6.75%, 3/1/33 (1)	4,900	5,117
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31 (1)	3,530	3,776
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	3,320	3,044
		18,157
Consumer Non-Cyclical – 0.3%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	7,205	7,565
Consumer Services – 0.3%
StoneMor, Inc.,
8.50%, 5/15/29(1)	6,070	5,933
Containers & Packaging – 0.3%
LABL, Inc.,
5.88%, 11/1/28 (1) †	3,400	2,131
Mauser Packaging Solutions Holding Co.,
9.25%, 4/15/30 (1) †	2,897	2,781
FIXED INCOME FUNDS 129 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Containers & Packaging – 0.3%continued
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1) †	$1,420	$1,449
		6,361
Electric Utilities – 2.7%
Alpha Generation LLC,
6.25%, 1/15/34 (1)	1,010	1,019
Calpine Corp.,
5.13%, 3/15/28 (1)	7,022	7,030
5.00%, 2/1/31 (1)	3,195	3,245
Hawaiian Electric Co., Inc.,
6.00%, 10/1/33 (1)	1,565	1,587
Lightning Power LLC,
7.25%, 8/15/32 (1)	4,230	4,498
NRG Energy, Inc.,
5.75%, 1/15/28	7,565	7,594
5.75%, 7/15/29 (1)	4,320	4,299
5.75%, 1/15/34 (1)	1,445	1,460
6.25%, 11/1/34 (1)	6,340	6,511
6.00%, 1/15/36 (1)	3,430	3,475
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,720	3,669
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,435	3,637
6.25%, 2/1/34 (1)	3,400	3,471
6.50%, 2/1/36 (1)	2,430	2,513
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	5,510	5,512
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31 (1)	620	651
8.63%, 3/15/33 (1)	1,895	1,994
		62,165
Electrical Equipment – 0.5%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	9,800	10,215
Energy – 0.2%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29(1)	4,135	4,332
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Engineering & Construction – 0.7%
AECOM,
6.00%, 8/1/33 (1)	$4,020	$4,120
Arcosa, Inc.,
6.88%, 8/15/32 (1)	3,701	3,901
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32 (1)	7,510	7,666
		15,687
Entertainment Content – 1.7%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	12,035	5,175
AMC Networks, Inc.,
10.50%, 7/15/32 (1) †	3,470	3,833
TEGNA, Inc.,
5.00%, 9/15/29	4,877	4,834
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	2,343	2,382
8.50%, 7/31/31 (1)	7,390	7,718
9.38%, 8/1/32 (1)	1,160	1,246
Versant Media Group, Inc.,
7.25%, 1/30/31 (1)	1,375	1,419
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	4,195	3,683
5.05%, 3/15/42	6,180	4,363
5.14%, 3/15/52	4,855	3,199
		37,852
Food – 0.8%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	8,605	8,978
9.63%, 9/15/32 (1) †	5,375	5,633
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	2,111	1,999
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	2,672	2,575
		19,185
Forestry, Paper & Wood Products – 0.3%
Magnera Corp.,
4.75%, 11/15/29(1)	7,842	7,248
NORTHERN FUNDS QUARTERLY REPORT  130 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
9.50%, 6/1/30 (1)	$2,465	$2,626
Ferrellgas L.P./Ferrellgas Finance Corp.,
9.25%, 1/15/31 (1)	2,765	2,848
		5,474
Health Care Facilities & Services – 3.1%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	7,535	7,350
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29 (1) †	2,125	1,891
6.13%, 4/1/30 (1)	3,420	2,740
10.88%, 1/15/32 (1)	9,049	9,876
9.75%, 1/15/34 (1)	5,640	5,924
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (3)	5,082	5,308
DaVita, Inc.,
6.88%, 9/1/32 (1)	4,150	4,320
6.75%, 7/15/33 (1)	2,960	3,069
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	5,910	5,807
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	4,025	4,333
10.00%, 6/1/32 (1)	2,725	2,897
Star Parent, Inc.,
9.00%, 10/1/30 (1)	5,291	5,647
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1) †	8,076	8,178
Tenet Healthcare Corp.,
5.50%, 11/15/32 (1)	3,255	3,300
		70,640
Home & Office Products – 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29 (1)	1,715	1,399
FXI Holdings, Inc.,
14.00%, 11/15/29 (1) (2) †	2,920	1,722
11.00%, 11/15/30 (1) †	4,883	4,364
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Home & Office Products – 0.8%continued
Newell Brands, Inc.,
6.63%, 5/15/32 †	$2,860	$2,775
7.38%, 4/1/36 †	9,065	8,514
		18,774
Home Construction – 1.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33 (1)	2,175	2,177
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	5,810	5,825
Century Communities, Inc.,
6.63%, 9/15/33 (1)	1,390	1,405
Dream Finders Homes, Inc.,
6.88%, 9/15/30 (1)	2,510	2,524
K Hovnanian Enterprises, Inc.,
8.00%, 4/1/31 (1)	1,040	1,062
8.38%, 10/1/33 (1)	1,030	1,047
KB Home,
7.25%, 7/15/30	4,030	4,163
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	2,380	2,483
4.00%, 7/15/29 (1) †	5,260	4,793
M/I Homes, Inc.,
3.95%, 2/15/30	2,040	1,963
New Home (The) Co., Inc.,
8.50%, 11/1/30 (1)	6,300	6,488
		33,930
Household Products – 0.1%
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30 †	340	329
6.13%, 9/30/32	3,010	2,932
		3,261
Industrial Intermediate Products – 0.6%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26 (1) (4) (5)	2,819	41
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,150	6,410
9.50%, 1/1/31 (1)	2,915	3,094
Park-Ohio Industries, Inc.,
8.50%, 8/1/30 (1)	3,000	3,080
		12,625
FIXED INCOME FUNDS 131 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Industrial Support Services – 0.9%
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	$2,502	$2,643
8.00%, 3/15/33 (1) †	7,256	7,613
Herc Holdings, Inc.,
7.00%, 6/15/30 (1)	1,940	2,042
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,365	3,314
Synergy Infrastructure Holdings LLC,
7.88%, 12/1/30 (1)	2,305	2,390
United Rentals North America, Inc.,
3.75%, 1/15/32	2,030	1,904
		19,906
Institutional Financial Services – 0.7%
Aretec Group, Inc.,
7.50%, 4/1/29 (1)	3,742	3,758
10.00%, 8/15/30 (1)	2,934	3,163
Armor Holdco, Inc.,
8.50%, 11/15/29 (1) †	4,145	4,175
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	6,025	5,373
		16,469
Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 2/15/29 (1)	4,410	4,301
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.50%, 10/1/31 (1)	5,400	5,568
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/32 (1)	1,325	1,375
		11,244
Internet Media & Services – 0.2%
GrubHub Holdings, Inc.,
13.00%, 7/31/30 (1) (2) †	1,555	1,265
Snap, Inc.,
6.88%, 3/15/34 (1) †	1,980	2,039
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	1,749	1,373
		4,677
IT Services – 0.6%
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	9,712	9,977
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
IT Services – 0.6%continued
Virtusa Corp.,
7.13%, 12/15/28 (1)	$2,650	$2,612
		12,589
Leisure Facilities & Services – 4.4%
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,155	5,084
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	3,690	3,822
6.50%, 2/15/32 (1) †	6,642	6,803
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
6.75%, 1/15/30 (1) †	4,060	3,859
Full House Resorts, Inc.,
8.25%, 2/15/28 (1) †	10,771	9,357
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,555	3,311
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	3,980	3,900
Light & Wonder International, Inc.,
6.25%, 10/1/33 (1)	3,185	3,223
Marriott Ownership Resorts, Inc.,
6.50%, 10/1/33 (1)	5,035	4,831
NCL Corp. Ltd.,
6.25%, 3/1/30 (1)	4,975	5,053
5.88%, 1/15/31 (1)	1,570	1,564
6.75%, 2/1/32 (1)	10,110	10,352
6.25%, 9/15/33 (1)	915	914
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1) †	4,805	4,450
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1) †	2,190	1,451
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
6.25%, 10/15/30 (1)	1,435	1,465
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	9,796	9,992
11.13%, 7/15/30 (1)	6,265	5,194
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	2,565	2,280
Travel + Leisure Co.,
6.13%, 9/1/33 (1) †	4,105	4,167
NORTHERN FUNDS QUARTERLY REPORT  132 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Leisure Facilities & Services – 4.4%continued
Viking Cruises Ltd.,
7.00%, 2/15/29 (1)	$5,680	$5,712
5.88%, 10/15/33 (1)	2,620	2,660
		99,444
Leisure Products – 0.6%
Patrick Industries, Inc.,
6.38%, 11/1/32 (1)	6,760	6,936
Thor Industries, Inc.,
4.00%, 10/15/29 (1) †	6,390	6,156
		13,092
Machinery – 1.2%
Amsted Industries, Inc.,
6.38%, 3/15/33 (1)	3,580	3,687
Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,540	4,461
5.88%, 6/30/29 (1)	3,070	3,051
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	2,895	3,117
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	6,655	7,079
Titan International, Inc.,
7.00%, 4/30/28	5,145	5,172
		26,567
Medical Equipment & Devices – 0.5%
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	5,352	5,225
5.25%, 10/1/29 (1) †	6,860	6,899
		12,124
Metals & Mining – 0.8%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31 (1)	4,055	4,311
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29 (1)	2,900	3,062
Alumina Pty. Ltd.,
6.38%, 9/15/32 (1)	2,238	2,324
Constellium S.E.,
3.75%, 4/15/29 (1)	2,785	2,689
6.38%, 8/15/32 (1) †	3,943	4,070
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Metals & Mining – 0.8%continued
Kaiser Aluminum Corp.,
5.88%, 3/1/34 (1)	$2,395	$2,402
		18,858
Oil & Gas Services & Equipment – 1.5%
Kodiak Gas Services LLC,
6.50%, 10/1/33 (1)	2,330	2,381
6.75%, 10/1/35 (1)	1,720	1,768
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	790	790
Nabors Industries, Inc.,
9.13%, 1/31/30 (1)	1,375	1,438
Noble Finance II LLC,
8.00%, 4/15/30 (1)	1,775	1,844
Oceaneering International, Inc.,
6.00%, 2/1/28	3,895	3,943
SESI LLC,
7.88%, 9/30/30 (1)	1,735	1,708
Tidewater, Inc.,
9.13%, 7/15/30 (1)	2,070	2,222
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	1,518	1,555
Transocean International Ltd.,
8.75%, 2/15/30 (1)	3,109	3,246
8.50%, 5/15/31 (1)	1,460	1,446
7.88%, 10/15/32 (1)	1,080	1,128
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,089	1,112
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29 (1)	4,560	4,720
6.25%, 10/1/33 (1)	1,025	1,038
Weatherford International Ltd.,
6.75%, 10/15/33 (1)	4,395	4,500
		34,839
Oil & Gas Supply Chain – 10.0%
California Resources Corp.,
7.00%, 1/15/34 (1)	3,235	3,187
CITGO Petroleum Corp.,
8.38%, 1/15/29 (1)	2,800	2,911
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,565	3,673
8.63%, 11/1/30 (1)	2,880	3,018
FIXED INCOME FUNDS 133 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Oil & Gas Supply Chain – 10.0%continued
8.75%, 7/1/31 (1)	$3,780	$3,921
9.63%, 6/15/33 (1)	3,490	3,765
CNX Resources Corp.,
7.38%, 1/15/31 (1)	1,656	1,715
7.25%, 3/1/32 (1)	3,457	3,610
Comstock Resources, Inc.,
6.75%, 3/1/29 (1) †	3,230	3,237
6.75%, 3/1/29 (1)	1,990	1,986
Crescent Energy Finance LLC,
7.75%, 7/31/29 (1)	8,372	8,353
7.63%, 4/1/32 (1)	4,315	4,184
7.88%, 4/15/32 (1) †	790	778
8.38%, 1/15/34 (1)	2,990	2,970
CVR Energy, Inc.,
8.50%, 1/15/29 (1)	2,606	2,679
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,310	2,323
8.63%, 3/15/29 (1)	5,785	6,064
7.38%, 6/30/33 (1)	3,460	3,531
EQT Corp.,
6.38%, 4/1/29	3,745	3,876
7.50%, 6/1/30	3,405	3,748
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	5,500	5,742
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	3,625	3,671
7.13%, 7/1/33 (1)	2,005	2,046
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	2,800	2,842
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	5,952	5,997
8.38%, 11/1/33 (1)	1,540	1,573
Howard Midstream Energy Partners LLC,
6.63%, 1/15/34 (1)	2,040	2,096
ITT Holdings LLC,
6.50%, 8/1/29 (1)	7,730	7,420
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	5,580	5,761
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Oil & Gas Supply Chain – 10.0%continued
Murphy Oil Corp.,
6.00%, 10/1/32 †	$3,585	$3,581
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32 (1)	9,683	10,028
Northern Oil & Gas, Inc.,
7.88%, 10/15/33 (1)	940	915
NuStar Logistics L.P.,
6.00%, 6/1/26	4,165	4,174
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28 †	6,448	6,387
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	4,575	4,636
Range Resources Corp.,
8.25%, 1/15/29 †	3,935	4,013
Rockies Express Pipeline LLC,
6.75%, 3/15/33 (1)	1,470	1,551
SM Energy Co.,
6.75%, 8/1/29 (1)	6,669	6,718
7.00%, 8/1/32 (1)	3,555	3,495
Sunoco L.P.,
7.00%, 5/1/29 (1)	4,145	4,322
4.50%, 10/1/29 (1)	2,320	2,261
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.23%), 7.88%, 9/18/30 (1) (3) (6)	3,090	3,174
6.25%, 7/1/33 (1)	1,385	1,419
5.88%, 3/15/34 (1)	2,250	2,250
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 4/30/30	1,370	1,338
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	3,880	4,014
Talos Production, Inc.,
9.00%, 2/1/29 (1) †	1,300	1,350
9.38%, 2/1/31 (1)	5,810	6,059
TransMontaigne Partners LLC,
8.50%, 6/15/30 (1)	6,855	6,919
Venture Global LNG, Inc.,
9.50%, 2/1/29 (1)	17,963	18,619
8.38%, 6/1/31 (1)	13,653	13,581
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30 (1)	335	341
NORTHERN FUNDS QUARTERLY REPORT  134 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Oil & Gas Supply Chain – 10.0%continued
6.50%, 1/15/34 (1)	$3,575	$3,662
6.50%, 6/15/34 (1) †	1,025	1,048
6.75%, 1/15/36 (1)	3,865	3,959
		226,491
Publishing & Broadcasting – 2.0%
Beasley Mezzanine Holdings LLC,
9.20%, 8/1/28 (1)	5,830	2,215
Clear Channel Outdoor Holdings, Inc.,
7.50%, 6/1/29 (1)	5,471	5,432
7.88%, 4/1/30 (1)	2,260	2,380
7.13%, 2/15/31 (1)	2,310	2,420
Cumulus Media New Holdings, Inc.,
8.00%, 7/1/29 (1)	5,760	1,555
EW Scripps (The) Co.,
9.88%, 8/15/30 (1)	4,950	4,944
Gray Media, Inc.,
10.50%, 7/15/29 (1) †	4,822	5,185
5.38%, 11/15/31 (1)	4,446	3,334
9.63%, 7/15/32 (1)	2,080	2,164
iHeartCommunications, Inc.,
10.88%, 5/1/30 (1) †	2,381	2,058
7.75%, 8/15/30 (1)	3,106	2,718
Lamar Media Corp.,
5.38%, 11/1/33 (1)	3,515	3,492
McGraw-Hill Education, Inc.,
7.38%, 9/1/31 (1)	3,860	4,071
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,005	4,016
		45,984
Real Estate Investment Trusts – 1.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	3,563	3,521
Global Net Lease, Inc.,
4.50%, 9/30/28 (1)	5,480	5,370
IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,215	5,142
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	7,254	7,156
Millrose Properties, Inc.,
6.38%, 8/1/30 (1)	2,755	2,819
6.25%, 9/15/32 (1)	2,145	2,164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Real Estate Investment Trusts – 1.7%continued
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	$3,490	$3,369
8.50%, 2/15/32 (1)	600	641
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	2,765	2,700
Service Properties Trust,
0.00%, 9/30/27 (1) (7)	295	267
5.50%, 12/15/27	6,535	6,433
		39,582
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,205	4,375
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	4,150	4,146
5.75%, 3/31/34 (1)	1,995	2,003
		6,149
Retail - Discretionary – 3.3%
Academy Ltd.,
6.00%, 11/15/27 (1)	6,010	6,015
Advance Auto Parts, Inc.,
7.00%, 8/1/30 (1) †	2,265	2,277
7.38%, 8/1/33 (1)	3,505	3,519
Bath & Body Works, Inc.,
6.63%, 10/1/30 (1)	4,230	4,325
6.75%, 7/1/36	7,455	7,399
Carvana Co.,
9.00%, (100% Cash), 6/1/30 (1) (2)	1,194	1,251
9.00%, 6/1/31 (1) (2)	1,633	1,843
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	5,235	5,218
LBM Acquisition LLC,
9.50%, 6/15/31 (1)	3,800	3,961
Macy's Retail Holdings LLC,
4.50%, 12/15/34	4,780	4,338
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1) †	7,014	6,967
FIXED INCOME FUNDS 135 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Retail - Discretionary – 3.3%continued
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	$2,435	$2,341
7.88%, 5/1/29 (1)	1,300	1,200
Park River Holdings, Inc.,
8.00%, 3/15/31 (1)	4,040	4,166
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 9/15/32 (1)	1,890	1,923
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	2,750	4
11.00%, 12/15/29 (1)	1,000	60
Staples, Inc.,
10.75%, 9/1/29 (1)	7,510	7,466
Victoria's Secret & Co.,
4.63%, 7/15/29 (1) †	3,945	3,825
Victra Holdings LLC/Victra Finance Corp.,
8.75%, 9/15/29 (1) †	6,235	6,579
		74,677
Semiconductors – 0.1%
Coherent Corp.,
5.00%, 12/15/29(1) †	2,011	2,003
Software – 2.3%
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,065	3,157
Castle U.S. Holding Corp.,
10.00%, 6/30/31 (1)	3,995	599
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	7,605	6,448
Cloud Software Group, Inc.,
9.00%, 9/30/29 (1)	6,740	7,018
8.25%, 6/30/32 (1)	3,990	4,170
6.63%, 8/15/33 (1)	2,105	2,086
CoreWeave, Inc.,
9.25%, 6/1/30 (1)	9,490	8,823
9.00%, 2/1/31 (1) †	650	596
McAfee Corp.,
7.38%, 2/15/30 (1)	9,230	8,049
Pagaya U.S. Holdings Co. LLC,
8.88%, 8/1/30 (1) †	9,345	8,153
UKG, Inc.,
6.88%, 2/1/31 (1)	3,320	3,412
		52,511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Specialty Finance – 8.7%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (6)	$5,605	$5,548
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (3) (6)	1,515	1,440
Arbor Realty SR, Inc.,
8.50%, 12/15/28 (1)	1,460	1,455
Blackstone Mortgage Trust, Inc.,
7.75%, 12/1/29 (1)	2,200	2,347
Block, Inc.,
6.00%, 8/15/33 (1)	2,440	2,505
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	6,430	6,834
Bread Financial Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%), 8.38%, 6/15/35 (1) (3)	2,051	2,120
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	7,929	7,731
9.25%, 7/1/31 (1)	8,340	8,588
7.50%, 7/15/33 (1)	540	519
Capital One Financial Corp.,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (3) (6) †	5,575	5,587
CPI CG, Inc.,
10.00%, 7/15/29 (1)	5,435	5,757
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/1/30 (1)	1,550	1,581
6.75%, 12/1/32 (1)	2,860	2,906
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM,
7.38%, 9/30/30 (1)	2,505	2,524
Encore Capital Group, Inc.,
9.25%, 4/1/29 (1)	3,065	3,226
8.50%, 5/15/30 (1) †	6,310	6,773
6.63%, 4/15/31 (1)	2,555	2,568
Enova International, Inc.,
9.13%, 8/1/29 (1) †	8,445	8,987
EZCORP, Inc.,
7.38%, 4/1/32 (1)	2,540	2,695
NORTHERN FUNDS QUARTERLY REPORT  136 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Specialty Finance – 8.7%continued
Freedom Mortgage Corp.,
12.25%, 10/1/30 (1)	$4,605	$5,108
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	3,230	3,376
8.38%, 4/1/32 (1) †	2,450	2,581
FTAI Aviation Investors LLC,
7.00%, 6/15/32 (1)	4,520	4,752
ION Platform Finance U.S., Inc.,
7.88%, 9/30/32 (1)	4,095	3,886
ION Platform Finance U.S., Inc./ION Platform Finance S.A.R.L.,
8.75%, 5/1/29 (1)	3,835	3,885
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	2,750	2,647
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	7,235	7,213
9.50%, 2/15/29 (1)	3,115	3,272
8.25%, 5/15/30 (1)	1,238	1,301
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (4) (5)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	9,035	8,975
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	4,615	4,608
Navient Corp.,
5.00%, 3/15/27	8,745	8,762
OneMain Finance Corp.,
7.50%, 5/15/31	5,955	6,266
6.50%, 3/15/33	4,398	4,442
PennyMac Financial Services, Inc.,
7.13%, 11/15/30 (1)	4,975	5,230
5.75%, 9/15/31 (1)	3,070	3,083
6.88%, 5/15/32 (1)	1,855	1,943
6.75%, 2/15/34 (1)	2,535	2,621
Planet Financial Group LLC,
10.50%, 12/15/29 (1)	5,945	6,225
Rfna L.P.,
7.88%, 2/15/30 (1)	9,245	9,403
Rocket Cos., Inc.,
6.50%, 8/1/29 (1)	5,747	5,927
6.13%, 8/1/30 (1)	4,965	5,134
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Specialty Finance – 8.7%continued
UWM Holdings LLC,
6.25%, 3/15/31 (1)	$3,100	$3,095
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (4) (5)	2,524	—
WEX, Inc.,
6.50%, 3/15/33 (1)	2,530	2,590
		198,016
Steel – 0.5%
Cleveland-Cliffs, Inc.,
7.50%, 9/15/31 (1)	3,701	3,904
Commercial Metals Co.,
5.75%, 11/15/33 (1)	1,440	1,472
6.00%, 12/15/35 (1)	1,810	1,858
TMS International Corp.,
6.25%, 4/15/29 (1)	2,165	2,092
United States Steel Corp.,
6.88%, 3/1/29	1,019	1,024
		10,350
Technology Hardware – 1.5%
CommScope LLC,
7.13%, 7/1/28 (1) †	1,372	1,377
9.50%, 12/15/31 (1) †	6,450	6,515
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	5,646	5,633
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	10,984	11,921
Seagate Data Storage Technology Pte. Ltd.,
3.38%, 7/15/31 (1)	2,615	2,279
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	6,129	6,337
		34,062
Telecommunications – 3.8%
APLD ComputeCo LLC,
9.25%, 12/15/30 (1) †	1,905	1,872
Cipher Compute LLC,
7.13%, 11/15/30 (1) †	1,675	1,706
EchoStar Corp.,
10.75%, 11/30/29	13,540	14,972
Frontier Communications Holdings LLC,
6.75%, 5/1/29 (1)	6,695	6,746
Hughes Satellite Systems Corp.,
6.63%, 8/1/26 †	2,475	2,260
FIXED INCOME FUNDS 137 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Telecommunications – 3.8%continued
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	$9,811	$9,369
4.88%, 6/15/29 (1)	1,490	1,449
6.88%, 6/30/33 (1)	4,010	4,102
7.00%, 3/31/34 (1) †	3,145	3,241
8.50%, 1/15/36 (1)	3,095	3,173
Lumen Technologies, Inc.,
4.50%, 1/15/29 (1) †	710	657
7.60%, 9/15/39 †	340	327
7.65%, 3/15/42	340	321
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
6.50%, 2/15/29 (1) †	10,350	9,939
8.63%, 6/15/32 (1) †	3,350	3,300
Viasat, Inc.,
5.63%, 4/15/27 (1)	6,455	6,447
6.50%, 7/15/28 (1)	1,621	1,576
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	10,086	10,588
Zayo Group Holdings, Inc.,
9.25%, 3/9/30 (1) (2)	711	676
13.75%, 9/9/30 (1) (2) †	3,491	3,203
		85,924
Tobacco & Cannabis – 0.3%
Turning Point Brands, Inc.,
7.63%, 3/15/32(1)	5,685	6,051
Transportation & Logistics – 3.4%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	3,119	3,162
American Airlines, Inc.,
7.25%, 2/15/28 (1) †	1,870	1,912
8.50%, 5/15/29 (1)	2,572	2,690
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	1,213	1,214
5.75%, 4/20/29 (1)	13,230	13,472
Beacon Mobility Corp.,
7.25%, 8/1/30 (1)	3,740	3,911
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	5,975	5,809
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	2,935	3,027
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 80.6% continued
Transportation & Logistics – 3.4%continued
OneSky Flight LLC,
8.88%, 12/15/29 (1)	$5,725	$6,126
Star Leasing Co. LLC,
7.63%, 2/15/30 (1)	9,750	9,070
Stonepeak Nile Parent LLC,
7.25%, 3/15/32 (1)	9,745	10,313
United Airlines, Inc.,
4.63%, 4/15/29 (1)	6,860	6,829
XPO, Inc.,
7.13%, 6/1/31 (1)	8,204	8,557
		76,092
Transportation Equipment – 0.3%
Allison Transmission, Inc.,
5.88%, 12/1/33 (1)	810	823
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	760	796
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	5,022	5,218
		6,837
Total Corporate Bonds
(Cost $1,848,165)		1,826,066

FOREIGN ISSUER BONDS – 13.7%
Aerospace & Defense – 0.8%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	8,745	8,772
7.50%, 2/1/29 (1)	2,915	3,041
7.25%, 7/1/31 (1)	2,640	2,813
7.00%, 6/1/32 (1)	1,381	1,459
6.75%, 6/15/33 (1)	2,485	2,627
		18,712
Asset Management – 0.3%
CI Financial Corp.,
7.50%, 5/30/29(1)	6,075	6,449
Automotive – 0.8%
Forvia S.E.,
6.75%, 9/15/33 (1)	1,930	1,990
IHO Verwaltungs GmbH,
7.75%, (100% Cash), 11/15/30 (1) (2)	4,654	4,890
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	5,525	5,565
NORTHERN FUNDS QUARTERLY REPORT  138 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.7% continued
Automotive – 0.8%continued
7.50%, 3/24/31 (1)	$1,600	$1,617
6.88%, 4/23/32 (1) †	4,275	4,181
		18,243
Banking – 0.7%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (3) (6) †	3,775	4,213
Barclays PLC,
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (3) (6)	2,135	2,419
Credit Agricole S.A.,
(Variable, USD SOFR ICE Swap Rate 5Y + 3.58%), 7.13%, 9/23/35 (1) (3) (6)	2,490	2,593
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.63%, 9/27/35 (3) (6) †	1,210	1,208
Nordea Bank Abp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%), 6.75%, 11/10/33 (1) (3) (6)	2,280	2,341
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28 (1) (3) (6)	3,610	4,012
		16,786
Biotechnology & Pharmaceuticals – 0.2%
Bausch Health Cos., Inc.,
4.88%, 6/1/28 (1)	4,205	3,763
GENMAB A/S/GENMAB FINANCE LLC,
7.25%, 12/15/33 (1)	965	1,017
		4,780
Cable & Satellite – 0.3%
Ziggo Bond Co. B.V.,
5.13%, 2/28/30(1)	8,370	7,472
Chemicals – 0.5%
Cerdia Finanz GmbH,
9.38%, 10/3/31 (1)	7,770	8,032
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.7% continued
Chemicals – 0.5%continued
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	$4,130	$3,798
		11,830
Commercial Support Services – 0.1%
Garda World Security Corp.,
6.50%, 1/15/31(1)	1,555	1,591
Containers & Packaging – 0.0%
ARD Finance S.A.,
6.50%, 6/30/27(1) (4)	6,287	47
E-Commerce Discretionary – 0.1%
Rakuten Group, Inc.,
9.75%, 4/15/29(1)	2,947	3,294
Electric Utilities – 0.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC,
6.38%, 2/15/32(1)	3,540	3,546
Electrical Equipment – 0.1%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	2,940	2,941
Food – 0.2%
Minerva Luxembourg S.A.,
4.38%, 3/18/31(1)	3,720	3,458
Home Construction – 0.1%
Mattamy Group Corp.,
6.00%, 12/15/33(1)	2,380	2,360
Household Products – 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1) †	3,520	2,314
Industrial Support Services – 0.1%
Albion Financing 1 S.A.R.L./Aggreko Holdings, Inc.,
7.00%, 5/21/30(1)	2,940	3,068
Insurance – 1.0%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	11,302	11,746
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32 (1)	7,435	7,676
FIXED INCOME FUNDS 139 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.7% continued
Insurance – 1.0%continued
Jones Deslauriers Insurance Management, Inc.,
6.88%, 10/1/33 (1)	$3,750	$3,621
		23,043
Leisure Facilities & Services – 1.7%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	4,410	4,198
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	4,795	4,988
Brightstar Lottery PLC/Brightstar Global Solutions Corp.,
5.75%, 1/15/33 (1)	980	973
Cruise Yacht Upper HoldCo Ltd.,
11.88%, 7/5/28	8,250	7,187
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1) †	6,680	6,676
5.38%, 12/4/29 (1) †	2,500	2,473
6.50%, 9/24/33 (1)	2,065	2,068
Studio City Finance Ltd.,
5.00%, 1/15/29 (1) †	6,510	6,287
Wynn Macau Ltd.,
6.75%, 2/15/34 (1)	2,860	2,897
		37,747
Machinery – 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	5,895	6,182
Metals & Mining – 1.5%
Aris Mining Corp.,
8.00%, 10/31/29 (1)	4,220	4,402
Capstone Copper Corp.,
6.75%, 3/31/33 (1)	3,920	4,069
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	945	995
8.63%, 6/1/31 (1) †	9,070	9,546
7.25%, 2/15/34 (1)	1,365	1,435
Fortescue Treasury Pty. Ltd.,
4.38%, 4/1/31 (1)	7,160	6,923
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	6,451	6,852
		34,222
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.7% continued
Oil & Gas Services & Equipment – 0.3%
Enerflex, Inc.,
6.88%, 1/15/31 (1)	$1,605	$1,641
Seadrill Finance Ltd.,
8.38%, 8/1/30 (1)	5,855	6,089
		7,730
Oil & Gas Supply Chain – 0.4%
Baytex Energy Corp.,
7.38%, 3/15/32 (1)	2,085	2,177
EG Global Finance PLC,
12.00%, 11/30/28 (1)	5,286	5,745
		7,922
Specialty Finance – 0.9%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	3,355	3,431
goeasy Ltd.,
9.25%, 12/1/28 (1)	4,175	4,293
6.88%, 5/15/30 (1)	6,076	5,799
6.88%, 2/15/31 (1)	1,195	1,118
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30 (1)	5,385	5,737
		20,378
Steel – 0.2%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	3,415	3,619
Telecommunications – 2.4%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	4,915	3,440
5.75%, 8/15/29 (1) †	2,160	1,498
Altice France Lux 3/Altice Holdings 1,
10.00%, 1/15/33 (1)	2,082	1,909
Altice France S.A.,
0.00%, 5/15/27 [EUR](1) (6) (7)	9	1
6.88%, 10/15/30 (1)	2,538	2,461
6.50%, 4/15/32 (1)	5,090	4,880
6.88%, 7/15/32 (1)	7,081	6,790
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
9.00%, 9/15/29 (1)	3,952	4,192
Fibercop S.p.A.,
6.38%, 11/15/33 (1)	7,004	6,941
Iliad Holding SAS,
7.00%, 10/15/28 (1)	2,950	2,987
NORTHERN FUNDS QUARTERLY REPORT  140 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.7% continued
Telecommunications – 2.4%continued
8.50%, 4/15/31 (1)	$1,675	$1,803
7.00%, 4/15/32 (1)	2,400	2,476
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	1,950	1,549
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	5,250	4,789
4.75%, 7/15/31 (1)	4,740	4,376
6.75%, 1/15/33 (1)	3,200	3,173
		53,265
Transportation & Logistics – 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	3,045	3,067
6.38%, 2/1/30 (1) †	4,125	3,926
		6,993
Transportation Equipment – 0.1%
New Flyer Holdings, Inc.,
9.25%, 7/1/30(1)	1,810	1,945
Total Foreign Issuer Bonds
(Cost $313,889)		309,937

TERM LOANS – 0.1% (8)
Biotechnology & Pharmaceuticals – 0.1%
Alvogen Pharma U.S., Inc., Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 3.00% Floor), 6.17%, 3/1/29	2,694	1,765
Total Term Loans
(Cost $2,631)		1,765

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Financial Services – 0.0%
Yeoman Capital S.A.(1) (5) *	76,076	$495
Media – 0.0%
Beasley Broadcast Group, Inc., Class A*	6,461	32
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(5) (9) *	2,621	—
Total Common Stocks
(Cost $1,682)		527

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(5) (9) *	15,725	$—
Total Preferred Stocks
(Cost $1,573)		—

INVESTMENT COMPANIES – 9.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(10) (11) (12)	120,313,425	120,313
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(10) (11)	85,487,913	85,488
Total Investment Companies
(Cost $205,801)		205,801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
3.70%, 5/7/26(13) (14)	$546	$539
Total Short-Term Investments
(Cost $539)		539

Total Investments – 103.5%
(Cost $2,374,280)		2,344,635
Liabilities less Other Assets – (3.5%)		(79,386)
NET ASSETS – 100.0%		$2,265,249

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately
$1,887,916,000 or 83.3% of net assets.

(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Zero coupon bond.
(8)	Variable or floating rate security. Rate as of December 31, 2025 is disclosed.
(9)	Restricted security. At December 31, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

FIXED INCOME FUNDS 141 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
Voyager Aviation Holdings LLC	5/18/21	3

(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of December 31, 2025 is disclosed.
(12)	Investment of cash collateral received from securities lending activities.
(13)	Discount rate at the time of purchase.
(14)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	400	$83,516	Long	3/26	$(35)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Industrial Intermediate Products	$—	$12,584	$41	$12,625
All Other Industries(1)	—	1,813,441	—	1,813,441
Total Corporate Bonds	—	1,826,025	41	1,826,066
Foreign Issuer Bonds(1)	—	309,937	—	309,937
Term Loans	—	1,765	—	1,765
Common Stocks:
Financial Services	—	—	495	495
Media	32	—	—	32
Total Common Stocks	32	—	495	527
Investment Companies	205,801	—	—	205,801
Short-Term Investments	—	539	—	539
Total Investments	$205,833	$2,138,266	$536	$2,344,635
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(35)	$—	$—	$(35)

(1)	Classifications as defined in the Schedule of Investments.
NORTHERN FUNDS QUARTERLY REPORT  142 FIXED INCOME FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued	December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$441,451	$321,138	$706 (1)	$120,313	120,313,425
Northern Institutional Funds - U.S. Government Portfolio (Shares)	34,238	540,723	489,473	2,047	85,488	85,487,913
Total	$34,238	$982,174	$810,611	$2,753	$205,801	205,801,338

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
FIXED INCOME FUNDS 143 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.6%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,244
Health Care Facilities & Services – 0.5%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	488
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,752
		5,240
Total Corporate Bonds
(Cost $6,850)		6,484

MUNICIPAL BONDS – 98.7%
Alabama – 3.0%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	1,500	1,613
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	6,000	6,511
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2)	3,930	4,020
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	2,500	2,521
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2)	7,500	7,675
Huntsville Health Care Authority Revenue Bonds, Series B,
5.00%, 6/1/35	6,000	6,877
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,449
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	2,000	2,140
		32,806
Alaska – 1.0%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Alaska – 1.0%continued
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/40	$500	$558
5.50%, 10/1/41	500	551
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/32	2,010	2,266
Juneau City & Borough G.O. Unlimited Bonds,
5.00%, 6/1/35	2,000	2,322
Matanuska-Susitna Borough G.O. Unlimited Bonds, Series A,
5.00%, 11/1/44	725	774
		11,635
Arizona – 2.7%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	307
4.00%, 7/1/41	800	736
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	879
Glendale IDA Revenue Bonds, Midwestern University,
5.00%, 5/15/40	1,375	1,515
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,827
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,517
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	181
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,511
NORTHERN FUNDS QUARTERLY REPORT  144 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Arizona – 2.7%continued
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/45	$1,055	$1,127
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,500	1,659
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 7/1/39	12,000	13,653
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,023
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	1,500	1,627
		29,562
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,504
2.25%, 2/1/41	1,485	1,100
		4,604
California – 7.8%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,300
5.00%, 10/1/52	5,000	5,068
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	4,525	4,589
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	5,705	6,114
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
4.00%, 12/1/27(1) (2)	5,000	5,048
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
California – 7.8%continued
5.00%, 8/1/33(1) (2)	$5,000	$5,472
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/32(1) (2)	2,000	2,081
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,240	3,210
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	3,000	3,147
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,500	2,938
5.00%, 8/1/34	2,000	2,378
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	4,000	4,401
California State Infrastructure & Economic Development Bank Revenue Bonds, California Science Center Phase III Project,
5.00%, 11/1/31	1,500	1,701
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/34	1,585	1,633
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(3)	11,850	14,677
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	603
FIXED INCOME FUNDS 145 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
California – 7.8%continued
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	$4,420	$4,774
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/31	2,480	2,768
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.25%, 7/1/38	3,000	3,053
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	1,755	1,755
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,449
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	2,500	2,810
Southern California State Public Power Authority Variable Revenue Bonds, Southern Transmission System,
5.00%, 7/1/29(1) (2)	2,655	2,807
University of California Revenue Refunding Bonds, Series BZ,
5.00%, 5/15/39	1,635	1,884
		86,740
Colorado – 4.4%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	230
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,842
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Colorado – 4.4%continued
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/40	$1,500	$1,734
5.50%, 12/1/43	3,500	3,925
Arvada Sales & Use TRB,
5.00%, 12/1/31	2,000	2,138
Colorado Bridge & Tunnel Enterprise Senior Infrastructure Revenue Bonds, Series A (AG Insured),
5.25%, 12/1/44	930	1,013
5.25%, 12/1/45	1,300	1,403
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,081
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System/Sunbelt,
4.00%, 11/15/41	1,000	993
Colorado State Health Facilities Authority Revenue Bonds, Series A, Craig Hospital Project,
5.00%, 12/1/44	1,625	1,682
5.00%, 12/1/45	2,225	2,289
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,270
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.50%, 11/15/35	10,000	11,304
5.00%, 11/15/41	1,000	1,056
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	4,500	4,557
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,760
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,922
		49,199
NORTHERN FUNDS QUARTERLY REPORT  146 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Connecticut – 1.9%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	$5,005	$5,004
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 8/15/34	2,000	2,340
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A-3, Yale University,
2.95%, 7/1/27(1) (2)	3,000	3,017
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Transportation Infrastructure,
5.00%, 7/1/41	2,000	2,236
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,217
		20,814
Delaware – 0.3%
Delaware State EDA Variable Revenue Refunding Bonds, Series A, NRG Energy Project,
4.00%, 10/1/35(1) (2)	3,350	3,356
District of Columbia – 1.6%
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 7/1/47	2,000	2,074
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	7,500	8,175
5.00%, 10/1/33	4,765	5,370
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,720
		18,339
Florida – 8.2%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,530
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/40	795	854
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Florida – 8.2%continued
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	$3,000	$3,033
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects,
5.00%, 12/1/32	1,300	1,457
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B, Prerefunded,
4.00%, 7/1/26(4)	2,000	2,015
Central Florida State Tourism Oversight District Utilities Revenue Bonds, Series 1,
5.00%, 10/1/40	3,105	3,457
Columbia County School Board COPS (AG Insured),
5.00%, 7/1/37	1,135	1,287
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/33	2,100	2,363
Greater Orlando Aviation Authority Special Purpose Airport Facilities Revenue Bonds (AMT), United Airlines Inc., Project,
5.50%, 11/1/37	1,500	1,619
JEA Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	10,000	10,413
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/31	2,000	2,228
Lee County School Board COPS, Series A,
5.00%, 8/1/33	2,350	2,686
Lee County Transportation Facilities Revenue Refunding Bonds,
5.00%, 10/1/27	1,600	1,660
Manatee County School Board COPS, Master Lease Program (AG Insured),
5.00%, 7/1/42	2,000	2,184
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured),
5.00%, 2/1/37	1,500	1,685
FIXED INCOME FUNDS 147 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Florida – 8.2%continued
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/35	$2,810	$3,122
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	4,000	4,023
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	6,800	7,161
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AMT) (AGM Insured),
4.00%, 10/1/45	2,325	2,111
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,560
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,526
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/39	1,250	1,354
5.00%, 3/1/40	1,000	1,075
5.00%, 3/1/41	1,000	1,062
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2)	1,000	919
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	625	631
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,300	1,487
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,132
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,655
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Florida – 8.2%continued
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	$4,000	$4,013
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	2,500	2,800
USF Financing Corp. Capital Improvement Revenue Refunding Bonds, Student Housing Project,
5.00%, 7/1/29	2,000	2,159
5.00%, 7/1/34	1,000	1,153
Volusia County Educational Facilities Authority Revenue Bonds, Embry Riddle Aeronautical University,
5.00%, 10/15/35	2,500	2,863
		91,277
Georgia – 2.7%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,315
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/33	1,100	1,236
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	573
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,263
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,048
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(1) (2)	5,000	5,277
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	2,500	2,667
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,501
NORTHERN FUNDS QUARTERLY REPORT  148 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Georgia – 2.7%continued
Private Colleges & Universities Authority Exchangeable Revenue Bonds, Series B, Emory University,
5.00%, 9/1/33	$3,000	$3,472
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,138
		29,490
Hawaii – 0.7%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	5,000	5,074
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	2,510	2,538
		7,612
Illinois – 8.3%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,407
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.75%, 12/1/50	2,000	1,989
Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/33	2,640	2,764
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,743
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	2,400	2,472
Chicago Park District G.O. Limited Bonds, Series A,
5.00%, 1/1/40	1,500	1,631
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	1,220	1,270
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Illinois – 8.3%continued
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	$2,425	$1,861
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,192
5.25%, 11/15/35	5,000	5,197
Cook Kane Lake & Mc Henry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,180
DuPage County High School District No. 87 Glenbard Township G.O. Unlimited Bonds,
5.00%, 1/1/43	1,500	1,592
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,054
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	306
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,013
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
5.00%, 11/1/36(5)	2,000	2,159
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
5.00%, 11/15/34	3,000	3,348
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University System for Health,
5.00%, 11/15/30	3,650	3,935
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,653
FIXED INCOME FUNDS 149 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Illinois – 8.3%continued
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, UChicago Medicine,
5.00%, 8/15/35(1) (2)	$2,500	$2,752
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,750	1,876
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	2,700	3,053
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,549
5.00%, 9/1/35	4,000	4,486
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/39	5,000	5,413
Illinois State Sales TRB, Junior Series B,
5.00%, 6/15/38	3,000	3,313
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,060
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,740
Lake County Community Consolidated School District No. 34 Antioch G.O. Unlimited Bonds, Series C,
5.00%, 1/1/44	2,545	2,662
5.00%, 1/1/45	2,670	2,767
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,046
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,605
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	551
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Illinois – 8.3%continued
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	$2,000	$2,238
		91,877
Indiana – 2.7%
Bloomington Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 2/1/45	800	826
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/41	3,910	4,230
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	4,821
Indiana State Finance Authority Thermal Energy System Utility Revenue Refunding Bonds, Citizens Energy Group Project,
5.25%, 10/1/43	1,360	1,479
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	3,000	3,177
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/38	5,250	5,922
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Aid Intercept),
5.00%, 7/15/38	1,600	1,800
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/38	2,440	2,695
IPS Multi-School Building Corp. Sustainable Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/41	1,000	1,083
Lebanon Middle School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/40	1,000	1,094
NORTHERN FUNDS QUARTERLY REPORT  150 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Indiana – 2.7%continued
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	$1,025	$1,059
South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),
4.00%, 1/15/26	1,375	1,376
		29,562
Iowa – 0.2%
Le Mars Community School District G.O. Unlimited Bonds (AG Insured),
5.00%, 6/1/35	1,890	2,087
Kansas – 0.1%
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.50%, 9/1/35	670	754
Kentucky – 5.5%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,718
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,974
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	3,946
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/34	750	791
5.00%, 8/1/35	550	578
5.00%, 8/1/36	750	786
Kentucky State Property & Buildings Commission Revenue Bonds, Project No.130, Series A,
5.00%, 11/1/30	2,425	2,685
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Kentucky – 5.5%continued
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/38	$4,500	$5,133
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B,
5.00%, 12/1/33	2,885	2,991
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	2,000	2,116
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(1) (2)	9,000	9,720
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(1) (2)	8,130	8,746
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,315
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,397
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	6,000	5,234
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	2,170	2,407
Richmond G.O. Unlimited Bonds,
5.00%, 6/1/42	1,550	1,658
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas & Electric Co.,
1.30%, 9/1/27(1) (2)	1,000	953
		61,148
FIXED INCOME FUNDS 151 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Louisiana – 1.6%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2)	$2,500	$2,358
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured),
5.00%, 8/1/43	795	846
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	3,500	3,664
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,929
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	6,433
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,556
		17,786
Maine – 0.4%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,041
Maryland – 1.4%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	5,000	5,026
3.00%, 10/1/32	5,000	5,007
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,034
		15,067
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Massachusetts – 1.6%
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	$4,000	$4,484
Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series G,
5.00%, 12/1/40	1,625	1,840
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/45	2,000	2,047
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,702
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	517
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	2,000	2,172
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/50	2,000	2,094
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,207
		18,063
Michigan – 2.5%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,551
Comstock Park Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 11/1/44	1,170	1,252
5.00%, 11/1/49	2,230	2,327
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,786
NORTHERN FUNDS QUARTERLY REPORT  152 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Michigan – 2.5%continued
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	$1,175	$1,157
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	646
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/27	3,175	3,268
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Healthcare,
1.20%, 4/13/28(1) (2)	1,250	1,185
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,523
Rockford Public School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/44	3,805	4,021
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,683
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/30	1,760	1,908
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	4,200	4,536
		27,843
Minnesota – 0.2%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	2,000	2,036
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	$1,000	$648
Missouri – 1.4%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	1,215	1,248
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Marshall Energy Center Project,
5.00%, 1/1/51	1,000	1,026
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, IATAN 2 Project,
5.00%, 1/1/33	1,400	1,595
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,480
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,049
Saint Charles County Public Water Supply District No. 2 COPS,
5.25%, 12/1/46	5,000	5,296
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	2,022
		15,716
Nebraska – 1.2%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,767
McCook Revenue BANS,
4.50%, 9/1/27	2,000	2,025
Omaha G.O. Unlimited Bonds,
5.00%, 4/15/43	1,250	1,356
FIXED INCOME FUNDS 153 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Nebraska – 1.2%continued
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/41	$6,000	$6,543
		13,691
Nevada – 0.8%
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Reno-Tahoe Airport Authority Revenue Bonds (AMT), Taho International Airport,
5.00%, 7/1/31	850	924
5.00%, 7/1/32	1,000	1,098
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,735
		9,022
New Hampshire – 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	1,070	1,157
5.00%, 1/1/32	835	930
5.00%, 1/1/33	1,245	1,401
		3,488
New Jersey – 0.7%
New Jersey State Transportation Trust Fund Authority Program Revenue Bonds, Series AA,
5.00%, 6/15/38	1,600	1,822
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transformation Program Notes,
5.00%, 6/15/33	3,325	3,521
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	2,870	2,894
		8,237
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
New Mexico – 0.4%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	$1,300	$1,359
New Mexico Finance Authority Subordinate Lien Public Project Revenue Bonds,
5.00%, 6/15/43	1,475	1,611
5.00%, 6/15/44	1,000	1,081
		4,051
New York – 11.3%
Metropolitan Transportation Authority Dedicated Tax Fund Sustainable Revenue Refunding Bonds, Series B-2,
5.00%, 11/15/47	9,200	9,640
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/32	2,065	2,338
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,738
New York City Municipal Water Finance Authority & Sewer System Revenue Refunding Bonds, Series DD, Fiscal 2025,
5.50%, 6/15/39	1,500	1,783
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	3,959
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,145
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,077
NORTHERN FUNDS QUARTERLY REPORT  154 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
New York – 11.3%continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	$1,575	$1,638
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,064
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,609
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,155
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,815	3,992
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Series H, Fiscal 2025,
5.00%, 11/1/43	2,750	2,954
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/47	5,000	5,116
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,406
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/35	2,750	2,879
5.00%, 3/1/37	3,700	3,836
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,075
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	1,460	1,483
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
New York – 11.3%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	$665	$708
5.00%, 10/8/32	575	611
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,801
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,099
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,939
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,011
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2)	3,145	3,036
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,807
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,953
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,677
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	464
5.00%, 12/1/42	255	261
FIXED INCOME FUNDS 155 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
New York – 11.3%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	$350	$377
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	604
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport,
5.50%, 6/30/39	2,250	2,478
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,255
5.00%, 3/15/40	2,500	2,600
Onondaga Civic Development Corp. Revenue Bonds, Syracuse University Project,
5.25%, 12/1/45	1,000	1,093
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,072
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/32	12,550	10,918
2.00%, 10/1/34	1,500	1,236
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,377
		125,269
North Carolina – 0.5%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2)	4,500	4,234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
North Carolina – 0.5%continued
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/40	$1,250	$1,398
		5,632
Ohio – 1.8%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,333
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	10,600	12,290
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	600	630
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	106
4.00%, 12/1/35	300	303
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,429
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health,
5.00%, 1/15/34	2,260	2,557
5.00%, 1/15/36	1,500	1,685
		20,333
Oklahoma – 0.3%
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.00%, 7/1/45	1,000	1,064
Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A (AG Insured),
5.00%, 1/1/37	1,250	1,435
Oklahoma State Water Resources Board State Loan Program Revenue Bonds, Series C,
5.00%, 10/1/41	1,020	1,107
		3,606
NORTHERN FUNDS QUARTERLY REPORT  156 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Oregon – 0.4%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	$1,600	$1,644
Lane County Eugene School District No.4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	488
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,099
		4,231
Pennsylvania – 2.0%
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
6/1/44(7)	1,500	1,524
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	1,450	1,462
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,125
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,139
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	2,014
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,262
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2025,
5.00%, 6/1/30	2,000	2,197
Philadelphia Gas Works Revenue Refunding Bonds, 1998 General Ordinance,
5.00%, 8/1/32	2,485	2,823
		22,546
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Rhode Island – 0.1%
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	$1,535	$1,563
South Carolina – 1.1%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	1,125	1,149
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	10,000	10,811
		11,960
South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Sanford Series C-2,
5.00%, 11/1/32(1) (2)	2,355	2,611
Tennessee – 1.1%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,000
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, The Vanderbilt University,
5.00%, 10/1/49	1,000	1,061
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	10,000	10,170
		12,231
Texas – 6.7%
Austin Certificates of Obligation G.O. Limited Bonds,
5.00%, 9/1/39	4,000	4,543
Austin Texas Electric Utility System Revenue Refunding Bonds,
5.00%, 11/15/38	3,000	3,406
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	785
FIXED INCOME FUNDS 157 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Texas – 6.7%continued
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
5.25%, 11/1/39	$2,000	$2,222
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	1,000	1,001
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	2,630	2,653
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	1,000	558
Fort Worth Independent School District Revenue Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/35	1,500	1,755
5.00%, 2/15/36	1,500	1,761
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	2,000	2,177
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	5,000	5,344
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,552
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	155	158
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,860	4,860
5.00%, 1/1/39	5,000	5,153
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/1/30	2,820	2,928
San Antonio Electric & Gas Junior Lien Revenue Refunding Bonds,
5.00%, 2/1/35	1,640	1,761
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Texas – 6.7%continued
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
2/1/39(7)	$3,000	$3,412
2/1/40(7)	2,600	2,911
2/1/41(7)	2,400	2,657
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/38	2,000	2,291
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,557
Sherman Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/48	4,000	4,146
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	1,000	1,124
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Ascension Senior Credit,
5.00%, 11/15/35(1) (2)	2,000	2,278
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,663
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/36	1,500	1,759
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	867
Texas Water Development Board Revenue Bonds, Master Trust ,
5.00%, 10/15/35	2,000	2,352
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(2)	1,750	1,750
		74,384
NORTHERN FUNDS QUARTERLY REPORT  158 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Utah – 1.4%
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, Seg Redevelopment Project (AG Insured),
5.00%, 6/1/35	$1,600	$1,852
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,365
5.00%, 7/1/36	5,000	5,364
5.00%, 7/1/42	2,000	2,017
5.00%, 7/1/46	5,000	5,077
		15,675
Virginia – 0.9%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,697
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2)	4,425	4,767
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	778
Virginia State HDA Revenue Bonds, Series K (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,274
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,489
		10,005
Washington – 3.5%
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/45	1,280	1,375
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,203
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	1,750	1,864
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Washington – 3.5%continued
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	$1,865	$1,873
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,012
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/36	2,500	2,526
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	2,895	2,933
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,143
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/35	6,000	6,798
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, Horizon House Project,
4.38%, 1/1/33	1,750	1,758
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	1,930	2,027
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/41	700	764
5.50%, 12/1/42	1,000	1,080
		38,356
West Virginia – 0.4%
Ohio County Commission Special District Excise Tax Revenue Refunding Bonds, Fort Henry Opportunity Development (AG Insured),
5.00%, 6/1/40	500	538
West Virginia State Hospital Finance Authority Variable Revenue Bonds, United Health System Obligated Group,
5.00%, 6/1/33(1) (2)	3,640	4,011
		4,549
FIXED INCOME FUNDS 159 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Wisconsin – 2.9%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	$3,425	$3,825
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,724
PFA Student Housing Revenue Bonds, PRG-Oxford Properties LLC Project (BAM Insured),
5.00%, 7/1/45	1,000	1,030
Union Grove Union High School District G.O. Unlimited Refunding Promissory Notes,
4.00%, 3/1/41	1,565	1,595
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,816
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2025-2,
5.00%, 5/1/38	2,000	2,303
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,002
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Hospital Sisters Credit Group,
5.00%, 8/15/30	1,500	1,638
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	681
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,045
4.00%, 4/1/39	4,250	4,276
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.7%continued
Wisconsin – 2.9%continued
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
12/1/33(1) (7)	$5,000	$5,500
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	154
		32,589
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	204
Total Municipal Bonds
(Cost $1,118,351)		1,096,295

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(8) (9)	3,227,987	$3,228
Total Investment Companies
(Cost $3,228)		3,228

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.0%
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2)	$4,000	$3,998
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	1,000	1,009
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2)	1,000	997
NORTHERN FUNDS QUARTERLY REPORT  160 FIXED INCOME FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.0%continued
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2)	$5,000	$4,963
Total Short-Term Investments
(Cost $11,015)		10,967

Total Investments – 100.6%
(Cost $1,139,444)		1,116,974
Liabilities less Other Assets – (0.6%)		(6,386)
NET ASSETS – 100.0%		$1,110,588

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2025 is disclosed.

(3)	Step coupon bond. Rate as of December 31, 2025 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of this security amounted to approximately $2,159,000 or
0.2% of net assets.

(6)	Zero coupon bond.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2025.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

IDA - Industrial Development Authority

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$6,484	$—	$6,484
Municipal Bonds(1)	—	1,096,295	—	1,096,295
Investment Companies	3,228	—	—	3,228
Short-Term Investments	—	10,967	—	10,967
Total Investments	$3,228	$1,113,746	$—	$1,116,974

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 161 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,265	$332,462	$341,499	$446	$3,228	3,227,987
NORTHERN FUNDS QUARTERLY REPORT  162 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.2%
Alabama – 5.4%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	$440	$444
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,168
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,383
Energy Southeast, A Cooperative District Energy Supply Revenue Bonds, Series B,
5.25%, 6/1/32(1) (2)	2,500	2,720
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	1,500	1,605
Southeast Energy Authority, A Cooperative District Energy Supply Revenue Bonds, Series E,
5.00%, 10/1/30	1,000	1,074
		17,394
Alaska – 0.9%
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/32	200	227
5.50%, 10/1/33	460	527
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/31	1,900	2,110
		2,864
Arizona – 2.8%
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,624
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	2,400	2,507
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,095	1,211
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Arizona – 2.8%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	$2,700	$2,824
		9,166
California – 5.6%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,135
4.00%, 8/1/31(1) (2)	3,150	3,195
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/31	500	547
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	636
5.00%, 10/1/27	675	690
5.00%, 10/1/28	475	492
5.00%, 10/1/29	650	682
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	1,000	1,100
California State Infrastructure & Economic Development Bank Revenue Bonds, California Science Center Phase III Project,
5.00%, 11/1/31	500	567
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	806
4.00%, 8/1/28	935	970
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/33	1,670	1,886
FIXED INCOME FUNDS 163 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
California – 5.6%continued
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 5/15/32	$615	$677
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,430	1,430
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	1,000	1,190
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/30	2,000	2,167
		18,170
Colorado – 3.0%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,025
Colorado State Health Facilities Authority Variable Revenue Bonds, AdventHealth Obligated Group,
5.00%, 11/15/29(1) (2)	3,660	3,951
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, AdventHealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	97
Denver City & Country Airport Revenue Refunding Bonds, Series D (AMT),
5.25%, 11/15/27	1,750	1,829
		9,902
District of Columbia – 1.4%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/32	3,150	3,415
5.00%, 10/1/34	1,000	1,132
		4,547
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Florida – 6.1%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/32	$1,315	$1,403
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/33	1,265	1,404
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects,
5.00%, 12/1/32	1,000	1,121
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	2,000	2,172
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,771
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	1,970
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	700	781
Lee County School Board COPS, Series A,
5.00%, 8/1/33	1,000	1,143
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,000	3,103
Pasco Country School District Sales TRB,
5.00%, 10/1/32	2,500	2,856
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,427
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/32	535	613
		19,764
Georgia – 2.3%
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/33	825	957
NORTHERN FUNDS QUARTERLY REPORT  164 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Georgia – 2.3%continued
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	$1,535	$1,550
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,908
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,000	1,067
Private Colleges & Universities Authority Exchangeable Revenue Bonds, Series B, Emory University,
5.00%, 9/1/33	975	1,128
		7,610
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	734
Illinois – 5.7%
Chicago G.O. Unlimited Bonds, Series B,
5.00%, 1/1/33	1,000	1,063
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/30	2,000	2,136
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/27	2,000	2,037
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	3,640	3,788
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/26	300	301
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
4.10%, 5/1/31(4)	1,600	1,602
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University System for Health,
5.00%, 11/15/30	2,500	2,695
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Illinois – 5.7%continued
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	$1,000	$1,073
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,543
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	2,100	2,149
		18,387
Indiana – 4.0%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	1,100	1,245
Hamilton Heights School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/26	585	586
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series B,
5.00%, 2/1/32	1,040	1,168
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/30	2,000	2,179
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	1,090	1,160
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/27	1,100	1,126
5.00%, 7/15/27	1,075	1,113
MSD of Washington Township School Building Corp. Revenue Bonds, 2020 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,042
5.00%, 7/15/27	2,195	2,275
		12,894
FIXED INCOME FUNDS 165 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Iowa – 1.6%
Le Mars Community School District G.O. Unlimited Bonds (AG Insured),
5.00%, 6/1/33	$1,000	$1,119
Polk County G.O. Unlimited Capital Loan Notes, Series A (AMT),
5.00%, 6/1/31	2,280	2,495
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,712
		5,326
Kansas – 0.4%
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,185
Kentucky – 1.5%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/29	3,000	3,253
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	1,500	1,587
		4,840
Louisiana – 0.6%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	271
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,521
		1,792
Maine – 0.8%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	2,640	2,709
Maryland – 0.9%
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	2,997
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Massachusetts – 2.2%
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.00%, 7/1/29	$1,000	$1,053
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	1,000	1,086
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	658
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,053
University of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,376
		7,226
Michigan – 1.7%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	3,840	3,907
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	466
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/30	1,000	1,084
		5,457
Minnesota – 0.6%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	2,032
Missouri – 0.7%
Saint Joseph School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/31	2,000	2,146
NORTHERN FUNDS QUARTERLY REPORT  166 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Montana – 0.5%
Montana State Facility Finance Authority Variable Revenue Bonds, Benefis Health System Obligated Group,
5.00%, 2/15/30(1) (2)	$1,390	$1,475
Nebraska – 0.7%
McCook Revenue BANS,
4.50%, 9/1/27	1,000	1,012
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/31	1,275	1,412
		2,424
Nevada – 1.3%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,035
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,117
		4,152
New Hampshire – 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,135
New Jersey – 2.2%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,188
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,052
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,846
		7,086
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
New York – 5.4%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/32	$1,500	$1,698
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,033
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,043
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	614
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,866
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University,
5.25%, 5/1/31	400	438
5.25%, 5/1/32	600	664
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	1,500	1,500
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	2,420	2,421
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,843
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/32	1,500	1,553
FIXED INCOME FUNDS 167 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
New York – 5.4%continued
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 249 (AMT),
5.00%, 10/15/26	$2,850	$2,894
		17,567
North Carolina – 0.1%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	250
North Dakota – 0.3%
Fargo Annual Appropriation Revenue Bonds, Series G,
5.00%, 12/1/32	1,010	1,142
Ohio – 4.8%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,134
American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Combined Hydroelectric Projects,
5.00%, 2/15/30	500	546
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/33	1,000	1,111
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/33	870	931
Ohio State Air Quality Development Authority Revenue Bonds, American Electric Power Company Project,
3.20%, 5/1/26	1,075	1,074
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,713
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,126
Ohio State Turnpike Commission Subordinate Revenue Bonds,
5.00%, 2/15/32	3,860	4,050
		15,685
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Oklahoma – 3.6%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	$3,925	$3,988
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
4.00%, 7/1/27	2,775	2,836
Tulsa G.O. Unlimited Bonds, Series C,
3.00%, 10/1/28	4,865	4,863
		11,687
Oregon – 1.7%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,034
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,807
Washington County School District No. 48J Beaverton G.O. Unlimited Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	2,500	2,572
		5,413
Pennsylvania – 4.7%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,173
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	2,505	2,675
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	275	281
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Subseries B-2,
5.00%, 6/1/32	1,875	1,935
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2025,
5.00%, 6/1/30	2,500	2,747
NORTHERN FUNDS QUARTERLY REPORT  168 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Pennsylvania – 4.7%continued
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series 2017-3,
5.00%, 12/1/30	$860	$899
Philadelphia G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	3,535	3,583
Philadelphia Redevelopment Authority Revenue Refunding Bonds, Series A,
5.00%, 4/15/31	1,000	1,113
		15,406
South Carolina – 1.2%
Scago Educational Facilities Corp. For Pickens School District Revenue Refunding Bonds,
5.00%, 12/1/31	1,500	1,690
South Carolina State Jobs EDA Hospital Facilities Variable Revenue Refunding Bonds, Bon Secours Mercy Health, Inc.,
5.00%, 11/1/32(1) (2)	1,000	1,111
South Carolina State Jobs-EDA Educational Facilities Revenue Refunding Bonds,
5.00%, 10/1/26	1,000	1,017
		3,818
Texas – 11.8%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,021
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/31	1,250	1,399
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,137
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	3,395	3,676
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	5,420	5,423
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Texas – 11.8%continued
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	$1,105	$1,120
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	1,000	1,089
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,837
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	1,500	1,603
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/31	2,200	2,460
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,737
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	821
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	595	663
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds, Escrowed to Maturity (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,026
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
2.00%, 12/1/27(1) (2)	3,150	3,074
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/30	3,000	3,282
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,438
FIXED INCOME FUNDS 169 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Texas – 11.8%continued
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	$2,135	$2,137
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,425
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,036
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,094
		38,498
Utah – 2.3%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,095
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,769
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,500	1,638
		7,502
Virginia – 0.1%
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College & Equipment Programs, Series B,
4.00%, 2/1/29	275	275
Washington – 2.8%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,001
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	650
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%continued
Washington – 2.8%continued
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	$2,400	$2,431
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,025
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 9/1/30	1,750	1,906
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.00%, 12/1/27	450	464
5.00%, 12/1/28	450	473
		8,950
Wisconsin – 1.0%
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	511
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Hospital Sisters Credit Group,
5.00%, 8/15/30	1,000	1,092
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
12/1/33(1) (5)	1,500	1,650
		3,253
Total Municipal Bonds
(Cost $302,571)		302,860

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(6) (7)	5,828,865	$5,829
Total Investment Companies
(Cost $5,829)		5,829

NORTHERN FUNDS QUARTERLY REPORT  170 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.8%
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	$2,500	$2,511
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, AdventHealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	923
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (Housing & Urban Development Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	1,000
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	1,500	1,506
New York Variable G.O. Unlimited Bonds, Series 2, Fiscal 2021,
2.55%, 1/12/26(8)	2,750	2,750
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,427
Total Short-Term Investments
(Cost $12,253)		12,117

Total Investments – 98.8%
(Cost $320,653)		320,806
Other Assets less Liabilities – 1.2%		4,030
NET ASSETS – 100.0%		$324,836

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2025 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of this security amounted to approximately $1,602,000 or
0.5% of net assets.

(5)	When-Issued Security. Coupon rate is not in effect at December 31, 2025.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2025 is disclosed.
(8)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MFH - Multi-Family Housing

PSF - Permanent School Fund

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
FIXED INCOME FUNDS 171 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$302,860	$—	$302,860
Investment Companies	5,829	—	—	5,829
Short-Term Investments	—	12,117	—	12,117
Total Investments	$5,829	$314,977	$—	$320,806

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,900	$109,939	$109,010	$162	$5,829	5,828,865
NORTHERN FUNDS QUARTERLY REPORT  172 FIXED INCOME FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 2.7% (1)
Fannie Mae – 0.3%
Pool #555649,
7.50%, 10/1/32	$4	$5
Pool #BH9277,
3.50%, 2/1/48	99	93
		98
Freddie Mac – 0.8%
Pool #RA8880,
5.50%, 4/1/53	75	77
Pool #SD1360,
5.50%, 7/1/52	85	87
Pool #SD2665,
6.00%, 4/1/53	71	73
Pool #ZS7735,
2.00%, 1/1/32	1	1
		238
Freddie Mac Gold – 0.3%
Pool #D99701,
3.00%, 11/1/32	96	93
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	71	67
Sovereign Agencies – 1.1%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	357	323
Total U.S. Government Agencies
(Cost $828)		819

U.S. GOVERNMENT OBLIGATIONS – 81.6%
U.S. Treasury Bonds – 0.0%
6.00%, 2/15/26	10	10
U.S. Treasury Inflation Indexed Notes – 1.3%
0.13%, 4/15/26	153	188
0.13%, 4/15/27	166	188
		376
U.S. Treasury Notes – 80.3%
4.13%, 1/31/27	325	327
4.13%, 2/15/27	250	252
4.13%, 2/28/27	300	302
4.25%, 3/15/27	250	252
3.88%, 3/31/27	1,375	1,381
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 81.6%continued
U.S. Treasury Notes – 80.3%continued
4.50%, 4/15/27	$300	$304
3.75%, 4/30/27	375	376
3.88%, 5/31/27	450	452
4.63%, 6/15/27	250	254
3.75%, 6/30/27	250	251
3.88%, 7/31/27	875	880
3.63%, 8/31/27	225	226
3.50%, 9/30/27	100	100
3.50%, 10/31/27	100	100
3.38%, 11/30/27	50	50
3.88%, 11/30/27	904	911
4.00%, 2/29/28	1,125	1,137
3.88%, 3/15/28	1,000	1,008
3.63%, 3/31/28	850	852
3.75%, 4/15/28	335	337
3.75%, 5/15/28	125	126
3.63%, 5/31/28	975	978
3.88%, 6/15/28	725	731
3.88%, 7/15/28	650	656
3.63%, 8/15/28	440	441
4.38%, 8/31/28	400	409
3.38%, 9/15/28	590	588
3.50%, 10/15/28	435	435
3.50%, 11/15/28	150	150
4.38%, 11/30/28	350	358
3.50%, 12/15/28	450	450
3.75%, 12/31/28	250	251
4.00%, 1/31/29	250	253
4.25%, 2/28/29	200	204
4.13%, 3/31/29	300	305
2.88%, 4/30/29	250	245
4.63%, 4/30/29	300	310
4.50%, 5/31/29	150	154
4.25%, 6/30/29	300	306
4.00%, 7/31/29	450	456
3.63%, 8/31/29	475	475
3.50%, 9/30/29	275	274
4.13%, 10/31/29	300	305
4.13%, 11/30/29	650	662
4.38%, 12/31/29	250	257
4.25%, 1/31/30	225	230
4.00%, 2/28/30	650	659
4.00%, 3/31/30	200	203
FIXED INCOME FUNDS 173 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 81.6%continued
U.S. Treasury Notes – 80.3%continued
3.88%, 4/30/30	$275	$277
4.00%, 5/31/30	450	456
3.88%, 6/30/30	250	252
3.88%, 7/31/30	435	439
3.63%, 8/31/30	575	573
3.63%, 9/30/30	370	369
3.63%, 10/31/30	300	299
3.50%, 11/30/30	580	575
3.63%, 12/31/30	405	403
		24,266
Total U.S. Government Obligations
(Cost $24,475)		24,652

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(3) (4)	217,722	$218
Total Investment Companies
(Cost $218)		218

Total Investments – 85.0%
(Cost $25,521)		25,689
Other Assets less Liabilities – 15.0%		4,543
NET ASSETS – 100.0%		$30,232

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$819	$—	$819
U.S. Government Obligations(1)	—	24,652	—	24,652
Investment Companies	218	—	—	218
Total Investments	$218	$25,471	$—	$25,689

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$307	$307	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	899	4,544	5,225	3	218	217,722
Total	$899	$4,851	$5,532	$3	$218	217,722

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  174 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.2%
Electric Utilities – 0.1%
XPLR Infrastructure L.P.,
2.50%, 6/15/26(1)	$119	$117
Home Construction – 0.1%
Meritage Homes Corp.,
1.75%, 5/15/28	79	78
Real Estate Investment Trusts – 0.0%
Digital Realty Trust L.P.,
1.88%, 11/15/29(1) †	16	16
Semiconductors – 0.0%
ON Semiconductor Corp.,
0.50%, 3/1/29	48	45
Total Convertible Bonds
(Cost $260)		256

CORPORATE BONDS – 78.3%
Advertising & Marketing – 0.4%
CMG Media Corp.,
8.88%, 6/18/29 (1)	7	6
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	183	183
10.38%, 5/15/31 (1)	13	13
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	144	144
4.25%, 1/15/29 (1)	77	75
4.63%, 3/15/30 (1) †	104	102
		523
Aerospace & Defense – 2.0%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	27	28
ATI, Inc.,
5.88%, 12/1/27	18	18
4.88%, 10/1/29	37	37
7.25%, 8/15/30	25	26
5.13%, 10/1/31	101	101
Axon Enterprise, Inc.,
6.13%, 3/15/30 (1)	25	26
6.25%, 3/15/33 (1)	87	91
Boeing (The) Co.,
6.53%, 5/1/34	25	28
6.86%, 5/1/54	50	56
Goat Holdco LLC,
6.75%, 2/1/32 (1)	410	420
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Aerospace & Defense – 2.0%continued
Howmet Aerospace, Inc.,
5.95%, 2/1/37	$25	$27
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	50	50
TransDigm, Inc.,
6.75%, 8/15/28 (1)	75	76
6.38%, 3/1/29 (1)	25	26
4.88%, 5/1/29	25	25
6.88%, 12/15/30 (1)	25	26
7.13%, 12/1/31 (1)	50	53
6.63%, 3/1/32 (1)	188	196
6.00%, 1/15/33 (1)	275	282
6.38%, 5/31/33 (1)	580	595
6.25%, 1/31/34 (1)	57	59
6.75%, 1/31/34 (1)	580	604
		2,850
Apparel & Textile Products – 0.6%
Beach Acquisition Bidco LLC,
10.00%, 7/15/33 (1) (2)	670	739
Crocs, Inc.,
4.25%, 3/15/29 (1)	25	24
4.13%, 8/15/31 (1) †	72	67
Levi Strauss & Co.,
3.50%, 3/1/31 (1) †	47	44
S&S Holdings LLC,
8.38%, 10/1/31 (1)	25	24
VF Corp.,
6.00%, 10/15/33	25	25
		923
Asset Management – 1.0%
AG Issuer LLC,
6.25%, 3/1/28 (1)	25	25
Apollo Debt Solutions BDC,
5.88%, 8/30/30	26	26
6.70%, 7/29/31	11	12
6.55%, 3/15/32	9	9
Apollo Global Management, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.00%, 12/15/54 (3)	69	68
Bain Capital Specialty Finance, Inc.,
5.95%, 3/15/30	15	15
FIXED INCOME FUNDS 175 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Asset Management – 1.0%continued
Blue Owl Capital Corp.,
6.20%, 7/15/30	$36	$36
Blue Owl Capital Corp. II,
8.45%, 11/15/26	21	22
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	73	68
5.00%, 1/15/32 (1)	26	23
Focus Financial Partners LLC,
6.75%, 9/15/31 (1)	393	405
Hightower Holding LLC,
9.13%, 1/31/30 (1)	25	27
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	39	39
5.25%, 5/15/27	263	259
9.75%, 1/15/29	63	63
4.38%, 2/1/29	50	43
10.00%, 11/15/29 (1)	124	124
9.00%, 6/15/30	50	48
Osaic Holdings, Inc.,
6.75%, 8/1/32 (1)	47	49
8.00%, 8/1/33 (1)	60	62
		1,423
Automotive – 1.7%
Adient Global Holdings Ltd.,
7.50%, 2/15/33 (1)	25	26
American Axle & Manufacturing, Inc.,
5.00%, 10/1/29 †	75	72
6.38%, 10/15/32 (1)	50	51
7.75%, 10/15/33 (1)	51	52
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	73	75
6.75%, 2/15/30 (1)	101	105
6.75%, 9/15/32 (1)	198	206
Dana, Inc.,
4.25%, 9/1/30	42	41
4.50%, 2/15/32 †	51	49
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1) (4) †	900	779
6.63%, 10/15/29 (1)	75	65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Automotive – 1.7%continued
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32 (1)	$50	$53
Goodyear Tire & Rubber (The) Co.,
5.00%, 7/15/29	75	73
6.63%, 7/15/30	3	3
5.25%, 4/30/31 †	3	3
5.25%, 7/15/31 (1) †	50	47
5.63%, 4/30/33 †	25	24
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28 (1) †	25	25
6.13%, 9/30/30 (1)	114	114
Phinia, Inc.,
6.63%, 10/15/32 (1)	25	26
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	346
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
10.00%, 1/15/31 (1) †	40	39
Tenneco, Inc.,
8.00%, 11/17/28 (1)	179	180
		2,454
Banking – 0.1%
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (3) (5) †	40	41
Wells Fargo & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 9/15/29 (3) (5)	39	41
		82
Basic Industry – 0.0%
Avient Corp.,
6.25%, 11/1/31(1)	27	28
Beverages – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	50	50
4.38%, 4/30/29 (1)	75	73
		123
NORTHERN FUNDS QUARTERLY REPORT  176 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Biotechnology & Pharmaceuticals – 1.0%
1261229 B.C. Ltd.,
10.00%, 4/15/32 (1)	$686	$714
AbbVie, Inc.,
5.60%, 3/15/55	25	25
Amneal Pharmaceuticals LLC,
6.88%, 8/1/32 (1)	55	58
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	75	74
Endo Finance Holdings, Inc.,
8.50%, 4/15/31 (1) †	25	27
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	580	480
		1,378
Cable & Satellite – 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27 (1)	150	150
5.38%, 6/1/29 (1)	33	33
6.38%, 9/1/29 (1)	150	152
4.75%, 3/1/30 (1)	65	62
4.50%, 8/15/30 (1)	42	39
4.25%, 2/1/31 (1)	184	169
4.75%, 2/1/32 (1)	266	243
4.50%, 5/1/32	247	222
4.50%, 6/1/33 (1)	465	407
4.25%, 1/15/34 (1)	875	744
CSC Holdings LLC,
5.38%, 2/1/28 (1) †	200	145
11.25%, 5/15/28 (1) †	200	159
5.75%, 1/15/30 (1)	275	102
4.50%, 11/15/31 (1)	400	244
Directv Financing LLC,
8.88%, 2/1/30 (1)	128	129
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	97	98
10.00%, 2/15/31 (1)	285	291
DISH DBS Corp.,
7.75%, 7/1/26	25	25
5.25%, 12/1/26 (1)	264	256
7.38%, 7/1/28 †	100	97
5.75%, 12/1/28 (1)	263	258
5.13%, 6/1/29 †	75	66
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Cable & Satellite – 3.3%continued
DISH Network Corp.,
11.75%, 11/15/27 (1)	$359	$374
Midcontinent Communications,
8.00%, 8/15/32 (1)	82	84
Sirius XM Radio LLC,
3.13%, 9/1/26 (1)	19	19
5.00%, 8/1/27 (1)	92	92
4.00%, 7/15/28 (1)	75	73
3.88%, 9/1/31 (1) †	100	92
		4,825
Capital Goods – 0.1%
Clydesdale Acquisition Holdings, Inc.,
6.88%, 1/15/30 (1)	39	40
Vortex Opco LLC,
8.00%, 4/30/30 (1) (6)	47	—
Wilsonart LLC,
11.00%, 8/15/32 (1) †	134	120
		160
Chemicals – 3.2%
Avient Corp.,
7.13%, 8/1/30 (1)	25	26
Celanese U.S. Holdings LLC,
6.83%, 7/15/29	25	26
7.05%, 11/15/30	25	26
6.88%, 7/15/32	125	130
6.75%, 4/15/33 †	226	225
7.20%, 11/15/33	125	132
Celanese US Holdings LLC,
7.00%, 2/15/31	29	30
7.38%, 2/15/34	59	60
Chemours (The) Co.,
5.38%, 5/15/27	100	100
5.75%, 11/15/28 (1)	256	249
4.63%, 11/15/29 (1)	25	23
8.00%, 1/15/33 (1)	54	52
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	128	125
FMC Corp.,
5.65%, 5/18/33	75	66
6.38%, 5/18/53	25	19
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1)	200	174
FIXED INCOME FUNDS 177 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Chemicals – 3.2%continued
Innophos Holdings, Inc.,
11.50%, 6/15/29 (1)	$76	$71
Inversion Escrow Issuer LLC,
6.75%, 8/1/32 (1)	200	199
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1)	55	55
Methanex U.S. Operations, Inc.,
6.25%, 3/15/32 (1)	53	55
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	47	46
Olin Corp.,
5.63%, 8/1/29 †	75	75
6.63%, 4/1/33 (1)	25	25
Olympus Water U.S. Holding Corp.,
7.25%, 6/15/31 (1)	200	205
7.25%, 2/15/33 (1)	570	573
Perimeter Holdings LLC,
1/15/34 (1) (7)	82	82
Qnity Electronics, Inc.,
5.75%, 8/15/32 (1)	71	73
6.25%, 8/15/33 (1)	78	81
SCIH Salt Holdings, Inc.,
6.63%, 5/1/29 (1) †	935	939
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	100	99
Solstice Advanced Materials, Inc.,
5.63%, 9/30/33 (1)	109	110
Trinseo Luxco Finance SPV S.a.r.l./Trinseo N.A. Finance SPV LLC,
7.63%, 5/3/29 (1) (2)	86	6
Tronox, Inc.,
4.63%, 3/15/29 (1) †	50	35
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	47	47
5.63%, 8/15/29 (1)	311	296
7.38%, 3/1/31 (1)	45	46
6.63%, 8/15/32 (1)	101	102
		4,683
Commercial Support Services – 2.7%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	50	49
4.88%, 7/15/32 (1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Commercial Support Services – 2.7%continued
5.88%, 10/15/33 (1)	$122	$123
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	550	580
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.00%, 6/1/29 (1) †	525	520
6.88%, 6/15/30 (1)	209	218
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	185	182
AMN Healthcare, Inc.,
4.00%, 4/15/29 (1)	75	72
6.50%, 1/15/31 (1)	215	215
Brink's (The) Co.,
6.50%, 6/15/29 (1)	25	26
6.75%, 6/15/32 (1)	63	66
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	188	182
4.88%, 7/1/29 (1)	110	104
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	34	35
5.75%, 10/15/33 (1)	25	26
Deluxe Corp.,
8.13%, 9/15/29 (1)	25	26
GEO Group (The), Inc.,
8.63%, 4/15/29	25	26
10.25%, 4/15/31	75	82
GFL Environmental, Inc.,
4.75%, 6/15/29 (1)	2	2
4.38%, 8/15/29 (1)	12	12
6.75%, 1/15/31 (1)	35	37
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	199	205
Reworld Holding Corp.,
5.00%, 9/1/30	25	23
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	172	177
10.88%, 8/1/29 (1)	25	26
RRD Intermediate Holdings, Inc.,
11.00%, 12/1/30 (1) (2)	56	58
Sabre Financial Borrower LLC,
11.13%, 6/15/29 (1)	76	77
NORTHERN FUNDS QUARTERLY REPORT  178 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Commercial Support Services – 2.7%continued
Sotheby's,
7.38%, 10/15/27 (1)	$200	$199
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	26
Veritiv Operating Co.,
10.50%, 11/30/30 (1)	30	32
Waste Pro U.S.A., Inc.,
7.00%, 2/1/33 (1)	237	244
Williams Scotsman, Inc.,
4.63%, 8/15/28 (1)	50	50
6.63%, 6/15/29 (1)	33	34
6.63%, 4/15/30 (1)	69	71
7.38%, 10/1/31 (1)	17	18
		3,847
Construction Materials – 1.4%
AmeriTex HoldCo Intermediate LLC,
7.63%, 8/15/33 (1)	268	282
JH North America Holdings, Inc.,
5.88%, 1/31/31 (1)	25	25
6.13%, 7/31/32 (1)	25	26
Knife River Corp.,
7.75%, 5/1/31 (1)	25	26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	69	69
9.75%, 7/15/28 (1)	138	139
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1) †	1,240	555
Quikrete Holdings, Inc.,
6.38%, 3/1/32 (1)	178	185
6.75%, 3/1/33 (1)	85	89
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	127	128
8.88%, 11/15/31 (1)	10	11
Standard Building Solutions, Inc.,
6.50%, 8/15/32 (1)	57	59
6.25%, 8/1/33 (1)	262	268
5.88%, 3/15/34 (1)	94	94
Standard Industries, Inc.,
4.38%, 7/15/30 (1)	99	95
		2,051
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Consumer Cyclical – 0.0%
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	$26	$27
Rite Aid Corp.,
11.32%, 8/30/31 (1) (8) (9)	4	—
15.00%, 8/30/31 (8) (9)	13	—
15.00%, 8/30/31 (1) (8) (9)	9	—
		27
Consumer Non-Cyclical – 0.0%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29 (1)	44	46
SES S.A.,
4.13%, 1/14/33 (9)	1	19
		65
Consumer Services – 0.2%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	40
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	24
Matthews International Corp.,
8.63%, 10/1/27 (1)	50	52
Service Corp. International,
4.00%, 5/15/31	111	106
5.75%, 10/15/32	99	101
		323
Containers & Packaging – 1.4%
Ardagh Group S.A.,
9.50%, 12/1/30 (1)	164	178
12.00%, 12/1/30 (1) (2)	200	183
12.00%, 12/1/30 [EUR](2) (10)	100	108
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
4.00%, 9/1/29 (1) †	280	264
Ball Corp.,
3.13%, 9/15/31	25	23
5.50%, 9/15/33	7	7
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	12	12
8.75%, 4/15/30 (1)	25	25
6.75%, 4/15/32 (1)	231	238
Crown Americas LLC,
5.88%, 6/1/33 (1)	61	62
FIXED INCOME FUNDS 179 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Containers & Packaging – 1.4%continued
LABL, Inc.,
5.88%, 11/1/28 (1)	$19	$12
9.50%, 11/1/28 (1)	130	82
8.63%, 10/1/31 (1)	32	17
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/30 (1)	403	402
9.25%, 4/15/30 (1)	54	52
OI European Group B.V.,
4.75%, 2/15/30 (1) †	100	97
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	94	94
7.25%, 5/15/31 (1) †	25	26
7.38%, 6/1/32 (1)	25	25
Sealed Air Corp.,
4.00%, 12/1/27 (1)	40	40
5.00%, 4/15/29 (1)	50	50
6.50%, 7/15/32 (1) †	4	4
Sealed Air Corp./Sealed Air Corp. U.S.,
7.25%, 2/15/31 (1)	29	30
TriMas Corp.,
4.13%, 4/15/29 (1)	50	49
		2,080
E-Commerce Discretionary – 0.1%
Wayfair LLC,
6.75%, 11/15/32(1)	110	113
Electric Utilities – 2.6%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55 (3)	107	109
Alpha Generation LLC,
6.75%, 10/15/32 (1)	93	96
6.25%, 1/15/34 (1)	25	25
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.95%, 12/15/54 (3)	25	27
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54 (3)	25	26
Calpine Corp.,
4.50%, 2/15/28 (1)	52	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Electric Utilities – 2.6%continued
4.63%, 2/1/29 (1)	$25	$25
5.00%, 2/1/31 (1)	150	152
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.85%, 2/15/55 (3)	19	20
Clearway Energy Operating LLC,
3.75%, 1/15/32 (1)	36	33
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55 (3)	15	16
Duke Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 9/1/54 (3)	32	34
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.66%), 7.88%, 6/15/54 (3)	50	52
Hawaiian Electric Co., Inc.,
6.00%, 10/1/33 (1)	25	25
Lightning Power LLC,
7.25%, 8/15/32 (1)	93	99
Long Ridge Energy LLC,
8.75%, 2/15/32 (1)	25	27
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54 (3)	34	36
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 8/15/55 (3)	50	52
NRG Energy, Inc.,
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (3) (5)	179	195
5.25%, 6/15/29 (1)	25	25
5.75%, 7/15/29 (1)	100	100
3.88%, 2/15/32 (1)	25	23
6.00%, 2/1/33 (1)	215	219
7.00%, 3/15/33 (1)	25	28
5.75%, 1/15/34 (1)	195	197
6.25%, 11/1/34 (1)	128	132
6.00%, 1/15/36 (1)	379	384
NORTHERN FUNDS QUARTERLY REPORT  180 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Electric Utilities – 2.6%continued
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	$8	$8
PG&E Corp.,
5.00%, 7/1/28	50	50
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 3/15/55 (3)	100	104
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	75	79
6.25%, 2/1/34 (1)	100	102
6.50%, 2/1/36 (1)	50	52
TerraForm Power Operating LLC,
4.75%, 1/15/30 (1)	25	24
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26 (1) (3) (5)	136	139
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (3) (5)	245	249
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	100	100
5.00%, 7/31/27 (1)	25	25
7.75%, 10/15/31 (1)	100	106
6.88%, 4/15/32 (1)	98	103
VoltaGrid LLC,
7.38%, 11/1/30 (1)	253	251
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31 (1)	90	95
8.63%, 3/15/33 (1)	25	26
7.75%, 4/15/34 (1)	91	93
		3,840
Electrical Equipment – 0.5%
Atkore, Inc.,
4.25%, 6/1/31 (1)	25	24
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	11	11
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30 (1)	194	202
6.75%, 7/15/31 (1)	64	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Electrical Equipment – 0.5%continued
Gates Corp.,
6.88%, 7/1/29 (1)	$42	$44
Sensata Technologies B.V.,
4.00%, 4/15/29 (1)	260	254
Sensata Technologies, Inc.,
3.75%, 2/15/31 (1)	33	31
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	23	23
WESCO Distribution, Inc.,
6.63%, 3/15/32 (1)	12	12
6.38%, 3/15/33 (1)	13	14
		682
Energy – 0.1%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	92	97
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.25%, 2/15/35 (1) †	16	15
Matador Resources Co.,
6.25%, 4/15/33 (1)	75	75
		187
Engineering & Construction – 0.5%
AECOM,
6.00%, 8/1/33 (1)	108	111
Brand Industrial Services, Inc.,
10.38%, 8/1/30 (1)	261	256
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32 (1)	290	296
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	42	41
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	25
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	24
		753
Entertainment Content – 1.1%
AMC Networks, Inc.,
4.25%, 2/15/29	27	24
10.50%, 7/15/32 (1) †	25	28
Discovery Communications LLC,
4.13%, 5/15/29	125	121
FIXED INCOME FUNDS 181 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Entertainment Content – 1.1%continued
3.63%, 5/15/30	$75	$69
Electronic Arts, Inc.,
2.95%, 2/15/51	24	22
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	96	86
Starz Capital Holdings 1, Inc.,
6.00%, 4/15/30 (1)	66	63
TEGNA, Inc.,
5.00%, 9/15/29	25	25
Univision Communications, Inc.,
8.00%, 8/15/28 (1)	176	182
4.50%, 5/1/29 (1)	100	96
7.38%, 6/30/30 (1)	40	41
8.50%, 7/31/31 (1)	110	115
9.38%, 8/1/32 (1)	129	138
Versant Media Group, Inc.,
7.25%, 1/30/31 (1)	56	58
Warnermedia Holdings, Inc.,
4.05%, 3/15/29	50	48
4.28%, 3/15/32	50	44
5.05%, 3/15/42	612	432
5.14%, 3/15/52	21	14
		1,606
Food – 2.1%
B&G Foods, Inc.,
8.00%, 9/15/28 (1)	68	67
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	100	103
Chobani Holdco II LLC,
8.75%, 10/1/29 (1) (2)	329	351
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (1)	63	63
7.63%, 7/1/29 (1)	76	79
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1) †	25	25
6.00%, 6/15/30 (1)	51	52
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	385	402
9.63%, 9/15/32 (1) †	442	463
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Food – 2.1%continued
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	$25	$24
4.38%, 1/31/32 (1)	81	77
Post Holdings, Inc.,
4.63%, 4/15/30 (1)	25	24
4.50%, 9/15/31 (1)	25	24
6.38%, 3/1/33 (1)	57	58
6.25%, 10/15/34 (1)	459	462
6.50%, 3/15/36 (1)	84	84
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	613	591
Viking Baked Goods Acquisition Corp.,
8.63%, 11/1/31 (1)	50	50
		3,022
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	35
Magnera Corp.,
7.25%, 11/15/31 (1)	27	27
		62
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	50	50
9.38%, 6/1/28 (1)	25	26
9.50%, 6/1/30 (1)	22	24
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.88%, 4/1/29 (1)	75	72
9.25%, 1/15/31 (1)	102	105
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	24
		301
Health Care Facilities & Services – 4.4%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	50	50
7.38%, 3/15/33 (1) †	669	676
Accendra Health, Inc.,
4.50%, 3/31/29 (1)	25	17
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	155	154
NORTHERN FUNDS QUARTERLY REPORT  182 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Health Care Facilities & Services – 4.4%continued
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	$25	$24
4.00%, 3/15/31 (1)	50	47
CHS/Community Health Systems, Inc.,
6.00%, 1/15/29 (1)	124	124
6.88%, 4/15/29 (1)	50	45
6.13%, 4/1/30 (1)	25	20
5.25%, 5/15/30 (1)	272	255
4.75%, 2/15/31 (1)	153	136
10.88%, 1/15/32 (1)	97	106
9.75%, 1/15/34 (1)	204	214
Concentra Health Services, Inc.,
6.88%, 7/15/32 (1)	180	188
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (3)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55 (3)	50	52
DaVita, Inc.,
4.63%, 6/1/30 (1)	100	97
6.88%, 9/1/32 (1)	10	10
6.75%, 7/15/33 (1)	36	37
Encompass Health Corp.,
4.75%, 2/1/30 †	50	50
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1) †	20	20
Global Medical Response, Inc.,
7.38%, 10/1/32 (1)	380	395
HAH Group Holding Co. LLC,
9.75%, 10/1/31 (1)	32	30
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	58	57
IQVIA, Inc.,
6.25%, 6/1/32 (1)	138	144
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	49	53
11.00%, 10/15/30 (1)	101	111
8.38%, 2/15/32 (1)	103	112
10.00%, 6/1/32 (1)	113	120
ModivCare, Inc.,
5.00%, 10/1/29 (1) (6) (8) (9)	25	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Health Care Facilities & Services – 4.4%continued
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	$50	$49
6.50%, 2/15/31 (1)	127	130
3.88%, 5/15/32 (1)	90	82
6.25%, 1/15/33 (1)	90	92
MPH Acquisition Holdings LLC,
5.75%, 12/31/30 (1) †	34	30
11.50%, 12/31/30 (1) (2)	25	26
6.75%, 3/31/31 (1) (2)	27	24
National Mentor Holdings, Inc.,
10.50%, 12/15/30 (1)	310	312
Radiology Partners, Inc.,
8.50%, 7/15/32 (1)	25	26
Select Medical Corp.,
6.25%, 12/1/32 (1) †	25	24
Sotera Health Holdings LLC,
7.38%, 6/1/31 (1)	159	168
Star Parent, Inc.,
9.00%, 10/1/30 (1)	85	91
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1) †	1,242	1,258
Tenet Healthcare Corp.,
5.13%, 11/1/27	100	100
6.13%, 10/1/28	87	87
4.25%, 6/1/29	75	74
4.38%, 1/15/30	25	25
6.13%, 6/15/30	125	128
6.75%, 5/15/31	99	103
5.50%, 11/15/32 (1)	50	51
6.00%, 11/15/33 (1)	84	87
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29 (1)	105	106
		6,443
Home & Office Products – 0.4%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	24
4.13%, 4/30/31 (1) †	25	24
FXI Holdings, Inc.,
14.00%, 11/15/29 (1) (2)	47	28
11.00%, 11/15/30 (1)	78	70
Newell Brands, Inc.,
6.38%, 9/15/27	25	25
8.50%, 6/1/28 (1)	32	34
FIXED INCOME FUNDS 183 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Home & Office Products – 0.4%continued
6.63%, 9/15/29	$50	$50
6.38%, 5/15/30 †	25	24
6.63%, 5/15/32 †	25	24
7.38%, 4/1/36	25	23
7.50%, 4/1/46	25	21
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31	50	47
4.38%, 2/1/32	50	47
Somnigroup International, Inc.,
4.00%, 4/15/29 (1) †	25	24
3.88%, 10/15/31 (1)	25	23
Whirlpool Corp.,
6.13%, 6/15/30	25	25
6.50%, 6/15/33	25	24
5.15%, 3/1/43	50	41
4.50%, 6/1/46	25	19
		597
Home Construction – 1.2%
Adams Homes, Inc.,
9.25%, 10/15/28 (1)	150	157
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
4.63%, 8/1/29 (1)	50	48
4.63%, 4/1/30 (1)	75	72
6.88%, 8/1/33 (1)	92	92
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	11	11
7.25%, 10/15/29	25	25
7.50%, 3/15/31 (1)	75	76
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28 (1) †	25	19
Century Communities, Inc.,
3.88%, 8/15/29 (1)	50	48
6.63%, 9/15/33 (1)	53	54
Cornerstone Building Brands, Inc.,
9.50%, 8/15/29 (1)	25	18
CP Atlas Buyer, Inc.,
9.75%, 7/15/30 (1)	25	26
Dream Finders Homes, Inc.,
8.25%, 8/15/28 (1)	71	73
6.88%, 9/15/30 (1)	25	25
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Home Construction – 1.2%continued
Griffon Corp.,
5.75%, 3/1/28	$100	$100
JELD-WEN, Inc.,
4.88%, 12/15/27 (1) †	45	39
7.00%, 9/1/32 (1)	36	25
K Hovnanian Enterprises, Inc.,
8.00%, 4/1/31 (1)	73	74
8.38%, 10/1/33 (1)	79	80
KB Home,
7.25%, 7/15/30	50	52
4.00%, 6/15/31	25	24
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	31	32
4.00%, 7/15/29 (1)	25	23
7.00%, 11/15/32 (1)	97	93
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	25	26
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1) †	25	24
New Home (The) Co., Inc.,
9.25%, 10/1/29 (1)	73	76
8.50%, 11/1/30 (1)	9	9
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	50
4.75%, 4/1/29	25	25
STL Holding Co. LLC,
8.75%, 2/15/29 (1)	52	55
Taylor Morrison Communities, Inc.,
5.75%, 11/15/32 (1)	33	34
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	25	25
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	49
6.75%, 1/15/34 (1)	26	26
		1,735
Household Products – 0.1%
P&L Development LLC/PLD Finance Corp.,
12.00%, 5/15/29 (1) (2)	40	41
NORTHERN FUNDS QUARTERLY REPORT  184 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Household Products – 0.1%continued
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32	$72	$70
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	25
3.75%, 4/1/31 (1)	25	24
		160
Industrial Intermediate Products – 0.1%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	24	25
Enpro, Inc.,
6.13%, 6/1/33 (1)	28	29
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	50	49
		103
Industrial Support Services – 0.6%
Alta Equipment Group, Inc.,
9.00%, 6/1/29 (1)	25	22
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	84	82
4.75%, 10/15/29 (1)	52	51
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	50	53
8.00%, 3/15/33 (1)	50	52
Herc Holdings, Inc.,
7.00%, 6/15/30 (1)	15	16
5.75%, 3/15/31 (1)	48	49
7.25%, 6/15/33 (1) †	60	64
6.00%, 3/15/34 (1)	49	49
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	50	49
Resideo Funding, Inc.,
6.50%, 7/15/32 (1)	50	51
Synergy Infrastructure Holdings LLC,
7.88%, 12/1/30 (1)	25	26
United Rentals North America, Inc.,
4.00%, 7/15/30	100	97
3.88%, 2/15/31	25	24
3.75%, 1/15/32	50	47
5.38%, 11/15/33 (1)	86	86
6.13%, 3/15/34 (1)	25	26
		844
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Institutional Financial Services – 0.6%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	$200	$191
3.63%, 10/1/31 (1)	175	156
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 7.56%, 2/10/26 (3) (5)	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 2/10/30 (3) (5)	75	78
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34 (3) (5) †	168	170
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	98
6.13%, 11/1/32 (1)	65	66
6.75%, 5/1/33 (1)	82	86
		870
Insurance – 2.5%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	50	52
4.25%, 2/15/29 (1)	25	24
8.50%, 6/15/29 (1)	50	52
6.00%, 8/1/29 (1)	25	25
7.50%, 11/6/30 (1)	75	78
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	123	122
6.75%, 10/15/27 (1)	21	21
6.75%, 4/15/28 (1)	25	26
5.88%, 11/1/29 (1)	197	197
7.00%, 1/15/31 (1)	55	57
6.50%, 10/1/31 (1)	175	180
7.38%, 10/1/32 (1)	97	101
AmWINS Group, Inc.,
6.38%, 2/15/29 (1)	12	12
4.88%, 6/30/29 (1)	54	53
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.,
7.50%, 7/15/33 (1)	82	83
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29 (1)	97	98
FIXED INCOME FUNDS 185 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Insurance – 2.5%continued
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/32 (1)	$195	$202
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	50	52
Corebridge Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.38%, 9/15/54 (3)	48	48
HUB International Ltd.,
7.25%, 6/15/30 (1)	342	359
7.38%, 1/31/32 (1)	1,088	1,142
Nassau Cos. of New York (The),
7.88%, 7/15/30 (1)	25	24
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	442	458
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	19	19
5.88%, 8/1/32 (1)	73	75
USI, Inc./NY,
7.50%, 1/15/32 (1)	120	126
		3,686
Internet Media & Services – 1.1%
ANGI Group LLC,
3.88%, 8/15/28 (1)	19	18
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	24
Beignet Investor LLC,
6.58%, 5/30/49 (1)	1,016	1,076
Getty Images, Inc.,
11.25%, 2/21/30 (1)	36	34
10.50%, 11/15/30 (1)	19	19
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	50	50
Match Group Holdings II LLC,
3.63%, 10/1/31 (1)	10	9
6.13%, 9/15/33 (1)	47	48
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	50	48
Newfold Digital Holdings Group, Inc.,
11.75%, 4/30/29 (1)	16	11
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Internet Media & Services – 1.1%continued
Snap, Inc.,
6.88%, 3/1/33 (1)	$249	$258
6.88%, 3/15/34 (1)	56	58
		1,653
IT Services – 0.3%
Amentum Holdings, Inc.,
7.25%, 8/1/32 (1)	42	44
ASGN, Inc.,
4.63%, 5/15/28 (1)	75	74
CACI International, Inc.,
6.38%, 6/15/33 (1)	38	39
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31 (1)	71	74
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	25	26
KBR, Inc.,
4.75%, 9/30/28 (1)	54	53
Science Applications International Corp.,
4.88%, 4/1/28 (1)	35	35
5.88%, 11/1/33 (1)	38	38
		383
Leisure Facilities & Services – 4.8%
Affinity Interactive,
6.88%, 12/15/27 (1)	50	30
AMC Entertainment Holdings, Inc.,
7.50%, 2/15/29 (1) †	75	66
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.,
9.50%, 7/1/32 (1)	50	48
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	125	122
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	57	56
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1) †	75	72
6.50%, 2/15/32 (1)	116	119
6.00%, 10/15/32 (1) †	515	501
Carnival Corp.,
6.65%, 1/15/28	25	26
5.13%, 5/1/29 (1)	25	25
5.88%, 6/15/31 (1)	65	67
5.75%, 8/1/32 (1)	101	104
NORTHERN FUNDS QUARTERLY REPORT  186 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Leisure Facilities & Services – 4.8%continued
6.13%, 2/15/33 (1)	$208	$215
Carnival PLC,
4.13%, 7/15/31 [EUR](1)	100	119
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	25	25
4.75%, 1/15/28 (1)	25	25
5.75%, 4/1/30 (1)	169	171
6.75%, 5/1/31 (1)	5	5
Cinemark U.S.A., Inc.,
5.25%, 7/15/28 (1)	25	25
7.00%, 8/1/32 (1)	41	43
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	59	57
6.75%, 1/15/30 (1) †	519	493
Full House Resorts, Inc.,
8.25%, 2/15/28 (1) †	50	43
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	75	38
Hilton Domestic Operating Co., Inc.,
4.00%, 5/1/31 (1)	100	96
3.63%, 2/15/32 (1)	25	23
5.88%, 3/15/33 (1)	94	97
5.75%, 9/15/33 (1)	64	65
5.50%, 3/31/34 (1)	63	63
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/1/29 (1)	100	97
4.88%, 7/1/31 (1)	50	47
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	175	171
Life Time, Inc.,
6.00%, 11/15/31 (1)	100	102
Light & Wonder International, Inc.,
7.50%, 9/1/31 (1)	45	47
6.25%, 10/1/33 (1)	154	156
Lindblad Expeditions LLC,
7.00%, 9/15/30 (1)	95	99
Live Nation Entertainment, Inc.,
6.50%, 5/15/27 (1)	25	25
4.75%, 10/15/27 (1)	75	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Leisure Facilities & Services – 4.8%continued
Marriott Ownership Resorts, Inc.,
4.50%, 6/15/29 (1)	$25	$24
6.50%, 10/1/33 (1)	25	24
MGM Resorts International,
6.13%, 9/15/29	31	32
6.50%, 4/15/32 †	75	77
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	38	37
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC,
8.25%, 4/15/30 (1)	49	51
Muvico LLC,
15.00%, 2/19/29 (1) (2)	77	83
NCL Corp. Ltd.,
7.75%, 2/15/29 (1)	25	27
6.25%, 3/1/30 (1)	25	25
5.88%, 1/15/31 (1)	15	15
6.75%, 2/1/32 (1)	117	120
6.25%, 9/15/33 (1)	152	152
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	25	26
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1) †	100	93
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1) †	50	38
5.88%, 9/1/31 (1)	140	93
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
6.63%, 2/1/33 (1)	34	35
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
6.25%, 10/15/30 (1)	23	23
Royal Caribbean Cruises Ltd.,
5.63%, 9/30/31 (1)	75	77
6.25%, 3/15/32 (1)	25	26
6.00%, 2/1/33 (1)	125	129
Sabre GLBL, Inc.,
10.75%, 11/15/29 (1)	26	22
10.75%, 3/15/30 (1)	65	53
11.13%, 7/15/30 (1)	25	21
FIXED INCOME FUNDS 187 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Leisure Facilities & Services – 4.8%continued
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	$756	$672
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1) †	50	49
Six Flags Entertainment Corp.,
7.25%, 5/15/31 (1) †	110	106
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.,
6.50%, 10/1/28	25	24
5.25%, 7/15/29 †	25	23
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.,
6.63%, 5/1/32 (1)	90	91
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	25
4.63%, 12/1/31 (1)	39	37
6.63%, 3/15/32 (1)	12	12
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	25	25
4.63%, 3/1/30 (1)	25	24
6.13%, 9/1/33 (1)	25	25
Vail Resorts, Inc.,
5.63%, 7/15/30 (1)	13	13
6.50%, 5/15/32 (1)	45	47
Viking Cruises Ltd.,
9.13%, 7/15/31 (1)	127	136
5.88%, 10/15/33 (1)	101	103
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	59	59
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	50	50
Voyager Parent LLC,
9.25%, 7/1/32 (1)	71	75
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27 (1)	50	50
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	85	86
6.25%, 3/15/33 (1) †	138	141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Leisure Facilities & Services – 4.8%continued
Yum! Brands, Inc.,
5.38%, 4/1/32	$100	$101
		6,935
Leisure Products – 0.2%
Acushnet Co.,
5.63%, 12/1/33 (1)	42	42
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1) †	113	82
Mattel, Inc.,
5.45%, 11/1/41	25	24
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	50	49
6.38%, 11/1/32 (1)	70	72
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	20	20
		289
Machinery – 0.7%
Amsted Industries, Inc.,
6.38%, 3/15/33 (1)	25	26
Esab Corp.,
6.25%, 4/15/29 (1)	26	27
GrafTech Global Enterprises, Inc.,
9.88%, 12/23/29 (1) †	81	70
Madison IAQ LLC,
4.13%, 6/30/28 (1)	25	24
5.88%, 6/30/29 (1)	659	655
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	52	56
Terex Corp.,
5.00%, 5/15/29 (1)	75	75
6.25%, 10/15/32 (1)	29	30
		963
Medical Equipment & Devices – 0.7%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	79	79
3.88%, 11/1/29 (1)	108	103
Bausch + Lomb Corp.,
8.38%, 10/1/28 (1)	234	244
Hologic, Inc.,
3.25%, 2/15/29 (1)	2	2
Insulet Corp.,
6.50%, 4/1/33 (1)	42	44
NORTHERN FUNDS QUARTERLY REPORT  188 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Medical Equipment & Devices – 0.7%continued
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	$46	$45
5.25%, 10/1/29 (1)	316	318
Medline Borrower L.P./Medline Co-Issuer, Inc.,
6.25%, 4/1/29 (1)	46	47
Neogen Food Safety Corp.,
8.63%, 7/20/30 (1)	71	76
		958
Metals & Mining – 1.2%
Arsenal AIC Parent LLC,
8.00%, 10/1/30 (1)	79	84
11.50%, 10/1/31 (1)	255	281
Century Aluminum Co.,
6.88%, 8/1/32 (1)	425	438
Compass Minerals International, Inc.,
8.00%, 7/1/30 (1)	315	330
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	155	150
5.88%, 3/1/34 (1)	159	159
Murray Energy Corp.,
12.00%, 4/15/24 (1) (8) (9)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (8) (9)	1,905	—
Novelis Corp.,
4.75%, 1/30/30 (1)	25	24
6.88%, 1/30/30 (1)	78	81
3.88%, 8/15/31 (1)	80	73
6.38%, 8/15/33 (1)	158	160
		1,780
Oil & Gas Services & Equipment – 1.4%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.25%, 4/1/28 (1)	115	116
6.63%, 9/1/32 (1)	171	176
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	25	25
CHC Group LLC,
11.75%, 9/1/30 (1)	50	47
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30 (1)	38	40
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Oil & Gas Services & Equipment – 1.4%continued
Global Marine, Inc.,
7.00%, 6/1/28	$66	$64
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29 (1)	50	53
Kodiak Gas Services LLC,
7.25%, 2/15/29 (1)	122	127
6.50%, 10/1/33 (1)	77	79
6.75%, 10/1/35 (1)	39	40
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	75	75
Nabors Industries, Inc.,
8.88%, 8/15/31 (1) †	25	24
7.63%, 11/15/32 (1)	45	44
Nine Energy Service, Inc.,
13.00%, 2/1/28	50	15
Noble Finance II LLC,
8.00%, 4/15/30 (1)	94	98
Oceaneering International, Inc.,
6.00%, 2/1/28	18	18
SESI LLC,
7.88%, 9/30/30 (1)	25	25
Star Holding LLC,
8.75%, 8/1/31 (1)	76	73
Tidewater, Inc.,
9.13%, 7/15/30 (1)	35	38
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	18	18
Transocean International Ltd.,
8.25%, 5/15/29 (1)	19	19
8.75%, 2/15/30 (1)	17	17
7.50%, 4/15/31	75	71
8.50%, 5/15/31 (1)	76	75
7.88%, 10/15/32 (1)	54	56
6.80%, 3/15/38 †	146	126
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	20	21
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29 (1)	96	99
6.25%, 10/1/33 (1)	139	141
Valaris Ltd.,
8.38%, 4/30/30 (1)	93	97
FIXED INCOME FUNDS 189 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Oil & Gas Services & Equipment – 1.4%continued
WBI Operating LLC,
6.25%, 10/15/30 (1)	$25	$25
Weatherford International Ltd.,
6.75%, 10/15/33 (1)	113	116
		2,058
Oil & Gas Supply Chain – 6.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 2/1/32 (1)	50	52
5.75%, 10/15/33 (1)	50	50
5.75%, 7/1/34 (1)	25	25
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	86	109
5.88%, 6/30/29 (1)	42	42
6.63%, 10/15/32 (1)	25	26
6.63%, 7/15/33 (1)	55	57
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29 (1)	70	73
7.25%, 7/15/32 (1)	42	45
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	53	55
6.75%, 2/1/30 (1)	39	41
5.85%, 11/15/43	25	23
5.60%, 10/15/44	32	29
California Resources Corp.,
8.25%, 6/15/29 (1)	25	26
Caturus Energy LLC,
8.50%, 2/15/30 (1)	124	129
Chord Energy Corp.,
6.00%, 10/1/30 (1)	25	25
6.75%, 3/15/33 (1)	25	26
CITGO Petroleum Corp.,
8.38%, 1/15/29 (1)	154	160
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	25	25
8.38%, 7/1/28 (1)	3	3
8.63%, 11/1/30 (1)	125	131
8.75%, 7/1/31 (1)	77	80
9.63%, 6/15/33 (1)	50	54
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	15	15
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Oil & Gas Supply Chain – 6.6%continued
CNX Resources Corp.,
6.00%, 1/15/29 (1)	$25	$25
7.38%, 1/15/31 (1)	25	26
7.25%, 3/1/32 (1)	41	43
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	76	76
6.75%, 3/1/29 (1)	54	54
5.88%, 1/15/30 (1)	187	182
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	265	262
Crescent Energy Finance LLC,
7.75%, 7/31/29 (1)	13	13
9.75%, 10/15/30	65	68
7.63%, 4/1/32 (1)	75	73
7.88%, 4/15/32 (1)	112	110
7.38%, 1/15/33 (1)	135	128
8.38%, 1/15/34 (1)	31	31
DBR Land Holdings LLC,
6.25%, 12/1/30 (1)	28	29
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	50	50
8.63%, 3/15/29 (1)	100	105
7.38%, 6/30/33 (1)	75	77
Energy Transfer L.P.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54 (3)	100	107
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54 (3)	110	113
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.50%, 2/15/56 (3)	50	50
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.48%), 6.75%, 2/15/56 (3)	25	25
Excelerate Energy L.P.,
8.00%, 5/15/30 (1)	50	53
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 2/1/28	65	65
8.88%, 4/15/30	25	26
7.88%, 5/15/32	75	78
NORTHERN FUNDS QUARTERLY REPORT  190 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Oil & Gas Supply Chain – 6.6%continued
8.00%, 5/15/33	$52	$54
Global Partners L.P./GLP Finance Corp.,
7.13%, 7/1/33 (1)	72	73
Gulfport Energy Operating Corp.,
6.75%, 9/1/29 (1)	55	57
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	75	76
7.50%, 5/15/32 (1)	43	45
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	50	50
6.50%, 6/1/29 (1)	68	70
4.25%, 2/15/30 (1)	18	18
5.50%, 10/15/30 (1)	25	25
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	25	25
5.75%, 2/1/29 (1)	8	8
6.00%, 4/15/30 (1)	27	26
6.00%, 2/1/31 (1)	50	48
6.25%, 4/15/32 (1)	1	1
8.38%, 11/1/33 (1)	141	144
6.88%, 5/15/34 (1)	46	43
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32 (1)	50	53
6.63%, 1/15/34 (1)	76	78
ITT Holdings LLC,
6.50%, 8/1/29 (1)	138	132
Kinetik Holdings L.P.,
6.63%, 12/15/28 (1)	25	26
5.88%, 6/15/30 (1)	35	35
Kraken Oil & Gas Partners LLC,
7.63%, 8/15/29 (1)	50	49
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.88%, 12/1/32 (1)	78	80
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	75	77
Matador Resources Co.,
6.88%, 4/15/28 (1)	25	26
6.50%, 4/15/32 (1)	124	126
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Oil & Gas Supply Chain – 6.6%continued
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/31 (1)	$50	$48
Murphy Oil Corp.,
6.00%, 10/1/32 †	25	25
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	50
New Fortress Energy, Inc.,
6.50%, 9/30/26 (1)	25	2
NFE Financing LLC,
12.00%, 11/15/29 (1)	100	27
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29 (1)	152	158
8.38%, 2/15/32 (1)	180	186
Northern Oil & Gas, Inc.,
8.75%, 6/15/31 (1)	25	25
7.88%, 10/15/33 (1)	134	130
NuStar Logistics L.P.,
6.38%, 10/1/30	75	79
ONEOK, Inc.,
5.05%, 4/1/45	25	22
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	125	124
9.88%, 3/15/30 (1) †	25	26
7.88%, 9/15/30 (1)	42	40
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	50	51
5.88%, 7/1/29 (1)	50	50
7.00%, 1/15/32 (1)	26	27
6.25%, 2/1/33 (1)	92	94
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.22%, 2/7/26 (5) (11)	75	75
Prairie Acquiror L.P.,
9.00%, 8/1/29 (1)	76	79
Range Resources Corp.,
8.25%, 1/15/29	25	26
Rockies Express Pipeline LLC,
4.95%, 7/15/29 (1)	50	50
4.80%, 5/15/30 (1)	25	25
6.88%, 4/15/40 (1)	25	26
SM Energy Co.,
6.75%, 8/1/29 (1)	25	25
FIXED INCOME FUNDS 191 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Oil & Gas Supply Chain – 6.6%continued
7.00%, 8/1/32 (1)	$25	$25
Sunoco L.P.,
4.50%, 10/1/29 (1)	125	122
4.63%, 5/1/30 (1)	50	49
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.23%), 7.88%, 9/18/30 (1) (3) (5)	333	342
5.63%, 3/15/31 (1)	45	45
6.63%, 8/15/32 (1)	36	37
6.25%, 7/1/33 (1)	99	101
5.88%, 3/15/34 (1)	45	45
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	50	50
7.00%, 9/15/28 (1)	25	26
4.50%, 4/30/30	50	49
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 1/15/28 (1)	24	24
7.38%, 2/15/29 (1)	137	142
6.00%, 12/31/30 (1)	25	25
6.00%, 9/1/31 (1)	50	50
Talos Production, Inc.,
9.00%, 2/1/29 (1)	25	26
9.38%, 2/1/31 (1)	50	52
Targa Resources Corp.,
6.13%, 5/15/55	50	50
TGNR Intermediate Holdings LLC,
5.50%, 10/15/29 (1)	118	117
TransMontaigne Partners LLC,
8.50%, 6/15/30 (1)	37	37
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	50	51
4.13%, 8/15/31 (1)	50	45
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	75	76
9.50%, 2/1/29 (1)	173	179
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 9/30/29 (1) (3) (5) †	308	243
7.00%, 1/15/30 (1) †	2	2
8.38%, 6/1/31 (1)	117	116
9.88%, 2/1/32 (1)	234	242
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30 (1)	159	162
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Oil & Gas Supply Chain – 6.6%continued
7.50%, 5/1/33 (1)	$90	$97
6.50%, 1/15/34 (1)	322	330
6.50%, 6/15/34 (1)	50	51
7.75%, 5/1/35 (1)	82	90
6.75%, 1/15/36 (1)	258	264
Western Midstream Operating L.P.,
7.25%, 4/1/30 (1)	25	27
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29 (1)	58	59
		9,533
Publishing & Broadcasting – 1.9%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28 (1)	225	225
7.50%, 6/1/29 (1)	125	124
7.88%, 4/1/30 (1)	228	240
7.13%, 2/15/31 (1)	183	192
7.50%, 3/15/33 (1)	378	400
Gray Media, Inc.,
10.50%, 7/15/29 (1)	36	39
4.75%, 10/15/30 (1) †	75	58
5.38%, 11/15/31 (1)	50	37
9.63%, 7/15/32 (1)	120	125
7.25%, 8/15/33 (1)	115	117
iHeartCommunications, Inc.,
4.75%, 1/15/28 (1)	25	23
9.13%, 5/1/29 (1) †	71	68
10.88%, 5/1/30 (1)	65	56
7.75%, 8/15/30 (1)	64	56
Lamar Media Corp.,
5.38%, 11/1/33 (1)	59	59
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1)	605	611
7.38%, 9/1/31 (1)	25	26
News Corp.,
5.13%, 2/15/32 (1)	50	49
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	25	19
Sinclair Television Group, Inc.,
5.50%, 3/1/30 (1)	25	23
4.38%, 12/31/32 (1)	25	20
8.13%, 2/15/33 (1)	148	155
		2,722
NORTHERN FUNDS QUARTERLY REPORT  192 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Real Estate Investment Trusts – 1.8%
Brandywine Operating Partnership L.P.,
6.13%, 1/15/31	$25	$24
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	64	63
Diversified Healthcare Trust,
7.25%, 10/15/30 (1)	22	22
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	175	167
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	25	25
5.25%, 3/15/28 (1)	75	75
5.00%, 7/15/28 (1)	25	25
5.25%, 7/15/30 (1)	130	128
4.50%, 2/15/31 (1)	75	71
6.25%, 1/15/33 (1)	50	50
4.75%, 1/15/34 [EUR](1)	100	115
Millrose Properties, Inc.,
6.38%, 8/1/30 (1)	159	163
6.25%, 9/15/32 (1)	95	96
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	100	97
4.63%, 8/1/29	50	42
3.50%, 3/15/31	50	36
8.50%, 2/15/32 (1)	214	228
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28 (1)	25	25
4.88%, 5/15/29 (1)	50	49
7.00%, 2/1/30 (1)	70	72
Pebblebrook Hotel L.P./PEB Finance Corp.,
6.38%, 10/15/29 (1)	49	50
Prologis L.P.,
5.25%, 3/15/54	50	48
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29 (1)	25	25
6.50%, 4/1/32 (1)	50	52
6.50%, 6/15/33 (1)	98	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Real Estate Investment Trusts – 1.8%continued
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	$25	$25
4.00%, 9/15/29 (1)	114	108
SBA Communications Corp.,
3.13%, 2/1/29	47	45
Service Properties Trust,
0.00%, 9/30/27 (1) (12)	42	38
4.95%, 10/1/29	50	43
4.38%, 2/15/30	25	21
8.63%, 11/15/31 (1)	261	274
8.88%, 6/15/32	91	90
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1) †	75	70
XHR L.P.,
4.88%, 6/1/29 (1)	25	25
6.63%, 5/15/30 (1)	48	50
		2,639
Real Estate Owners & Developers – 0.2%
Five Point Operating Co. L.P.,
8.00%, 10/1/30 (1)	39	41
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	75	75
4.13%, 2/1/29 (1)	50	49
4.38%, 2/1/31 (1)	36	34
Kennedy-Wilson, Inc.,
4.75%, 3/1/29	25	24
4.75%, 2/1/30	50	47
		270
Real Estate Services – 0.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30 (1)	108	107
7.00%, 4/15/30	86	86
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29 (1)	50	48
5.25%, 4/15/30 (1)	50	47
9.75%, 4/15/30 (1)	25	27
FIXED INCOME FUNDS 193 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Real Estate Services – 0.3%continued
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	$25	$25
8.88%, 9/1/31 (1)	86	92
		432
Retail - Consumer Staples – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	50	50
6.50%, 2/15/28 (1)	75	77
4.88%, 2/15/30 (1)	50	50
5.50%, 3/31/31 (1)	51	51
6.25%, 3/15/33 (1)	27	28
5.75%, 3/31/34 (1)	112	112
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	75	71
Kroger (The) Co.,
5.00%, 9/15/34	25	25
5.50%, 9/15/54	50	48
5.65%, 9/15/64	50	48
		560
Retail - Discretionary – 2.4%
Advance Auto Parts, Inc.,
7.00%, 8/1/30 (1)	53	53
7.38%, 8/1/33 (1)	25	25
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	25	25
5.00%, 2/15/32 (1)	2	2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1) †	21	21
4.75%, 4/1/28 (1) †	50	49
8.25%, 1/15/30 (1)	75	78
8.38%, 6/15/32 (1)	80	83
Bath & Body Works, Inc.,
6.63%, 10/1/30 (1)	25	26
6.75%, 7/1/36	75	74
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	125	125
4.25%, 2/1/32 (1)	125	119
6.38%, 6/15/32 (1)	100	104
6.38%, 3/1/34 (1)	154	159
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Retail - Discretionary – 2.4%continued
6.75%, 5/15/35 (1)	$98	$102
Carvana Co.,
9.00%, (100% Cash), 6/1/30 (1) (2)	140	146
9.00%, 6/1/31 (1) (2)	383	432
Cougar JV Subsidiary LLC,
8.00%, 5/15/32 (1)	41	44
Gap (The), Inc.,
3.63%, 10/1/29 (1)	25	24
3.88%, 10/1/31 (1)	25	23
Hertz (The) Corp.,
4.63%, 12/1/26 (1) †	11	11
12.63%, 7/15/29 (1)	54	54
5.00%, 12/1/29 (1)	25	17
LBM Acquisition LLC,
6.25%, 1/15/29 (1) †	75	68
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	71	70
8.25%, 8/1/31 (1)	51	54
Liberty Interactive LLC,
8.25%, 2/1/30	25	1
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	50	50
3.88%, 6/1/29 (1) †	50	48
5.50%, 10/1/30 (1)	53	53
Macy's Retail Holdings LLC,
4.50%, 12/15/34	25	23
5.13%, 1/15/42	75	61
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	25	25
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	50	48
Park River Holdings, Inc.,
8.75%, 12/31/30	21	21
8.00%, 3/15/31 (1)	25	26
QVC, Inc.,
6.88%, 4/15/29 (1)	8	3
QXO Building Products, Inc.,
6.75%, 4/30/32 (1)	206	215
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	67	4
SGUS LLC,
11.00%, 12/15/29 (1) †	29	11
NORTHERN FUNDS QUARTERLY REPORT  194 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Retail - Discretionary – 2.4%continued
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	$50	$49
Staples, Inc.,
10.75%, 9/1/29 (1)	87	86
12.75%, 1/15/30 (1)	63	53
Wand NewCo 3, Inc.,
7.63%, 1/30/32 (1)	370	392
White Cap Supply Holdings LLC,
7.38%, 11/15/30 (1)	259	268
		3,425
Semiconductors – 0.2%
Amkor Technology, Inc.,
5.88%, 10/1/33 (1)	38	39
Coherent Corp.,
5.00%, 12/15/29 (1)	157	156
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	50	49
Synaptics, Inc.,
4.00%, 6/15/29 (1) †	50	49
		293
Software – 3.5%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	1,961	1,955
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	11	11
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	161	166
Castle U.S. Holding Corp.,
10.00%, 6/30/31 (1)	46	7
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29 (1)	61	53
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	98	83
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	257	260
9.00%, 9/30/29 (1)	601	626
8.25%, 6/30/32 (1)	189	197
6.63%, 8/15/33 (1)	50	50
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	207	203
CoreWeave, Inc.,
9.25%, 6/1/30 (1)	133	124
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Software – 3.5%continued
9.00%, 2/1/31 (1) †	$480	$440
Elastic N.V.,
4.13%, 7/15/29 (1)	49	47
Ellucian Holdings, Inc.,
6.50%, 12/1/29 (1)	73	74
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	25	25
7.13%, 9/30/30 (1) †	50	52
6.25%, 4/1/33 (1)	25	26
McAfee Corp.,
7.38%, 2/15/30 (1)	50	44
Rocket Software, Inc.,
9.00%, 11/28/28 (1)	50	52
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	100	100
6.50%, 6/1/32 (1)	213	222
Synopsys, Inc.,
5.70%, 4/1/55	25	25
Twilio, Inc.,
3.63%, 3/15/29	22	21
3.88%, 3/15/31	18	17
UKG, Inc.,
6.88%, 2/1/31 (1)	210	216
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	44	41
		5,137
Specialty Finance – 5.3%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (5)	50	49
6.70%, 2/14/33 †	50	52
Arbor Realty SR, Inc.,
8.50%, 12/15/28 (1)	38	38
7.88%, 7/15/30 (1)	75	71
Azorra Finance Ltd.,
7.75%, 4/15/30 (1)	75	79
7.25%, 1/15/31 (1)	45	47
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	101	100
7.75%, 12/1/29 (1)	25	27
Block, Inc.,
5.63%, 8/15/30 (1)	107	109
FIXED INCOME FUNDS 195 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Specialty Finance – 5.3%continued
6.50%, 5/15/32	$77	$80
6.00%, 8/15/33 (1)	150	154
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	200	213
Bread Financial Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%), 8.38%, 6/15/35 (1) (3)	9	9
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/1/30 (1)	61	62
6.75%, 12/1/32 (1)	69	70
EZCORP, Inc.,
7.38%, 4/1/32 (1)	120	127
Fair Isaac Corp.,
6.00%, 5/15/33 (1)	166	171
FirstCash, Inc.,
4.63%, 9/1/28 (1)	25	25
5.63%, 1/1/30 (1)	25	25
6.88%, 3/1/32 (1)	50	52
Freedom Mortgage Corp.,
6.63%, 1/15/27 (1)	125	125
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	81	85
6.88%, 5/1/31 (1)	20	20
9.13%, 5/15/31 (1)	66	71
8.38%, 4/1/32 (1)	53	56
7.88%, 4/1/33 (1)	25	26
FTAI Aviation Investors LLC,
5.50%, 5/1/28 (1)	108	108
7.88%, 12/1/30 (1)	85	90
7.00%, 5/1/31 (1)	143	151
7.00%, 6/15/32 (1)	250	263
5.88%, 4/15/33 (1)	152	154
ION Platform Finance U.S., Inc.,
7.88%, 9/30/32 (1)	203	193
ION Platform Finance U.S., Inc./ION Platform Finance S.A.R.L.,
5.00%, 5/1/28 (1)	200	186
8.75%, 5/1/29 (1)	25	25
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	50
9.50%, 2/15/29 (1)	50	53
8.25%, 5/15/30 (1)	75	79
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Specialty Finance – 5.3%continued
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	$25	$25
7.00%, 7/15/31 (1)	25	26
LD Holdings Group LLC,
8.75%, 11/1/27 (1)	17	17
6.13%, 4/1/28 (1)	25	23
LFS Topco LLC,
8.75%, 7/15/30 (1) †	100	101
Navient Corp.,
6.75%, 6/15/26	75	76
5.50%, 3/15/29 †	75	74
9.38%, 7/25/30	16	18
11.50%, 3/15/31	50	56
7.88%, 6/15/32	24	25
OneMain Finance Corp.,
7.13%, 3/15/26	18	18
6.63%, 1/15/28	25	26
6.63%, 5/15/29	14	14
5.38%, 11/15/29	62	62
7.88%, 3/15/30	97	103
6.13%, 5/15/30	104	106
4.00%, 9/15/30 †	45	42
7.50%, 5/15/31	75	79
7.13%, 11/15/31	95	99
6.75%, 3/15/32	198	203
7.13%, 9/15/32	61	63
6.50%, 3/15/33	119	120
6.75%, 9/15/33	115	117
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	46
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	49
7.88%, 12/15/29 (1)	49	52
7.13%, 11/15/30 (1)	25	26
5.75%, 9/15/31 (1)	75	75
6.88%, 5/15/32 (1)	82	86
6.88%, 2/15/33 (1)	75	78
6.75%, 2/15/34 (1)	119	123
PHH Escrow Issuer LLC/PHH Corp.,
9.88%, 11/1/29 (1)	50	52
NORTHERN FUNDS QUARTERLY REPORT  196 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Specialty Finance – 5.3%continued
PRA Group, Inc.,
8.38%, 2/1/28 (1)	$25	$26
8.88%, 1/31/30 (1)	50	52
Rithm Capital Corp.,
8.00%, 4/1/29 (1)	50	51
8.00%, 7/15/30 (1)	25	26
Rocket Cos., Inc.,
6.50%, 8/1/29 (1)	86	89
6.13%, 8/1/30 (1)	210	217
7.13%, 2/1/32 (1)	186	196
6.38%, 8/1/33 (1)	308	321
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	26	26
3.88%, 3/1/31 (1)	15	14
4.00%, 10/15/33 (1)	186	173
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.75%, 8/15/32 (1)	173	179
SLM Corp.,
3.13%, 11/2/26	50	49
6.50%, 1/31/30	25	26
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	43	45
6.00%, 4/15/30 (1)	67	69
6.50%, 7/1/30 (1)	44	46
6.50%, 10/15/30 (1)	54	56
Stonebriar ABF Issuer LLC,
8.13%, 12/15/30 (1)	75	77
Synchrony Financial,
7.25%, 2/2/33	50	54
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	25
5.50%, 4/15/29 (1)	50	50
UWM Holdings LLC,
6.63%, 2/1/30 (1)	96	97
6.25%, 3/15/31 (1)	94	94
Walker & Dunlop, Inc.,
6.63%, 4/1/33 (1)	54	55
WEX, Inc.,
6.50%, 3/15/33 (1)	217	222
		7,710
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Steel – 2.6%
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	$86	$87
Carpenter Technology Corp.,
5.63%, 3/1/34 (1)	68	69
Cleveland-Cliffs, Inc.,
6.88%, 11/1/29 (1)	109	113
6.75%, 4/15/30 (1)	25	26
4.88%, 3/1/31 (1)	25	24
7.50%, 9/15/31 (1)	25	26
7.00%, 3/15/32 (1)	310	318
7.38%, 5/1/33 (1)	310	322
Commercial Metals Co.,
4.13%, 1/15/30	25	24
4.38%, 3/15/32	25	24
5.75%, 11/15/33 (1)	75	77
6.00%, 12/15/35 (1)	77	79
Specialty Steel Holdco, Inc.,
12.00%, 11/15/33 (4) (9)	2,490	2,490
TMS International Corp.,
6.25%, 4/15/29 (1)	25	24
		3,703
Technology Hardware – 0.8%
CommScope LLC,
8.25%, 3/1/27 (1)	50	50
7.13%, 7/1/28 (1)	50	50
4.75%, 9/1/29 (1)	205	205
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	25	25
Diebold Nixdorf, Inc.,
7.75%, 3/31/30 (1)	25	27
Imola Merger Corp.,
4.75%, 5/15/29 (1)	200	197
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	75	81
NCR Voyix Corp.,
5.00%, 10/1/28 (1)	50	50
5.13%, 4/15/29 (1)	30	30
Seagate Data Storage Technology Pte. Ltd.,
8.25%, 12/15/29 (1)	40	42
5.88%, 7/15/30 (1)	39	40
4.13%, 1/15/31 (1)	55	52
8.50%, 7/15/31 (1)	40	43
FIXED INCOME FUNDS 197 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Technology Hardware – 0.8%continued
9.63%, 12/1/32 (1)	$70	$80
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	50	49
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	37	35
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	73	76
		1,132
Telecommunications – 4.3%
APLD ComputeCo LLC,
9.25%, 12/15/30 (1)	298	293
AT&T, Inc.,
3.55%, 9/15/55	25	17
Cipher Compute LLC,
7.13%, 11/15/30 (1) †	527	537
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.00%, 6/15/27 (1) †	25	25
7.00%, 6/15/27 (1)	25	25
EchoStar Corp.,
10.75%, 11/30/29	347	384
6.75%, 11/30/30 (2)	505	517
Embarq LLC,
8.00%, 6/1/36	50	21
Flash Compute LLC,
7.25%, 12/31/30 (1)	113	112
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	46	46
5.00%, 5/1/28 (1)	163	163
6.75%, 5/1/29 (1)	97	98
5.88%, 11/1/29 †	75	76
6.00%, 1/15/30 (1) †	107	109
8.75%, 5/15/30 (1)	331	346
8.63%, 3/15/31 (1)	81	85
Frontier North, Inc.,
6.73%, 2/15/28	25	26
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	25	23
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	25	24
3.63%, 1/15/29 (1)	36	33
4.88%, 6/15/29 (1)	263	256
3.75%, 7/15/29 (1)	25	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Telecommunications – 4.3%continued
6.88%, 6/30/33 (1)	$371	$379
7.00%, 3/31/34 (1)	354	365
8.50%, 1/15/36 (1)	206	211
Lumen Technologies, Inc.,
4.50%, 1/15/29 (1)	25	23
4.13%, 4/15/29 (1)	60	60
4.13%, 4/15/30 (1)	60	59
10.00%, 10/15/32 (1) †	68	68
Sable International Finance Ltd.,
7.13%, 10/15/32 (1)	200	202
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
4.75%, 4/15/28 (1)	25	25
6.50%, 2/15/29 (1)	75	72
8.63%, 6/15/32 (1)	150	148
Viasat, Inc.,
6.50%, 7/15/28 (1)	25	24
7.50%, 5/30/31 (1) †	25	24
Windstream Services LLC,
7.50%, 10/15/33 (1)	56	57
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	387	406
WULF Compute LLC,
7.75%, 10/15/30 (1)	635	654
Zayo Group Holdings, Inc.,
9.25%, 3/9/30 (1) (2)	203	193
13.75%, 9/9/30 (1) (2)	89	82
		6,291
Transportation & Logistics – 0.8%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	19	19
American Airlines, Inc.,
7.25%, 2/15/28 (1) †	50	51
8.50%, 5/15/29 (1)	91	95
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	4	4
5.75%, 4/20/29 (1)	156	159
Beacon Mobility Corp.,
7.25%, 8/1/30 (1)	25	26
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	99	102
NORTHERN FUNDS QUARTERLY REPORT  198 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Transportation & Logistics – 0.8%continued
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31 (1)	$244	$246
OneSky Flight LLC,
8.88%, 12/15/29 (1)	72	77
Rand Parent LLC,
8.50%, 2/15/30 (1)	72	75
Star Leasing Co. LLC,
7.63%, 2/15/30 (1)	25	23
Stonepeak Nile Parent LLC,
7.25%, 3/15/32 (1)	14	15
United Airlines, Inc.,
4.63%, 4/15/29 (1)	25	25
Watco Cos. LLC/Watco Finance Corp.,
7.13%, 8/1/32 (1)	88	92
XPO, Inc.,
6.25%, 6/1/28 (1)	25	26
7.13%, 6/1/31 (1)	25	26
7.13%, 2/1/32 (1) †	25	26
		1,087
Transportation Equipment – 0.2%
Allison Transmission, Inc.,
4.75%, 10/1/27 (1)	25	25
3.75%, 1/30/31 (1)	25	24
5.88%, 12/1/33 (1)	76	77
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	50	52
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	50	52
		230
Wholesale - Consumer Staples – 0.3%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	23
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29 (1)	131	138
Performance Food Group, Inc.,
4.25%, 8/1/29 (1)	50	49
6.13%, 9/15/32 (1)	64	66
U.S. Foods, Inc.,
6.88%, 9/15/28 (1)	25	26
7.25%, 1/15/32 (1)	25	26
5.75%, 4/15/33 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.3% continued
Wholesale - Consumer Staples – 0.3%continued
United Natural Foods, Inc.,
6.75%, 10/15/28 (1) †	$66	$66
		419
Wholesale - Discretionary – 0.0%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28(1)	25	25
Total Corporate Bonds
(Cost $114,608)		113,476

FOREIGN ISSUER BONDS – 9.1%
Aerospace & Defense – 0.4%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	111	111
8.75%, 11/15/30 (1)	25	27
7.25%, 7/1/31 (1)	50	53
7.00%, 6/1/32 (1)	26	28
6.75%, 6/15/33 (1)	83	88
Efesto Bidco S.p.A. Efesto U.S. LLC,
7.50%, 2/15/32 (1)	200	202
		509
Asset Management – 0.1%
Brookfield Finance, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.30%, 1/15/55(3)	115	114
Automotive – 0.3%
Nissan Motor Co. Ltd.,
8.13%, 7/17/35(1)	400	426
Banking – 0.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (3) (5) †	200	193
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (3) (5)	200	227
		420
Biotechnology & Pharmaceuticals – 0.4%
Bausch Health Cos., Inc.,
7.00%, 1/15/28 (1)	25	23
5.00%, 1/30/28 (1)	50	44
4.88%, 6/1/28 (1)	46	41
11.00%, 9/30/28 (1)	325	337
FIXED INCOME FUNDS 199 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Biotechnology & Pharmaceuticals – 0.4%continued
7.25%, 5/30/29 (1)	$50	$40
5.25%, 1/30/30 (1)	25	17
5.25%, 2/15/31 (1)	25	16
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	81	80
		598
Chemicals – 0.2%
Cerdia Finanz GmbH,
9.38%, 10/3/31 (1)	25	26
Methanex Corp.,
5.13%, 10/15/27	25	25
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	25	25
8.50%, 11/15/28 (1)	50	52
4.25%, 5/15/29 (1)	25	24
9.00%, 2/15/30 (1)	50	54
7.00%, 12/1/31 (1)	25	27
		233
Commercial Support Services – 0.4%
Garda World Security Corp.,
7.75%, 2/15/28 (1)	77	79
6.00%, 6/1/29 (1)	90	88
6.50%, 1/15/31 (1)	25	26
8.25%, 8/1/32 (1)	200	203
8.38%, 11/15/32 (1)	152	155
Wrangler Holdco Corp.,
6.63%, 4/1/32 (1)	25	26
		577
Containers & Packaging – 0.4%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC,
9.50%, 5/15/30 (1)	380	379
Trivium Packaging Finance B.V.,
8.25%, 7/15/30 (1)	180	193
		572
Electric Utilities – 0.0%
TransAlta Corp.,
5.88%, 2/1/34	58	59
Electrical Equipment – 0.2%
TK Elevator Midco GmbH,
4.38%, 7/15/27 [EUR](10)	100	118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Electrical Equipment – 0.2%continued
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	$200	$200
		318
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
12.88%, 10/1/28(1)	25	19
Gas & Water Utilities – 0.1%
AltaGas Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.57%), 7.20%, 10/15/54 (1) (3)	42	44
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29 (1)	25	24
		68
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	126	122
4.88%, 2/15/30 (1)	25	23
Empire Communities Corp.,
9.75%, 5/1/29 (1)	60	62
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	65	63
6.00%, 12/15/33 (1)	11	11
		281
Insurance – 1.1%
Ardonagh Finco Ltd.,
7.75%, 2/15/31 (1)	200	209
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	400	416
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31 (1)	230	237
8.13%, 2/15/32 (1)	213	220
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1)	196	205
6.88%, 10/1/33 (1)	386	373
		1,660
NORTHERN FUNDS QUARTERLY REPORT  200 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Leisure Facilities & Services – 0.7%
1011778 B.C. ULC/New Red Finance, Inc.,
4.38%, 1/15/28 (1)	$8	$8
6.13%, 6/15/29 (1)	25	26
4.00%, 10/15/30 (1)	257	245
Great Canadian Gaming Corp./Raptor LLC,
8.75%, 11/15/29 (1)	124	125
Melco Resorts Finance Ltd.,
5.38%, 12/4/29 (1) †	200	198
Wynn Macau Ltd.,
5.63%, 8/26/28 (1)	200	200
6.75%, 2/15/34 (1)	200	202
		1,004
Machinery – 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	178	187
Metals & Mining – 1.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	2,035	1,791
Capstone Copper Corp.,
6.75%, 3/31/33 (1)	25	26
Champion Iron Canada, Inc.,
7.88%, 7/15/32 (1)	25	26
ERO Copper Corp.,
6.50%, 2/15/30 (1)	83	83
Fortescue Treasury Pty. Ltd.,
5.88%, 4/15/30 (1)	13	13
4.38%, 4/1/31 (1)	56	54
6.13%, 4/15/32 (1)	75	78
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	25	25
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	25
Mineral Resources Ltd.,
8.00%, 11/1/27 (1)	25	25
8.50%, 5/1/30 (1)	50	52
7.00%, 4/1/31 (1)	25	26
New Gold, Inc.,
6.88%, 4/1/32 (1)	60	64
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Metals & Mining – 1.6%continued
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	$25	$27
		2,315
Oil & Gas Services & Equipment – 0.1%
Enerflex, Inc.,
6.88%, 1/15/31 (1)	41	42
Precision Drilling Corp.,
6.88%, 1/15/29 (1)	25	25
		67
Oil & Gas Supply Chain – 0.7%
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 6/27/54 (3)	35	37
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%), 7.38%, 3/15/55 (3)	43	46
Northriver Midstream Finance L.P.,
6.75%, 7/15/32 (1)	70	71
OGX Austria GmbH,
8.50%, 6/1/18 (1) (6) (8)	2,420	—
8.38%, 4/1/22 (1) (8) (9)	1,800	—
South Bow Canadian Infrastructure Holdings Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.67%), 7.50%, 3/1/55 (3)	25	27
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.95%), 7.63%, 3/1/55 (3)	25	26
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	810
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	49
		1,066
Retail - Consumer Staples – 0.1%
Boots Group Finco L.P.,
5.38%, 8/31/32(1)	100	122
Software – 0.1%
Open Text Corp.,
3.88%, 2/15/28 (1)	50	49
3.88%, 12/1/29 (1)	25	24
FIXED INCOME FUNDS 201 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Software – 0.1%continued
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	$50	$48
4.13%, 12/1/31 (1)	50	46
		167
Specialty Finance – 0.3%
GGAM Finance Ltd.,
8.00%, 6/15/28 (1)	28	29
6.88%, 4/15/29 (1)	50	52
5.88%, 3/15/30 (1) †	25	25
Global Aircraft Leasing Co. Ltd.,
8.75%, 9/1/27 (1)	100	104
goeasy Ltd.,
9.25%, 12/1/28 (1)	25	26
7.63%, 7/1/29 (1)	25	25
6.88%, 5/15/30 (1)	25	24
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30 (1)	108	115
TrueNoord Capital DAC,
8.75%, 3/1/30 (1)	25	26
		426
Steel – 0.0%
Algoma Steel, Inc.,
9.13%, 4/15/29 (1) †	25	21
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28 (1)	25	26
		47
Telecommunications – 1.1%
Altice France Lux 3/Altice Holdings 1,
10.00%, 1/15/33 (1)	55	50
Altice France S.A.,
0.00%, 5/15/27 [EUR](1) (5) (12) (13)	—	—
4.25%, 10/15/29 [EUR](9)	7	121
9.50%, 11/1/29 (1)	129	133
6.88%, 10/15/30 (1)	320	310
6.50%, 10/15/31 (1)	39	38
6.50%, 4/15/32 (1)	50	48
6.88%, 7/15/32 (1)	75	72
Digicel Group Holdings Ltd.,
0.00%, 12/31/30 (1) (9) (12)	25	1
0.00%, 12/31/30 (1) (6) (9) (12)	9	—
Digicel International Finance Ltd./Difl U.S. LLC,
8.63%, 8/1/32 (1)	200	207
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Telecommunications – 1.1%continued
Rogers Communications, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 4/15/55 (3)	$25	$26
Telecom Italia Capital S.A.,
7.72%, 6/4/38	68	75
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	50	40
4.88%, 6/1/27 (1)	50	39
6.50%, 10/15/27 (1)	25	12
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	182
4.75%, 7/15/31 (1)	200	185
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (3)	50	53
		1,592
Transportation & Logistics – 0.2%
Latam Airlines Group S.A.,
7.88%, 4/15/30 (1)	50	53
Seaspan Corp.,
5.50%, 8/1/29 (1)	25	24
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	100	101
9.50%, 6/1/28 (1) †	25	26
6.38%, 2/1/30 (1)	50	47
		251
Total Foreign Issuer Bonds
(Cost $16,797)		13,098

TERM LOANS – 4.4% (11)
Advertising & Marketing – 0.1%
CMG Media Corp., Term B-2 Loan,
6/18/29 (14)	6	5
(Floating, CME Term SOFR USD 3M + 3.50%), 7.27%, 6/18/29	19	18
Neptune BidCo U.S., Inc., Dollar Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.01%, 4/11/29	70	69
NORTHERN FUNDS QUARTERLY REPORT  202 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Advertising & Marketing – 0.1%continued
Summer Bidco B LLC, Extended Facility B,
(Floating, CME Term SOFR USD 3M + 5.00%), 8.93%, 2/15/29	$17	$16
		108
Aerospace & Defense – 0.0%
Kaman Corp., Delayed Draw Term Loan,
2/26/32 (14)	6	6
Kaman Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.32%, 2/26/32	12	12
(Floating, CME Term SOFR USD 6M + 2.50%, 0.50% Floor), 6.54%, 2/26/32	4	4
Propulsion Newco LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.17%, 12/1/32	26	26
Signia Aerospace LLC, 2025 Delayed Draw Term Loan,
12/11/31 (14) (15)	1	1
Signia Aerospace LLC, 2025 Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.44%, 12/11/31 (13)	—	—
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.57%, 12/11/31	11	11
		60
Apparel & Textile Products – 0.0%
Beach Acquisition Bidco LLC, Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.92%, 9/12/32	25	25
Asset Management – 0.0%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 6.47%, 7/30/31	8	8
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Automotive – 0.1%
Clarios Global L.P., Amendment No. 6 Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 6.47%, 1/28/32	$45	$46
Tenneco, Inc., Term A Loan,
(Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor), 8.74%, 11/17/28	6	6
Tenneco, Inc., Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.77%, 11/17/28 (13)	—	—
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.99%, 11/17/28	37	36
		88
Basic Industry – 0.0%
BradyPLUS Holdings LLC, Initial Term Loan,
12/29/32(14)	60	59
Biotechnology & Pharmaceuticals – 0.1%
1261229 B.C. Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 6.25%), 9.97%, 10/8/30	25	24
Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.22%, 8/1/32	62	62
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 7.47%, 4/23/31	35	35
		121
Cable & Satellite – 0.2%
CSC Holdings LLC, September 2019 Initial Term Loan,
(Floating, PRIME USD 3M + 1.50%, 1.00% Floor), 8.25%, 4/15/27	41	36
DIRECTV Financing LLC, 2025 Incremental Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor), 9.34%, 2/17/31	133	133
FIXED INCOME FUNDS 203 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Cable & Satellite – 0.2%continued
Radiate Holdco LLC, First Out Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.33%, 9/25/29	$73	$56
		225
Capital Goods – 0.0%
Vortex Opco LLC, First-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 6.25%, 0.50% Floor), 9.92%, 4/30/30	11	11
Vortex Opco LLC, Second-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 8.04%, 12/17/28	32	4
Wilsonart LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 7.92%, 8/5/31	29	28
		43
Chemicals – 0.1%
Discovery Purchaser Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 7.61%, 10/4/29	57	54
Herens Holdco S.a.r.l., Facility B,
(Floating, CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 7.70%, 7/3/28	80	70
Olympus Water U.S. Holding Corp., Term Loan B,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.92%, 11/3/32	34	34
SCUR-Alpha 2505 GmbH & Co. KG, Tranche B-2 Term Loan,
4/8/31 (14)	5	4
(Floating, CME Term SOFR USD 3M + 4.25%), 8.29%, 4/8/31	1	1
		163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Commercial Support Services – 0.1%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.97%, 8/20/32	$39	$39
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.97%, 1/31/31	30	30
		69
Communications – 0.1%
Coral-U.S. Co-Borrower LLC, Term B-7 Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.15%, 1/31/32	16	16
Sterling Entertainment Enterprises LLC, Initial Loan,
10.25%, 4/10/26 (4) (9)	1,185	120
		136
Construction Materials – 0.0%
MSOF Beacon LLC, Initial Term Loan,
12/23/32 (14)	14	14
Quikrete Holdings, Inc., Tranche B-3 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 5.97%, 2/10/32	50	50
		64
Consumer Cyclical – 0.0%
Pye-Barker Fire & Safety LLC, Closing Date Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%), 6.21%, 12/16/32	23	24
Pye-Barker Fire & Safety LLC, Initial Delayed Draw Term Loan,
12/16/32 (14) (15)	4	3
		27
Consumer Non-Cyclical – 0.0%
ACP Tara Holdings, Inc., Term Loan B,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.97%, 12/15/32	14	14
NORTHERN FUNDS QUARTERLY REPORT  204 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Consumer Non-Cyclical – 0.0%continued
Parexel International, Inc., Seventh Amendment Term Loan,
12/12/31 (14)	$24	$24
		38
Containers & Packaging – 0.0%
LABL, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 8.94%, 10/30/28	41	26
Mauser Packaging Solutions Holding Co., 2025 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.23%, 4/15/30	35	34
		60
Electric Utilities – 0.1%
Alpha Generation LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 5.72%, 9/30/31	49	49
Lightning Power LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 5.97%, 8/18/31	25	25
		74
Electrical Equipment – 0.0%
LSF12 Crown U.S. Commercial Bidco LLC, 2025 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.37%, 12/2/31	40	40
Pinnacle Buyer LLC, Delayed Draw Term B Loan,
10/1/32 (14) (15)	3	3
Pinnacle Buyer LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 2.50%), 6.49%, 10/1/32	19	19
		62
Energy – 0.0%
Stakeholder Midstream LLC, Initial Term Loan Retired 01/06/2026,
(Floating, CME Term SOFR USD 6M + 4.00%), 8.04%, 1/2/31	39	39
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 8.35%, 8/1/30	$116	$106
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.32%, 2/10/27	46	32
Versant Media Group, Inc., Initial Term Loan,
1/30/31 (14)	17	17
		49
Forestry, Paper & Wood Products – 0.0%
Glatfelter Corp., Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.07%, 11/4/31	45	45
Health Care Facilities & Services – 0.1%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 7.65%, 5/17/31	39	39
LifePoint Health, Inc., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.33%, 5/19/31	30	30
MPH Acquisition Holdings LLC, Exchange First Out Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 7.59%, 12/31/30	9	9
Paradigm Parent LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.17%, 4/16/32	50	44
Star Parent, Inc., Term Loan B,
(Floating, CME Term SOFR USD 3M + 4.00%), 7.67%, 9/27/30	72	72
		194
Home & Office Products – 0.0%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 6.67%, 1/17/32	10	10
FIXED INCOME FUNDS 205 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Home & Office Products – 0.0%continued
SWF Holdings I Corp., Delayed Draw Term Loan,
12/19/29 (14) (15)	$17	$17
SWF Holdings I Corp., Tranche A-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.33%, 12/19/29	12	12
		39
Home Construction – 0.0%
CP Atlas Buyer, Inc., 2025 Term B Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 8.97%, 7/8/30	42	41
Institutional Financial Services – 0.0%
Summit Acquisition, Inc., Amendment No. 1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.22%, 10/16/31	28	28
Insurance – 0.7%
Ardonagh Midco 3 Ltd., Syndicated Facility B,
(Floating, CME Term SOFR USD 3M + 2.75%), 6.42%, 2/15/31	2	2
(Floating, CME Term SOFR USD 6M + 2.75%), 6.95%, 2/15/31	32	32
Asurion LLC, New B-4 Term Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.08%, 1/20/29	760	745
Asurion LLC, New Term B-13 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%), 7.97%, 9/19/30	29	29
CRC Insurance Group LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.42%, 5/6/32	110	111
HIG Finance 2 Ltd., 2025-3 Dollar Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.49%, 4/18/30	6	6
Jones DesLauriers Insurance Management, Inc., Term Loan,
12/10/32 (14)	30	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Insurance – 0.7%continued
OneDigital Borrower LLC, 2025 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 6.72%, 7/2/31	$6	$6
		961
Internet Media & Services – 0.0%
MH Sub I LLC, 2023 May Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 7.97%, 5/3/28	22	20
Newfold Digital Holdings Group, Inc., Initial Term Loan,
1/29/28 (14)	6	3
Newfold Digital Holdings Group, Inc., Initial Tranche A Term Loan,
(Floating, CME Term SOFR USD 1M + 3.60%, 0.75% Floor), 7.38%, 4/30/29	4	2
Newfold Digital Holdings Group, Inc., Initial Tranche B Term Loan,
(Floating, CME Term SOFR USD 1M + 3.60%, 0.75% Floor), 7.38%, 4/30/29	14	7
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 8.47%, 3/15/30	29	29
		61
IT Services – 0.3%
Amentum Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 5.72%, 9/29/31	60	60
Fortress Intermediate 3, Inc., Tranche B Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.78%, 6/27/31	7	7
X Corp., Tranche B-3 Term Loan,
9.50%, 10/26/29	384	382
		449
NORTHERN FUNDS QUARTERLY REPORT  206 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Leisure Facilities & Services – 0.1%
City Football Group Ltd., Term B-1 Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 6.93%, 7/18/30	$36	$36
Great Canadian Gaming Corp., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.44%, 11/1/29	21	21
OVG Business Services LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.72%, 6/25/31	3	3
Sabre GLBL, Inc., 2024 Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 9.82%, 11/15/29	7	6
Sabre GLBL, Inc., 2024 Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 9.82%, 11/15/29	3	2
Sabre GLBL, Inc., 2025 Other Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 6.25%, 0.50% Floor), 10.07%, 7/30/29	1	2
Sabre GLBL, Inc., 2025 Other Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.25%, 0.50% Floor), 10.07%, 7/30/29	1	1
		71
Machinery – 0.1%
Arcline FM Holdings LLC, 2025-1 New Term Loan,
6/23/30 (14)	5	5
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan,
12/21/29 (14) (15)	13	13
GrafTech Global Enterprises, Inc., Term Loan,
(Floating, CME Term SOFR USD 3M + 6.00%, 2.00% Floor), 9.86%, 12/21/29	22	23
Husky Injection Molding Systems Ltd., 2026 Delayed Draw Term Loan,
2/15/29 (14)	18	18
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Machinery – 0.1%continued
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 7.47%, 2/15/29	$50	$50
(Floating, CME Term SOFR USD 3M + 3.75%), 7.59%, 2/15/29	50	50
		159
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., First Incremental Term Loan Retired 01/02/2025,
(Floating, CME Term SOFR USD 1M + 4.00%), 7.72%, 9/29/28	52	52
Bausch + Lomb Corp., Third Amendment Term Loan Retired 01/02/2025,
(Floating, CME Term SOFR USD 1M + 4.25%), 7.97%, 1/15/31	86	87
		139
Oil & Gas Services & Equipment – 0.0%
Star Holding LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.22%, 7/31/31	16	15
Other Industrial – 0.0%
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan,
11/1/31 (14) (15)	2	2
Jupiter Buyer, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 7.92%, 11/1/31	14	14
		16
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 7.83%, 8/21/28	89	89
Gray Television, Inc., Term D Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.99%, 12/1/28	25	26
Gray Television, Inc., Term F Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.12%, 6/4/29 (13)	—	—
FIXED INCOME FUNDS 207 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Publishing & Broadcasting – 0.1%continued
iHeartCommunications, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.78%), 9.61%, 5/1/29	$100	$91
		206
Retail - Consumer Staples – 0.1%
Boots Group Finco L.P., Closing Date Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.21%, 8/30/32	118	119
Retail - Discretionary – 0.1%
Champions Holdco, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.57%, 2/23/29	75	71
Wand Newco 3, Inc., Tranche B-2 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.22%, 1/30/31	25	25
White Cap Supply Holdings LLC, Tranche C Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.97%, 10/19/29	65	65
		161
Semiconductors – 0.0%
Gryphon Acquire NewCo LLC, Term Loan,
(Floating, CME Term SOFR USD 6M + 3.00%), 6.88%, 9/10/32	29	29
Software – 0.7%
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 6.72%, 12/11/28	2	2
athenahealth Group, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.47%, 2/15/29	107	107
Boxer Parent Co., Inc., 2031 Replacement Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 6.82%, 7/30/31	28	28
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Software – 0.7%continued
Boxer Parent Co., Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 5.75%), 9.47%, 7/30/32	$41	$39
Central Parent LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.92%, 7/6/29	14	12
Clover Holdings 2 LLC, Initial Fixed Rate Term Loan,
7.75%, 12/9/31	331	329
CoreLogic, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.33%, 6/2/28	29	29
Cotiviti, Inc., Initial Fixed Rate Term Loan,
7.63%, 5/1/31	342	331
Ellucian Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%, 0.50% Floor), 8.47%, 11/22/32	49	49
Proofpoint, Inc., 2025-B Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor), 6.67%, 8/31/28	9	9
RealPage, Inc., 2024-1 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 7.42%, 4/24/28	29	29
		964
Specialty Finance – 0.1%
ION Platform Finance U.S., Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 7.42%, 10/7/32	14	14
Orion Midco Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.43%, 10/8/32	15	15
NORTHERN FUNDS QUARTERLY REPORT  208 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Specialty Finance – 0.1%continued
Vericast Corp., 2024 Extended Term Loan,
(Floating, CME Term SOFR USD 6M + 7.75%, 3.75% Floor), 11.62%, 6/15/30	$52	$50
		79
Technology – 0.1%
Darktrace Finco U.S. LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.19%, 10/9/31	12	12
Finastra U.S.A., Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.00%), 10.72%, 9/15/33	26	25
Finastra U.S.A., Inc., Initial USD Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 7.72%, 9/15/32	69	68
		105
Technology Hardware – 0.1%
Atlas CC Acquisition Corp., Second Out Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 8.37%, 5/25/29	27	14
Atlas CC Acquisition Corp., Second Out Term C Loan,
(Floating, PIK Interest USD 3M + 3.25%, 0.75% Floor), 3.25%, 5/25/29	3	1
(Floating, CME Term SOFR USD 3M + 1.00%, 0.75% Floor), 5.12%, 5/25/29	3	1
Commscope LLC, Initial Term Loan Retired 01/09/2026,
(Floating, CME Term SOFR USD 1M + 4.75%, 2.00% Floor), 8.47%, 12/17/29	44	44
Delta Topco, Inc., Second Amendment Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 8.94%, 11/29/30	4	4
(Floating, CME Term SOFR USD 1M + 5.25%), 9.09%, 11/29/30	8	8
		72
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Telecommunications – 0.5%
Altice France S.A., USD TLB Loan,
5/31/31 (4) (14)	$9	$9
(Floating, CME Term SOFR USD 3M + 6.88%), 10.86%, 5/31/31 (4)	75	75
Digicel International Finance Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 9.02%, 8/6/32	48	48
Frontier Communications Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.24%, 7/1/31	15	15
Level 3 Financing, Inc., Term B-4 Refinancing Loans,
(Floating, CME Term SOFR USD 1M + 3.25%), 6.97%, 3/29/32	182	182
Lumen Technologies, Inc., Term A Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 9.72%, 6/1/28	13	13
Polar U.S. Borrower LLC, Term B-1-B Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.46%, 10/16/28	49	3
Windstream Services LLC, 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 8.57%, 10/1/31	66	67
Windstream Services LLC, 2025 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 7.72%, 10/6/32	33	33
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 6.83%, 3/11/30	217	205
		650
Transportation & Logistics – 0.1%
WestJet Loyalty L.P., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 6.92%, 2/14/31	74	74
FIXED INCOME FUNDS 209 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% (11)continued
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 11.38%, 12/13/28	$88	$89
Total Term Loans
(Cost $7,578)		6,390

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.8%
Biotechnology & Pharmaceuticals – 0.0%
Endo Guc Trust, Class A(9) *	10,702	$—
Chemicals – 0.0%
Cornerstone Capital Corp.(4) (9) *	602	—
Utex Industries, Inc.(4) *	2,200	60
		60
Construction Materials – 0.0%
Hardwood Holdings LLC(9) *	187	2
Consumer Cyclical – 0.0%
Rite Aid Corp.(9) *	57	—
Rite Aid Corp.(4) (6) (9) *	3,929	—
		—
Consumer Finance – 0.0%
Curo Group Holdings LLC(9) *	549	4
Financial Services – 0.0%
Yeoman Capital S.A.(1) (9) *	830	5
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B*	180	31
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(4) (9) *	20	1
Par Health Inc.(4) (9)	897	8
		9
Metals & Mining – 2.5%
Constellium S.E.*	8,208	155
Real Alloy Parent, Inc.(4) (9) *	48	3,496
		3,651
Oil, Gas & Consumable Fuels – 0.0%
Cloud Peak Energy, Inc.(9) *	20	—
Passenger Airlines – 0.0%
Spirit Aviation Holdings, Inc.(6) *	358	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.8%continued
Pharmaceuticals – 0.1%
Keenova Therapeutics PLC(9) *	416	$37
Mallinckrodt PLC(4) (9) *	481	42
		79
Specialized Finance – 0.1%
Carnelian Point Holdings L.P.(9) *	50	1
Carnelian Point Holdings L.P.(4) (9) *	8,610	91
		92
Specialized Real Estate Investment Trusts – 0.1%
VICI Properties, Inc.	4,579	129
Total Common Stocks
(Cost $2,673)		4,062

CONVERTIBLE PREFERRED STOCKS – 0.0%
Financial Services – 0.0%
Shift4 Payments, Inc.,6.00%	241	19
Total Convertible Preferred Stocks
(Cost $24)		19

MASTER LIMITED PARTNERSHIPS – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Energy Transfer L.P.	7,215	119
Enterprise Products Partners L.P.	1,291	41
		160
Total Master Limited Partnerships
(Cost $161)		160

PREFERRED STOCKS – 0.0%
Software – 0.0%
Strategy, Inc., 10.00%†	198	15
Total Preferred Stocks
(Cost $17)		15

OTHER – 0.0%
Escrow Appvion, Inc. (4) (9) *	225,000	—
Escrow Cloud Peak Energy, Inc. (4) (9) *	250,000	3
Escrow GenOn Energy, Inc. (4) (9) *	25,000	—
Escrow Hertz (The) Corp. (1) (4) *	125,000	8
Escrow High Ridge Brands Co. (1) (4) (9) *	1,100,000	—
Escrow Rite Aid Corp. (4) (9) *	63,000	—
NORTHERN FUNDS QUARTERLY REPORT  210 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow Rite Aid Corp. (1) (4) (9) *	11,539	$—
Escrow Washington Mutual Bank (4) (6) (9) *	250,000	—
Total Other
(Cost $110)		11

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Audacy, Inc., Exp. 12/31/49, Strike $0.00(6) (9) *	38	$—
Audacy, Inc., Exp. 12/31/49, Strike $0.00(9) *	46	—
Audacy, Inc., Exp. 12/31/49, Strike $0.00(9) *	8	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(9) *	111	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(9) *	53	—
Curo Group Holdings LLC, Exp. 7/19/31, Strike $0.00(9) *	960	—
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(4) (9) *	5,500	—
Total Warrants
(Cost $1)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(16) (17) (18)	8,710,501	$8,711
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(16) (17)	5,056,407	5,056
Total Investment Companies
(Cost $13,767)		13,767

Total Investments – 104.4%
(Cost $155,996)		151,254
Liabilities less Other Assets – (4.4%)		(6,344)
NET ASSETS – 100.0%		$144,910

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately
$111,015,000 or 76.6% of net assets.

(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(4)
Restricted security. At December 31, 2025, the value of these restricted securities amounted to approximately $7,182,000 or 5.0% of net assets.
Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Altice France S.A., USD TLB Loan	10/1/25-12/17/25	$9
Altice France S.A., USD TLB Loan, 10.86%, 5/31/31	10/1/25-12/17/25	74
Carnelian Point Holdings L.P.	7/5/22-8/6/24	53
CHPPR Holdings, Inc.	3/1/24	—
Cornerstone Capital Corp.	1/26/24	25
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29	9/23/21-5/8/24	799
Escrow Appvion, Inc.	8/24/18	—
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Hertz (The) Corp.	7/1/21	—
Escrow High Ridge Brands Co.	12/18/20	—
Escrow Rite Aid Corp.	9/4/24	—
Escrow Rite Aid Corp.	9/4/24	—
Escrow Washington Mutual Bank	10/11/17	—
Mallinckrodt PLC	8/1/25	44
Par Health Inc.	11/10/25	9
Real Alloy Parent, Inc.	5/31/18	1,738
Rite Aid Corp.	9/4/24	6
Specialty Steel Holdco, Inc., 12.00%, 11/15/33	8/11/25	2,490
Sterling Entertainment Enterprises LLC, Initial Loan, 10.25%, 4/10/26	2/6/25-7/15/25	1,185
Utex Industries, Inc.	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—

(5)	Perpetual bond. Maturity date represents next call date.
(6)	Value rounds to less than one thousand.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2025.
(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

FIXED INCOME FUNDS 211 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
(11)	Variable or floating rate security. Rate as of December 31, 2025 is disclosed.
(12)	Zero coupon bond.
(13)	Principal Amount and Value rounds to less than one thousand.
(14)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date.
(15)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of December 31, 2025 is disclosed.
(18)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

1M - 1 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

CP - Commercial Paper

ICE - Intercontinental Exchange

PIK - Payment In-Kind

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Euro	26	United States Dollar	31	3/18/26	$—*
Morgan Stanley	Euro	502	United States Dollar	593	3/18/26	1
Subtotal Appreciation						1
Total						$1

*	Amounts round to less than a thousand.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
U.S. Treasury Long Bond (United States Dollar)	(4)	$(462)	Short	3/26	$4
Ultra 10-Year U.S. Treasury Note (United States Dollar)	(7)	(805)	Short	3/26	1
Total					$5
As of December 31, 2025, the Fund had the following centrally cleared credit default swap agreement outstanding:
BUY/SELL PROTECTION	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0316%	5.00%(1)	Markit CDX N.A. High Yield Index Series 45(1)	USD	654,852	12/20/30	$51	$46	$5
Total							$51	$46	$5

(1)	Payment frequency is quarterly.
NORTHERN FUNDS QUARTERLY REPORT  212 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
As of December 31, 2025, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	FINANCING RATE/ PAY RATE	REFERENCE ENTITY/ASSET	NOTIONAL AMOUNT	CURRENCY	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 4.01%(1)	IBOXX $ Liquid High Yield Index(2)	440,000	USD	6/22/26	$12	$(4)	$16
Morgan Stanley	SOFR 3M + 0.00%, 4.01%(1)	IBOXX $ Liquid High Yield Index(2)	170,000	USD	6/22/26	4	(1)	5
Morgan Stanley	SOFR 3M + 0.00%, 4.01%(1)	IBOXX $ Liquid High Yield Index(2)	85,000	USD	6/22/26	1	(1)	2
Morgan Stanley	SOFR 3M + 0.00%, 4.01%(1)	IBOXX $ Liquid High Yield Index(2)	1,284,000	USD	6/22/26	28	(12)	40
Total						$45	$(18)	$63

(1)	Payment frequency is quarterly.
(2)	Payment Frequency is at maturity.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds(1)	$—	$256	$—	$256
Corporate Bonds:
Consumer Non-Cyclical	—	46	19	65
Steel	—	1,213	2,490	3,703
All Other Industries(1)	—	109,708	—	109,708
Total Corporate Bonds	—	110,967	2,509	113,476
Foreign Issuer Bonds:
Telecommunications	—	1,470	122	1,592
All Other Industries(1)	—	11,506	—	11,506
Total Foreign Issuer Bonds	—	12,976	122	13,098
Term Loans:
Communications	—	16	120	136
All Other Industries(1)	—	6,254	—	6,254
Total Term Loans	—	6,270	120	6,390
Common Stocks:
Chemicals	—	60	—	60
Gas Utilities	31	—	—	31
Metals & Mining	155	—	3,496	3,651
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Specialized Real Estate Investment Trusts	$129	$—	$—	$129
All Other Industries(1)	—	—	191	191
Total Common Stocks	315	60	3,687	4,062
Convertible Preferred Stocks	19	—	—	19
Master Limited Partnerships	160	—	—	160
Preferred Stocks	15	—	—	15
Other	—	8	3	11
Investment Companies	13,767	—	—	13,767
Total Investments	14,276	130,537	6,441	151,254
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$5	$—	$—	$5
Forward Foreign Currency Exchange Contracts	—	1	—	1
Centrally Cleared Credit Default Swap Agreements	—	6	—	6
Bilateral Total Return Swaps	—	63	—	63
Total Other Financial Instruments	$5	$70	$—	$75

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 213 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/25 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/25 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/25 (000S)
Corporate Bonds
Consumer Cyclical	$9	$—	$—	$(9)	$—	$(9)	$9	$—	$—	$(9)
Consumer Non-Cyclical	—	(7)	—	(38)	64	—	—	—	19	(38)
Health Care Facilities & Services	—	—	—	(7)		—	7	—	—*	(7)
Steel	2,490	—	—	—	2,490	(2,490)	—	—	2,490	—
Transportation & Logistics	48	—*	(11)	4	—	(41)	—	—	—	—
Foreign Issuer Bonds
Telecommunications	1	1	4	12	108	(4)	—	—	122	12
Term Loans
Communications	1,143	—	—	(1,064)	41	—	—	—	120	(1,064)
Common Stocks
Construction Materials	4	—	—	(2)	—	—	—	—	2	(2)
Consumer Cyclical	3	—	—*	(9)	6	—*	—	—	—*	(9)
Consumer Finance	3	—	—	1	—	—	—	—	4	1
Distributors	—*	—	(470)	470	—	—	—	—	—	—
Financial Services	—	—	—	(213)	218	—	—	—	5	(213)
Health Care Facilities & Services	1	—	—	(1)	9	—	—	—	9	(1)
Metals & Mining	3,890	—	—	(394)	—	—	—	—	3,496	(394)
Oil, Gas & Consumable Fuels	55	—	(5)	(2)	—	(48)	—	—	—	—
Pharmaceuticals	42	—	—*	(7)	44	—*	—	—	79	(7)
Specialized Finance	116	—	—	(24)	—	—	—	—	92	(24)
Wireless Telecommunication Services	44	—	1	62	—	(107)	—	—	—	—
Other	5	—	—*	(2)	—	(— )*	—	—	3	(2)
Warrants	1	—	—	(1)	—	—	—	—	—*	—*
Total	$7,855	($6 )	($481 )	($1,224 )	$2,980	($2,699 )	$16	$—	$6,441	($1,757 )
* Amount rounds to less than one thousand.
Securities valued at $240 included in the Balance as of 12/31/25 above were valued using evaluated prices provided by a third party provider.  Securities valued at $6,201 included in the Balance as of 12/31/25 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
NORTHERN FUNDS QUARTERLY REPORT  214 FIXED INCOME FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	December 31, 2025 (UNAUDITED)

	FAIR VALUE AT 12/31/25 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$2,490	Market Comparables	Yield(2)	5.6%
Common Stocks	$3,496	Discounted Cash Flow/Market Comparables	Discount Rate/EBITDA multiple(1)	12.8%/6.4x
	92	Market Comparables	Adjusted LTM EBITDA(1)	13.7x
Term Loan	$120	Discounted Cash Flow/Market Comparables	Discount Rate/EBITDA forward multiple(1)	14.6%/7.0x
Other	$3	Liquidation	Future Liquidation Payments(1)	$1

(1)
The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate, estimated recovery value, EBITDA Multiple and future liquidation payments. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.Significant decreases in the trading value of previous notes would result in lower fair values and signficiant increases in the trading value would result in higher fair values. Future liquidation payments are at the sole discretion of the company in which we have an ownership interest in, there are no increases/decreases based upon an increase or decrease in multiple or discount rate. Estimated recovery value is based upon the current state of operations for the firm in question, looking specifically at balance sheet liquidity. There are no value increases or decreases in multiple or discount rate.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$42,083	$33,372	$53 (1)	$8,711	8,710,501
Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,581	82,491	86,016	164	5,056	5,056,407
Total	$8,581	$124,574	$119,388	$217	$13,767	13,766,908

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
FIXED INCOME FUNDS 215 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

SHORT BOND FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 20.4%
Auto Loan – 16.1%
Ally Auto Receivables Trust, Series 2023-1, Class A3
5.46%, 5/15/28	$1,523	$1,534
Americredit Automobile Receivables Trust, Series 2022-1, Class D
3.23%, 2/18/28	1,900	1,884
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	700	704
Carmax Auto Owner Trust, Series 2025-1, Class C
5.26%, 10/15/30	1,900	1,934
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	1,300	1,329
Chase Auto Owner Trust, Series 2025-2A, Class A4
3.98%, 2/25/31(1)	1,300	1,298
Drive Auto Receivables Trust, Series 2024-1, Class B
5.31%, 1/16/29	766	770
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	896	900
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	3,675	3,699
Exeter Automobile Receivables Trust, Series 2024-2A, Class B
5.61%, 4/17/28	188	188
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	2,563	2,592
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	490	497
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	456	467
Flagship Credit Auto Trust, Series 2023-1, Class B
5.05%, 1/18/28(1)	1,195	1,195
Ford Credit Auto Owner Trust, Series 2021-1, Class C
1.91%, 10/17/33(1)	3,455	3,428
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 20.4%continued
Auto Loan – 16.1%continued
GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D
5.53%, 2/18/31(1)	$1,985	$2,008
GM Financial Automobile Leasing Trust, Series 2025-1, Class B
4.89%, 2/20/29	1,600	1,617
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	568	572
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	276	278
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	347	352
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class B
5.09%, 8/25/34(1)	1,800	1,801
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class D
5.15%, 1/16/34(1)	500	501
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	1,535	1,556
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3
4.44%, 12/20/30(1)	480	484
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2
4.65%, 2/15/28(1)	900	903
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	305
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	600	611
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	271	272
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	239	241
		33,920
NORTHERN FUNDS QUARTERLY REPORT  216 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 20.4%continued
Credit Card – 0.4%
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	$180	$181
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	239
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	420	426
		846
Other – 1.9%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	300	305
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	800	803
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	310	313
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,750	1,755
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	760	768
		3,944
Whole Loan – 2.0%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A3
(Step to 6.91% on 2/25/29), 5.91%, 12/25/64(1) (2)	1,810	1,823
JP Morgan Mortgage Trust, Series 2025-NQM5, Class A3
(Step to 6.23% on 1/25/30), 5.23%, 5/25/65(1) (2) (3)	560	560
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	449	452
Provident Funding Mortgage Trust, Series 2025-2, Class A4
5.50%, 6/25/55(1) (4)	674	678
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 20.4%continued
Whole Loan – 2.0%continued
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2
(Step to 6.85% on 7/25/29), 5.85%, 5/25/65(1) (2)	$640	$645
		4,158
Total Asset-Backed Securities
(Cost $42,680)		42,868

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.4%
Non Agency – 8.4%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	1,525	1,365
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 4.80%, 4/15/34(1) (5)	235	234
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 5.84%, 3/15/41(1) (5)	1,026	1,026
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (4)	2,200	2,339
Fashion Show Mall LLC, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (4)	2,650	2,708
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B
7.54%, 11/10/39(1) (4)	1,220	1,246
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C
8.12%, 11/10/39(1) (4)	800	817
GS Mortgage Securities Trust, Series 2021-GSA3, Class A1
1.37%, 12/15/54(1)	349	343
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A
2.84%, 8/10/38(1)	660	653
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	3,780	3,590
MSRW Pass Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	1,587	1,593
FIXED INCOME FUNDS 217 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%continued
Non Agency – 8.4%continued
MSRW Pass Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	$800	$803
SCMS Mortgage Trust, Series 2025-BNC1, Class AS
5.31%, 4/15/28(1) (4)	900	910
		17,627
Total Commercial Mortgage-Backed Securities
(Cost $17,490)		17,627

CORPORATE BONDS – 37.3%
Aerospace & Defense – 0.7%
General Dynamics Corp.,
3.75%, 5/15/28	400	401
Huntington Ingalls Industries, Inc.,
5.35%, 1/15/30	170	176
Lockheed Martin Corp.,
4.45%, 5/15/28	825	835
		1,412
Asset Management – 0.4%
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (6)	400	415
Citadel L.P.,
6.00%, 1/23/30 (1)	425	445
		860
Automotive – 1.3%
Hyundai Capital America,
5.28%, 6/24/27 (1)	1,340	1,362
Nissan Motor Acceptance Co. LLC,
2.00%, 3/9/26 (1)	1,300	1,292
		2,654
Banking – 4.4%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (6)	1,000	987
(Variable, U.S. SOFR + 1.63%), 5.20%, 4/25/29 (6)	1,610	1,651
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (6)	30	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Banking – 4.4%continued
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (6)	$500	$504
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (6)	1,000	982
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (6)	1,710	1,717
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	400	405
(Variable, U.S. SOFR + 0.95%), 4.76%, 7/6/28 (6)	1,000	1,009
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (6)	635	648
Truist Financial Corp.,
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (6)	400	380
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28 (6)	840	858
		9,171
Beverages – 0.2%
Coca-Cola (The) Co.,
1.00%, 3/15/28	400	378
Biotechnology & Pharmaceuticals – 1.7%
AbbVie, Inc.,
4.80%, 3/15/27	1,180	1,192
4.65%, 3/15/28	1,950	1,983
Eli Lilly & Co.,
4.15%, 8/14/27	480	484
		3,659
Chemicals – 0.4%
Ecolab, Inc.,
4.30%, 6/15/28	710	718
Commercial Support Services – 0.4%
Republic Services, Inc.,
5.00%, 11/15/29	485	502
Waste Management, Inc.,
4.50%, 3/15/28	400	406
		908
NORTHERN FUNDS QUARTERLY REPORT  218 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Construction Materials – 0.1%
Vulcan Materials Co.,
4.95%, 12/1/29	$260	$267
Containers & Packaging – 0.6%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,177
Diversified Industrials – 0.9%
Honeywell International, Inc.,
4.95%, 2/15/28	400	409
Parker-Hannifin Corp.,
4.25%, 9/15/27	1,540	1,549
		1,958
Electric Utilities – 1.6%
Dominion Energy, Inc.,
4.60%, 5/15/28	640	648
DTE Energy Co.,
5.20%, 4/1/30	800	826
NextEra Energy Capital Holdings, Inc.,
5.05%, 3/15/30	585	604
NRG Energy, Inc.,
4.73%, 10/15/30 (1)	400	400
PSEG Power LLC,
5.20%, 5/15/30 (1)	875	896
		3,374
Electrical Equipment – 0.2%
Amphenol Corp.,
5.05%, 4/5/27	410	416
Entertainment Content – 1.4%
Netflix, Inc.,
6.38%, 5/15/29	825	884
Take-Two Interactive Software, Inc.,
5.00%, 3/28/26	1,400	1,403
TEGNA, Inc.,
5.00%, 9/15/29	650	644
		2,931
Finance Companies – 0.3%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 9/24/29(6) (7)	650	620
Food – 1.3%
Cargill, Inc.,
4.63%, 2/11/28 (1)	1,000	1,015
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Food – 1.3%continued
General Mills, Inc.,
4.70%, 1/30/27	$380	$383
Mondelez International, Inc.,
4.13%, 5/7/28	1,400	1,402
		2,800
Health Care Facilities & Services – 2.5%
Cencora, Inc.,
4.63%, 12/15/27	410	415
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	675	634
Cigna Group (The),
1.25%, 3/15/26	242	241
HCA, Inc.,
5.00%, 3/1/28	560	571
IQVIA, Inc.,
6.25%, 2/1/29	2,125	2,241
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	1,000	1,076
		5,178
Household Products – 0.2%
Colgate-Palmolive Co.,
4.60%, 3/1/28	400	406
Institutional Financial Services – 0.6%
LPL Holdings, Inc.,
4.90%, 4/3/28	1,250	1,269
Insurance – 2.2%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	1,230	1,243
New York Life Global Funding,
4.40%, 4/25/28 (1)	1,350	1,364
Principal Financial Group, Inc.,
3.10%, 11/15/26	1,000	992
Willis North America, Inc.,
4.55%, 3/15/31	1,090	1,093
		4,692
IT Services – 0.3%
Genpact UK Finco PLC/Genpact U.S.A., Inc.,
4.95%, 11/18/30	300	300
International Business Machines Corp.,
4.65%, 2/10/28	400	406
		706
FIXED INCOME FUNDS 219 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	$400	$406
Machinery – 1.5%
Caterpillar Financial Services Corp.,
1.10%, 9/14/27	400	384
4.40%, 10/15/27	1,275	1,290
CNH Industrial Capital LLC,
4.50%, 10/8/27	480	483
John Deere Capital Corp.,
4.20%, 7/15/27	570	574
Stanley Black & Decker, Inc.,
3.40%, 3/1/26	500	499
		3,230
Medical Equipment & Devices – 0.7%
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,140	1,147
Medtronic Global Holdings S.C.A.,
4.25%, 3/30/28	400	403
		1,550
Metals & Mining – 0.4%
Novelis Corp.,
3.88%, 8/15/31(1) †	1,000	911
Oil & Gas Supply Chain – 3.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 7/1/34 (1)	340	343
Crescent Energy Finance LLC,
7.63%, 4/1/32 (1)	1,000	970
HF Sinclair Corp.,
5.75%, 1/15/31	650	672
Marathon Petroleum Corp.,
5.15%, 3/1/30	545	561
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,234
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.22%, 2/7/26 (5) (7)	525	526
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	1,000	1,034
Williams (The) Cos., Inc.,
5.40%, 3/2/26	730	732
		7,072
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Real Estate Investment Trusts – 2.1%
Extra Space Storage L.P.,
5.70%, 4/1/28	$1,410	$1,457
Public Storage Operating Co.,
5.13%, 1/15/29	825	853
Simon Property Group L.P.,
3.25%, 11/30/26	1,000	994
1.75%, 2/1/28	400	384
Store Capital LLC,
5.40%, 4/30/30 (1)	705	719
		4,407
Retail - Consumer Staples – 0.3%
7-Eleven, Inc.,
1.80%, 2/10/31(1)	770	675
Semiconductors – 0.7%
Advanced Micro Devices, Inc.,
4.32%, 3/24/28	400	404
Broadcom, Inc.,
4.15%, 2/15/28	1,140	1,144
		1,548
Software – 1.4%
Adobe, Inc.,
4.75%, 1/17/28	825	841
Oracle Corp.,
2.65%, 7/15/26	1,000	992
4.45%, 9/26/30	1,110	1,087
		2,920
Specialty Finance – 2.2%
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 5.54%, 1/17/31 (6) †	355	363
American Express Co.,
(Variable, U.S. SOFR + 0.93%), 5.04%, 7/26/28 (6)	1,185	1,205
Block, Inc.,
5.63%, 8/15/30 (1)	335	342
6.00%, 8/15/33 (1)	675	693
Mastercard, Inc.,
4.55%, 3/15/28	400	407
OneMain Finance Corp.,
5.38%, 11/15/29	675	675
S&P Global, Inc.,
2.45%, 3/1/27	825	812
NORTHERN FUNDS QUARTERLY REPORT  220 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Specialty Finance – 2.2%continued
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (6)	$175	$183
		4,680
Technology Hardware – 1.3%
Cisco Systems, Inc.,
4.55%, 2/24/28	630	641
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	990	1,004
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	1,000	1,034
		2,679
Telecommunications – 0.5%
Cipher Compute LLC,
7.13%, 11/15/30(1) †	1,000	1,018
Tobacco & Cannabis – 0.2%
Philip Morris International, Inc.,
4.13%, 4/28/28	400	402
Transportation & Logistics – 0.2%
CSX Corp.,
3.80%, 3/1/28	400	399
Transportation Equipment – 0.3%
Cummins, Inc.,
4.25%, 5/9/28	175	176
PACCAR Financial Corp.,
4.00%, 9/26/29	460	461
		637
Wholesale - Consumer Staples – 0.2%
Sysco Corp.,
5.10%, 9/23/30	475	491
Total Corporate Bonds
(Cost $77,671)		78,579

FOREIGN ISSUER BONDS – 12.6%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
7.50%, 2/1/29 (1)	500	521
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	810	831
		1,352
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.6% continued
Automotive – 0.3%
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30(1)	$700	$707
Banking – 7.0%
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28 (6)	1,280	1,303
BPCE S.A.,
(Variable, U.S. SOFR + 1.96%), 5.72%, 1/18/30 (1) (6)	1,750	1,813
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (6)	1,430	1,441
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.30%), 4.95%, 8/4/31 (6)	300	303
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (6)	500	505
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28 (6)	840	856
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (6)	1,900	1,971
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.58%), 5.46%, 1/5/28 (5)	1,690	1,707
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 3/6/29 (6)	1,650	1,711
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.82%), 4.43%, 11/4/31 (6)	200	200
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28 (6)	840	855
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (6)	400	407
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (6)	600	601
FIXED INCOME FUNDS 221 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.6% continued
Banking – 7.0%continued
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28 (1) (6)	$1,000	$1,013
		14,686
Biotechnology & Pharmaceuticals – 0.7%
Astrazeneca Finance LLC,
4.88%, 3/3/28	400	409
Teva Pharmaceutical Finance Netherlands IV B.V.,
5.75%, 12/1/30	1,030	1,068
		1,477
Chemicals – 0.3%
Nutrien Ltd.,
5.25%, 3/12/32	610	629
Household Products – 0.4%
Unilever Capital Corp.,
4.25%, 8/12/27	420	424
3.50%, 3/22/28	400	397
		821
Industrial Support Services – 0.7%
Ashtead Capital, Inc.,
4.38%, 8/15/27 (1)	500	500
Element Fleet Management Corp.,
6.27%, 6/26/26 (1)	1,050	1,059
		1,559
Metals & Mining – 0.8%
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	850	860
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	680	722
		1,582
Semiconductors – 0.9%
SK hynix, Inc.,
4.38%, 9/11/30(1)	1,900	1,897
Telecommunications – 0.3%
NTT Finance Corp.,
4.88%, 7/16/30(1)	600	612
Transportation & Logistics – 0.6%
Air Canada,
3.88%, 8/15/26 (1)	320	319
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.6% continued
Transportation & Logistics – 0.6%continued
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	$1,000	$1,007
		1,326
Total Foreign Issuer Bonds
(Cost $26,277)		26,648

U.S. GOVERNMENT AGENCIES – 8.7% (8)
Fannie Mae – 2.5%
Pool #555649,
7.50%, 10/1/32	2	2
Pool #AD0915,
5.50%, 12/1/38	12	13
Pool #AI3471,
5.00%, 6/1/41	42	44
Pool #BA6574,
3.00%, 1/1/31	266	262
Pool #BC0266,
3.50%, 2/1/31	242	240
Pool #BC1465,
2.50%, 7/1/31	165	160
Pool #BE0514,
2.50%, 11/1/31	511	495
Pool #BM1239,
3.50%, 2/1/32	251	250
Pool #BM4485,
3.00%, 9/1/30	265	262
Pool #BM5017,
3.00%, 3/1/30	216	212
Pool #BM5525,
4.00%, 3/1/31	8	8
Pool #BM5708,
3.00%, 12/1/29	20	20
Pool #FM1534,
4.50%, 9/1/49	552	549
Pool #FM1773,
3.00%, 12/1/31	165	162
Pool #FM1849,
3.50%, 12/1/33	263	260
Pool #FM1852,
3.00%, 7/1/33	298	293
Pool #FM1897,
3.00%, 9/1/32	197	194
NORTHERN FUNDS QUARTERLY REPORT  222 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.7% (8)continued
Fannie Mae – 2.5%continued
Pool #FM3308,
3.00%, 4/1/32	$495	$487
Pool #FS4618,
4.50%, 2/1/51	613	604
Pool #FS4653,
5.50%, 5/1/53	537	546
Pool #MA3090,
3.00%, 8/1/32	131	128
		5,191
Freddie Mac – 5.9%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	215	210
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.07% Cap), 6.60%, 10/1/37(5)	40	42
Pool #RA8880,
5.50%, 4/1/53	673	690
Pool #SB0084,
3.00%, 2/1/32	599	590
Pool #SB0093,
2.50%, 12/1/31	1,540	1,492
Pool #SB0215,
3.00%, 2/1/32	188	186
Pool #SB0216,
3.00%, 12/1/32	489	480
Pool #SB0329,
3.00%, 9/1/32	507	499
Pool #SD1360,
5.50%, 7/1/52	709	722
Pool #SD1959,
6.50%, 12/1/52	550	574
Pool #SD2342,
5.00%, 12/1/44	726	747
Pool #SD2665,
6.00%, 4/1/53	636	661
Pool #SD2922,
5.00%, 5/1/53	840	844
Pool #SD2999,
5.50%, 6/1/53	815	835
Pool #SD3133,
5.00%, 6/1/53	667	672
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.7% (8)continued
Freddie Mac – 5.9%continued
Pool #SD3136,
5.50%, 6/1/53	$651	$665
Pool #SD3174,
5.50%, 6/1/53	633	649
Pool #ZA2807,
2.50%, 2/1/28	22	22
Pool #ZK9070,
3.00%, 11/1/32	263	256
Pool #ZS6689,
2.50%, 4/1/28	72	71
Pool #ZS8598,
3.00%, 2/1/31	328	321
Pool #ZS8675,
2.50%, 11/1/32	559	539
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	599	578
		12,345
Freddie Mac Gold – 0.2%
Pool #A92650,
5.50%, 6/1/40	22	23
Pool #E04360,
2.50%, 4/1/28	91	90
Pool #G18641,
3.00%, 4/1/32	98	96
Pool #G18647,
3.00%, 6/1/32	242	236
		445
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	280	264
Government National Mortgage Association, Series 2025-33, Class LH,
5.00%, 5/20/54	27	27
		291
Total U.S. Government Agencies
(Cost $18,551)		18,272

FIXED INCOME FUNDS 223 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 9.6%
U.S. Treasury Notes – 9.6%
3.75%, 6/30/27	$4,171	$4,187
3.88%, 7/15/28(9)	15,939	16,078
		20,265
Total U.S. Government Obligations
(Cost $20,109)		20,265

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(10) (11) (12)	128,245	$128
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(10) (11)	5,125,939	5,126
Total Investment Companies
(Cost $5,254)		5,254

Total Investments – 99.5%
(Cost $208,032)		209,513
Other Assets less Liabilities – 0.5%		1,048
NET ASSETS – 100.0%		$210,561

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately
$59,974,000 or 28.5% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2025 is disclosed.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(5)	Variable or floating rate security. Rate as of December 31, 2025 is disclosed.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(7)	Perpetual bond. Maturity date represents next call date.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of December 31, 2025 is disclosed.
(12)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	379	$79,131	Long	3/26	$(33)
5-Year U.S. Treasury Note	(375)	(40,989)	Short	3/26	129
Ultra 10-Year U.S. Treasury Note	(13)	(1,495)	Short	3/26	9
Ultra Long U.S. Treasury Bond	(5)	(590)	Short	3/26	10
Total					$115
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest
NORTHERN FUNDS QUARTERLY REPORT  224 FIXED INCOME FUNDS

Schedule of Investments

SHORT BOND FUND continued	December 31, 2025 (UNAUDITED)
rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities:
Whole Loan	$—	$3,598	$560	$4,158
All Other Industries(1)	—	38,710	—	38,710
Total Asset-Backed Securities	—	42,308	560	42,868
Commercial Mortgage-Backed Securities	—	17,627	—	17,627
Corporate Bonds(1)	—	78,579	—	78,579
Foreign Issuer Bonds(1)	—	26,648	—	26,648
U.S. Government Agencies(1)	—	18,272	—	18,272
U.S. Government Obligations	—	20,265	—	20,265
Investment Companies	5,254	—	—	5,254
Total Investments	$5,254	$203,699	$560	$209,513
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$148	$—	$—	$148
Liabilities
Futures Contracts	(33)	—	—	(33)
Total Other Financial Instruments	$115	$—	$—	$115

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$9,197	$9,069	$3 (1)	$128	128,245
Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,687	101,497	100,058	73	5,126	5,125,939
Total	$3,687	$110,694	$109,127	$76	$5,254	5,254,184

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
FIXED INCOME FUNDS 225 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.9%
Auto Loan – 0.8%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$6,100	$6,135
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	895	902
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	2,300	2,356
Ford Credit Auto Lease Trust, Series 2024-A, Class A4
5.05%, 6/15/27	1,000	1,004
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	5,009	5,044
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	6,545	6,590
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	2,333	2,346
		24,377
Credit Card – 0.2%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	2,250	2,282
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	5,066
		7,348
Other – 0.7%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	931	939
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	2,549	2,559
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2
4.50%, 4/15/33(1)	2,400	2,402
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class B
4.88%, 4/15/33(1)	6,700	6,679
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9%continued
Other – 0.7%continued
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class C
5.01%, 4/15/33(1)	$2,400	$2,394
PK Alift Loan Funding 7 LP, Series 2025-2, Class A
4.75%, 3/15/43(1)	4,298	4,308
		19,281
Whole Loan – 0.2%
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	5,198	5,235
Total Asset-Backed Securities
(Cost $56,058)		56,241

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non Agency – 0.3%
SCMS Mortgage Trust, Series 2025-BNC1, Class A1
4.08%, 1/15/28(1)	10,300	10,311
Total Commercial Mortgage-Backed Securities
(Cost $10,300)		10,311

COMMERCIAL PAPER – 1.0%
Regional – 1.0%
Dallas Area Rapid Transit,
2.69%, 2/12/26	7,000	7,000
2.71%, 2/24/26	2,213	2,213
Illinois Finance Authority,
2.70%, 4/1/26	12,000	12,001
2.60%, 4/7/26	6,920	6,920
		28,134
Total Commercial Paper
(Cost $28,133)		28,134

CORPORATE BONDS – 3.0%
Automotive – 0.7%
American Honda Finance Corp.,
4.25%, 9/1/28	10,000	10,064
General Motors Financial Co., Inc.,
5.40%, 5/8/27	5,000	5,082
NORTHERN FUNDS QUARTERLY REPORT  226 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 3.0% continued
Automotive – 0.7%continued
Hyundai Capital America,
5.25%, 1/8/27 (1)	$5,000	$5,058
		20,204
Banking – 1.8%
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.87%), 4.72%, 3/4/29 (3)	12,900	12,913
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (4)	7,400	7,462
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 4.63%, 9/22/27 (3)	11,400	11,427
Santander Holdings U.S.A., Inc.,
(Floating, U.S. SOFR + 1.61%), 5.47%, 3/20/29 (3)	20,000	20,194
		51,996
Electric Utilities – 0.1%
DTE Energy Co.,
4.88%, 6/1/28	4,200	4,274
Health Care Facilities & Services – 0.1%
HCA, Inc.,
5.00%, 3/1/28	3,470	3,536
Home Construction – 0.2%
Jefferson Exchange at Riverside LLC,
3.85%, 6/1/62(5)	4,400	4,400
Insurance – 0.1%
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.59%, 11/8/27(3)	3,530	3,550
Total Corporate Bonds
(Cost $87,364)		87,960

FOREIGN ISSUER BONDS – 6.1%
Automotive – 0.5%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR + 0.71%), 4.60%, 8/11/27 (1) (3)	1,700	1,705
Volkswagen Group of America Finance LLC,
4.45%, 9/11/27 (1)	12,300	12,338
		14,043
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Banking – 5.1%
ABN AMRO Bank N.V.,
(Floating, U.S. SOFR Compounded Index + 0.75%), 4.75%, 7/7/28 (1) (3)	$20,000	$20,058
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.47%, 9/15/26 (3)	9,600	9,622
(Variable, U.S. SOFR Compounded Index + 0.75%), 4.06%, 9/22/28 (4)	16,600	16,615
Bank of Nova Scotia (The),
(Variable, U.S. SOFR + 0.76%), 4.04%, 9/15/28 (4)	24,500	24,505
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.10%, 11/16/27 (3)	7,500	7,532
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29 (4)	20,809	22,193
HSBC Holdings PLC,
(Floating, U.S. SOFR + 1.03%), 4.90%, 3/3/29 (3)	6,000	6,030
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 4.89%, 4/1/27 (3)	23,800	23,834
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.17%, 2/16/28 (1) (3)	4,300	4,328
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 4.64%, 9/29/26 (1) (3)	2,800	2,808
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (4)	4,800	4,807
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 4.87%, 1/14/27 (3)	9,880	9,933
		152,265
Institutional Financial Services – 0.3%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	10,003
FIXED INCOME FUNDS 227 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Specialty Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	$5,000	$5,137
Total Foreign Issuer Bonds
(Cost $181,072)		181,448

U.S. GOVERNMENT AGENCIES – 0.2% (6)
Freddie Mac – 0.2%
Seasoned Loans Structured Transaction Trust, Series 2018-2, Class A1,
3.50%, 11/25/28	5,972	5,883
Total U.S. Government Agencies
(Cost $5,852)		5,883

MUNICIPAL BONDS – 80.0%
Alabama – 2.7%
Alabama State HFA MFH Variable Revenue Bonds, Fred Marshall Court Project,
3.15%, 6/1/28(7) (8)	1,900	1,902
Alabama State HFA MFH Variable Revenue Bonds, Providence Park Apartments Project,
3.15%, 7/1/28(7) (8)	1,200	1,201
Alabama State Highway Authority Special Obligation Revenue Bonds (AG Insured),
5.00%, 9/1/28	6,170	6,559
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 3.89%, 6/1/27(3) (7)	20,000	20,117
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 5/1/28	510	529
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 2.71%, 12/1/26(3) (7)	29,000	28,748
Southeast Energy Authority Commodity Supply Revenue Bonds, Series A, Project No.1,
4.00%, 10/1/28(7) (8)	8,650	8,752
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Alabama – 2.7%continued
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4,
5.00%, 8/1/28(7) (8)	$7,100	$7,349
Southeast Energy Authority Cooperative Revenue Bonds, Series E,
5.00%, 10/1/28	5,000	5,261
		80,418
Alaska – 0.6%
Alaska State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	2,000	2,078
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project,
5.00%, 6/1/27	2,605	2,689
Civic Ventures Revenue Refunding Bonds, Anchorage Convention Center,
5.00%, 9/1/27	930	962
5.00%, 9/1/28	975	1,028
North Slope Borough G.O. Unlimited Bonds,
5.00%, 6/30/27	4,100	4,243
5.00%, 6/30/28	6,000	6,359
		17,359
Arizona – 1.6%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 2.61%, 11/4/26(3) (7)	7,335	7,295
Glendale Water & Sewer Revenue Refunding Bonds,
5.00%, 7/1/26	3,000	3,036
Maricopa County High School District No. 210 G.O. Unlimited Bonds, Series B, Project of 2023,
5.00%, 7/1/27	2,265	2,351
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(7) (8)	10,000	10,444
NORTHERN FUNDS QUARTERLY REPORT  228 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Arizona – 1.6%continued
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	$1,830	$1,852
Maricopa County Unified School District No. 4 G.O. Unlimited Bonds, Series E, Mesa Project of 2018,
5.00%, 7/1/26	1,050	1,063
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	1,750	1,756
Pima County IDA MFH Variable Revenue Bonds, Flats At Ballpark Village ,
2.71%, 4/1/28(7) (8)	7,595	7,515
Pima County Refunding COPS,
5.00%, 12/1/27	2,860	2,987
Pinal County Revenue Refunding Obligation Bonds (BAM Insured),
5.00%, 8/1/28	1,000	1,062
Tucson G.O. Unlimited Bonds, Series 2018-B,
5.00%, 7/1/27	6,460	6,687
		46,048
Arkansas – 0.1%
Fort Smith Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/26	2,385	2,425
California – 3.2%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 2.66%, 4/1/27(3) (7)	8,500	8,428
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.81%, 4/1/26(3) (7)	8,750	8,738
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
California – 3.2%continued
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 10/1/28	$1,750	$1,831
California Community Choice Financing Authority Sustainable Revenue Bonds, Series A-1, Clean Energy Project,
4.00%, 8/1/28(7) (8)	8,725	8,866
California State Municipal Finance Authority MFH Variable Revenue Bonds, Palmdale Family Apartments,
2.95%, 1/1/28(7) (8)	2,280	2,280
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	5,000	5,247
Los Angeles Department of Airports Airport Subordinate Sustainable Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	6,500	6,821
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	4,530	4,753
Los Angeles Department of Water & Power Revenue Refunding Bonds Series B,
5.00%, 7/1/26	2,600	2,626
5.00%, 7/1/27	2,225	2,307
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	4,035	4,084
5.00%, 7/1/26	1,990	2,014
Los Angeles Department of Water & Power System Revenue Bonds,
5.00%, 7/1/26	6,270	6,332
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	1,930	1,953
5.00%, 7/1/27	3,040	3,152
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	3,180	3,255
FIXED INCOME FUNDS 229 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
California – 3.2%continued
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series C,
5.00%, 7/1/27	$2,675	$2,764
5.00%, 7/1/28	6,630	7,001
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT), Unrefunded Balance,
5.00%, 5/1/27	10,880	11,174
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/28	2,300	2,412
		96,038
Colorado – 1.7%
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/27	5,000	5,157
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 2.91%, 8/17/26(3) (7)	22,100	22,089
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/26	15,560	15,878
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT),
5.00%, 12/1/27	3,865	4,013
Park Creek Metropolitan District Limited Property Tax Supported Senior Tax Allocation Revenue Refunding Bonds (AG Insured),
5.00%, 12/1/26	700	714
5.00%, 12/1/27	1,000	1,043
		48,894
Connecticut – 1.0%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 1/15/26	4,100	4,104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Connecticut – 1.0%continued
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 4/15/26	$12,175	$12,260
Connecticut State G.O. Unlimited Refunding Bonds, Series D ,
5.00%, 8/15/28	8,075	8,593
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Yale New Haven,
5.00%, 7/1/27	5,500	5,687
		30,644
District of Columbia – 0.5%
District of Columbia G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	2,175	2,251
District of Columbia Housing Finance Agency MFH Revenue Bonds, Wagner Senior Residences Project,
2.95%, 9/1/28	4,500	4,486
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, Paxton Project,
3.35%, 6/1/26(7) (8)	5,000	5,001
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	2,200	2,347
District of Columbia Water & Sewer Authority Public Utility Subordinate Sustainable Revenue Refunding Bonds,
5.00%, 10/1/28	765	816
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	550	570
		15,471
Florida – 4.8%
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/27	1,000	1,031
5.00%, 9/1/28	2,125	2,220
Broward County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/28	6,710	7,084
NORTHERN FUNDS QUARTERLY REPORT  230 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Florida – 4.8%continued
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	$5,000	$5,055
Duval County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/27	2,850	2,953
Florida Insurance Assistance Interlocal Agency Revenue Bonds, Series A-1,
5.00%, 9/1/26	9,250	9,281
Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Hermosa North Fort Myers II,
3.50%, 7/1/27(7) (8)	3,000	3,024
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Ninth Street Apartments,
3.15%, 12/1/28(7) (8)	2,505	2,510
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Citrus Glen Apartments,
3.10%, 1/1/28(7) (8)	1,675	1,679
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Mariposa Grove,
3.15%, 1/1/29(7) (8)	7,750	7,761
Florida State Housing Finance Corp. Multi Family Mortgage Variable Revenue Bonds, Series E, Southward Village Phase 2,
3.20%, 12/1/28(7) (8)	9,325	9,345
Florida State Housing Finance Corp. Variable Revenue Bonds, Series D, Osprey Sound,
3.00%, 9/1/28(7) (8)	6,000	6,002
Florida State Mid-Bay Bridge Authority First Senior Lien Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/26	3,250	3,300
5.00%, 10/1/27	1,700	1,762
5.00%, 10/1/28	3,145	3,324
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Florida – 4.8%continued
Florida State Municipal Power Agency Revenue Refunding Bonds, All-Requirements Power Supply Project,
5.00%, 10/1/27	$795	$826
5.00%, 10/1/28	1,300	1,382
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/1/27	5,045	5,228
Hillsborough County HFA Multi Family Variable Revenue Bonds,
3.13%, 12/1/27(7) (8)	2,605	2,608
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/27	8,650	8,805
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/27	1,945	2,006
5.00%, 6/1/28	1,135	1,196
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	2,500	2,630
Lee County School Board Refunding COPS, Series B,
5.00%, 8/1/28	5,350	5,670
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured),
5.00%, 2/1/28	1,700	1,776
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,700	3,827
5.00%, 10/1/28	4,100	4,322
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 5/1/27	8,840	9,114
Miami-Dade County Transit Sales Surtax Revenue Refunding Bonds,
5.00%, 7/1/26	8,955	9,066
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/27	4,675	4,844
FIXED INCOME FUNDS 231 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Florida – 4.8%continued
Pensacola Airport Revenue Bonds (AMT),
5.00%, 10/1/27	$890	$919
5.00%, 10/1/28	1,180	1,240
Polk County HFA MFH Variable Revenue Bonds, Cypress Oaks Apartments,
3.15%, 12/1/27(7) (8)	2,250	2,252
Polk County Public Facilities Revenue Refunding Bonds,
5.00%, 12/1/26	795	812
Reedy Creek Improvement District G.O. Limited Bonds,
5.00%, 6/1/27	1,315	1,327
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,391
Seminole County Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	700	729
USF Financing Corp. Capital Improvement Revenue Refunding Bonds, Student Housing Project,
5.00%, 7/1/27	1,000	1,034
5.00%, 7/1/28	1,135	1,200
		140,535
Georgia – 1.8%
Atlanta Airport Revenue Refunding Bonds, Series G (AMT),
5.00%, 7/1/28	2,500	2,630
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/28	4,000	4,210
Decatur Housing Authority MFH Variable Revenue Bonds, Philips Tower Project,
3.25%, 9/1/27(7) (8)	4,500	4,513
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/28	1,850	1,954
Macon-Bibb County Housing Authority MFH Variable Revenue Bonds, Cahec Portfolio II Project,
3.15%, 2/1/28(7) (8)	3,500	3,502
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Georgia – 1.8%continued
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/28(7) (8)	$7,360	$7,496
Municipal Electricity Authority of Georgia Revenue Refunding Bonds, Subseries A, Project 1 (BAM-TCRS Insured),
5.00%, 1/1/28	9,040	9,146
Paulding County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 2/1/27	3,000	3,079
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/28	11,705	12,492
Savannah Housing Authority Variable Revenue Bonds, Montgomery Landing Project,
3.15%, 7/1/28(7) (8)	3,115	3,120
		52,142
Hawaii – 0.6%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	6,935
Honolulu City & County G.O. Unlimited Refunding Bonds, Series E,
5.00%, 7/1/28	11,390	12,101
		19,036
Idaho – 0.6%
Idaho State Building Authority Sales TRB, Series A,
5.00%, 6/1/26	15,000	15,154
Kootenai County Coeur d'Alene School District No. 271 G.O. Unlimited Bonds (Idaho Sales Tax Guaranty Insured),
4.00%, 9/15/27	3,000	3,051
		18,205
Illinois – 4.3%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,500
NORTHERN FUNDS QUARTERLY REPORT  232 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Illinois – 4.3%continued
Chicago Midway Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/27	$3,615	$3,682
5.00%, 1/1/28	1,565	1,621
5.00%, 1/1/29	3,500	3,683
Chicago O'Hare International Airport General Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	2,290	2,340
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/29	3,000	3,158
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series D,
5.00%, 1/1/29	5,465	5,826
Chicago Park District G.O. Limited Refunding Bonds, Series C,
5.00%, 1/1/26	2,000	2,000
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/27	2,250	2,346
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	2,300	2,351
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/28	1,000	1,065
DuPage County Forest Preserve District G.O. Limited Bonds,
5.00%, 11/1/27	1,600	1,669
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 3.75%, 9/1/28(3) (7)	7,250	7,260
Illinois State Financing Authority Revenue Refunding Bonds, NorthShore University Health System,
5.00%, 8/15/28	3,000	3,178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Illinois – 4.3%continued
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/26	$7,000	$7,114
5.00%, 10/1/27	3,430	3,555
5.25%, 9/1/28	23,415	24,853
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,883
5.00%, 11/1/26	12,435	12,660
Illinois State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/27	1,100	1,140
Illinois State HDA MFH Variable Revenue Bonds, Corcoran Place,
3.15%, 7/1/28(7) (8)	2,200	2,202
Illinois State HDA MFH Variable Revenue Bonds, Series B, Lakeside Tower,
3.15%, 8/1/28(7) (8)	1,500	1,501
Illinois State HDA Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.80%, 10/1/26	600	604
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A ,
5.00%, 2/1/28	9,450	9,896
Kane County School District No. 131 Aurora East Side G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 12/1/27	3,920	4,085
5.00%, 12/1/28	365	381
Sales Tax Securitization Corp. Revenue Refunding Bonds,
5.00%, 1/1/28	5,170	5,385
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/27	3,220	3,302
		127,240
Indiana – 2.4%
Carmel Clay Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/27	2,405	2,463
FIXED INCOME FUNDS 233 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Indiana – 2.4%continued
Decatur Township Multi-School Building Corp. Revenue Refunding Bonds (State Intercept Program),
5.00%, 1/15/27	$1,320	$1,350
5.00%, 7/15/27	1,385	1,431
5.00%, 1/15/28	1,650	1,725
5.00%, 7/15/28	2,530	2,672
Hamilton County G.O. Limited Bonds, Series A,
5.00%, 12/31/26	1,260	1,289
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds (AMT), Duke Energy Indiana,
3.75%, 6/1/27(7) (8)	5,750	5,783
Indiana State Finance Authority Revenue Refunding Bonds, Ascension Senior Credit Group,
5.00%, 11/15/28	6,290	6,694
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/26	1,765	1,768
5.00%, 2/1/28	2,710	2,833
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 2.66%, 3/1/27(3) (7)	6,315	6,287
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series E,
5.00%, 2/1/27	780	799
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds (AMT), Indianapolis Airport Authority Project,
5.00%, 1/1/28	1,090	1,133
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/27	2,500	2,560
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Indiana – 2.4%continued
IPS Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
4.00%, 7/15/27	$7,200	$7,365
New Albany-Floyd County School Building Corp. Revenue Bonds (State Aid Intercept Program),
5.00%, 1/15/27	4,905	5,014
5.00%, 7/15/27	1,725	1,782
Noblesville Schools G.O. Limited Bonds (State Intercept Program),
6.00%, 1/15/27	500	517
6.00%, 7/15/27	1,325	1,391
6.00%, 1/15/28	1,345	1,434
6.00%, 7/15/28	1,635	1,769
North West Hendricks Multi-Building Corp. First Mortgage Revenue Refunding Bonds (State Aid Intercept Program),
5.00%, 7/15/27	785	808
5.00%, 1/15/28	680	707
5.00%, 7/15/28	700	735
Tippecanoe School Corp. G.O. Limited Bonds (State Aid Intercept),
5.00%, 1/15/27	1,635	1,672
Valparaiso 21st Century School Building Corp. First Mortgage Revenue Refunding Bonds (State Aid Intercept Program),
5.00%, 1/15/27	1,020	1,043
5.00%, 7/15/27	400	413
5.00%, 7/15/28	4,025	4,243
Zionsville Community Schools Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/27	1,400	1,434
5.00%, 7/15/27	510	528
		69,642
Kansas – 1.4%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/27	8,645	9,002
Manhattan G.O. Unlimited Temporary Notes,
4.00%, 6/15/28	19,150	19,246
NORTHERN FUNDS QUARTERLY REPORT  234 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Kansas – 1.4%continued
Spring Hill G.O. Unlimited Notes, Series B,
4.00%, 9/1/27	$9,990	$10,067
Wyandotte County Kansas City Unified Government G.O. Unlimited Bonds, Series A (BAM Insured),
4.00%, 8/1/27	2,065	2,112
		40,427
Kentucky – 3.1%
Kentucky State Asset/Liability Commission Agency Fund Revenue Refunding Bonds, Federal Highway Trust Fund Project Notes,
5.00%, 9/1/26	6,290	6,385
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 132,
5.00%, 4/1/28	1,500	1,580
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/27	2,630	2,736
5.00%, 9/1/28	3,000	3,189
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B, Project No. 133,
5.00%, 9/1/27	3,500	3,642
5.00%, 9/1/28	11,600	12,332
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C,
4.00%, 2/1/28(7) (8)	15,435	15,636
Owensboro-Daviess County Kentucky Regional Water Resource Agency Revenue Bonds, Series A,
5.00%, 12/1/27	2,205	2,296
Rural Water Financing Agency Revenue Bonds, Public Projects Construction Notes,
3.05%, 5/1/27	10,000	10,000
2.75%, 5/1/28	32,025	31,677
University of Kentucky General Receipts Revenue Refunding Bonds, Series A,
3.00%, 4/1/26	2,105	2,106
		91,579
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Louisiana – 0.8%
Livingston Parish Sales TRB (AG Insured),
5.00%, 10/1/28	$5,835	$6,187
Louisiana State Gasoline & Fuels TRB, Series B,
5.00%, 5/1/27	2,635	2,719
5.00%, 5/1/28	5,000	5,288
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds,
5.00%, 6/1/27	1,000	1,031
New Orleans Aviation Board Revenue Refunding Bonds, Series B (AMT),
5.00%, 1/1/27	5,225	5,326
Shreveport Water & Sewer Revenue Refunding Bonds (AG Insured),
5.00%, 12/1/27	775	804
5.00%, 12/1/28	1,350	1,424
		22,779
Maine – 0.2%
Maine State Housing Authority Mortgage Purchase Sustainable Revenue Bonds, Series C,
2.90%, 11/15/27	4,400	4,382
Maine State Municipal Bond Bank Revenue Refunding Bonds, Series C,
5.00%, 11/1/27	2,150	2,244
		6,626
Maryland – 0.2%
Anne Arundel County G.O. Limited Refunding Bonds, Consolidated General Improvements,
5.00%, 4/1/27	3,245	3,344
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,201
		5,545
Massachusetts – 1.2%
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health Issue (AG Insured),
5.00%, 7/1/27	1,400	1,444
FIXED INCOME FUNDS 235 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Massachusetts – 1.2%continued
Quincy G.O. Limited BANS,
5.00%, 7/24/26	$11,890	$12,047
Somerville G.O. Limited BANS, Series B,
5.00%, 7/1/26	23,230	23,507
		36,998
Michigan – 2.5%
Chippewa Valley Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,280	1,319
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	2,850	2,934
Michigan State Finance Authority Revenue Notes, Series A-2 (JPMorgan Chase Bank N.A. LOC),
5.00%, 8/20/26	7,060	7,164
Michigan State Finance Authority Revenue Refunding Bonds, Public Lighting Authority (BAM Insured),
5.00%, 7/1/28	2,645	2,792
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 3.11%, 4/15/27(3) (7)	15,000	14,961
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	655
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,560
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,160
Traverse City Area Public Schools G.O. Unlimited Bonds,
5.00%, 5/1/27	8,100	8,352
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Michigan – 2.5%continued
Washtenaw County Intermediate School District G.O. Unlimited Bonds ,
5.00%, 5/1/27	$4,360	$4,497
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/28	7,750	8,146
Wayne Michigan State University Revenue Refunding Bonds, Series A,
5.00%, 11/15/27	500	521
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,299
Western Michigan University Revenue Refunding Bonds, Series A (AG Insured),
5.00%, 11/15/27	4,595	4,783
		73,143
Minnesota – 3.5%
Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/27	3,425	3,514
Hennepin County Housing & Redevelopment Authority Multi Family Variable Revenue Bonds, South Haven & Summit Point Apartments (Housing & Urban Development Sector 8 Program),
3.15%, 8/1/28(7) (8)	4,500	4,505
Minneapolis-St. Paul Metropolitan Airports Commission Senior Airport Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	11,705	11,974
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(7) (8)	5,875	5,968
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 3.49%, 12/1/27(3) (7)	40,000	40,062
NORTHERN FUNDS QUARTERLY REPORT  236 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Minnesota – 3.5%continued
Minnesota State Housing Finance Agency Revenue Bonds, Series G (Housing & Urban Development Sector 8 Program),
3.25%, 8/1/27	$5,875	$5,886
Minnesota State Rural Water Finance Authority Revenue BANS,
3.30%, 8/1/26	10,000	10,002
Moorhead Temporary Tax Increment Financing G.O. Unlimited Bonds,
4.00%, 10/1/27	18,845	19,150
Southern Minnesota State Municipal Power Agency Supply System Revenue Refunding Bonds, Series A,
5.00%, 1/1/27	1,240	1,270
5.00%, 1/1/28	1,200	1,258
		103,589
Missouri – 2.2%
Clay County Public School District No. 53 Liberty G.O Unlimited Refunding Bonds,
4.00%, 3/1/28	2,150	2,218
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/28	8,415	8,843
Jackson County Consolidated School District No. 4 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
6.00%, 3/1/27	2,830	2,939
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Prairie State Project,
5.00%, 12/1/26	3,885	3,963
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series C,
5.00%, 5/1/28(7) (8)	5,500	5,773
Missouri State Health & Educational Facilities Revenue Refunding Bonds, CoxHealth Obligated Group,
5.00%, 11/15/28	750	795
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Missouri – 2.2%continued
Missouri State Highways & Transportation Commission State Road Revenue Bonds, Mega Project (State Appropriation Insured),
5.00%, 5/1/26	$20,000	$20,161
Missouri State Public Utilities Commission Revenue Refunding Bonds, Interim Construction Notes,
4.00%, 5/1/26	11,980	11,987
Platte County Reorganized School District No. R-3 G.O. Unlimited Bonds,
6.25%, 3/1/27	2,960	3,082
Ritenour School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/26	575	577
Springfield School District No. R-12 G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/28	4,000	4,248
		64,586
Nevada – 0.9%
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	1,040	1,051
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/26	1,075	1,075
Nevada State G.O. Limited Refunding Bonds, Series A,
5.00%, 4/1/27	24,175	24,916
		27,042
New Hampshire – 0.1%
New Hampshire State HFA Multi Family Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	1,000	1,000
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,001
New Hampshire State Municipal Bond Bank Revenue Bonds, Series B,
5.00%, 8/15/27	2,000	2,080
		4,081
FIXED INCOME FUNDS 237 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
New Jersey – 4.5%
Essex County G.O. Unlimited BANS,
4.00%, 7/8/26	$12,305	$12,393
Jersey City Municipal Utilities Authority Water Project Revenue Notes (Municipal Government Gtd.),
5.00%, 5/1/26	15,510	15,631
Mercer County G.O. Unlimited Bonds,
3.00%, 2/15/26	2,830	2,830
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/13/26	35,000	35,095
New Jersey State EDA Revenue Refunding Bonds, Series XX,
4.25%, 6/15/26	13,565	13,573
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	5,000	5,087
New Jersey State Health Care Facilities Financing Authority Department Human Services Revenue Refunding Bonds, Marlboro Psychiatric Hospital,
5.00%, 9/15/27	2,305	2,399
New Jersey State Housing & Mortgage Finance Agency Multi Family Sustainable Revenue Bonds, Series B,
2.95%, 11/1/27	6,875	6,869
2.95%, 11/1/28	16,795	16,771
New Jersey State Housing & Mortgage Finance Agency Multi Family Sustainable Revenue Bonds, Subseries D (GNMA, FNMA, FHLMC Insured),
2.90%, 11/1/27	3,750	3,732
2.95%, 5/1/28	2,770	2,760
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/1/27	2,775	2,842
New Jersey State Turnpike Authority Revenue Bonds, Series B,
5.00%, 1/1/28	3,485	3,652
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
New Jersey – 4.5%continued
New Jersey State Turnpike Authority Revenue Exchange Refunding Bonds, Series A,
5.00%, 1/1/27	$4,490	$4,599
New Jersey State Turnpike Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	3,835	3,928
		132,161
New Mexico – 0.4%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/26	1,715	1,736
Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/26	2,150	2,180
New Mexico State Severance TRB, Series A,
5.00%, 7/1/26	2,505	2,535
5.00%, 7/1/28	4,000	4,239
		10,690
New York – 7.4%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/27	1,120	1,169
5.00%, 11/15/28	9,370	9,985
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series B,
5.00%, 11/15/27	2,675	2,792
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 2.92%, 11/1/26(3)	200	200
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 3.14%, 4/1/26(3) (7)	40,000	39,991
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-2 (State Aid Withholding),
5.00%, 7/15/27	7,000	7,252
NORTHERN FUNDS QUARTERLY REPORT  238 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
New York – 7.4%continued
New York G.O. Unlimited Bonds, Series G, Subseries G-1,
5.00%, 2/1/28	$16,995	$17,852
New York G.O. Unlimited Refunding Bonds, Series B-1, Fiscal 2026,
5.00%, 8/1/28	10,000	10,624
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/26	1,890	1,917
New York Multi-modal G.O. Unlimited Refunding Bonds, Fiscal 2025,
5.00%, 8/1/27	18,780	19,527
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series C,
5.00%, 3/15/28	1,000	1,055
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 226 (AMT),
5.00%, 10/15/28	3,520	3,709
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/27	15,005	15,497
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 249 (AMT),
5.00%, 10/15/27	3,750	3,879
5.00%, 10/15/28	6,975	7,350
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue BANS, Series A,
5.00%, 3/1/28	14,420	15,182
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 3.54%, 4/1/26(3)	15,560	15,566
Triborough Bridge & Tunnel Authority Subordinate Revenue BANS, Series A,
5.00%, 2/1/28	25,420	26,745
West Seneca G.O. Limited BANS,
4.00%, 2/6/26	16,999	17,020
		217,312
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
North Carolina – 1.6%
East Carolina University Revenue Bonds, Series A,
5.00%, 10/1/27	$1,225	$1,231
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
6/1/27(9)	11,075	11,403
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/28	12,640	13,306
North Carolina State Housing Finance Agency MFH Revenue Bonds, Harmony Housing Development,
3.15%, 2/1/29(7) (8)	7,000	7,002
North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,
5.00%, 5/1/26	3,520	3,549
North Carolina State Limited Obligation Revenue Refunding Bonds, Series B,
5.00%, 5/1/27	2,000	2,067
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/27	1,750	1,806
5.00%, 6/1/28	2,115	2,235
Raleigh Housing Authority Multi Family Housing Revenue Bonds, Maple Ridge Apartments,
3.15%, 2/1/29(7) (8)	3,450	3,454
		46,053
Ohio – 1.5%
Akron Bath & Copley Joint Township Hospital District Revenue Refunding Bonds, Children's Medical Hospital,
5.00%, 11/15/27	1,825	1,903
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/26	3,000	3,008
5.00%, 2/15/27	6,765	6,941
5.00%, 2/15/28	10,000	10,490
FIXED INCOME FUNDS 239 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Ohio – 1.5%continued
Ohio State G.O. Limited Bonds, Series A,
5.00%, 5/1/27	$8,135	$8,407
Ohio State G.O. Unlimited Bonds, Series Y,
5.00%, 5/1/26	1,000	1,008
Ohio State Hospital Facilities Revenue Refunding Bonds, Cleveland Clinic Health System ,
5.00%, 1/1/27	3,220	3,293
Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health,
5.00%, 1/15/27	2,160	2,203
5.00%, 1/15/28	6,240	6,491
		43,744
Oklahoma – 1.6%
Cleveland County Independent School District No. 2 G.O. Unlimited Bonds,
4.00%, 3/1/27	5,520	5,603
4.00%, 3/1/28	7,440	7,652
Oklahoma County Independent School District No. 1 G.O. Unlimited Bonds,
3.25%, 5/1/27	17,375	17,452
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,425	3,480
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.00%, 7/1/28	510	540
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project,
5.00%, 9/1/27	8,480	8,793
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project,
5.00%, 9/1/27	550	569
5.00%, 9/1/28	1,300	1,375
Tulsa G.O. Unlimited Bonds, Series D,
3.00%, 10/1/26	3,000	3,003
		48,467
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Oregon – 1.1%
Chemeketa Community College District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	$4,000	$4,242
Clackamas & Washington Counties Joint School District No. 3 West Linn-Wilsonville G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	8,310	8,599
Morrow County School District No. 1 G.O. Limited Bonds (School Board Guaranty Program),
5.00%, 6/15/27	1,375	1,422
Multnomah County School District No. 7 Reynolds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	4,680	4,834
5.00%, 6/15/28	695	735
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A,
5.00%, 4/1/27	5,000	5,155
Redmond G.O. Limited Bonds (AMT), Airport Expansion Projects ,
5.00%, 6/1/28	1,000	1,045
Washington & Clackamas Counties Tigard-Tualatin School District No. 23J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/27	1,500	1,555
5.00%, 6/15/28	2,000	2,121
Washington County School District No. 48J Beaverton G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	1,355	1,437
		31,145
Pennsylvania – 4.2%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 2.89%, 8/1/27(3) (7)	5,000	4,981
NORTHERN FUNDS QUARTERLY REPORT  240 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Pennsylvania – 4.2%continued
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 3.06%, 5/15/27(3) (7)	$40,000	$39,641
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/28	2,280	2,404
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
6/1/27(9)	395	403
6/1/28(9)	415	429
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 2.98%, 3/1/27(3) (7)	11,000	10,978
Luzerne County G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 6/15/27	2,380	2,461
5.00%, 6/15/28	3,490	3,683
Pennsylvania State Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series B, UPMC Obligated Group,
5.00%, 3/15/27	2,680	2,749
5.00%, 3/15/28	3,500	3,664
Pennsylvania State G.O Unlimited Bonds, Second Series of 2016,
5.00%, 9/15/27	7,170	7,287
Pennsylvania State G.O. Unlimited Bonds, First Series of 2024, Bid Group C,
5.00%, 8/15/27	9,415	9,797
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania,
5.00%, 8/15/26	2,240	2,273
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, First Series of 2025,
5.00%, 6/1/27	8,000	8,262
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Pennsylvania – 4.2%continued
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), Private Activity,
5.00%, 7/1/27	$1,000	$1,029
5.00%, 7/1/28	860	903
Philadelphia G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/28	2,725	2,887
Seneca Valley School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 3/1/27	925	950
5.00%, 3/1/28	1,775	1,864
University of Pittsburgh - of The Commonwealth System of Higher Education Revenue Refunding Bonds,
4.00%, 4/15/26	14,110	14,132
Westmoreland County Municipal Authority Revenue Refunding Bonds, Series A (BAM Insured),
5.00%, 8/15/27	1,830	1,895
		122,672
Rhode Island – 0.9%
Bristol Warren Regional School District G.O. Unlimited BANS, Series 1,
5.00%, 6/4/26	25,000	25,235
Rhode Island State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	1,040	1,055
5.00%, 8/1/27	1,210	1,256
		27,546
South Carolina – 0.2%
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/26	375	378
Medical University Hospital Authority Mortgage Revenue Bonds, Indian Land Project (FHA Insured),
5.00%, 11/15/28	1,000	1,064
FIXED INCOME FUNDS 241 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
South Carolina – 0.2%continued
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	$4,395	$4,485
		5,927
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B, Sanford,
5.00%, 11/1/26	360	367
5.00%, 11/1/27	915	952
5.00%, 11/1/28	1,165	1,235
		2,554
Tennessee – 1.3%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, HV land Co. Apartments,
3.35%, 12/1/26(7) (8)	6,900	6,902
Metropolitan Government of Nashville & Davidson County Health & Facilities Board Variable Revenue Bonds, Parkwood Villa Apartments,
3.15%, 12/1/27(7) (8)	2,240	2,245
Oak Ridge Housing Authority MFH Variable Revenue Bonds, Oak Ridge Redevelopment,
3.20%, 12/1/28(7) (8)	4,485	4,493
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(7) (8)	8,465	8,609
Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2B,
3.30%, 1/1/28	1,750	1,750
Tennessee State Energy Acquisition Corp. Variable Revenue Refunding Bonds, Series A-1, Gas Project,
5.00%, 5/1/28(7) (8)	14,100	14,496
		38,495
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Texas – 8.7%
Arlington Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	$13,965	$14,357
Austin Airport System Revenue Refunding Bonds (AMT),
5.00%, 11/15/26	900	916
5.00%, 11/15/27	1,425	1,479
5.00%, 11/15/28	1,525	1,606
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/27	4,000	4,166
5.00%, 9/1/28	3,500	3,726
Brownsville Utility System Revenue Refunding Bonds (AG Insured),
5.00%, 9/1/27	660	684
5.00%, 9/1/28	625	664
Burleson Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/27	2,230	2,315
Clifton Higher Education Finance Corp. Education Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd.),
5.00%, 2/15/27	3,000	3,076
Collin County Community College District G.O. Unlimited Bonds,
5.00%, 8/15/27	5,580	5,793
Dallas G.O. Limited Bonds, Series A,
5.00%, 8/15/27	1,160	1,206
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/28	5,565	5,844
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,011
Dallas Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 2/15/28	12,000	12,626
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/27	975	1,002
5.00%, 2/15/28	2,285	2,404
NORTHERN FUNDS QUARTERLY REPORT  242 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Texas – 8.7%continued
Denton Independent School District G.O. Unlimited Refunding Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	$5,000	$5,315
Ector County Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	3,105	3,187
El Paso County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/26	1,275	1,293
El Paso County G.O. Limited Bonds,
5.00%, 8/15/26	4,000	4,057
El Paso G.O. Limited Refunding Bonds,
5.00%, 8/15/27	2,000	2,075
5.00%, 8/15/28	1,000	1,060
Fort Bend County Certificates of Obligation G.O. Unlimited Bonds,
5.00%, 3/1/27	2,765	2,840
5.00%, 3/1/28	3,550	3,733
Fort Bend County G.O. Limited Refunding Bonds,
5.00%, 3/1/27	1,535	1,576
Fort Bend County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/28	865	910
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	1,360	1,381
Fort Worth Taxable G.O. Limited Notes,
5.00%, 3/1/27	15,000	15,418
Frisco Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	4,850	5,098
Garland Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	1,000	1,026
Harris County Flood Control District G.O. Limited Refunding Bonds,
5.00%, 9/15/28	1,500	1,598
Harris County Flood Control District G.O. Limited Refunding Bonds, Series A ,
5.00%, 9/15/28	13,500	14,382
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Texas – 8.7%continued
Harris County Housing Finance Corp. Revenue Bonds, Baypointe Apartments,
2.95%, 9/1/28(7) (8)	$4,150	$4,141
Hidalgo County Drain District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,560	1,622
Houston Airport System Subordinate Lien Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,500	1,571
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/28	1,000	1,052
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B,
2/15/28(9)	1,350	1,416
2/15/29(9)	2,040	2,186
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	1,585	1,608
Keller Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	13,550	13,900
Lancaster Independent School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/15/27	980	1,005
Leander Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/28	1,250	1,329
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
5.00%, 5/15/27	2,100	2,169
5.00%, 5/15/28	1,565	1,650
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/27	4,000	4,131
5.00%, 5/15/27	750	774
5.00%, 5/15/28	2,500	2,636
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/26	675	679
FIXED INCOME FUNDS 243 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Texas – 8.7%continued
Mesquite Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	$1,500	$1,558
5.00%, 8/15/28	1,500	1,595
North Texas State Municipal Water District Water System Revenue Refunding Bonds,
5.00%, 9/1/27	3,450	3,593
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,000	4,000
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/26	1,000	1,003
Pearland Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/28	2,605	2,731
Pearland Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	1,500	1,574
Plano G.O. Limited Refunding Bonds,
5.00%, 9/1/27	3,250	3,383
Plano Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/28	10,500	11,024
Prosper Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	2,110	2,166
Richardson City G.O. Limited Bonds,
5.00%, 2/15/27	2,000	2,054
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/1/28	2,325	2,442
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/27	4,745	4,872
San Antonio Electric & Gas Revenue Refunding Bonds, Series B,
5.00%, 2/1/28	8,200	8,615
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Texas – 8.7%continued
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/28	$5,240	$5,503
San Antonio Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 8/15/26	1,590	1,614
San Antonio Taxable G.O. Limited Notes,
5.00%, 2/1/28	6,350	6,669
Spring Branch Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/1/28	4,315	4,531
Texas State Affordable Housing Corp. MFH Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(7) (8)	3,400	3,422
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/28	7,000	7,474
Texas State Municipal Gas Acquisition & Supply Corp. VI Gas Supply Revenue Bonds,
5.00%, 1/1/29	625	653
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	3,919
Williamson County G.O. Unlimited Bonds,
5.00%, 2/15/27	900	925
		258,013
Utah – 0.1%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	2,250	2,363
5.00%, 7/1/28	1,500	1,576
		3,939
Virginia – 0.7%
Alexandria Redevelopment & Housing Authority MFH Variable Revenue Bonds, 431 S Columbus Street Block 4 (Housing & Urban Development Sector 8 Program),
3.20%, 6/1/27(7) (8)	3,635	3,639
NORTHERN FUNDS QUARTERLY REPORT  244 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Virginia – 0.7%continued
Hampton Roads Sanitation District Wastewater Subordinate Revenue Notes, Series A,
5.00%, 7/15/26	$3,355	$3,399
Roanoke EDA Hospital Revenue Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/27	800	826
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	1,000	1,002
Virginia HDA Variable Revenue Bonds, Series G,
3.13%, 4/1/27(7) (8)	9,470	9,471
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program,
5.00%, 11/1/27	2,095	2,191
		20,528
Washington – 2.3%
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/28	3,260	3,461
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/26(10)	2,335	2,335
King County School District No. 400 Mercer Island G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,750	1,789
Port of Seattle Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/1/28	2,055	2,149
Port of Seattle Intermediate Lien Revenue Bonds, Series B (AMT),
5.00%, 10/1/28	3,100	3,272
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 2.61%, 11/1/26(3) (7)	7,520	7,481
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Washington – 2.3%continued
Snohomish County School District No. 201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	$2,525	$2,580
Washington State COPS, State & Local Agency Real & Personal Property,
5.00%, 1/1/28	6,800	7,130
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	6,000	6,140
Washington State G.O. Unlimited Refunding Bonds, Series R-2025B,
5.00%, 7/1/27	22,525	23,380
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 9/1/27	790	816
5.00%, 9/1/28	650	684
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, MultiCare Health System,
5.00%, 8/15/27	2,675	2,759
5.00%, 8/15/28	2,790	2,934
Yakima County East Valley School District No. 90 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/27	1,605	1,677
		68,587
West Virginia – 0.0%
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	500	500
3.55%, 11/1/26	475	476
		976
Wisconsin – 1.3%
Dane County G.O. Unlimited Promissory Notes, Series C (AMT),
4.00%, 6/1/27	3,965	4,022
Dane County G.O. Unlimited Promissory Notes, Series D (AMT), Airport Project,
5.00%, 6/1/27	4,560	4,688
FIXED INCOME FUNDS 245 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.0%continued
Wisconsin – 1.3%continued
5.00%, 6/1/28	$3,400	$3,574
Madison Metropolitan School District G.O. Unlimited Promissory Notes, Series A,
5.00%, 3/1/28	2,560	2,695
Milwaukee G.O. Unlimited Promissory Notes, Series N-2 (AG Insured),
5.00%, 12/1/28	9,480	10,062
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 4/1/28	8,440	8,839
Milwaukee G.O. Unlimited Refunding Promissory Notes, Series N4 ,
5.00%, 4/1/28	2,500	2,618
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Mercy Health Corp. Obligated Group,
5.00%, 6/1/27	1,220	1,255
5.00%, 6/1/28	1,000	1,049
		38,802
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	2,655	2,694
Total Municipal Bonds
(Cost $2,358,839)		2,360,797

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(11) (12)	9,697,305	$9,697
Total Investment Companies
(Cost $9,697)		9,697

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 6.6%
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(7) (8)	$9,800	$9,841
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.6%continued
Bonneville & Bingham Counties Joint School District No. 93 G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/26	$525	$534
Broward County Port Facilities Revenue Bonds (AMT),
5.00%, 9/1/26	1,000	1,012
Brownsville Utility System Revenue Refunding Bonds (AG Insured),
5.00%, 9/1/26	720	730
California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger,
3.50%, 11/2/26(1) (7) (8)	30,000	30,000
Chippewa Valley Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/26	1,300	1,310
Clifton Higher Education Finance Corp. Education Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd.),
5.00%, 2/15/26	2,225	2,231
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(7) (8)	5,000	5,000
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series C-2,
2.80%, 2/3/26(7) (8)	9,635	9,635
Crowley Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/1/26	1,000	1,002
Cumberland County Industrial Facilities & Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Project Aero,
3.13%, 12/1/26(7) (8)	20,500	20,486
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
6/1/26(9)	295	297
NORTHERN FUNDS QUARTERLY REPORT  246 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.6%continued
Del Valle Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 6/15/26	$795	$804
Del Valle Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 6/15/26	6,255	6,323
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, Parcel 42 Apartments Project,
2.88%, 9/1/26(7) (8)	2,500	2,495
Essex County Improvement Authority Revenue Notes, Essex County Family Court Building Project (County Gtd.),
5.00%, 3/17/26	2,485	2,497
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/26	1,415	1,425
Garland Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	1,000	1,003
Hamilton County G.O. Limited Bonds, Series A,
5.00%, 6/30/26	2,885	2,918
Illinois State Finance Authority Variable Revenue Refunding Bonds, OSF Healthcare System (PNC Bank N.A. LOC),
2.30%, 1/5/26(5)	18,660	18,660
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/26	5,000	5,009
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Unlimited Ad Valorem Project (State Aid Intercept Program),
5.00%, 1/15/26	3,605	3,608
Johnson City Health & Educational Facilities Board Multi Family Variable Revenue Bonds, Tapestry at Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(7) (8)	3,000	3,017
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.6%continued
Louisville & Jefferson County Metro Government Health System Variable Revenue Bonds, Series B, Norton Healthcare (PNC Bank N.A. LOC),
2.55%, 1/5/26(5)	$8,290	$8,290
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
5.00%, 5/15/26	2,800	2,824
Luzerne County G.O. Unlimited Refunding Bonds (AG Insured),
5.00%, 6/15/26	200	202
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health Issue (AG Insured),
5.00%, 7/1/26	2,500	2,527
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, Stone Bridge Lofts Project,
3.35%, 4/1/26(8)	1,700	1,700
Michigan State Finance Authority Revenue Notes, Series A-1,
5.00%, 7/20/26	7,220	7,316
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(7) (8)	1,000	1,001
New Albany-Floyd County School Building Corp. Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/26	1,490	1,507
New Mexico State Mortgage Finance Authority Variable Revenue Bonds, Series G-3, Class I (GNMA, FNMA, FHLMC Insured),
3.00%, 12/1/26(7) (8)	9,110	9,115
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/26	4,020	4,036
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/26	3,055	3,084
FIXED INCOME FUNDS 247 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.6%continued
Perry Township Schools Marion County G.O. Limited Bonds (State Aid Intercept Program),
5.00%, 7/15/26	$1,350	$1,366
Platte County Reorganized School District No. R-3 G.O. Unlimited Bonds,
6.25%, 3/1/26	2,690	2,706
Racine G.O. Unlimited Promissory Notes, Series B (AG Insured),
5.00%, 6/1/26	2,885	2,912
Richmond Redevelopment & Housing Authority Multi Family Variable Revenue Bonds, Joyfield at German School,
3.10%, 12/1/26(7) (8)	2,000	2,001
Roanoke EDA Hospital Revenue Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/26	1,010	1,021
Rockford Public School District G.O. Unlimited Bonds, Series III (Q-SBLF Insured),
5.00%, 5/1/26	6,185	6,230
South Carolina State Ports Authority Revenue Bonds (AMT),
5.00%, 7/1/26	2,920	2,950
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project,
5.00%, 9/1/26	1,500	1,521
University of Oklahoma Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	375	379
Wayne Township School Building Corp. Marion County Revenue Bonds, Series B (State Aid Intercept Program),
5.00%, 7/15/26	1,155	1,168
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Mercy Health Corp. Obligated Group,
5.00%, 6/1/26	575	580
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.6%continued
Yuma Pledged Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	$865	$875
Total Short-Term Investments
(Cost $195,094)		195,148

Total Investments – 99.4%
(Cost $2,932,409)		2,935,619
Other Assets less Liabilities – 0.6%		17,238
NET ASSETS – 100.0%		$2,952,857

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately
$110,183,000 or 3.7% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2025 is disclosed.
(3)	Variable or floating rate security. Rate as of December 31, 2025 is disclosed.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(5)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Maturity date represents the puttable date.
(8)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December
31, 2025 is disclosed.

(9)	When-Issued Security. Coupon rate is not in effect at December 31, 2025.
(10)	Maturity date represents the prerefunded date.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

NORTHERN FUNDS QUARTERLY REPORT  248 FIXED INCOME FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	December 31, 2025 (UNAUDITED)
FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$56,241	$—	$56,241
Commercial Mortgage-Backed Securities	—	10,311	—	10,311
Commercial Paper	—	28,134	—	28,134
Corporate Bonds(1)	—	87,960	—	87,960
Foreign Issuer Bonds(1)	—	181,448	—	181,448
U.S. Government Agencies	—	5,883	—	5,883
Municipal Bonds(1)	—	2,360,797	—	2,360,797
Investment Companies	9,697	—	—	9,697
Short-Term Investments	—	195,148	—	195,148
Total Investments	$9,697	$2,925,922	$—	$2,935,619

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,755	$5,755	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	28,926	1,603,972	1,623,201	1,180	9,697	9,697,305
Total	$28,926	$1,609,727	$1,628,956	$1,180	$9,697	9,697,305

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
FIXED INCOME FUNDS 249 NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments

TAX-EXEMPT FUND	December 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.3%
Alabama – 2.9%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	$1,500	$1,613
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	4,000	4,340
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2)	3,000	3,069
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	1,000	1,008
Huntsville Health Care Authority Revenue Bonds, Series B,
5.00%, 6/1/35	4,000	4,585
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,536
Limestone County Water & Sewer Revenue Bonds,
5.00%, 12/1/44	500	530
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,072
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	3,000	3,211
		21,964
Alaska – 0.5%
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/42	385	420
6.00%, 10/1/50	500	545
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/33	2,120	2,418
		3,383
Arizona – 2.7%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,026
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Arizona – 2.7%continued
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/41	$1,350	$1,487
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	879
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	4,000	4,178
Maricopa County Roosevelt Elementary School District No. 66 G.O. Unlimited Bonds (BAM Insured),
5.00%, 7/1/40	730	790
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	2,500	2,765
Pinal County Revenue Obligations Bonds (BAM Insured),
5.25%, 8/1/50	1,500	1,601
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/43	1,000	1,068
Queen Creek Excise Tax & State Shared Revenue Bonds,
5.00%, 8/1/54	4,720	4,914
Yuma IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center,
5.00%, 8/1/40	700	762
		20,470
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	2,610	2,287
2.25%, 2/1/41	1,000	740
		3,027
NORTHERN FUNDS QUARTERLY REPORT  250 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
California – 8.6%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(3)	$1,500	$845
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	1,095	1,110
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	9,000	9,646
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	3,000	3,283
5.00%, 10/1/33(1) (2)	3,875	4,113
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	6,895	7,484
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,240	3,210
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	886
California State Educational Facilities Authority Revenue Bonds, The Master's University,
5.25%, 8/1/40	1,975	2,072
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/45	1,000	1,088
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
California – 8.6%continued
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	$2,500	$2,751
California State Infrastructure & Economic Development Bank Revenue Bonds, California Science Center Phase III Project,
5.00%, 11/1/31	1,000	1,134
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/34	1,385	1,427
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,022
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	733
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,025
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,122
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/37	2,380	2,519
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/50	1,245	1,289
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	1,300	1,300
FIXED INCOME FUNDS 251 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
California – 8.6%continued
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	$1,370	$1,512
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Los Angeles Convention Center,
5.00%, 5/1/55	750	777
Oakland G.O. Unlimited Bonds, Series B-1, Measure U,
5.00%, 7/15/55	1,250	1,299
Poway Unified School District PFA Special Tax Revenue Refunding Bonds, Series B,
5.00%, 9/1/35	1,150	1,271
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,513
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	2,500	2,810
		64,316
Colorado – 6.5%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	230
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,842
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/44	2,620	2,915
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,262
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Colorado – 6.5%continued
Centennial Water & Sanitation District Water & Wastewater Revenue Bonds,
5.00%, 12/1/53	$3,900	$4,042
Central Weld County Water District Revenue Bonds (BAM Insured),
5.00%, 12/1/45	1,100	1,154
5.00%, 12/1/50	1,000	1,037
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	10,131
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,545
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System/Sunbelt,
4.00%, 11/15/41	1,000	993
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,171
5.00%, 11/15/41	1,000	1,056
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,026
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(5)	2,750	1,696
0.00%, 8/1/39(5)	2,805	1,561
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,509
Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A,
5.13%, 12/1/50	1,000	1,008
Fremont County School District RE-1 Canon City G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/48	1,000	1,045
NORTHERN FUNDS QUARTERLY REPORT  252 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Colorado – 6.5%continued
Weld County School District No. Re-7 Platte Valley G.O Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/32	$1,200	$1,382
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,071
		48,676
Connecticut – 1.0%
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 8/15/34	1,700	1,989
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 7/1/39	565	640
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Transportation Infrastructure,
5.00%, 7/1/41	1,500	1,678
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,081
		7,388
Delaware – 0.3%
Delaware State EDA Variable Revenue Refunding Bonds, Series A, NRG Energy Project,
4.00%, 10/1/35(1) (2)	2,250	2,254
District of Columbia – 1.5%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 8/1/41	1,930	2,124
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series A,
5.00%, 6/1/50	2,750	2,874
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/33	3,000	3,381
5.00%, 10/1/34	2,750	3,112
		11,491
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Florida – 8.7%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	$2,500	$2,523
Central Florida State Tourism Oversight District Utilities Revenue Bonds, Series 1,
5.00%, 10/1/42	2,000	2,171
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,020
Duval County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/33	1,250	1,426
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,906
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,317
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	1,985
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	1,300	1,451
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health System,
5.00%, 11/15/45	1,000	1,042
Lee County Airport Revenue Bonds (AMT),
5.25%, 10/1/44	2,250	2,373
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,621
Lee County School Board COPS, Series A,
5.00%, 8/1/40	3,410	3,797
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,007
FIXED INCOME FUNDS 253 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Florida – 8.7%continued
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	$2,000	$2,012
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,559
Miami-Dade County Transit Sales Surtax Revenue Bonds,
5.00%, 7/1/47	2,750	2,844
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,526
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/42	1,000	1,050
5.00%, 3/1/43	1,100	1,142
Orlando Water Reclamation System Revenue Bonds, Series A,
5.00%, 10/1/54	3,500	3,678
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	379
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,000	1,144
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,079
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,360
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,198
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	1,778
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Florida – 8.7%continued
Winter Garden Water & Wastewater Revenue Bonds,
5.25%, 8/1/54	$3,000	$3,178
		65,566
Georgia – 2.3%
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/38	2,000	2,198
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,048
5.00%, 5/15/43	500	509
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,500	1,600
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,523
5.50%, 7/1/60	2,500	2,501
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	2,500	2,547
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	1,150	1,171
		17,097
Hawaii – 0.3%
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,054
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,085
Illinois – 8.8%
Aurora Waterworks & Sewerage Revenue Refunding Bonds, Series B,
4.00%, 12/1/36	800	798
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.75%, 12/1/50	1,500	1,492
NORTHERN FUNDS QUARTERLY REPORT  254 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Illinois – 8.8%continued
Chicago G.O. Unlimited Bonds, Series A,
6.00%, 1/1/50	$1,000	$1,034
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,743
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/38	1,000	1,089
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series A (AMT),
5.00%, 1/1/39	2,000	2,165
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	1,600	1,648
5.00%, 1/1/48	3,455	3,455
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C,
5.25%, 1/1/54	2,000	2,097
Chicago Park District G.O. Limited Bonds, Series A,
5.00%, 1/1/47	1,750	1,799
5.00%, 1/1/48	1,500	1,539
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,067
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,773
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,267
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,199
Illinois State Finance Authority Revenue Refunding Bonds, Moorings of Arlington Heights,
5.13%, 11/1/46(6)	1,490	1,493
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Illinois – 8.8%continued
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	$2,500	$1,984
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	493
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, UChicago Medicine,
5.00%, 8/15/35(1) (2)	1,750	1,926
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,072
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/37	1,460	1,608
5.25%, 5/1/45	1,000	1,044
5.25%, 5/1/49	2,060	2,124
Illinois State Sales TRB, Junior Obligation Series B,
5.00%, 6/15/36	2,000	2,251
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/41	2,300	2,457
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	6,500	6,506
Illinois State University Revenue Refunding Bonds,
5.25%, 4/1/50	3,600	3,734
Joliet Waterworks & Sewage Revenue Bonds (BAM Insured),
5.25%, 1/1/50	3,000	3,126
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,210
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,000
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/37	2,325	2,599
FIXED INCOME FUNDS 255 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Illinois – 8.8%continued
University of Illinois Auxiliary Facilities System Revenue Refunding Bonds, Series A,
5.00%, 4/1/33	$1,500	$1,711
		66,503
Indiana – 2.0%
Brownsburg 1999 School Building Corp. First Mortgage Revenue Bonds, Series A (State Intercept Program),
5.00%, 1/15/33	800	901
5.00%, 7/15/33	750	848
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	741
Greater Clark Building Corp. First Mortgage Revenue Bonds, Series B (State Intercept Program),
6.00%, 7/15/38	1,000	1,176
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/42	1,000	1,072
Indiana State Financing Authority Student Housing Revenue Bonds, Senior Student Housing Project,
5.00%, 7/1/49	1,075	1,081
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	2,000	2,118
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,059
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series F, Stormwater Project,
5.00%, 1/1/49	895	937
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/43	1,230	1,300
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Indiana – 2.0%continued
IPS Multi-School Building Corp. Sustainable Revenue Bonds (State Aid Intercept Program),
5.00%, 7/15/45	$1,000	$1,043
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	750	832
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/31	600	671
		14,779
Kentucky – 1.9%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,974
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 133,
5.00%, 9/1/45	1,700	1,806
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	3,000	3,174
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	609
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	4,500	3,925
		14,488
Louisiana – 3.0%
Greater New Orleans Expressway Commission Toll Subordinate Lien Revenue Refunding Bonds (AG Insured),
5.00%, 11/1/32	435	493
5.00%, 11/1/34	575	660
NORTHERN FUNDS QUARTERLY REPORT  256 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Louisiana – 3.0%continued
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	$2,500	$2,617
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,003
Louisiana Stadium & Exposition District Senior Revenue Refunding Bonds, Series A,
5.25%, 7/1/53	2,695	2,793
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	6,219
New Orleans G.O. Unlimited Bonds, Series A,
5.00%, 12/1/47	3,000	3,090
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,025
		22,900
Maryland – 0.1%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, LifeBridge Health,
5.00%, 7/1/44	1,100	1,110
Massachusetts – 4.2%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	2,500	2,254
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/50	1,500	1,511
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/50	4,525	4,696
5.00%, 10/1/52	3,500	3,621
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Massachusetts – 4.2%continued
Massachusetts State G.O. Unlimited Bonds, Series C, Consolidated Loan,
5.25%, 10/1/47	$5,000	$5,302
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,728
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/49	3,450	3,483
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,117
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,563
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	947
		31,222
Michigan – 1.9%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,061
Howell Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/41	1,000	1,105
5.00%, 5/1/42	1,000	1,091
5.00%, 5/1/43	750	809
5.00%, 5/1/44	750	801
L'Anse Creuse Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/43	1,250	1,347
5.00%, 5/1/49	610	639
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,886
Southfield Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.25%, 5/1/50	1,200	1,270
FIXED INCOME FUNDS 257 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Michigan – 1.9%continued
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	$1,000	$1,029
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan,
5.00%, 12/1/34	1,000	1,116
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	1,750	1,890
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	25	27
		14,071
Minnesota – 0.3%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/29	1,380	1,419
Truman Independent School District No. 458 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/40	770	860
		2,279
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	648
Missouri – 1.6%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,105
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	1,000	940
Lebanon Reorganized School District No. R-3 Laclede County G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/45	915	1,010
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Missouri – 1.6%continued
Marion & Ralls County School District No. 60 G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.75%, 3/1/44	$50	$56
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Marshall Energy Center Project,
5.00%, 1/1/51	3,500	3,592
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds, Series A, Public Safety Projects (AG Insured),
5.50%, 12/1/50	1,080	1,142
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,502
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,304
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	687
		12,338
Montana – 0.0%
Montana State Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	45
Nebraska – 0.9%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,019
NORTHERN FUNDS QUARTERLY REPORT  258 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Nebraska – 0.9%continued
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/32	$900	$1,007
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,353
		6,379
New Jersey – 0.6%
Casino Reinvestment Development Authority Luxury Tax Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/1/39	1,145	1,259
New Jersey State Transportation Trust Fund Authority Program Revenue Bonds, Series AA,
5.00%, 6/15/36	1,250	1,448
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB, Transformation Program,
5.00%, 6/15/46	2,000	2,082
		4,789
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	905
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	980	944
		1,849
New York – 11.3%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/32	1,000	1,132
5.00%, 11/15/42	1,435	1,544
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,780
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
New York – 11.3%continued
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	$1,370	$1,244
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,264
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,228
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,077
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	258
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,581
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	1,000	1,044
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	3,969
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B, Fiscal 2026,
5.00%, 5/1/40	1,500	1,668
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,541
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,000	3,139
FIXED INCOME FUNDS 259 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
New York – 11.3%continued
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Series H, Fiscal 2025,
5.00%, 11/1/46	$1,150	$1,206
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	1,500	1,536
New York G.O. Unlimited Bonds, Series D, Fiscal 2026,
5.00%, 10/1/36	1,000	1,153
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,064
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	731
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(4)	5	5
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,624
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
5.00%, 2/15/48	4,500	4,605
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,011
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,764
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	5,000	3,866
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
New York – 11.3%continued
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	$1,555	$1,388
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	604
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport New Terminal One Project,
5.25%, 6/30/41	1,600	1,676
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,036
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/32	2,000	1,740
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/33	5,500	6,174
Triborough Bridge & Tunnel Authority Sales TRB, Series A-1,
5.00%, 5/15/54	2,975	3,072
Triborough MTA Bridge & Tunnel Authority Real Estate Transfer TRB, TBTA Capital Lockbox Fund,
5.00%, 12/1/50	6,300	6,509
5.25%, 12/1/54	3,295	3,473
		84,706
North Carolina – 0.4%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	719
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement Homes,
5.00%, 10/1/40	910	967
NORTHERN FUNDS QUARTERLY REPORT  260 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
North Carolina – 0.4%continued
5.13%, 10/1/45	$535	$549
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	508
		2,743
North Dakota – 0.3%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,141
North Dakota State PFA Revenue Refunding Bonds, State Revolving Fund Program,
5.00%, 10/1/43	885	962
		2,103
Ohio – 1.4%
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/34	650	727
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	200
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,010
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,766
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,487
Wyoming City School District G.O. Unlimited Bonds,
5.00%, 12/1/43	1,530	1,645
5.00%, 12/1/55	2,500	2,587
		10,422
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Oklahoma – 0.9%
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	$280	$303
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.25%, 7/1/50	2,000	2,143
Oklahoma State Water Resources Board State Loan Program Revenue Bonds, Series C,
4.50%, 10/1/50	4,400	4,382
		6,828
Oregon – 1.4%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A (School Board Guaranty Program), Prerefunded,
0.00%, 6/15/27(4) (5)	265	156
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(5)	1,000	632
North Clackamas School District No.12, Clackamas County, Capital Appreciation G.O. Unlimited Bonds, Series A, Unrefunded Balance (School Board Guaranty Program),
0.00%, 6/15/38(5)	2,235	1,292
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,052
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,575
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	732
FIXED INCOME FUNDS 261 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Oregon – 1.4%continued
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(5)	$5,000	$1,698
		10,137
Pennsylvania – 3.4%
Cumberland County Municipal Authority Revenue Refunding Bonds, Series A, Messiah Village Project,
6/1/44(7)	1,000	1,016
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	822
5.00%, 5/1/35	865	866
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	1,460	1,559
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,093
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,568
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,771
Pennsylvania State Turnpike Commission Variable Revenue Refunding, Subseries-2,
5.00%, 12/1/32(1) (2)	2,575	2,881
Pennsylvania State University Revenue Bonds,
5.00%, 9/1/43	5,000	5,124
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,061
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Pennsylvania – 3.4%continued
Philadelphia Authority for Industrial Development Revenue Refunding Bonds, Greater Philadelphia Health,
6.00%, 6/1/45	$2,000	$2,082
		25,843
Rhode Island – 0.8%
Providence Public Buildings Authority Revenue Bonds, Capital Improvement Program Project (AGC Insured),
5.00%, 9/15/37	740	832
Rhode Island State Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,072
		5,904
South Carolina – 0.9%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	918
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	2,000	2,162
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,267
South Carolina State Jobs EDA Hospital Facilities Variable Revenue Refunding Bonds, Bon Secours Mercy Health, Inc.,
5.00%, 11/1/32(1) (2)	1,000	1,111
		6,458
Tennessee – 0.7%
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	5,085
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	49
		5,134
Texas – 7.1%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	500
NORTHERN FUNDS QUARTERLY REPORT  262 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Texas – 7.1%continued
5.00%, 11/15/35	$2,500	$2,500
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	5,000	4,774
Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	625	627
Chambers County Justice Center Public Facilities Corp. Lease Revenue Bonds, Justice Center Project,
5.00%, 6/1/32	1,005	1,129
5.50%, 6/1/49	3,120	3,315
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
5.25%, 11/1/42	1,440	1,551
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/38	1,315	1,459
El Paso G.O. Unlimited Refunding Bonds,
5.00%, 8/15/31	1,020	1,142
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,342
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal,
5.25%, 7/15/32	3,500	3,741
Huffman Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.25%, 2/15/49	1,750	1,866
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	2,553
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,563
Rankin Independent School District G.O. Unlimited Bonds, Escrowed to Maturity (PSF, Gtd.),
5.00%, 2/15/26	500	501
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Texas – 7.1%continued
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	$2,445	$2,508
Roma Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/49	1,500	1,565
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/31	1,500	1,622
San Antonio Electric & Gas Revenue Bonds, Series A,
5.00%, 2/1/37	670	752
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
2/1/39(7)	2,500	2,844
Tarrant County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Ascension Senior Credit,
5.00%, 11/15/35(1) (2)	1,330	1,515
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/36	1,000	1,173
Texas State Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds, Series C,
5.00%, 8/15/39	1,800	1,998
Texas Water Development Board Revenue Bonds, Master Trust ,
5.00%, 10/15/35	2,000	2,352
Texas Water Development Board Revenue Bonds, Series A, Master Trust ,
4.25%, 10/15/51	3,000	2,851
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	4,957
		53,700
Utah – 1.3%
Ogden City Municipal Building Authority Lease Revenue Bonds, Series A,
5.00%, 1/15/53	1,250	1,272
FIXED INCOME FUNDS 263 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Utah – 1.3%continued
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	$1,500	$1,543
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,365
5.00%, 7/1/35	5,000	5,394
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	505	558
		10,132
Virginia – 0.3%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,580
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	823
		2,403
Washington – 3.7%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,143
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/38	850	947
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/50	1,350	1,431
Pasco Public Facilities District Sales TRB (AGC Insured),
5.00%, 11/1/38	1,080	1,206
5.00%, 11/1/40	1,050	1,158
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/36	3,570	3,898
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,204
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Washington – 3.7%continued
Washington State COPS, Series A,
5.00%, 7/1/26	$1,000	$1,012
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/35	3,500	3,966
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,006
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, Horizon House Project,
4.38%, 1/1/33	1,500	1,506
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/43	1,500	1,606
		28,083
West Virginia – 0.2%
Ohio County Commission Special District Excise Tax Revenue Refunding Bonds, Fort Henry Opportunity Development (AG Insured),
5.25%, 6/1/45	1,500	1,596
Wisconsin – 2.6%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,320	1,454
PFA Revenue Refunding Bonds, Kahala Nui Project,
5.25%, 11/15/50	1,000	1,013
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,658
Westfield School District G.O. Unlimited Promissory Notes (AGC Insured),
5.00%, 3/1/39	685	750
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2025-2,
5.00%, 5/1/38	2,400	2,763
NORTHERN FUNDS QUARTERLY REPORT  264 FIXED INCOME FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%continued
Wisconsin – 2.6%continued
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	$1,100	$1,100
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,391
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Prerefunded,
4.00%, 5/15/26(4)	40	40
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Unrefunded Balance,
4.00%, 11/15/46	4,905	4,503
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Mercy Health Corp.,
12/1/33(1) (7)	3,500	3,850
		19,522
Total Municipal Bonds
(Cost $768,685)		738,885

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(8) (9)	6,960,217	$6,960
Total Investment Companies
(Cost $6,960)		6,960

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.0%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	$1,500	$1,475
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.0%continued
Indiana State Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	$1,500	$1,490
Indiana State Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	1,125	1,117
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	3,500	3,532
Total Short-Term Investments
(Cost $7,656)		7,614

Total Investments – 100.2%
(Cost $783,301)		753,459
Liabilities less Other Assets – (0.2%)		(1,369)
NET ASSETS – 100.0%		$752,090

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of December 31,
2025 is disclosed.

(3)	Step coupon bond. Rate as of December 31, 2025 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of this security amounted to approximately $1,493,000 or
0.2% of net assets.

(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2025.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

FIXED INCOME FUNDS 265 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$738,885	$—	$738,885
Investment Companies	6,960	—	—	6,960
Short-Term Investments	—	7,614	—	7,614
Total Investments	$6,960	$746,499	$—	$753,459

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,033	$191,415	$198,488	$245	$6,960	6,960,217
NORTHERN FUNDS QUARTERLY REPORT  266 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 9.5%
Auto Loan – 3.8%
American Credit Acceptance Receivables Trust, Series 2025-3, Class B
4.75%, 9/12/29(1)	$8,565	$8,622
Americredit Automobile Receivables Trust, Series 2022-1, Class D
3.23%, 2/18/28	4,500	4,463
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	982	989
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	2,000	2,011
CarMax Auto Owner Trust, Series 2023-1, Class D
6.27%, 11/15/29	3,400	3,466
CarMax Auto Owner Trust, Series 2023-4, Class A3
6.00%, 7/17/28	312	316
Carvana Auto Receivables Trust, Series 2025-P2, Class A2
4.56%, 8/10/28	4,710	4,717
Drive Auto Receivables Trust, Series 2024-2, Class A2
4.94%, 12/15/27	130	130
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	1,400	1,434
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	777	779
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	2,006	2,009
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3
4.85%, 12/18/28	2,155	2,169
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	1,745	1,762
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	1,422	1,434
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.5%continued
Auto Loan – 3.8%continued
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	$2,553	$2,566
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	938	946
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	6,737	6,827
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 6/15/28	7,623	7,635
Tesla Auto Lease Trust, Series 2024-B, Class A2A
4.79%, 1/20/27(1)	326	326
Toyota Lease Owner Trust, Series 2024-B, Class A2A
4.31%, 2/22/27(1)	616	617
Westlake Automobile Receivables Trust, Series 2025-1A, Class B
4.98%, 9/16/30(1)	2,750	2,774
Westlake Automobile Receivables Trust, Series 2025-1A, Class C
5.14%, 10/15/30(1)	1,250	1,263
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2
4.65%, 2/15/28(1)	5,000	5,015
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	955	961
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,555	1,569
		64,800
Credit Card – 2.9%
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	8,015
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	9,575	9,603
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,038
FIXED INCOME FUNDS 267 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.5%continued
Credit Card – 2.9%continued
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	$4,290	$4,294
Evergreen Credit Card Trust, Series 2024-1A, Class B
5.51%, 7/15/28(1)	4,769	4,799
Evergreen Credit Card Trust, Series 2024-CRT4, Class B
5.25%, 10/15/28(1)	6,770	6,823
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	1,250	1,261
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,478
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	2,835	2,881
Trillium Credit Card Trust II, Series 2025-1A, Class B
4.41%, 9/26/30(1)	2,957	2,963
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,564
		48,719
Other – 1.0%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	1,100	1,117
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	625	630
John Deere Owner Trust, Series 2024-C, Class A2A
4.36%, 8/16/27	1,757	1,759
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	1,637	1,643
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	351	352
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A
1.33%, 4/15/69(1)	884	828
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.5%continued
Other – 1.0%continued
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2
4.50%, 4/15/33(1)	$1,500	$1,501
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class B
4.88%, 4/15/33(1)	4,100	4,087
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class C
5.01%, 4/15/33(1)	1,500	1,497
Verizon Master Trust, Series 2024-4, Class B
5.40%, 6/20/29	4,045	4,070
		17,484
Whole Loan – 1.8%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A1
(Step to 6.60% on 2/25/29), 5.60%, 12/25/64(1) (2)	9,683	9,765
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A
6.00%, 2/25/55(1)	2,033	2,057
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1
(Step to 6.59% on 4/25/29), 5.59%, 6/25/65(1) (2)	4,982	5,026
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	2,244	2,260
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	3,465	3,490
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A1B
(Step to 6.60% on 7/25/29), 5.60%, 5/25/65(1) (2)	7,650	7,707
		30,305
Total Asset-Backed Securities
(Cost $160,706)		161,308

NORTHERN FUNDS QUARTERLY REPORT  268 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Non Agency – 0.9%
BPR Trust, Series 2023-BRK2, Class A
6.90%, 10/5/38(1) (3)	$2,490	$2,599
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 4.80%, 4/15/34(1) (4)	2,308	2,297
Legends Outlets Kansas City KS Mortgage Secured Pass Through Trust, Series 2024-LGND, Class A
6.25%, 11/5/39(1)	5,000	5,030
SCMS Mortgage Trust, Series 2025-BNC1, Class A1
4.08%, 1/15/28(1)	6,200	6,206
		16,132
Total Commercial Mortgage-Backed Securities
(Cost $16,160)		16,132

CORPORATE BONDS – 51.7%
Aerospace & Defense – 0.6%
RTX Corp.,
5.75%, 11/8/26	10,000	10,137
Asset Management – 2.8%
BlackRock Funding, Inc.,
4.60%, 7/26/27	17,340	17,571
Blackstone Private Credit Fund,
4.95%, 9/26/27	2,310	2,323
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 4.91%, 3/3/27 (4)	20,000	20,135
Citadel Finance LLC,
3.38%, 3/9/26 (1)	8,000	7,982
		48,011
Automotive – 3.8%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.72%), 4.67%, 10/22/27 (4)	9,000	9,012
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 1.29%), 5.29%, 1/7/30 (4)	11,500	11,548
Hyundai Capital America,
5.45%, 6/24/26 (1)	4,000	4,024
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Automotive – 3.8%continued
5.95%, 9/21/26 (1)	$4,000	$4,052
(Floating, U.S. SOFR + 1.50%), 5.49%, 1/8/27 (1) (4)	10,000	10,078
(Floating, U.S. SOFR + 1.04%), 4.91%, 6/24/27 (1) (4)	10,000	10,040
4.25%, 9/18/28 (1)	1,700	1,701
Toyota Motor Credit Corp.,
(Floating, U.S. SOFR + 0.47%), 4.46%, 1/8/27 (4)	15,000	15,032
		65,487
Banking – 10.6%
Bank of America Corp.,
(Floating, U.S. SOFR + 1.11%), 5.00%, 5/9/29 (4)	34,000	34,222
Citibank N.A.,
4.93%, 8/6/26	2,500	2,513
Citigroup, Inc.,
(Floating, U.S. SOFR + 1.28%), 5.16%, 2/24/28 (4)	21,000	21,161
(Floating, U.S. SOFR + 0.87%), 4.72%, 3/4/29 (4)	5,514	5,520
Fifth Third Bank N.A.,
(Floating, U.S. SOFR + 0.81%), 4.74%, 1/28/28 (4)	7,300	7,314
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (5)	3,800	3,832
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 4.63%, 9/22/27 (4)	10,100	10,124
(Floating, U.S. SOFR + 1.18%), 5.06%, 2/24/28 (4)	13,000	13,116
(Floating, U.S. SOFR + 0.80%), 4.74%, 1/24/29 (4)	4,300	4,309
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 4.74%, 5/26/28 (4)	13,110	13,148
PNC Bank N.A.,
(Variable, U.S. SOFR + 0.50%), 4.78%, 1/15/27 (5)	5,000	5,001
(Variable, U.S. SOFR + 0.63%), 4.54%, 5/13/27 (5)	9,050	9,063
(Floating, U.S. SOFR + 0.73%), 4.69%, 7/21/28 (4)	750	751
FIXED INCOME FUNDS 269 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Banking – 10.6%continued
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (5)	$3,105	$3,167
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 1.23%), 6.12%, 5/31/27 (5)	2,850	2,869
(Floating, U.S. SOFR + 1.61%), 5.47%, 3/20/29 (4)	11,000	11,106
Truist Bank,
(Variable, U.S. SOFR + 0.91%), 4.14%, 10/23/29 (5)	8,700	8,697
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.05%), 6.05%, 6/8/27 (5)	5,000	5,041
Wells Fargo & Co.,
(Floating, U.S. SOFR + 0.78%), 4.72%, 1/24/28 (4)	11,500	11,525
Wells Fargo Bank N.A.,
5.25%, 12/11/26	7,955	8,052
		180,531
Beverages – 0.4%
Keurig Dr. Pepper, Inc.,
(Floating, U.S. SOFR + 0.58%), 4.46%, 11/15/26(4)	6,190	6,192
Biotechnology & Pharmaceuticals – 2.2%
Eli Lilly & Co.,
(Floating, U.S. SOFR + 0.53%), 4.64%, 10/15/28 (4)	8,600	8,685
Merck & Co., Inc.,
(Floating, U.S. SOFR + 0.57%), 4.43%, 3/15/29 (4)	13,700	13,729
Novartis Capital Corp.,
(Floating, U.S. SOFR + 0.52%), 4.41%, 11/5/28 (4)	15,000	15,058
		37,472
Chemicals – 0.3%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P.,
3.40%, 12/1/26(1)	5,000	4,973
Containers & Packaging – 0.4%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28	7,120	7,221
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
E-Commerce Discretionary – 0.5%
Amazon.com, Inc.,
3.90%, 11/20/28	$4,570	$4,586
eBay, Inc.,
1.40%, 5/10/26	3,454	3,422
		8,008
Electric Utilities – 0.9%
DTE Energy Co.,
4.88%, 6/1/28	3,000	3,053
Georgia Power Co.,
4.00%, 10/1/28 †	5,800	5,834
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.80%), 4.71%, 2/4/28 (4)	6,600	6,623
		15,510
Electrical Equipment – 0.5%
Amphenol Corp.,
(Floating, U.S. SOFR + 0.53%), 4.42%, 11/15/27(4)	8,700	8,716
Entertainment Content – 0.2%
Take-Two Interactive Software, Inc.,
5.00%, 3/28/26	4,160	4,169
Food – 2.2%
Campbell's (The) Co.,
5.30%, 3/20/26	1,000	1,002
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 4.50%, 2/11/28 (1) (4)	7,500	7,515
General Mills, Inc.,
4.70%, 1/30/27	2,291	2,308
Kellanova,
3.25%, 4/1/26	15,200	15,175
Kraft Heinz Foods Co.,
3.00%, 6/1/26	6,000	5,974
Mars, Inc.,
4.60%, 3/1/28 (1)	5,200	5,273
		37,247
Health Care Facilities & Services – 2.0%
Cencora, Inc.,
4.63%, 12/15/27	3,280	3,322
Elevance Health, Inc.,
1.50%, 3/15/26	5,000	4,974
4.50%, 10/30/26	2,320	2,330
NORTHERN FUNDS QUARTERLY REPORT  270 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Health Care Facilities & Services – 2.0%continued
HCA, Inc.,
5.00%, 3/1/28	$2,220	$2,262
UnitedHealth Group, Inc.,
1.15%, 5/15/26	9,510	9,417
(Floating, U.S. SOFR + 0.50%), 4.48%, 7/15/26 (4)	7,000	7,011
4.40%, 6/15/28	4,000	4,046
		33,362
Home Construction – 0.8%
D.R. Horton, Inc.,
1.30%, 10/15/26	5,655	5,540
Lennar Corp.,
5.25%, 6/1/26	8,500	8,506
		14,046
Institutional Financial Services – 2.8%
Goldman Sachs Group (The), Inc.,
(Floating, U.S. SOFR + 0.81%), 4.66%, 3/9/27 (4)	20,000	20,021
LPL Holdings, Inc.,
4.90%, 4/3/28	4,370	4,436
Morgan Stanley,
(Floating, U.S. SOFR + 1.02%), 4.99%, 4/13/28 (4)	11,000	11,045
State Street Bank & Trust Co.,
(Floating, U.S. SOFR + 0.46%), 4.34%, 11/25/26 (4)	5,240	5,252
State Street Corp.,
4.33%, 10/22/27	7,040	7,112
		47,866
Insurance – 1.2%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	13,050	13,187
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.59%, 11/8/27 (4)	5,280	5,311
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 4.56%, 4/2/27 (1) (4)	2,480	2,488
		20,986
IT Services – 0.1%
International Business Machines Corp.,
3.30%, 5/15/26	1,199	1,196
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Leisure Facilities & Services – 0.6%
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	$5,000	$5,000
Starbucks Corp.,
4.50%, 5/15/28	4,790	4,839
		9,839
Machinery – 0.9%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,733
CNH Industrial Capital LLC,
1.45%, 7/15/26	5,450	5,369
4.50%, 10/8/27	2,620	2,636
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.60%), 4.58%, 4/19/27 (4)	5,000	5,022
		14,760
Medical Equipment & Devices – 1.9%
Agilent Technologies, Inc.,
4.20%, 9/9/27	7,800	7,841
GE HealthCare Technologies, Inc.,
4.15%, 12/15/28	2,100	2,107
Stryker Corp.,
3.50%, 3/15/26	7,000	6,993
4.55%, 2/10/27	9,500	9,562
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	5,432	5,477
		31,980
Oil & Gas Services & Equipment – 0.8%
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	12,799	12,969
Oil & Gas Supply Chain – 2.4%
Chevron U.S.A., Inc.,
(Floating, U.S. SOFR + 0.57%), 4.46%, 8/13/28 (4) †	23,800	23,997
Enterprise Products Operating LLC,
5.05%, 1/10/26 †	2,230	2,230
Kinder Morgan, Inc.,
1.75%, 11/15/26	2,800	2,749
ONEOK, Inc.,
5.55%, 11/1/26	5,000	5,054
Phillips 66,
1.30%, 2/15/26 †	1,118	1,114
FIXED INCOME FUNDS 271 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Oil & Gas Supply Chain – 2.4%continued
Williams (The) Cos., Inc.,
5.40%, 3/2/26	$5,110	$5,121
		40,265
Real Estate Investment Trusts – 0.3%
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 4.67%, 4/16/27(4)	4,720	4,736
Retail - Discretionary – 1.7%
AutoZone, Inc.,
5.05%, 7/15/26	2,980	2,997
Lowe's Cos., Inc.,
4.80%, 4/1/26	10,300	10,313
4.00%, 10/15/28	4,250	4,259
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,916
Ross Stores, Inc.,
0.88%, 4/15/26	10,300	10,209
		29,694
Semiconductors – 1.2%
Advanced Micro Devices, Inc.,
4.21%, 9/24/26	4,600	4,616
4.32%, 3/24/28	11,000	11,119
Intel Corp.,
4.88%, 2/10/26	4,000	4,003
		19,738
Software – 2.5%
Fortinet, Inc.,
1.00%, 3/15/26	8,025	7,972
Oracle Corp.,
1.65%, 3/25/26	9,311	9,253
(Floating, U.S. SOFR + 0.76%), 4.67%, 8/3/28 (4)	11,600	11,446
Roper Technologies, Inc.,
4.25%, 9/15/28	2,800	2,811
Synopsys, Inc.,
4.55%, 4/1/27	10,800	10,877
		42,359
Specialty Finance – 2.9%
Air Lease Corp.,
3.75%, 6/1/26	4,000	3,993
1.88%, 8/15/26	3,700	3,645
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Specialty Finance – 2.9%continued
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.97%), 4.90%, 7/28/27 (4)	$8,000	$8,027
(Floating, U.S. SOFR + 1.02%), 4.94%, 1/30/31 (4)	3,000	3,007
Fidelity National Information Services, Inc.,
1.15%, 3/1/26	12,831	12,769
Mastercard, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 4.29%, 3/15/28 (4)	4,700	4,718
PayPal Holdings, Inc.,
(Floating, U.S. SOFR + 0.67%), 4.52%, 3/6/28 (4)	13,800	13,853
		50,012
Technology Hardware – 0.7%
Dell International LLC/EMC Corp.,
4.90%, 10/1/26	3,425	3,441
4.75%, 4/1/28	3,660	3,713
Hewlett Packard Enterprise Co.,
4.45%, 9/25/26	5,711	5,728
		12,882
Telecommunications – 2.3%
AT&T, Inc.,
1.70%, 3/25/26	12,103	12,042
T-Mobile U.S.A., Inc.,
2.63%, 4/15/26	10,200	10,159
3.75%, 4/15/27	5,000	4,985
Verizon Communications, Inc.,
4.33%, 9/21/28	12,800	12,909
		40,095
Transportation & Logistics – 0.3%
Ryder System, Inc.,
1.75%, 9/1/26	4,527	4,459
Wholesale - Consumer Staples – 0.9%
Bunge Ltd. Finance Corp.,
2.00%, 4/21/26	7,101	7,057
NORTHERN FUNDS QUARTERLY REPORT  272 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Wholesale - Consumer Staples – 0.9%continued
Sysco Corp.,
3.25%, 7/15/27	$7,760	$7,684
		14,741
Total Corporate Bonds
(Cost $875,773)		879,659

FOREIGN ISSUER BONDS – 33.0%
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%), 1.36%, 1/30/27(1) (5)	6,406	6,392
Automotive – 1.4%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR Compounded Index + 0.78%), 4.64%, 3/19/27 (1) (4)	12,400	12,449
4.90%, 4/2/27 (1)	3,000	3,035
(Floating, U.S. SOFR + 0.71%), 4.60%, 8/11/27 (1) (4)	1,700	1,704
Mercedes-Benz Finance North America LLC,
4.75%, 8/1/27 (1)	7,350	7,440
		24,628
Banking – 23.5%
Australia & New Zealand Banking Group Ltd.,
(Floating, U.S. SOFR + 0.65%), 4.53%, 9/30/27 (1) (4)	2,000	2,010
(Floating, U.S. SOFR + 0.59%), 4.44%, 12/8/28 (1) (4) †	5,600	5,611
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.47%, 9/15/26 (4)	25,800	25,860
(Variable, U.S. SOFR Compounded Index + 0.75%), 4.06%, 9/22/28 (5)	9,500	9,509
(Floating, U.S. SOFR + 0.86%), 4.80%, 1/27/29 (4)	3,500	3,507
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 4.74%, 1/27/27 (1) (4)	21,000	21,082
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.0% continued
Banking – 23.5%continued
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 1.23%), 5.18%, 1/22/30 (1) (4) †	$5,100	$5,148
Barclays PLC,
(Floating, U.S. SOFR + 1.49%), 5.34%, 3/12/28 (4)	9,000	9,101
(Floating, U.S. SOFR + 1.08%), 4.97%, 11/11/29 (4)	7,400	7,438
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.72%), 4.71%, 1/13/28 (4)	15,000	15,020
Credit Agricole S.A.,
(Floating, U.S. SOFR + 0.87%), 4.72%, 3/11/27 (1) (4)	4,660	4,676
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (5)	8,080	8,143
(Floating, U.S. SOFR + 1.21%), 5.06%, 9/11/28 (1) (4)	6,000	6,032
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.10%, 11/16/27 (4)	6,500	6,528
(Floating, U.S. SOFR + 1.21%), 5.20%, 1/10/29 (4)	7,000	7,038
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29 (5)	5,000	5,333
HSBC Holdings PLC,
3.90%, 5/25/26 †	3,000	3,000
(Floating, U.S. SOFR + 1.04%), 4.92%, 11/19/28 (4)	3,200	3,213
(Floating, U.S. SOFR + 1.03%), 4.90%, 3/3/29 (4)	10,000	10,051
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 4.89%, 4/1/27 (4)	27,000	27,038
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.06%), 4.94%, 11/26/28 (4)	11,000	11,053
Macquarie Bank Ltd.,
5.27%, 7/2/27 (1)	9,430	9,630
(Floating, U.S. SOFR + 0.74%), 4.59%, 6/12/28 (1) (4)	17,000	17,089
FIXED INCOME FUNDS 273 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.0% continued
Banking – 23.5%continued
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	$4,261	$4,260
National Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 1.03%), 4.92%, 7/2/27 (4)	6,260	6,275
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.17%, 2/16/28 (1) (4)	10,700	10,770
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 4.64%, 9/29/26 (1) (4)	27,900	27,977
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.74%), 4.60%, 3/19/27 (1) (4)	8,500	8,536
(Floating, U.S. SOFR + 0.70%), 4.56%, 3/17/28 (1) (4)	14,300	14,370
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 4.50%, 11/2/26 (4)	14,237	14,271
(Floating, U.S. SOFR Compounded Index + 0.83%), 4.77%, 1/24/29 (4)	9,000	9,022
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (5)	4,800	4,807
Societe Generale S.A.,
(Floating, U.S. SOFR + 1.41%), 5.40%, 4/13/29 (1) (4)	3,100	3,109
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 4.87%, 1/14/27 (4)	5,840	5,871
(Floating, U.S. SOFR + 1.17%), 5.18%, 7/9/29 (4)	3,807	3,849
Sumitomo Mitsui Trust Bank Ltd.,
4.45%, 9/10/27 (1)	5,000	5,045
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.66%), 4.53%, 5/28/27 (1) (4)	15,220	15,278
Swedbank AB,
5.47%, 6/15/26 (1)	10,577	10,651
6.14%, 9/12/26 (1)	7,000	7,101
(Floating, U.S. SOFR + 1.03%), 4.91%, 11/20/29 (1) (4)	4,700	4,758
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.0% continued
Banking – 23.5%continued
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.59%), 4.44%, 9/10/26 (4)	$20,000	$20,040
Westpac Banking Corp.,
(Floating, U.S. SOFR + 0.82%), 4.71%, 7/1/30 (4)	1,380	1,391
		400,491
Chemicals – 0.3%
Nutrien Ltd.,
4.50%, 3/12/27	5,000	5,029
Household Products – 0.3%
Reckitt Benckiser Treasury Services PLC,
3.00%, 6/26/27(1)	5,000	4,931
Industrial Support Services – 0.6%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	9,720	9,806
Institutional Financial Services – 1.1%
Mitsubishi UFJ Trust & Banking Corp.,
(Floating, U.S. SOFR + 0.32%), 4.19%, 3/17/26 (4)	5,000	5,002
Mizuho Markets Cayman L.P.,
(Floating, U.S. SOFR + 0.53%), 4.59%, 1/9/26 (1) (4)	14,600	14,601
		19,603
Metals & Mining – 2.9%
BHP Billiton Finance U.S.A. Ltd.,
5.25%, 9/8/26	12,125	12,236
Glencore Funding LLC,
(Floating, U.S. SOFR Compounded Index + 0.75%), 4.64%, 10/1/26 (1) (4)	21,450	21,474
Rio Tinto Finance U.S.A. PLC,
(Floating, U.S. SOFR Compounded Index + 0.84%), 4.69%, 3/14/28 (4)	15,100	15,225
		48,935
Semiconductors – 0.4%
NXP B.V./NXP Funding LLC,
5.35%, 3/1/26 †	4,235	4,235
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
4.30%, 8/19/28	2,200	2,209
		6,444
NORTHERN FUNDS QUARTERLY REPORT  274 FIXED INCOME FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.0% continued
Specialty Finance – 0.3%
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28(1)	$4,600	$4,656
Telecommunications – 0.6%
NTT Finance Corp.,
(Floating, U.S. SOFR + 1.08%), 5.07%, 7/16/28(1) (4)	10,700	10,810
Transportation Equipment – 1.2%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27 (1)	4,000	4,039
(Floating, U.S. SOFR + 0.96%), 4.82%, 9/25/27 (1) (4)	10,720	10,751
(Floating, U.S. SOFR + 0.84%), 4.83%, 1/13/28 (1) (4)	5,900	5,890
		20,680
Total Foreign Issuer Bonds
(Cost $559,931)		562,405

U.S. GOVERNMENT AGENCIES – 0.6% (6)
Fannie Mae – 0.2%
Pool #FM3019,
3.50%, 2/1/35	1,476	1,455
Pool #MA3932,
3.50%, 2/1/35	1,278	1,251
		2,706
Freddie Mac – 0.4%
FRESB Mortgage Trust, Series 2022-SB94, Class A5F,
1.64%, 11/25/26	5,702	5,577
Pool #ZS8641,
2.50%, 2/1/32	1,963	1,898
		7,475
Government National Mortgage Association – 0.0%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	468	463
Total U.S. Government Agencies
(Cost $10,923)		10,644

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 2.6%
U.S. Treasury Notes – 2.6%
4.13%, 2/15/27	$10,000	$10,066
3.50%, 9/30/27	35,000	35,011
		45,077
Total U.S. Government Obligations
(Cost $44,924)		45,077

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 3.81%(7) (8) (9)	1,492,100	$1,492
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(7) (8)	6,145,734	6,146
Total Investment Companies
(Cost $7,638)		7,638

Total Investments – 98.8%
(Cost $1,676,055)		1,682,863
Other Assets less Liabilities – 1.2%		19,734
NET ASSETS – 100.0%		$1,702,597

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31,
2025, the value of these securities amounted to approximately
$474,191,000 or 27.9% of net assets.

(2)	Step coupon bond. Rate as of December 31, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of December 31, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2025.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2025 is disclosed.
(9)	Investment of cash collateral received from securities lending activities.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year
FIXED INCOME FUNDS 275 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$161,308	$—	$161,308
Commercial Mortgage-Backed Securities	—	16,132	—	16,132
Corporate Bonds(1)	—	879,659	—	879,659
Foreign Issuer Bonds(1)	—	562,405	—	562,405
U.S. Government Agencies(1)	—	10,644	—	10,644
U.S. Government Obligations	—	45,077	—	45,077
Investment Companies	7,638	—	—	7,638
Total Investments	$7,638	$1,675,225	$—	$1,682,863

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Nasdaq, Inc.	$8,019	$—	$8,000	$(16)	$(3)	$107	$—	—
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	35,141	33,649	—	—	4 (1)	1,492	1,492,100
Northern Institutional Funds - U.S. Government Portfolio (Shares)	66,804	836,786	897,444	—	—	1,122	6,146	6,145,734
Total	$74,823	$871,927	$939,093	$(16)	$(3)	$1,233	$7,638	7,637,834

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
NORTHERN FUNDS QUARTERLY REPORT  276 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 4.9% (1)
Fannie Mae – 2.0%
Pool #555649,
7.50%, 10/1/32	$4	$4
Pool #BH9277,
3.50%, 2/1/48	97	91
Pool #CB7509,
6.00%, 11/1/53	64	66
Pool #DA0021,
6.00%, 9/1/53	58	60
Pool #FS3063,
4.50%, 10/1/52	146	144
Pool #FS4669,
6.00%, 3/1/53	56	58
Pool #FS5952,
6.50%, 10/1/53	45	47
Pool #FS6176,
5.00%, 12/1/47	52	54
Pool #FS6177,
6.50%, 5/1/40	56	60
		584
Freddie Mac – 1.4%
Pool #RA8880,
5.50%, 4/1/53	75	76
Pool #SD1360,
5.50%, 7/1/52	85	87
Pool #SD2347,
5.50%, 2/1/53	63	65
Pool #SD2665,
6.00%, 4/1/53	70	73
Pool #SD3817,
6.00%, 9/1/53	98	101
Pool #ZS7735,
2.00%, 1/1/32	1	1
		403
Freddie Mac Gold – 0.0%
Pool #G30926,
3.50%, 4/1/36	15	14
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	54	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 4.9% (1)continued
Sovereign Agencies – 1.3%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	$425	$384
Total U.S. Government Agencies
(Cost $1,410)		1,436

U.S. GOVERNMENT OBLIGATIONS – 94.3%
U.S. Treasury Bonds – 20.9%
4.50%, 8/15/39	50	50
4.38%, 11/15/39	350	346
4.63%, 2/15/40	80	81
1.13%, 5/15/40	250	159
4.38%, 5/15/40	45	44
3.88%, 8/15/40	55	51
4.25%, 11/15/40	165	160
3.88%, 2/15/43	460	415
3.88%, 5/15/43	385	347
4.38%, 8/15/43	375	359
4.75%, 11/15/43	135	136
4.63%, 5/15/44	100	99
4.63%, 11/15/44	205	202
4.75%, 2/15/45	205	205
5.00%, 5/15/45	145	149
4.88%, 8/15/45	60	61
4.63%, 11/15/45	40	39
2.75%, 11/15/47	430	308
3.38%, 11/15/48	240	191
2.88%, 5/15/49	100	72
2.38%, 11/15/49	725	468
1.38%, 8/15/50	425	210
1.63%, 11/15/50	10	5
2.38%, 5/15/51	480	304
1.88%, 11/15/51	25	14
4.00%, 11/15/52	50	44
4.75%, 11/15/53	520	513
4.63%, 5/15/54	225	218
4.25%, 8/15/54	175	159
4.50%, 11/15/54	240	227
4.63%, 2/15/55	240	232
4.75%, 5/15/55	140	138
4.75%, 8/15/55	120	118
4.63%, 11/15/55	90	87
		6,211
FIXED INCOME FUNDS 277 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.3%continued
U.S. Treasury Inflation Indexed Notes – 1.1%
0.13%, 4/15/26	$126	$155
0.13%, 4/15/27	137	155
0.13%, 7/15/30	2	3
		313
U.S. Treasury Notes – 72.3%
4.00%, 1/15/27	75	75
1.50%, 1/31/27	115	113
4.13%, 2/28/27	100	101
0.63%, 3/31/27	92	89
3.88%, 3/31/27	900	904
3.75%, 4/30/27	300	301
4.50%, 5/15/27	250	253
0.50%, 5/31/27	107	103
3.88%, 5/31/27	125	126
4.63%, 6/15/27	100	102
3.75%, 6/30/27	275	276
4.38%, 7/15/27	200	203
0.38%, 9/30/27	161	153
3.50%, 9/30/27	150	150
3.50%, 10/31/27	75	75
2.25%, 11/15/27	126	123
4.13%, 11/15/27	50	51
0.63%, 11/30/27	36	34
3.38%, 11/30/27	175	175
3.88%, 11/30/27	263	265
4.00%, 12/15/27	360	363
4.25%, 1/15/28	50	51
0.75%, 1/31/28	104	98
4.25%, 2/15/28	250	254
3.88%, 3/15/28	255	257
3.75%, 4/15/28	450	452
3.50%, 4/30/28	150	150
3.75%, 5/15/28	225	226
1.25%, 5/31/28	215	204
3.63%, 5/31/28	300	301
3.88%, 6/15/28	400	403
3.88%, 7/15/28	400	403
2.88%, 8/15/28	245	241
3.63%, 8/15/28	500	501
1.13%, 8/31/28	208	195
4.38%, 8/31/28	100	102
3.38%, 9/15/28	225	224
3.50%, 10/15/28	600	600
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.3%continued
U.S. Treasury Notes – 72.3%continued
4.88%, 10/31/28	$175	$181
3.13%, 11/15/28	588	582
3.50%, 11/15/28	325	325
3.50%, 12/15/28	500	500
4.00%, 1/31/29	200	203
4.13%, 3/31/29	100	102
4.50%, 5/31/29	100	103
4.00%, 7/31/29	100	101
3.63%, 8/31/29	100	100
4.13%, 10/31/29	65	66
4.38%, 12/31/29	260	267
4.25%, 1/31/30	400	409
4.00%, 2/28/30	425	431
4.00%, 3/31/30	375	380
3.88%, 4/30/30	105	106
4.00%, 5/31/30	65	66
3.88%, 6/30/30	225	227
3.88%, 7/31/30	50	50
3.63%, 8/31/30	40	40
4.13%, 8/31/30	1,250	1,273
3.63%, 9/30/30	85	85
3.63%, 10/31/30	65	65
3.50%, 11/30/30	160	158
4.38%, 11/30/30	350	360
3.75%, 12/31/30	200	200
3.63%, 12/31/30	100	100
4.00%, 1/31/31	100	101
4.25%, 2/28/31	150	154
4.63%, 4/30/31	75	78
4.63%, 5/31/31	200	208
4.25%, 6/30/31	150	154
4.13%, 7/31/31	250	254
3.75%, 8/31/31	100	100
3.63%, 9/30/31	100	99
4.13%, 10/31/31	65	66
4.13%, 11/30/31	200	203
4.50%, 12/31/31	210	218
4.38%, 1/31/32	375	386
4.13%, 2/29/32	260	264
4.13%, 3/31/32	240	244
4.00%, 4/30/32	275	277
4.13%, 5/31/32	125	127
4.00%, 6/30/32	275	277
NORTHERN FUNDS QUARTERLY REPORT  278 FIXED INCOME FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.3%continued
U.S. Treasury Notes – 72.3%continued
4.00%, 7/31/32	$135	$136
3.88%, 8/31/32	175	175
3.88%, 9/30/32	65	65
3.75%, 10/31/32	150	149
3.75%, 11/30/32	140	139
3.88%, 12/31/32	115	115
3.50%, 2/15/33	180	175
3.38%, 5/15/33	300	289
4.00%, 2/15/34	465	464
4.38%, 5/15/34	175	179
3.88%, 8/15/34	125	123
4.25%, 11/15/34	260	263
4.63%, 2/15/35	230	239
4.25%, 5/15/35	220	222
4.25%, 8/15/35	210	212
4.00%, 11/15/35	150	148
		21,480
Total U.S. Government Obligations
(Cost $28,105)		28,004

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.59%(3) (4)	38,394	$38
Total Investment Companies
(Cost $38)		38

Total Investments – 99.3%
(Cost $29,553)		29,478
Other Assets less Liabilities – 0.7%		214
NET ASSETS – 100.0%		$29,692

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,436	$—	$1,436
U.S. Government Obligations(1)	—	28,004	—	28,004
Investment Companies	38	—	—	38
Total Investments	$38	$29,440	$—	$29,478

(1)	Classifications as defined in the Schedule of Investments.
FIXED INCOME FUNDS 279 NORTHERN FUNDS QUARTERLY REPORT

December 31, 2025 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2025, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND OR INTEREST INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$156	$156	$— (1),*	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	710	2,975	3,647	3	38	38,394
Total	$710	$3,131	$3,803	$3	$38	38,394

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Fund, and other related expenses.
*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT  280 FIXED INCOME FUNDS